File No. 333-34844

Investment Company Act File No. 811-9903

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 47  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 49  [X]

(Check appropriate box or boxes.)

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq. Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

and

Donald W. Smith, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

 _____ immediately upon filing pursuant to paragraph (b)

 __X _ on _ December 31, 2012_ pursuant to paragraph (b)

 _____ 60 days after filing pursuant to paragraph (a)(1)

 _____ on______________ pursuant to paragraph (a)(1)

 _____ 75 days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The BNY Mellon Funds

Funds	Ticker Symbols
	Class M shares	Investor shares
BNY Mellon Large Cap Stock Fund	MPLCX	MILCX
BNY Mellon Large Cap Market Opportunities Fund	MMOMX	MMOIX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	MTSMX	MTSIX
BNY Mellon Income Stock Fund	MPISX	MIISX
BNY Mellon Mid Cap Multi-Strategy Fund	MPMCX	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	MPSSX	MISCX
BNY Mellon U.S. Core Equity 130/30 Fund	MUCMX	MUCIX
BNY Mellon Focused Equity Opportunities Fund	MFOMX	MFOIX
BNY Mellon Small/Mid Cap Fund	MMCMX	MMCIX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon International Appreciation Fund	MPPMX	MARIX
BNY Mellon International Equity Income Fund	MLIMX	MLIIX
BNY Mellon Bond Fund	MPBFX	MIBDX
BNY Mellon Intermediate Bond Fund	MPIBX	MIIDX
BNY Mellon Corporate Bond Fund	BYMMX	BYMIX
BNY Mellon Intermediate U.S. Government Fund	MGVMX	MOVIX
BNY Mellon Short-Term U.S. Government Securities Fund	MPSUX	MISTX
BNY Mellon National Intermediate Municipal Bond Fund	MPNIX	MINMX
BNY Mellon National Short-Term Municipal Bond Fund	MPSTX	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	MPPIX	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBMX	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	MNYMX	MNYIX
BNY Mellon Municipal Opportunities Fund	MOTMX	MOTIX
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX
BNY Mellon Money Market Fund	MLMXX	MLOXX
BNY Mellon National Municipal Money Market Fund	MOMXX	MNTXX

P R O S P E C T U S December 31, 2012

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summaries
Fund Details

BNY Mellon Large Cap Stock Fund	104
BNY Mellon Large Cap Market Opportunities Fund	104
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	110
BNY Mellon Income Stock Fund	117
BNY Mellon Mid Cap Multi-Strategy Fund	118
BNY Mellon Small Cap Multi-Strategy Fund	120

Shareholder Guide

Buying, Selling and Exchanging Shares	169
General Policies	173
Distributions and Taxes	175
Financial Highlights	177
For More Information

See back cover.

The Funds

Each fund is offering its Class M shares and Investor shares in this prospectus.

Fund Summary

BNY Mellon Large Cap Stock Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.65%	0.65%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.04%	0.04%
Total annual fund operating expenses	0.81%	1.06%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$83	$259	$450	$1,002
Investor	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76.82% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 18.04% Worst Quarter Q4, 2008: -22.75%
The year-to-date total return of the fundâ€²s Class M shares as of 9/30/12 was 17.94%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	-6.37%	-1.42%	1.25%
Class M returns after taxes on distributions	-6.51%	-2.06%	0.80%
Class M returns after taxes on distributions and sale of fund shares	-3.95%	-1.16%	1.07%
Investor returns before taxes	-6.67%	-1.69%	1.00%
S&P 500 reflects no deduction for fees, expenses or taxes	2.09%	-0.25%	2.92%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Sean P. Fitzgibbon and Jeffrey D. McGrew are the fund's primary portfolio managers, positions they have held since February 2007 and January 2010, respectively. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of The Boston Company Asset Management, LLC (TBCAM), an

affiliate of The Dreyfus Corporation. Mr. McGrew is a managing director, portfolio manager, research analyst and a member of the Global Core Equity Team of TBCAM. Messrs. Fitzgibbon and McGrew also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Large Cap Market Opportunities Fund
Investment Objective

The fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	0.60%	0.60%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.10%	0.10%
Other expenses of the fund	0.08%	0.07%
Acquired fund fees and expenses**	0.32%	0.32%
Total annual fund operating expenses	1.10%	1.34%

* The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

** "Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$112	$350	$606	$1,340
Investor	$136	$425	$734	$1,613

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43.61% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Focused Equity Strategy	42%	0% to 50%
U.S. Large Cap Equity Strategy	42%	0% to 50%
U.S. Core Equity 130/30 Strategy	10%	0% to 50%
Dynamic Large Cap Value Strategy	0%	0% to 50%
Large Cap Growth Strategy	0%	0% to 50%
U.S. Large Cap Growth Strategy	6%	0% to 50%
Income Stock Strategy	0%	0% to 50%
Appreciation Strategy	0%	0% to 50%
Large Cap Dividend Strategy	0%	0% to 50%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions (i.e., selling a security at a loss, and within 30 days before or after the sale acquiring the same security, causing the loss to be disallowed and the security's basis adjusted), and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with the financial, operational and strategic strengths to underpin the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index. The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy also may be invested in Dreyfus Research Growth Fund, Inc., a mutual fund advised by The Dreyfus Corporation and managed by the same portfolio managers responsible for the fund's U.S. Large Cap Growth Strategy using substantially similar investment strategies as those used in managing this portion of the fund's assets.

The portion of the fund's assets allocated to the Income Stock Strategy is invested in BNY Mellon Income Stock Fund, a mutual fund advised by the fund's investment adviser.  The underlying fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The underlying fundâ€²s portfolio manager chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks.

The portion of the fund's assets allocated to the Appreciation Strategy is invested in Dreyfus Appreciation Fund, Inc., a mutual fund advised by The Dreyfus Corporation and sub-advised by Fayez Sarofim & Co.  The underlying fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.  The underlying fund employs a "buy-and-hold" investment strategy.

The portion of the fund's assets allocated to the Large Cap Dividend Strategy normally is invested primarily in equity securities, focusing on dividend-paying stocks and other investments and investment techniques that provide income. The portfolio manager chooses securities through a disciplined investment process that combines fundamental analysis and risk management. The Large Cap Dividend Strategy emphasizes those securities with above market average yield, although the portfolio manager may purchase those securities with low or no dividend.  This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares for the fund's first full calendar year of operations. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2011: 9.48% Worst Quarter Q3, 2011: -17.62%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 13.98%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	Since Inception (7/30/10)
Class M returns before taxes	-4.27%	6.57%
Class M returns after taxes on distributions	-4.31%	6.49%
Class M returns after taxes on distributions and sale of fund shares	-2.72%	5.59%
Investor returns before taxes	-3.86%	6.82%
S&P 500 reflects no deduction for fees, expenses or taxes	2.09%	12.13%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. The Dreyfus Corporation has engaged its affiliate, Walter Scott, to serve as the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Bernard Schoenfeld is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since September 2011; he is a senior investment strategist and vice president of BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation.

Irene D. O'Neill is the primary portfolio manager responsible for the Focused Equity Strategy and the Large Cap Growth Strategy, a position she has held since the fund's inception, and the Large Cap Dividend Strategy, a position she has held since March 2012; she is a managing director and senior portfolio manager of The Bank of New York Mellon and also is an employee of The Dreyfus Corporation.

Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception by Walter Scott's Investment Management Group (IMG) based on proposals from the U.S. investment team. The IMG, which oversees the U.S. investment team, governs investment policy at Walter Scott and is comprised of all of the firm's investment directors and senior investment managers. The members of the IMG with the most significant responsibility for the day-to-day management of the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy are Jane Henderson, the managing director of Walter Scott, Roy Leckie, a director of Walter Scott and co-leader of the IMG,

Charlie Macquaker, a director of Walter Scott and co-leader of the IMG, and Rodger Nisbet, the deputy chairman of Walter Scott.

Brian C. Ferguson is the primary portfolio manager responsible for the Dynamic Large Cap Value Strategy, a position he has held since the fund's inception; Mr. Ferguson is a senior vice president and director of U.S. Large Capitalization Equities strategies of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation, and also is an employee of The Dreyfus Corporation.

Investment decisions for the U.S. Large Cap Growth Strategy have been made since the fund's inception by members of the Core Research Team of TBCAM, each of whom also is an employee of The Dreyfus Corporation. The team members primarily responsible for the day-to-day management of the portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy are Elizabeth Slover, a managing director and the director of core research at TBCAM, David Sealy, an analyst on the Core Research Team of TBCAM, and Barry Mills, an analyst on the Core Research Team of TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Investment Objective

The fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	0.70%	0.70%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.11%	0.11%
Other expenses of the fund	0.06%	0.05%
Acquired fund fees and expenses**	0.22%	0.22%
Total annual fund operating expenses	1.09%	1.33%

* The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

** "Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$111	$347	$601	$1,329
Investor	$135	$421	$729	$1,601

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32.62% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Large Cap Core Strategy	20%	20% to 50%
Large Cap Tax-Sensitive Strategy	25%	20% to 60%
Focused Equity Strategy	20%	0% to 30%
U.S. Large Cap Equity Strategy	23%	0% to 30%
U.S. Core Equity 130/30 Strategy	7%	0% to 30%
Dynamic Large Cap Value Strategy	0%	0% to 30%
Large Cap Growth Strategy	0%	0% to 30%
U.S. Large Cap Growth Strategy	5%	0% to 30%
Income Stock Strategy	0%	0% to 30%
Appreciation Strategy	0%	0% to 30%
Large Cap Dividend Strategy	0%	0% to 30%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies, which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the Large Cap Core Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with bottom-up, fundamental research to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: earnings power unrecognized by the market; sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers; and strong or improving financial condition.

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's® 500 Composite Stock Price Index (S&P 500 Index). In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500 Index. The Large Cap Tax-Sensitive Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500 Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the portfolio manager monitors trading activity for the fund as a whole to avoid wash sale transactions (i.e., selling a security at a loss, and within 30 days before or after the sale acquiring the same security, causing the loss to be disallowed and the security's basis adjusted), and may seek to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with the financial, operational and strategic strengths to underpin the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index. The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy also may be invested in Dreyfus Research Growth Fund, Inc., a mutual fund advised by The Dreyfus Corporation and managed by the same portfolio managers responsible for the fund's U.S. Large Cap Growth Strategy using substantially similar investment strategies as those used in managing this portion of the fund's assets.

The portion of the fund's assets allocated to the Income Stock Strategy is invested in BNY Mellon Income Stock Fund, a mutual fund advised by the fund's investment adviser.  The underlying fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The underlying fund's portfolio manager chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks.

The portion of the fund's assets allocated to the Appreciation Strategy is invested in Dreyfus Appreciation Fund, Inc., a mutual fund advised by The Dreyfus Corporation and sub-advised by Fayez Sarofim & Co.  The underlying fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.  The underlying fund employs a "buy-and-hold" investment strategy.

The portion of the fund's assets allocated to the Large Cap Dividend Strategy normally is invested primarily in equity securities, focusing on dividend-paying stocks and other investments and investment techniques that provide income. The portfolio manager chooses securities through a disciplined investment process that combines fundamental analysis and risk management. The Large Cap Dividend Strategy emphasizes those securities with above market average yield, although the portfolio manager may purchase those securities with low or no dividend.  This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares for the fund's first full calendar year of operations. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2011: 9.87% Worst Quarter Q3, 2011: -16.57%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 14.93%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	Since Inception (7/30/10)
Class M returns before taxes	-2.92%	8.47%
Class M returns after taxes on distributions	-2.99%	8.35%
Class M returns after taxes on distributions and sale of fund shares	-1.81%	7.21%
Investor returns before taxes	-3.83%	7.64%
S&P 500 reflects no deduction for fees, expenses or taxes	2.09%	12.13%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. The Dreyfus Corporation has engaged its affiliate, Walter Scott, to serve as the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. Bernard Schoenfeld is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since September 2011; he is a senior investment strategist and vice president of BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation.

Irene D. O'Neill is the primary portfolio manager responsible for the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy, positions she has held since the fund's inception, and the Large Cap Dividend Strategy, a position she has held since March 2012; she is a managing director and senior portfolio manager of The Bank of New York Mellon and also is an employee of The Dreyfus Corporation.

Thomas Murphy is the primary portfolio manager responsible for the Large Cap Tax-Sensitive Strategy, a position he has held since the fund's inception; he is director, tax-managed equity, at The Bank of New York Mellon and also is an employee of The Dreyfus Corporation.

Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception by Walter Scott's Investment Management Group (IMG) based on proposals from the U.S. investment team. The IMG, which oversees the U.S. investment team, governs investment policy at Walter Scott and is comprised of all of the firm's investment directors and senior investment managers. The members of the IMG with the most significant responsibility for the day-to-day management of the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy are Jane Henderson, the managing director of Walter Scott, Roy Leckie, a director of Walter Scott and co-leader of the IMG, Charlie Macquaker, a director of Walter Scott and co-leader of the IMG, and Rodger Nisbet, the deputy chairman of Walter Scott.

Brian C. Ferguson is the primary portfolio manager responsible for the Dynamic Large Cap Value Strategy, a position he has held since the fund's inception; Mr. Ferguson is a senior vice president and director of U.S. Large Capitalization Equities strategies of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation, and also is an employee of The Dreyfus Corporation.

Investment decisions for the U.S. Large Cap Growth Strategy have been made since the fund's inception by members of the Core Research Team of TBCAM, each of whom also is an employee of The Dreyfus Corporation. The team members primarily responsible for managing the portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy are Elizabeth Slover, a managing director and the director of core research at TBCAM, David Sealy, an analyst on the core research team at TBCAM, and Barry Mills, an analyst on the Core Research Team of TBCAM.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Income Stock Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.65%	0.65%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.05%	0.04%
Total annual fund operating expenses	0.82%	1.06%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$84	$262	$455	$1,014
Investor	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35.60% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

• Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S. IndexSM, a broad-based index that is representative of the total U.S. equity market, and the Russell 1000® Value Index, a widely recognized unmanaged index of large capitalization value stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2009: 17.95% Worst Quarter Q4, 2008: -19.85%
The year-to-date total return of the fundâ€²s Class M shares as of 9/30/12 was 12.58%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	3.61%	-0.70%	3.13%
Class M returns after taxes on distributions	3.18%	-1.90%	2.02%
Class M returns after taxes on distributions and sale of fund shares	2.91%	-0.68%	2.58%
Investor returns before taxes	3.23%	-0.95%	2.87%
Dow Jones Index reflects no deduction for fees, expenses or taxes	12.42%	-0.66%	N/A*
Russell 1000 Value Index reflects no deduction for fees, expenses or taxes	0.39%	-2.64%	3.89%

* The Dow Jones Index was first calculated on 11/3/03. Accordingly, the fund will continue to report the performance of the Russell 1000 Value Index until the Dow Jones Index has been calculated for a 10-year period. For the period 11/3/03 through 12/31/11, the average annual total return of the Dow Jones Index was 5.90%.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John C. Bailer is the fund's primary portfolio manager, a position he has held since December 2011. Mr. Bailer is a chartered financial analyst, managing director and associate portfolio manager of the U.S. Large Cap Value Strategy of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Bailer also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Mid Cap Multi-Strategy Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.75%	0.75%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.90%	1.15%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$92	$287	$498	$1,108
Investor	$117	$365	$633	$1,398

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 156.98% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies. The fund currently considers mid cap companies to be those companies with market capitalizations, at the time of purchase, that are within the market capitalization range of companies comprising the Russell Midcap® Index as of the index's most recent reconstitution date, which was May 31, 2012. As of that date, the market capitalization range of companies comprising the Russell Midcap Index was between approximately $1.4 billion and $17.4 billion, and the weighted average and median market capitalizations of the Russell Midcap Index were approximately $8.1 billion and $4.1 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser and an unaffiliated sub-investment adviser that invest primarily in equity securities issued by mid cap companies. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The investment adviser determines the investment strategies and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by the fund's investment adviser or an unaffiliated sub-investment adviser, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	45%	0% to 60%
Opportunistic Mid Cap Value Strategy	20%	0% to 35%
Mid Cap Growth Strategy	15%	0% to 35%
Robeco Mid Cap Value Strategy	20%	0% to 35%

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Robeco Mid Cap Value Strategy is employed by an unaffiliated sub-investment adviser, namely, Robeco Investment Management, Inc. (Robeco).

The portion of the fund's assets allocated to the Mid Cap Tax-Sensitive Core Strategy normally is invested primarily in equity securities of mid cap companies included in the Russell Midcap Index. In selecting securities for the Mid Cap Tax-Sensitive Core Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the Russell Midcap Index. The Mid Cap Tax-Sensitive Core Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Mid Cap Tax-Sensitive Core Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the Russell Midcap Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the Mid Cap Tax-Sensitive Core Strategy may realize capital losses to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy normally is invested primarily in equity securities of mid cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. For this portion of its portfolio, the fund generally seeks exposure to stocks and sectors that the portfolio managers perceive to be attractive from a valuation and fundamental standpoint.

The portion of the fund's assets allocated to the Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers use a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The portfolio managers use a consistent, bottom-up approach which emphasizes individual stock selection. The portion of the fund's assets allocated to the Mid Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.

Robeco is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy. The portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy normally is invested in a diversified portfolio of mid cap stocks identified by Robeco as having value characteristics. Robeco employs a fundamental bottom-up, disciplined value investment process. Valuation, fundamentals and momentum are analyzed using a bottom-up blend of qualitative and quantitative inputs.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell Midcap® Index and the Standard & Poor’s® MidCap 400 Index (S&P MidCap 400), each an unmanaged index designed to measure the performance of the mid cap segment of the U.S. stock market. The fund changed its primary benchmark, effective as of August 20, 2012, to the Russell Midcap Index, from the S&P MidCap 400, because the Russell Midcap Index is more reflective of the manner in which the fund's assets may be allocated, based on changes to the fund's investment strategy which took effect as of the same date. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell Midcap Value Index and the Russell Midcap Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests. These indices also are unmanaged indices that are designed to measure the performance of the mid cap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy -- selecting stocks of mid cap domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 20, 2012 reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 17.89% Worst Quarter Q4, 2008: -24.86%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 9.92%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	-8.85%	1.14%	5.43%
Class M returns after taxes on distributions	-9.31%	0.42%	4.47%
Class M returns after taxes on distributions and sale of fund shares	-5.14%	0.96%	4.64%
Investor returns before taxes	-9.08%	0.89%	5.15%
Russell Midcap Index reflects no deduction for fees, expenses or taxes	-1.55%	1.41%	6.99%
Russell Midcap Value Index reflects no deduction for fees, expenses or taxes	-1.38%	0.04%	7.67%
Russell Midcap Growth Index reflects no deduction for fees, expenses or taxes	-1.65%	2.44%	5.29%
S&P MidCap 400 reflects no deduction for fees, expenses or taxes	-1.73%	3.32%	7.04%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. The Dreyfus Corporation has engaged Robeco to serve as the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy. Bernard Schoenfeld is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since August 2012; he is a senior investment strategist and vice president of BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation.

Thomas Murphy is the primary portfolio manager responsible for the Mid Cap Tax-Sensitive Core Strategy, a position he has held since August 2012; he is director, tax-managed equity, of The Bank of New York Mellon and also is an employee of The Dreyfus Corporation.

Investment decisions for the Opportunistic Mid Cap Value Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and TBCAM. The team consists of David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang. Mr. Daglio is a senior managing director and portfolio manager at TBCAM. Messrs. Boyd, Dutile and Kang are each equity research analysts and portfolio managers at TBCAM. Messrs. Daglio, Boyd, Dutile and Kang also are employees of The Dreyfus Corporation.

Investment decisions for the Mid Cap Growth Strategy have been made since August 2012 by B. Randall Watts, Jr., CFA, and Robert C. Zeuthen, CFA. Mr. Watts is a senior managing director and portfolio manager at TBCAM. Mr. Zeuthen is a director and equity research analyst at TBCAM. Messrs. Watts and Zeuthen also are employees of The Dreyfus Corporation.

Investment decisions for the Robeco Mid Cap Value Strategy have been made since August 2012 by Joseph F. Feeney, Jr., CFA, and Steven L. Pollack, CFA. Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer of Robeco. Mr. Pollack is a senior portfolio manager at Robeco.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Small Cap Multi-Strategy Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.85%	0.85%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.07%	0.07%
Total annual fund operating expenses	1.04%	1.29%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$106	$331	$574	$1,271
Investor	$131	$409	$708	$1,556

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 148.75% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations, at the time of purchase, that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index as of the index's most recent reconstitution date, which was May 31, 2012. As of that date, the market capitalization range of companies comprising the Russell 2000 Index was between approximately $101 million and $2.6 billion, and the weighted average and median market capitalizations of the Russell 2000 Index were approximately $1.1 billion and $460 million, respectively. In addition, the fund may invest up to 20% of its net assets in companies with market capitalizations, at the time of purchase, that are above the market capitalization of the largest company included in the Russell 2000 Index. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser that invest primarily in equity securities issued by small cap companies. The fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging market countries.

The investment adviser determines the investment strategies and sets the target allocations. The investment adviser has the discretion to change the investment strategies and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Opportunistic Small Cap Strategy	40%	0% to 50%
Small Cap Value Strategy	30%	0% to 40%
Small Cap Growth Strategy	30%	0% to 40%

The portion of the fund's assets allocated to the Opportunistic Small Cap Strategy normally is invested primarily in equity securities of small cap companies. In constructing this portion of the fund's portfolio, the portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst. The portfolio managers responsible for the Opportunistic Small Cap Strategy select securities that are believed to have attractive reward to risk opportunities and may actively adjust this portion of the fund's portfolio to reflect new developments.

The portion of the fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers employ a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The portfolio managers responsible for the Small Cap Value Strategy focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.

The portion of the fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers employ a growth-oriented investment style, which means the portfolio managers seek to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Small Cap Growth Strategy look for high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best. The portion of the fund's assets allocated to the Small Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2000® Index and the Standard & Poor’s® SmallCap 600 Index (S&P SmallCap 600), each an unmanaged index designed to measure the performance of the small cap segment of the U.S. stock market. The fund changed its primary benchmark, effective as of August 20, 2012, to the Russell 2000 Index, from the S&P SmallCap 600, because the Russell 2000 Index is more reflective of the manner in which the fund's assets may be allocated, based on changes to the fund's investment strategy which took effect as of the same date. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2000 Value Index and the Russell 2000 Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests. These indices also are unmanaged indices that are designed to measure the performance of the small cap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy -- selecting stocks of small-capitalization domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 20, 2012 reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2003: 17.51% Worst Quarter Q3, 2011: -25.26%	Best Quarter Q2, 2003: 17.51% Worst Quarter Q3, 2011: -25.26%

The year-to-date total return of the fund's Class M shares as of 9/30/12 was 13.76%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	-9.24%	-1.86%	3.56%
Class M returns after taxes on distributions	-10.06%	-2.76%	2.59%
Class M returns after taxes on distributions and sale of fund shares	-5.96%	-1.83%	2.97%
Investor returns before taxes	-9.45%	-2.00%	3.36%
Russell 2000 Index reflects no deduction for fees, expenses or taxes	-4.18%	0.15%	5.62%
Russell 2000 Value Index reflects no deduction for fees, expenses or taxes	-5.50%	-1.87%	6.40%
Russell 2000 Growth Index reflects no deduction for fees, expenses or taxes	-2.91%	2.09%	4.48%
S&P SmallCap 600 reflects no deduction for fees, expenses or taxes	1.02%	1.94%	7.09%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Bernard Schoenfeld is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since August 2012; he is a senior investment strategist and vice president of BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation.

Investment decisions for the Opportunistic Small Cap Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. The team consists of David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang. Mr. Daglio is a senior managing director and portfolio manager at TBCAM. Messrs. Boyd, Dutile and Kang are each equity research analysts and portfolio managers at TBCAM. Messrs. Daglio, Boyd, Dutile and Kang also are employees of The Dreyfus Corporation.

Investment decisions for the Small Cap Value Strategy have been made since August 2012 by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R. Walter, CFA. Mr. Corrado is a senior managing director and portfolio manager at TBCAM. Ms. Brandaleone is a director, portfolio manager and investment research analyst at TBCAM. Mr. Walter is a managing director, portfolio manager and investment research analyst at TBCAM. Messrs. Corrado and Walter and Ms. Brandaleone also are employees of The Dreyfus Corporation.

Investment decisions for the Small Cap Growth Strategy have been made since August 2012 by B. Randall Watts, Jr., CFA, and P. Hans Von Der Luft. Mr. Watts is a senior managing director and portfolio manager at TBCAM. Mr. Von Der Luft is a director and portfolio manager at TBCAM. Messrs. Watts and Von Der Luft also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon U.S. Core Equity 130/30 Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.80%	0.80%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Substitute dividend expense on securities sold short	0.55%	0.55%
Other expenses of the fund	0.32%	0.09%
Total annual fund operating expenses	1.79%	1.81%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$182	$563	$970	$2,105
Investor	$184	$569	$980	$2,127

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 128.54% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher computer model ranked securities. The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. Short sales involve selling a security the fund typically does not own in anticipation that the security's price will decline by the time the fund repurchases the security or otherwise covers the sale. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the fund's gains or losses. Normally, up to 130% of the fund's assets will be in long positions in stocks, and approximately 30% of the fund's assets will be in short positions.

The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Short sales involve borrowing securities and then selling them; thus, the fund's short sales positions effectively leverage the fund's assets.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 18.42% Worst Quarter Q4, 2008: -20.95%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 18.45%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	Since Inception (8/1/07)
Class M returns before taxes	-8.98%	-3.11%
Class M returns after taxes on distributions	-9.06%	-3.20%
Class M returns after taxes on distributions and sale of fund shares	-5.74%	-2.63%
Investor returns before taxes	-9.27%	-3.41%
S&P 500 reflects no deduction for fees, expenses or taxes	2.09%	-1.09%*

*For comparative purposes, the value of the Index on 7/31/07 is used as the beginning value on 8/1/07.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Sean P. Fitzgibbon and Jeffrey D. McGrew are the fund's primary portfolio managers, positions they have held since the fund's inception. Mr. Fitzgibbon and Mr. McGrew are senior vice president and vice president, respectively, of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Each is also a portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of TBCAM. Messrs. Fitzgibbon and McGrew also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Focused Equity Opportunities Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.70%	0.70%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.05%	0.06%
Total annual fund operating expenses	0.87%	1.13%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$89	$278	$482	$1,073
Investor	$115	$359	$622	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59.71% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The portfolio manager monitors sector and security weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio. The portfolio manager adjusts exposure limits as necessary.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Standard & Poor's 500® Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2010: 13.93% Worst Quarter Q3, 2011: -21.31%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 19.23%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	Since Inception (9/30/09)
Class M returns before taxes	-9.59%	5.72%
Class M returns after taxes on distributions	-9.64%	5.66%
Class M returns after taxes on distributions and sale of fund shares	-6.16%	4.89%
Investor returns before taxes	-9.66%	5.51%
S&P 500 reflects no deduction for fees, expenses or taxes	2.09%	10.26%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Irene D. O'Neill is the fund's primary portfolio manager, a position she has held since the fund's inception. Ms. O'Neill is a managing director and senior portfolio manager of The Bank of New York Mellon. Ms. O'Neill also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Small/Mid Cap Fund
Investment Objective

The fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.75%	0.75%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.05%	0.05%
Total annual fund operating expenses	0.92%	1.17%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$94	$293	$509	$1,131
Investor	$119	$372	$644	$1,420

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 149.30% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap and mid cap companies. The fund currently considers small cap and mid cap companies to be those companies with total market capitalizations of between $200 million and $7 billion at the time of investment. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500TM Index.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Class M shares from year to year. The table compares the avearage annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2500 Index, an unmanaged index designed to measure the performance of small cap to mid cap U.S. stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012. Prior to that date, the investment adviser selected securities for the fund using proprietary computer models, along with fundamental analysis, to identify and rank stocks within industries or sectors, based on several characteristics, including value, growth and financial profile. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 20, 2012 reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2010: 18.37% Worst Quarter Q3, 2011: -24.85%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 8.31%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	Since Inception (9/30/09)
Class M returns before taxes	-14.47%	10.44%
Class M returns after taxes on distributions	-14.81%	10.09%
Class M returns after taxes on distributions and sale of fund shares	-9.31%	8.81%
Investor returns before taxes	-14.65%	10.14%
Russell 2500 Index reflects no deduction for fees, expenses or taxes	-2.51%	12.29%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John Truschel, CFA is the fund's primary portfolio manager, a position he has held since August 2012. Mr. Truschel is an executive vice president and global head of investment strategy at The Boston Company Asset Management, LLC, an affiliate of The Dreyfus Corporation. Mr. Truschel also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Fund Summary

BNY Mellon International Fund
Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.85%	0.85%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.07%	0.07%
Total annual fund operating expenses	1.04%	1.29%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$106	$331	$574	$1,271
Investor	$131	$409	$708	$1,556

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44.62% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of the fund's assets at the time of purchase.

The core investment style portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. The fund's performance may be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2009: 23.73% Worst Quarter Q3, 2011: -21.38%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 8.73%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	-14.98%	-6.49%	3.97%
Class M returns after taxes on distributions	-15.19%	-7.17%	3.08%
Class M returns after taxes on distributions and sale of fund shares	-8.88%	-5.10%	3.66%
Investor returns before taxes	-15.19%	-6.72%	3.69%
MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	-12.14%	-4.72%	4.67%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. D. Kirk Henry and Sean P. Fitzgibbon and Mark A. Bogar are the fund's primary portfolio managers, positions they have held since September 2002 and January 2010, respectively. Mr. Henry is executive vice president and international equity portfolio manager of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of TBCAM. Mr. Bogar is a director, portfolio manager, research analyst and member of the Global Core Equity Team of TBCAM. Messrs. Henry, Fitzgibbon and Bogar also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Emerging Markets Fund
Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	1.15%	1.15%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.13%	0.13%
Total annual fund operating expenses	1.40%	1.65%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$143	$443	$766	$1,680
Investor	$168	$520	$897	$1,955

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67.21% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The fund may invest in companies of any size.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

The core investment style portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. The fund's performance may be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index, an unmanaged index designed to measure the performance of stocks in emerging market countries in Europe, Latin America and the Pacific Basin open to non-local investors.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2009: 34.49% Worst Quarter Q4, 2008: -26.01%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 10.17%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	-21.66%	1.30%	12.81%
Class M returns after taxes on distributions	-21.85%	-0.99%	10.48%
Class M returns after taxes on distributions and sale of fund shares	-13.02%	0.79%	11.04%
Investor returns before taxes	-21.90%	1.06%	12.56%
MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes	-18.42%	2.40%	13.86%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. D. Kirk Henry and Sean P. Fitzgibbon and Jay Malikowski are the fund's primary portfolio managers, positions they have held since October 2000 and January 2010, respectively. Mr. Henry is executive vice president and international equity portfolio manager of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of TBCAM. Mr. Malikowski is a vice president, portfolio manager, research analyst and member of the Global Core Equity Team of TBCAM. Messrs. Henry, Fitzgibbon and Malikowski also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon International Appreciation Fund
Investment Objective

The fund seeks to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.21%	0.22%
Total annual fund operating expenses	0.83%	1.09%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$85	$265	$460	$1,025
Investor	$111	$347	$601	$1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1.49% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. The fund invests primarily in Depositary Receipts (DRs) representing the local shares of non-U.S. companies, in particular, American Depositary Receipts (ADRs). DRs are securities that represent ownership interests in the publicly-traded securities of non-U.S. issuers. ADRs are priced in U.S. dollars and traded in the United States on national securities exchanges or in the over-the-counter market.

In selecting securities, the investment adviser screens the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index, and, under normal circumstances, the fund will invest in at least 10 different countries.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. The fund's performance may be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

• Depositary receipts risk. The fund pursues its objective by investing primarily in DRs representing securities of non-U.S. issuers, and generally will not invest in non-U.S. issuers that do not have sponsored or unsponsored DR programs even though such issuers may otherwise be an attractive investment for the fund. DRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert DRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related DR. The fund may invest in DRs through an unsponsored facility where the depositary issues the DRs without an agreement with the company that issues the underlying securities. Holders of unsponsored DRs generally bear all the costs of such facility, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the company that issues the underlying securities or to pass through voting rights to the holders of the DRs with respect to the underlying securities.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton International Equity Fund (the â€³predecessor fundâ€³), a series of BNY Hamilton Funds, Inc., that, in all materials respects, had the same investment objective, strategies and policies as the fund, were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fundâ€²s Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q2, 2009: 25.00% Worst Quarter Q3, 2011: -21.21%
The year-to-date total return of the fundâ€²s Class M shares as of 9/30/12 was 9.59%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	-13.41%	-5.24%	2.91%
Class M* returns after taxes on distributions	-13.58%	-5.60%	2.52%
Class M* returns after taxes on distributions and sale of fund shares	-7.73%	-4.28%	2.46%
Investor** returns before taxes	-13.61%	-5.46%	2.65%
MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	-12.14%	-4.72%	4.67%

*Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Richard A. Brown, Thomas J. Durante and Karen Q. Wong are the fund's primary portfolio managers, positions they have held since July 2009. Each is a portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation. Messrs. Brown and Durante and Ms. Wong also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon International Equity Income Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.85%	0.85%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.65%	0.88%
Total annual fund operating expenses	1.62%	2.10%
Fee waiver and/or expense reimbursement*	(0.42)%	(0.65)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.20%	1.45%

*The fund's investment adviser has contractually agreed, until December 31, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20%. On or after December 31, 2013, the fund's investment adviser may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense/waiver reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$122	$470	$842	$1,887
Investor	$148	$595	$1,069	$2,380

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the period December 15, 2011 (commencement of operations) through August 31, 2012, the fund's portfolio turnover rate was 95.27% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on dividend-paying stocks of foreign companies, including those in emerging market countries. The fund normally invests substantially all of its assets in the equity securities of issuers located outside the United States and diversifies broadly among developed and emerging market countries. The fund may invest in the stocks of companies of any market capitalization.

The fund's portfolio managers select stocks through a disciplined investment process using proprietary quantitative computer models that analyze a diverse set of stock characteristics to identify and rank stocks based on earnings quality. Based on this analysis, the portfolio managers generally select from the higher ranked dividend-paying securities those stocks that they believe will continue to pay above-average dividends. The portfolio managers will seek to overweight higher dividend-paying stocks, while maintaining country and sector weights generally similar to those of the Morgan Stanley Capital International All Country World Index Ex-U.S., an unmanaged index that measures the equity market performance of developed and emerging market countries, excluding the United States.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. The fund's performance may be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance

Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Investment decisions for the fund are made by the Active Equity Team of Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation. The team members are Jocelin A. Reed, CFA, C. Wesley Boggs, Warren Chiang, CFA and Ronald Gala, CFA, each of whom has served as a primary portfolio manager of the fund since the fund's inception. Ms. Reed is a director and senior portfolio manager at Mellon Capital. Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital. Mr. Chiang is a managing director of active equity strategies at Mellon Capital. Mr. Gala is a director and senior portfolio manager at Mellon Capital. Each member of the team also is an employee of The Dreyfus Corporation. There are no limitations on the role of a team member with respect to making investment decisions for the fund.

Purchase and Sales of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

BNY Mellon Bond Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.40%	0.40%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.55%	0.80%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$56	$176	$307	$689
Investor	$82	$255	$444	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76.43% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Investments in bonds may include mortgage-related securities. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays U.S. Aggregate Bond Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset-backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2008: 4.63% Worst Quarter Q2, 2004: -2.28%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 5.60%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.48%	6.17%	5.14%
Class M returns after taxes on distributions	4.18%	4.58%	3.44%
Class M returns after taxes on distributions and sale of fund shares	3.59%	4.35%	3.38%
Investor returns before taxes	5.30%	5.92%	4.87%
Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	7.84%	6.50%	5.78%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive is the fund's primary portfolio manager, a position he has held since August 2005. Mr. Flahive is senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Intermediate Bond Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.40%	0.40%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.03%	0.04%
Total annual fund operating expenses	0.55%	0.81%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$56	$176	$307	$689
Investor	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39.00% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Investments in bonds may include mortgage-related securities. Generally, the fund's average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund's portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays Intermediate Government/Credit Bond Index, a

broad-based, unmanaged, market-weighted index designed to measure the performance of the U.S. government and investment grade corporate bond market and is comprised of issues that must have a maturity from one to (but not including) ten years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2008: 4.40% Worst Quarter Q2, 2004: -2.68%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 3.88%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	4.11%	5.52%	4.60%
Class M returns after taxes on distributions	2.96%	4.07%	3.02%
Class M returns after taxes on distributions and sale of fund shares	2.66%	3.87%	2.99%
Investor returns before taxes	3.84%	5.27%	4.34%
Barclays Intermediate Government/Credit Bond Index reflects no deduction for fees, expenses or taxes	5.80%	5.88%	5.20%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive is the fund's primary portfolio manager, a position he has held since March 2006. Mr. Flahive is senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Corporate Bond Fund
Investment Objective

The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.40%	0.40%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.18%	0.35%
Total annual fund operating expenses	0.70%	1.12%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$72	$224	$390	$871
Investor	$114	$356	$617	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. For the period March 2, 2012 (commencement of operations) through August 31, 2012, the fund's portfolio turnover rate was 34.08% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds. The investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The investment adviser actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. In addition, the fund normally invests at least 65% of its assets in corporate bonds and U.S. government and agency bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors. The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance

Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive is the fund's primary portfolio manager, a position he has held since the fund's inception. Mr. Flahive is senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation.

Purchase and Sales of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

BNY Mellon Intermediate U.S. Government Fund
Investment Objective

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.20%	0.20%
Total annual fund operating expenses	0.82%	1.07%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$84	$262	$455	$1,014
Investor	$109	$340	$590	$1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44.97% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund allocates broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, the portfolio manager conducts an analysis of economic trends, particularly interest rate movements and yield spreads, to determine which types of securities offer the best investment opportunities. The fund invests in various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In selecting other types of securities for the fund's portfolio, the portfolio manager uses proprietary models to evaluate probable yields over time and prepayment risk, among other factors.

Under normal market conditions, the fund maintains an average effective portfolio maturity between three and ten years. The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Intermediate Government Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., that, in all materials respects, had the same investment objective, strategies and policies as the fund, were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the Barclays Intermediate Government Index, an unmanaged index designed to measure the performance of intermediate-term government bonds. These returns do not reflect the predecessor fund's applicable sales loads for Class

A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2002: 5.18% Worst Quarter Q2, 2004: -2.20%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 1.62%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	4.29%	4.73%	4.50%
Class M* returns after taxes on distributions	3.40%	3.43%	3.01%
Class M* returns after taxes on distributions and sale of fund shares	2.77%	3.30%	2.97%
Investor** returns before taxes	4.03%	4.48%	4.24%
Barclays Intermediate Government Index reflects no deduction for fees, expenses or taxes	6.08%	5.86%	4.89%

*Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive is the fund's primary portfolio manager, a position he has held since September 2008. Mr. Flahive is senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Short-Term U.S. Government Securities Fund
Investment Objective

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.05%	0.06%
Total annual fund operating expenses	0.52%	0.78%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$53	$167	$291	$653
Investor	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 152.13% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays 1-3 Year U.S. Government Index, a widely recognized, unmanaged index designed to measure the performance of U.S. Treasury and agency securities with maturities between one and three years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q4, 2008: 3.43% Worst Quarter Q2, 2004: -1.18%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 0.14%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	0.69%	3.35%	2.91%
Class M returns after taxes on distributions	0.27%	2.33%	1.70%
Class M returns after taxes on distributions and sale of fund shares	0.44%	2.27%	1.76%
Investor returns before taxes	0.33%	3.05%	2.63%
Barclays 1-3 Year U.S. Government Index reflects no deduction for fees, expenses or taxes	1.56%	3.80%	3.38%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Lawrence R. Dunn is the fund's primary portfolio manager, a position he has held since the fund’s inception. Mr. Dunn is an assistant vice president of The Bank of New York Mellon. Mr. Dunn also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.50%	0.75%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$51	$160	$280	$628
Investor	$77	$240	$417	$930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25.31% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 6.85% Worst Quarter Q4, 2010: -3.71%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 4.91%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	9.33%	5.07%	4.85%
Class M returns after taxes on distributions	9.32%	5.03%	4.80%
Class M returns after taxes on distributions and sale of fund shares	7.34%	4.87%	4.70%
Investor returns before taxes	9.07%	4.83%	4.60%
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	10.19%	5.95%	5.57%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive and Mary Collette O'Brien are the fund's primary portfolio managers, positions they have held since October 2000 and March 2006, respectively. Mr. Flahive and Ms. O'Brien are senior vice president and vice president, respectively, of The Bank of New York Mellon. Mr. Flahive and Ms. O'Brien also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon National Short-Term Municipal Bond Fund
Investment Objective

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.04%	0.04%
Total annual fund operating expenses	0.51%	0.76%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$52	$164	$285	$640
Investor	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34.17% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Short Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 6 months and a maximum maturity of up to but not including 4 years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2002: 2.50% Worst Quarter Q2, 2004: -0.99%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 1.23%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	2.21%	2.92%	2.73%
Class M returns after taxes on distributions	2.21%	2.92%	2.73%
Class M returns after taxes on distributions and sale of fund shares	1.91%	2.83%	2.69%
Investor returns before taxes	1.88%	2.64%	2.46%
S&P Municipal Bond Short Index reflects no deduction for fees, expenses or taxes	2.78%	3.75%	3.27%

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Jeremy N. Baker and Timothy J. Sanville are the fund's primary portfolio managers, positions they have held since March 2006 and October 2000, respectively. Mr. Baker and Mr. Sanville are vice president and assistant vice president, respectively, of The Bank of New York Mellon. Messrs. Baker and Sanville also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.05%	0.05%
Total annual fund operating expenses	0.67%	0.92%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$68	$214	$373	$835
Investor	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.16% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania state income tax, and in taxable bonds. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 6.64% Worst Quarter Q4, 2010: -3.23%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 4.24%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	8.60%	4.44%	4.29%
Class M returns after taxes on distributions	8.60%	4.42%	4.25%
Class M returns after taxes on distributions and sale of fund shares	6.89%	4.34%	4.22%
Investor returns before taxes	8.42%	4.17%	4.02%
S&P Municipal Bond Intermediate Index* reflects no deduction for fees, expenses or taxes	10.19%	5.95%	5.57%

*Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Jeremy N. Baker and Mary Collette O'Brien are the fund's primary portfolio managers, positions they have held since March 2006 and October 2000, respectively. Mr. Baker and Ms. O'Brien are each a vice president of The Bank of New York Mellon. Mr. Baker and Ms. O'Brien also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal and Pennsylvania state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.35%	0.35%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.06%	0.06%
Total annual fund operating expenses	0.53%	0.78%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$54	$170	$296	$665
Investor	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29.39% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund’s portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts state income tax, and in taxable bonds. During such periods, the fund may not achieve its investment objective.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• State-specific risk. The fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser with a similar investment objective and similar investment strategies and expenses as the fund, Dreyfus Premier Limited Term Massachusetts Municipal Fund (the "Premier Massachusetts Fund"), that, in all materials respects, had the same investment objective, strategies and policies as the fund, were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the Premier Massachusetts Fund's Class R shares from year to year through September 6, 2002 and the performance of the fund's Class M shares thereafter. The performance figures for the fund's Class M shares and Investor shares in the table represent the performance of the Premier Massachusetts Fund's Class R shares and Class A shares, respectively, through September 6, 2002 and the performance of the fund's Class M shares

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and Investor shares thereafter. These performance figures do not reflect the front-end sales load that was applicable to the Premier Massachusetts Fund's Class A shares. If such sales load were reflected, the returns shown for the fund's Investor shares would have been lower. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2009: 5.30% Worst Quarter Q4, 2010: -3.45%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 4.50%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	8.67%	4.88%	4.65%
Class M* returns after taxes on distributions	8.66%	4.86%	4.63%
Class M* returns after taxes on distributions and sale of fund shares	6.89%	4.70%	4.53%
Investor** returns before taxes	8.40%	4.62%	4.39%
S&P Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	10.19%	5.95%	5.57%

*Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.

**Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.

***Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive and Mary Collette O'Brien are the fund's primary portfolio managers, positions they have held since September 2002 and March 2006, respectively. Mr. Flahive and Ms. O'Brien are senior vice president and vice president, respectively, of The Bank of New York Mellon. Mr. Flahive and Ms. O'Brien also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal and Massachusetts state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Investment Objective

The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.09%	0.09%
Total annual fund operating expenses	0.71%	0.96%
Fee waiver and/or expense reimbursement*	(0.12)%	(0.12)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.59%	0.84%

*The fund's investment adviser has contractually agreed, until December 31, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.59%. On or after December 31, 2013, the fund's investment adviser may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$60	$215	$383	$871
Investor	$86	$294	$519	$1,167

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30.96% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions.

The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the income from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Intermediate New York Tax-Exempt Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., that, in all materials respects, had the same investment objective, strategies and policies as the fund, were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2009: 5.09% Worst Quarter Q4, 2010: -3.36%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 5.02%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	9.22%	5.24%	4.66%
Class M* returns after taxes on distributions	9.18%	5.22%	4.63%
Class M* returns after taxes on distributions and sale of fund shares	7.27%	4.99%	4.50%
Investor** returns before taxes	8.94%	4.96%	4.39%
S&P Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	10.19%	5.95%	5.57%

*Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

***Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive is the fund's primary portfolio manager, a position he has held since September 2008. Mr. Flahive is senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon

Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal, New York state and New York city income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Municipal Opportunities Fund
Investment Objective

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.50%	0.50%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund*	0.11%	0.12%
Total annual fund operating expenses	0.73%	0.99%

* "Other expenses of the fund" includes interest expense associated with the fund's investment in inverse floaters. Not shown in the table is the additional income generated by these investments, which amounted approximately to the interest expense.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$75	$233	$406	$906
Investor	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119.90% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund also may invest in residual interest municipal bonds, known as inverse floaters. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

The fund's portfolio manager seeks to deliver value added excess returns ("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

• Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays Municipal Bond Index, a broad measure of U.S. municipal bond performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2009: 11.23% Worst Quarter Q4, 2010: -3.99%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 9.30%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	Since Inception (10/15/08)
Class M returns before taxes	11.05%	13.91%
Class M returns after taxes on distributions	10.99%	13.29%
Class M returns after taxes on distributions and sale of fund shares	8.71%	12.26%
Investor returns before taxes	10.77%	13.63%
Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes	10.70%	8.13%*

*For comparative purposes, the value of the Index on 9/30/08 is used as the beginning value on 10/15/08.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. John F. Flahive is the fund's primary portfolio manager, a position he has held since the fund’s inception. Mr. Flahive is senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Asset Allocation Fund
Investment Objective

The fund seeks long-term growth of principal in conjunction with current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees*	0.28%	0.28%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.04%	0.04%
Other expenses of the fund	0.05%	0.05%
Acquired fund fees and expenses**	0.60%	0.60%
Total annual fund operating expenses	0.97%	1.22%
Fee waiver and/or expense reimbursement***	(0.10)%	(0.10)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.87%	1.12%

*The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.

**"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.

***The fund’s investment adviser has contractually agreed, until December 31, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.87%. On or after December 31, 2013, the fund's investment adviser may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund' investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$89	$299	$527	$1,181
Investor	$114	$377	$661	$1,468

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81.55% of the average value of its portfolio.

Principal Investment Strategy

The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets. The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The fund may change the underlying funds – whether affiliated or unaffiliated – from time to time without notice to fund shareholders. The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon Income Stock Fund BNY Mellon U.S. Core Equity 130/30 Fund Dreyfus Appreciation Fund, Inc. Dreyfus U.S. Equity Fund	26%	20% to 40%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small/Mid Cap Fund BNY Mellon Small Cap Multi-Strategy Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) International Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund	11%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	7%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund Dreyfus Inflation Adjusted Securities Fund	32%	20% to 55%
High Yield Bonds Dreyfus High Yield Fund	2%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund	2%	0% to 10%

Asset Class	Target	Range
Unaffiliated Investment Company
Diversifying Strategies Unaffiliated Investment Companies	6%	0% to 20%
Money Market Instruments Direct Investments	3%	0% to 10%

The asset classes and the target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

The fund invests in shares of the underlying funds and thus the fund is subject to the same principal investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and below. For more information regarding these risks, see the prospectus for the specific underlying fund. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

•  Strategy allocation risk.  The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds.  There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.  The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

•  Correlation risk.  Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.  Because the fund invests in equity securities and fixed-income securities, the fund is subject to correlation risk.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Exchange-traded fund (ETF) risk. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. Certain underlying funds may invest in ETFs that are not registered under the Investment Company Act of 1940, as amended, including commodity pools registered under the Commodity Exchange Act. Brokerage costs are incurred when purchasing and selling shares of ETFs.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Standard & Poor's 500® Composite Stock Price Index (S&P

\95

500), a widely recognized unmanaged index of stock performance, and the Barclays U.S. Aggregate Bond Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on September 15, 2011. Prior to that date, the fund invested in individual securities and BNY Mellon funds only and its target allocation was 60% of its assets invested in equity securities (directly and through underlying funds) and 40% of its assets invested in bonds and money market instruments (directly), with a range of 15% above or below such target amount. Different investment strategies may lead to different performance results. The fund's performance for periods prior to September 15, 2011 reflects the investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*
Best Quarter Q3, 2009: 12.14% Worst Quarter Q3, 2011: -13.21%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 10.34%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	-4.92%	1.84%	4.33%
Class M* returns after taxes on distributions	-5.53%	0.66%	3.17%
Class M* returns after taxes on distributions and sale of fund shares	-2.90%	1.18%	3.32%
Investor* returns before taxes	-5.20%	1.56%	4.07%
S&P 500 reflects no deduction for fees, expenses or taxes	2.09%	-0.25%	2.92%
Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	7.84%	6.50%	5.78%

*The fund changed its investment strategy on September 15, 2011. The fund's performance for periods prior to September 15, 2011 reflects the investment strategy in effect prior to that date.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation. Bernard Schoenfeld is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since September 2011; he is a senior investment strategist and vice president of BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation. Sean P. Fitzgibbon and Jeffrey D. McGrew are the fund's primary portfolio managers responsible for managing the portion of the fund's assets allocated to individual equity securities, positions they have held since February 2007 and January 2010, respectively. John F. Flahive is the fund's primary portfolio manager responsible for managing the portion of the fund's assets allocated to individual fixed-income securities, a position he has held since March 2006. Mr. Fitzgibbon is a senior vice president, portfolio manager, research analyst and member of the U.S. Large Cap Core Equity Team of The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. McGrew is a managing director, portfolio manager, research analyst and member of the Global Core Equity Team of TBCAM. Mr. Flahive is senior vice president of The Bank of

New York Mellon, an affiliate of The Dreyfus Corporation. Messrs. Fitzgibbon, McGrew and Flahive also are employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.15%	0.15%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.03%	0.06%
Total annual fund operating expenses	0.30%	0.58%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$31	$97	$169	$381
Investor	$59	$186	$324	$726
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class M shares from year to year. The table shows the average annual total returns of the fund's Class M shares and Investor shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q3, 2007: 1.29% Worst Quarter Q3, 2011: 0.00%
The year-to-date total return of the fund's Class M shares as of 9/30/12 was 0.00%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Class M	0.00%	1.68%	2.07%
Investor	0.00%	1.53%	1.87%

For the fund's current yield, Wealth Management Clients may call toll free 1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 — Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

BNY Mellon National Municipal Money Market Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	0.15%	0.15%
Other expenses
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Other expenses of the fund	0.03%	0.04%
Total annual fund operating expenses	0.30%	0.56%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$31	$97	$169	$381
Investor	$57	$179	$313	$701
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class M shares from year to year. The table shows the average annual total returns of the fund's Class M shares and Investor shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M
Best Quarter Q2, 2007: 0.87% Worst Quarter Q4, 2011: 0.00%
The year-to-date total return of the fund’s Class M shares as of 9/30/12 was 0.00%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Class M	0.01%	1.10%	1.40%
Investor	0.00%	0.96%	1.21%

For the fund's current yield, Wealth Management Clients may call toll free 1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 — Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund's shares are offered only to current or former Wealth Management clients of The Bank of New York Mellon Corporation and to certain investment advisory firms, individuals and entities that receive a transfer of fund shares from a Wealth Management client, brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, and certain employee benefit plans. You should contact BNY Mellon Wealth Management or your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting BNY Mellon Wealth Management or your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Details

BNY Mellon Large Cap Stock Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500). The S&P 500 is an unmanaged index designed to measure the performance of 500 common stocks chosen to reflect the industries of the U.S. economy.

In selecting securities, the investment adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P 500.

The fund typically sells a security when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

BNY Mellon Large Cap Market Opportunities Fund

The fund seeks long-term capital appreciation. The fund's investment objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below. The fund invests principally in common stocks, but the fund's equity investments also may include preferred stocks, convertible securities, depositary receipts and warrants. The fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries. Emerging markets generally include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the fund's portfolio manager believes has an emerging economy or market.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Focused Equity Strategy	42%	0% to 50%
U.S. Large Cap Equity Strategy	42%	0% to 50%
U.S. Core Equity 130/30 Strategy	10%	0% to 50%
Dynamic Large Cap Value Strategy	0%	0% to 50%
Large Cap Growth Strategy	0%	0% to 50%
U.S. Large Cap Growth Strategy	6%	0% to 50%
Income Stock Strategy	0%	0% to 50%
Appreciation Strategy	0%	0% to 50%
Large Cap Dividend Strategy	0%	0% to 50%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the investment strategies (including to any underlying funds) or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions (i.e., selling a security at a loss, and within 30 days before or after the sale acquiring the same security, causing the loss to be disallowed and the security's basis adjusted), and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. The fund also may engage in short-selling.

Description of the Investment Strategies

The following describes the investment strategies employed by the portfolio managers in choosing investments for the fund or the underlying fund in which the fund invests.

Focused Equity Strategy

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies. Fund assets allocated to the Focused Equity Strategy are invested primarily in equity securities of U.S. issuers.

The investment process for the Focused Equity Strategy begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. The portfolio manager responsible for the Focused Equity Strategy seeks to develop strategic investment themes and identify secular and cyclical changes within sectors and industries. The goal is to determine those sectors and industries most likely to benefit from trends that are identified, with a focus on those sectors and industries that the portfolio manager believes have the most attractive growth outlook.

Next, the portfolio manager responsible for the Focused Equity Strategy uses a bottom-up, fundamental approach to analyze individual companies in the sectors and industries identified as most attractive given the competitive landscape and business trends. The portfolio manager conducts a thorough assessment of company fundamentals and seeks to meet regularly with company management and to validate growth expectations through suppliers, customers and industry sources. The goal is to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

• earnings power that is either unrecognized or underestimated by the market;

• sustainable revenue and cash flow;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong or improving financial condition.

The portfolio manager responsible for the Focused Equity Strategy then selects the 25-30 best opportunities from the companies identified in the prior step.

With respect to the portion of the fund's assets allocated to the Focused Equity Strategy, the portfolio manager monitors sector and security weightings and regularly evaluates the risk-adjusted returns to manage the risk profile of this portion of the fund's assets. The portfolio manager adjusts exposure limits as necessary. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes, such as economic, regulatory or social changes that could impact a company's fundamentals, have changed, or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Equity Strategy

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. This portion of the fund's assets normally is invested primarily in equity securities of companies located in the United States of any market capitalization, although the strategy focuses on large cap companies. Walter Scott seeks investment opportunities in companies with the financial, operational and strategic strengths to underpin the potential for sustainable growth. Walter Scott focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Market capitalization and sector allocations are results of, not part of, the investment process.

The investment process for the U.S. Large Cap Equity Strategy begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company's income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes Walter Scott's more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. Walter Scott may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future. Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund's portfolio managers responsible for the U.S. Large Cap Equity Strategy select those stocks that meet Walter Scott's criteria where the expected growth rate is available at reasonable valuations. A buy proposal must obtain unanimous backing from the Walter Scott portfolio management team while a sell decision requires one dissenting voice.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by the fund pursuant to this strategy if it becomes overweighted as determined by Walter Scott.

U.S. Core Equity 130/30 Strategy

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The underlying fund focuses on growth and value stocks of large cap companies. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Although the underlying fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

In selecting securities, the underlying fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth;

• growth, in this case the sustainability or growth of earnings; and

• financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The underlying fund reinvests the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the underlying fund's gains or losses.

When the underlying fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When the underlying fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and, to a limited extent, securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portfolio managers diversify the underlying fund's portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The underlying fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index, the underlying fund's benchmark.

The underlying fund also may invest in ETFs and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The underlying fund also may engage in short sales of ETFs and similarly structured pooled investments.

Although not a principal investment strategy, the underlying fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The underlying fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain derivatives. The requirement to segregate assets limits the underlying fund's leveraging of its investments. The use of leverage, however, may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The underlying fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The underlying fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

Dynamic Large Cap Value Strategy

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. At times, this portion of the fund's assets may overweight industry and security positions, and invest in small cap companies, high-yield debt securities and private placements. The portfolio manager responsible for this portion of the fund's assets identifies potential investments through extensive quantitative and fundamental research. The portfolio manager responsible for the Dynamic Large Cap Value Strategy focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book, and price-to-sales ratios, which are analyzed and compared against the market;

• sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and

• positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The portfolio manager responsible for the Dynamic Large Cap Value Strategy typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio manager also may sell stocks when the portfolio manager's evaluation of a sector has changed.

Large Cap Growth Strategy

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. The investment process for the Large Cap Growth Strategy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. The portfolio manager responsible for the Large Cap Growth Strategy uses an approach that combines top-down and bottom-up analysis and focuses on "growth" stocks. Stock selection and sector allocation are both factors in determining the holdings for this portion of the fund's assets. Fundamental financial analysis is used to identify companies that the portfolio manager responsible for the Large Cap Growth Strategy believes offer one or more of the following characteristics, among others:

• expected earnings growth rate exceeds market and industry trends;

• potential for positive earnings surprise relative to market expectations;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong financial condition.

The portfolio manager typically sells a security when the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Growth Strategy

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. Investments for the U.S. Large Cap Growth Strategy are selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. As the portfolio managers responsible for this portion of the fund's assets, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests its assets allocated to the U.S. Large Cap Growth Strategy in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the allocations among market sectors. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index.

The portfolio managers responsible for the U.S. Large Cap Growth Strategy typically sell a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy also may be invested in Dreyfus Research Growth Fund, Inc., a mutual fund advised by The Dreyfus Corporation and managed by the same portfolio managers responsible for the fund's U.S. Large Cap Growth Strategy using substantially similar investment strategies as those used in managing this portion of the fund's assets. The underlying fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue its goals, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The underlying fund may invest up to 25% of its assets in foreign securities. The underlying fund invests principally in common stocks, but its stock investments may include preferred stocks and convertible securities, including to a limited degree, those purchased in IPOs.

Although not a principal investment strategy, the underlying fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The underlying fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The underlying fund also may invest in ETFs and similarly pooled investments in order to provide exposure to certain equity markets.

Income Stock Strategy

The portion of the fund's assets allocated to the Income Stock Strategy is invested in BNY Mellon Income Stock Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks total return (consisting of capital appreciation and income). This objective may be changed without shareholder approval. To pursue its goal, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The underlying fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The underlying fund's portfolio manager chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. The underlying fund's allocations, however, may differ from those of the Dow Jones Index. The underlying fund invests primarily in common stocks, but its stock investments also may include convertible securities (up to 10% of the underlying  fund's assets), preferred stocks (up to 10% of the underlying fund's assets), and American Depositary Receipts (ADRs), including those purchased in IPOs. The underlying fund also may invest in fixed-income securities and money market instruments.

In selecting securities, the underlying fund's portfolio manager uses a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

•   value, or  how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the underlying fund's portfolio manager generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

Finally, the underlying fund's portfolio manager manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund may at times overweight certain sectors in attempting to achieve higher yields.

The underlying fund typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Although not a principal investment strategy, the underlying fund may, but currently does not intend to, use exchange-traded derivatives, such as futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, to manage interest rate risk, or as part of a hedging strategy. The underlying fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

Appreciation Strategy

The portion of the fund's assets allocated to the Appreciation Strategy is invested in Dreyfus Appreciation Fund, Inc., a mutual fund advised by The Dreyfus Corporation and sub-advised by Fayez Sarofim & Co. The underlying fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue its goals, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The underlying fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the underlying fund's portfolio managers first identify economic sectors they believe will expand over the next three to five years or longer. Using fundamental analysis, the underlying fund's portfolio managers then seek companies within these sectors that have proven track records and dominant positions in their industries. The underlying fund also may invest in companies which the underlying fund's portfolio managers consider undervalued in terms of earnings, assets or growth prospects.

The underlying fund employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the underlying fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.

The underlying fund typically sells a stock when the portfolio managers believe there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.

Large Cap Dividend Strategy

The portion of the fund's assets allocated to the Large Cap Dividend Strategy normally is invested primarily in equity securities, focusing on dividend-paying stocks and other investments and investment techniques that provide income. The portfolio manager responsible for the Large Cap Dividend Strategy chooses securities through a disciplined investment process that combines fundamental analysis and risk management. The Large Cap Dividend Strategy emphasizes those securities with above market average yield, although the portfolio manager may purchase those securities with low or no dividend. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies. The investment process for the Large Cap Dividend Strategy is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. The Large Cap Dividend Strategy's allocations, however, may differ from those of the Dow Jones Index. The fund invests its assets allocated to the Large Cap Dividend Strategy in common stocks, but such investments also may include convertible securities (up to 25% of the fund's assets allocated to this strategy), preferred stocks (up to 25% of the fund's assets allocated to this strategy), REITs (up to 25% of the fund's assets allocated to this strategy) and ADRs (up to 25% of the fund's assets allocated to this strategy), including those purchased in IPOs. The fund's assets allocated to the Large Cap Dividend Strategy also may be invested in fixed-income securities and money market instruments.

In selecting securities, the portfolio manager responsible for the Large Cap Dividend Strategy screens the universe of large cap companies focusing on those with above average dividend yield. The portfolio manager assesses the outlook for earnings and dividend growth among these companies. Next, based on fundamental analysis, the portfolio manager selects the most attractive securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

Finally, the portfolio manager responsible for the Large Cap Dividend Strategy manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The Large Cap Dividend Strategy may at times overweight certain sectors in attempting to achieve higher yields.

The portfolio manager responsible for the Large Cap Dividend Strategy typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

The fund seeks long-term capital appreciation. The fund's investment objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below. The fund invests primarily in common stocks, but the fund's equity investments also may include preferred stocks, convertible securities, depositary receipts and warrants. The fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries. Emerging markets generally include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the fund's portfolio manager believes has an emerging economy or market.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Large Cap Core Strategy	20%	20% to 50%
Large Cap Tax-Sensitive Strategy	25%	20% to 60%
Focused Equity Strategy	20%	0% to 30%
U.S. Large Cap Equity Strategy	23%	0% to 30%
U.S. Core Equity 130/30 Strategy	7%	0% to 30%
Dynamic Large Cap Value Strategy	0%	0% to 30%
Large Cap Growth Strategy	0%	0% to 30%
U.S. Large Cap Growth Strategy	5%	0% to 30%
Income Stock Strategy	0%	0% to 30%
Appreciation Strategy	0%	0% to 30%
Large Cap Dividend Strategy	0%	0% to 30%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the investment strategies (including to any underlying funds) or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load.

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies, which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. The fund also may engage in short-selling.

Description of the Investment Strategies

The following describes the investment strategies employed by the portfolio managers in choosing investments for the fund or the underlying fund in which the fund invests.

Large Cap Core Strategy

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the Large Cap Core Strategy begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Next, using a bottom-up approach, fundamental research is used to identify companies that the portfolio manager responsible for the Large Cap Core Strategy believes offer one or more of the following characteristics, among others:

• earnings power unrecognized by the market;

• sustainable revenue and cash flow growth;

• positive operational and/or financial catalysts;

• attractive relative value versus history and peers; and

• strong or improving financial condition.

The portfolio manager typically sells a security when the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

Large Cap Tax-Sensitive Strategy

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's® 500 Composite Stock Price Index (S&P 500). In selecting securities for the Large Cap Tax-Sensitive Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500. The Large Cap Tax-Sensitive Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager responsible for the Large Cap Tax-Sensitive Strategy seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. The Large Cap Tax-Sensitive Strategy is not characterized by low turnover.

The portfolio manager responsible for the Large Cap Tax-Sensitive Strategy assesses both portfolio risk and tax considerations, analyzing the portfolio's realized and unrealized gains and losses, as well as the impact of market movements. The portfolio manager rebalances this portion of the fund's portfolio opportunistically, as the portfolio manager determines, based on the tradeoff between portfolio risk characteristics and realized and unrealized capital gains or losses. In addition, the portfolio manager responsible for the Large Cap Tax-Sensitive Strategy monitors trading activity for the fund as a whole to avoid wash sale transactions (i.e., selling a security at a loss, and within 30 days before or after the sale acquiring the same security, causing the loss to be disallowed and the security's basis adjusted), and may seek to offset any realized capital gains of the fund's other investment strategies.

Focused Equity Strategy

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies. Fund assets allocated to the Focused Equity Strategy are invested primarily in equity securities of U.S. issuers.

The investment process for the Focused Equity Strategy begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. The portfolio manager responsible for the Focused Equity Strategy seeks to develop strategic investment themes and identify secular and cyclical changes within sectors and industries. The goal is to determine those sectors and industries most likely to benefit from trends that are identified, with a focus on those sectors and industries that the portfolio manager believes have the most attractive growth outlook.

Next, the portfolio manager responsible for the Focused Equity Strategy uses a bottom-up, fundamental approach to analyze individual companies in the sectors and industries identified as most attractive given the competitive landscape and business trends. The portfolio manager conducts a thorough assessment of company fundamentals and seeks to meet regularly with company management and to validate growth expectations through suppliers, customers and industry sources. The goal is to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

• earnings power that is either unrecognized or underestimated by the market;

• sustainable revenue and cash flow;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong or improving financial condition.

The portfolio manager responsible for the Focused Equity Strategy then selects the 25-30 best opportunities from the companies identified in the prior step.

With respect to the portion of the fund's assets allocated to the Focused Equity Strategy, the portfolio manager monitors sector and security weightings and regularly evaluates the risk-adjusted returns to manage the risk profile of this portion of the fund's assets. The portfolio manager adjusts exposure limits as necessary. The portfolio manager typically sells a security when the portfolio manager believes that the investment themes, such as economic, regulatory or social changes that could impact a company's fundamentals, have changed, or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Equity Strategy

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy. This portion of the fund's assets normally is invested primarily in equity securities of companies located in the United States of any market capitalization, although the strategy focuses on large cap companies. Walter Scott seeks investment opportunities in companies with the financial, operational and strategic strengths to underpin the potential for sustainable growth. Walter Scott focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Market capitalization and sector allocations are results of, not part of, the investment process.

The investment process for the U.S. Large Cap Equity Strategy begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company's income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes Walter Scott's more stringent financial criteria, Walter Scott then conducts a detailed investigation of the company's products, cost and pricing, competition and industry position and outlook. Walter Scott may visit companies that meet its collective criteria with a view to understanding whether the company has the ability to generate sustained growth in the future. Walter Scott uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund's portfolio managers responsible for the U.S. Large Cap Equity Strategy select those stocks that meet Walter Scott's criteria where the expected growth rate is available at reasonable valuations. A buy proposal must obtain unanimous backing from the Walter Scott portfolio management team while a sell decision requires one dissenting voice.

Walter Scott believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth potential. Accordingly, it is expected that the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy typically will maintain a low annual portfolio turnover rate.

Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by the fund pursuant to this strategy if it becomes overweighted as determined by Walter Scott.

U.S. Core Equity 130/30 Strategy

The portion of the fund's assets allocated to the U.S. Core Equity 130/30 Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks capital appreciation. This objective may be changed without shareholder approval. To pursue its goal, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The underlying fund focuses on growth and value stocks of large cap companies. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. Although the underlying fund typically invests in seasoned issuers, it may purchase securities of companies in IPOs or shortly thereafter.

In selecting securities, the underlying fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth;

• growth, in this case the sustainability or growth of earnings; and

• financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The underlying fund reinvests the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the underlying fund's gains or losses.

When the underlying fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When the underlying fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and, to a limited extent, securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portfolio managers diversify the underlying fund's portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The underlying fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the S&P 500, the underlying fund's benchmark.

The underlying fund also may invest in ETFs and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The underlying fund also may engage in short sales of ETFs and similarly structured pooled investments.

Although not a principal investment strategy, the underlying fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The underlying fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain derivatives. The requirement to segregate assets limits the underlying fund's leveraging of its investments. The use of leverage, however, may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The underlying fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The underlying fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

Dynamic Large Cap Value Strategy

The portion of the fund's assets allocated to the Dynamic Large Cap Value Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. At times, this portion of the fund's assets may overweight industry and security positions, and invest in small cap companies, high-yield debt securities and private placements. The portfolio manager responsible for this portion of the fund's assets identifies potential investments through extensive quantitative and fundamental research. The portfolio manager responsible for the Dynamic Large Cap Value Strategy focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

• value: quantitative screens track traditional measures, such as price-to-earnings, price-to-book, and price-to-sales ratios, which are analyzed and compared against the market;

• sound business fundamentals: a company's balance sheet and income data are examined to determine the company's financial history; and

• positive business momentum: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition or the presence of a catalyst that will trigger a price increase near- to mid-term.

The portfolio manager responsible for the Dynamic Large Cap Value Strategy typically sells a stock when the portfolio manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio manager also may sell stocks when the portfolio manager's evaluation of a sector has changed.

Large Cap Growth Strategy

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. The investment process for the Large Cap Growth Strategy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. The portfolio manager responsible for the Large Cap Growth Strategy uses an approach that combines top-down and bottom-up analysis and focuses on "growth" stocks. Stock selection and sector allocation are both factors in determining the holdings for this portion of the fund's assets. Fundamental financial analysis is used to identify companies that the portfolio manager responsible for the Large Cap Growth Strategy believes offer one or more of the following characteristics, among others:

• expected earnings growth rate exceeds market and industry trends;

• potential for positive earnings surprise relative to market expectations;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong financial condition.

The portfolio manager typically sells a security when the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

U.S. Large Cap Growth Strategy

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. Investments for the U.S. Large Cap Growth Strategy are selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise. As the portfolio managers responsible for this portion of the fund's assets, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests its assets allocated to the U.S. Large Cap Growth Strategy in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the allocations among market sectors. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index.

The portfolio managers responsible for the U.S. Large Cap Growth Strategy typically sell a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy also may be invested in Dreyfus Research Growth Fund, Inc., a mutual fund advised by The Dreyfus Corporation and managed by the same portfolio managers responsible for the fund's U.S. Large Cap Growth Strategy using substantially similar investment strategies as those used in managing this portion of the fund's assets. The underlying fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue its goals, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The underlying fund may invest up to 25% of its assets in foreign securities. The underlying fund invests principally in common stocks, but its stock investments may include preferred stocks and convertible securities, including to a limited degree, those purchased in IPOs.

Although not a principal investment strategy, the underlying fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The underlying fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The underlying fund also may invest in ETFs and similarly pooled investments in order to provide exposure to certain equity markets.

Income Stock Strategy

The portion of the fund's assets allocated to the Income Stock Strategy is invested in BNY Mellon Income Stock Fund, a mutual fund advised by the fund's investment adviser. The underlying fund seeks total return (consisting of capital appreciation and income). This objective may be changed without shareholder approval. To pursue its goal, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks.  The underlying fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The underlying fund's portfolio manager chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The underlying fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. The underlying fund's allocations, however, may differ from those of the Dow Jones Index. The underlying  fund invests primarily in common stocks, but its stock investments also may include convertible securities (up to 10% of the underlying fund's assets), preferred stocks (up to 10% of the underlying fund's assets), and American Depositary Receipts (ADRs), including those purchased in IPOs. The underlying fund also may invest in fixed-income securities and money market instruments.

In selecting securities, the underlying fund's portfolio manager uses a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

•   value, or  how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the underlying fund's portfolio manager generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

Finally, the underlying fund's portfolio manager manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund may at times overweight certain sectors in attempting to achieve higher yields.

The underlying fund typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Although not a principal investment strategy, the underlying fund may, but currently does not intend to, use exchange-traded derivatives, such as futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, to manage interest rate risk, or as part of a hedging strategy. The underlying fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

Appreciation Strategy

The portion of the fund's assets allocated to the Appreciation Strategy is invested in Dreyfus Appreciation Fund, Inc., a mutual fund advised by The Dreyfus Corporation and sub-advised by Fayez Sarofim & Co. The underlying fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue its goals, the underlying fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The underlying fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the underlying fund's portfolio managers first identify economic sectors they believe will expand over the next three to five years or longer. Using fundamental analysis, the underlying fund's portfolio managers then seek companies within these sectors that have proven track records and dominant positions in their industries. The underlying fund also may invest in companies which the underlying fund's portfolio managers consider undervalued in terms of earnings, assets or growth prospects.

The underlying fund employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the underlying fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.

The underlying fund typically sells a stock when the portfolio managers believe there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.

Large Cap Dividend Strategy

The portion of the fund's assets allocated to the Large Cap Dividend Strategy normally is invested primarily in equity securities, focusing on dividend-paying stocks and other investments and investment techniques that provide income. The portfolio manager responsible for the Large Cap Dividend Strategy chooses securities through a disciplined investment process that combines fundamental analysis and risk management. The Large Cap Dividend Strategy emphasizes those securities with above market average yield, although the portfolio manager may purchase those securities with low or no dividend. This portion of the fund's assets may be invested in the stocks of companies of any size, although the strategy focuses on large cap companies. The investment process for the Large Cap Dividend Strategy is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. The Large Cap Dividend Strategy's allocations, however, may differ from those of the Dow Jones Index. The fund invests its assets allocated to the Large Cap Dividend Strategy in common stocks, but such investments also may include convertible securities (up to 25% of the fund's assets allocated to this strategy), preferred stocks (up to 25% of the fund's assets allocated to this strategy), REITs (up to 25% of the fund's assets allocated to this strategy) and ADRs (up to 25% of the fund's assets allocated to this strategy), including those purchased in IPOs. The fund's assets allocated to the Large Cap Dividend Strategy also may be invested in fixed-income securities and money market instruments.

In selecting securities, the portfolio manager responsible for the Large Cap Dividend Strategy screens the universe of large cap companies focusing on those with above average dividend yield. The portfolio manager assesses the outlook for earnings and dividend growth among these companies. Next, based on fundamental analysis, the portfolio manager selects the most attractive securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

Finally, the portfolio manager responsible for the Large Cap Dividend Strategy manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The Large Cap Dividend Strategy may at times overweight certain sectors in attempting to achieve higher yields.

The portfolio manager responsible for the Large Cap Dividend Strategy typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

BNY Mellon Income Stock Fund

The fund seeks total return (consisting of capital appreciation and income). This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. The fund's allocations, however, may differ from those of the Dow Jones Index. The fund invests primarily in common stocks, but the fund's stock investments also may include convertible securities (up to 10% of the fund's assets), preferred stocks (up to 10% of the fund's assets), and American Depositary Receipts (ADRs), including those purchased in initial public offerings (IPOs). The fund also may invest in fixed-income securities and money market instruments.

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund may at times overweight certain sectors in attempting to achieve higher yields.

The fund typically sells a security when the company's potential dividend yield declines, the portfolio manager believes that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Although not a principal investment strategy, the fund may, but currently does not intend to, use exchange-traded derivatives, such as futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, to manage interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

BNY Mellon Mid Cap Multi-Strategy Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies. The fund currently considers mid cap companies to be those companies with market capitalizations, at the time of purchase, that are within the market capitalization range of companies comprising the Russell Midcap® Index. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser and an unaffiliated sub-investment adviser that invest primarily in equity securities issued by mid cap companies. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles. The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, American Depositary Receipts (ADRs) and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund also may invest in publicly-traded real estate investment trust securities (REITs) and exchange-traded funds (ETFs) and similarly structured pooled investments. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The investment adviser determines the investment strategies and sets the target allocations. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	45%	0% to 60%
Opportunistic Mid Cap Value Strategy	20%	0% to 35%
Mid Cap Growth Strategy	15%	0% to 35%
Robeco Mid Cap Value Strategy	20%	0% to 35%

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Robeco Mid Cap Value Strategy is employed by an unaffiliated sub-investment adviser, namely, Robeco Investment Management, Inc. (Robeco).

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the investment strategies or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the investment strategies and the target allocations and ranges when the investment adviser deems it appropriate.

Although not a principal investment strategy, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

The Russell Midcap Index, the fund's primary benchmark, is an unmanaged index designed to measure the performance of the mid cap segment of the U.S. stock market. As of May 31, 2012, the index’s most recent reconstitution date, the market capitalization range of companies comprising the Russell Midcap Index was between approximately $1.4 billion and $17.4 billion, and the weighted average and median market capitalizations of the Russell Midcap Index were approximately $8.1 billion and $4.1 billion, respectively. The market capitalization range may fluctuate depending on changes in the value of the stock market as a whole. Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings may have market capitalizations outside the range of the Russell Midcap Index at any given time.

Description of the Investment Strategies

The following describes the investment strategies employed by the portfolio managers in choosing investments for the fund.

Mid Cap Tax-Sensitive Core Strategy

The portion of the fund's assets allocated to the Mid Cap Tax-Sensitive Core Strategy normally is invested primarily in equity securities of mid cap companies included in the Russell Midcap Index. In selecting securities for the Mid Cap Tax-Sensitive Core Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the Russell Midcap Index. The Mid Cap Tax-Sensitive Core Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager responsible for the Mid Cap Tax-Sensitive Core Strategy seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Mid Cap Tax-Sensitive Core Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the Russell Midcap Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the Mid Cap Tax-Sensitive Core Strategy may realize capital losses to offset any realized capital gains of the fund's other investment strategies. The Mid Cap Tax-Sensitive Core Strategy is not characterized by low portfolio turnover.

The portfolio manager responsible for the Mid Cap Tax-Sensitive Core Strategy assesses both portfolio risk and tax considerations, analyzing the realized and unrealized gains and losses of this portion of the fund's portfolio, as well as the impact of market movements. The portfolio manager rebalances this portion of the fund's portfolio opportunistically, as the portfolio manager determines, based on the tradeoff between portfolio risk characteristics and realized and unrealized capital gains or losses.

Opportunistic Mid Cap Value Strategy

The portion of the fund's assets allocated to the Opportunistic Mid Cap Value Strategy normally is invested primarily in equity securities of mid cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. Intrinsic value is based on the combination of the valuation assessment of the company's operating divisions with its economic balance sheet. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. To do this, the portfolio managers use mid-cycle estimates, growth prospects, the identification of a revaluation catalyst and competitive advantages as some of the factors in the valuation assessment. Additionally, a company's stated and hidden liabilities and assets are included in the portfolio managers' economic balance sheet calculation for the company. For this portion of its portfolio, the fund generally seeks exposure to stocks and sectors that the portfolio managers perceive to be attractive from a valuation and fundamental standpoint.

The sector weightings and risk characteristics for this portion of the fund's portfolio are a result of bottom-up fundamental analysis and may vary at any given time from those of the Russell Midcap® Value Index, the benchmark for the portfolio managers responsible for the Opportunistic Mid Cap Value Strategy. The Russell Midcap Value Index includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The portfolio managers responsible for the Opportunistic Mid Cap Value Strategy typically sell a security when, in the portfolio managers' view, it approaches its intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

Mid Cap Growth Strategy

The portion of the fund's assets allocated to the Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers use a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The portfolio managers use a consistent, bottom-up approach which emphasizes individual stock selection. The portfolio managers go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet the Mid Cap Growth Strategy's investment criteria. The portfolio managers monitor the securities in the portion of the fund's assets allocated to the Mid Cap Growth Strategy, and will consider selling a security if the issuer's business momentum deteriorates or valuation becomes excessive. The portfolio managers responsible for the Mid Cap Growth Strategy also may sell a security if an event occurs that contradicts the portfolio managers' rationale for owning it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere or if the fund's industry or sector weightings change.

The portion of the fund's assets allocated to the Mid Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%. The benchmark for the portfolio managers responsible for the Mid Cap Growth Strategy is the Russell Midcap® Growth Index, which includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Robeco Mid Cap Value Strategy

Robeco is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy. Robeco is not affiliated with the fund's investment adviser. The portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy normally is invested in a diversified portfolio of mid cap stocks identified by Robeco as having value characteristics. Robeco employs a fundamental bottom-up, disciplined value investment process. Valuation, fundamentals and momentum are analyzed using a bottom-up blend of qualitative and quantitative inputs. Robeco examines various factors in determining the value characteristics of issuers, including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. Robeco also looks for an identifiable catalyst for positive change that has not been priced into the issuer's stock. Robeco then studies trends in industries and companies, earnings power and growth and other investment criteria. Robeco will sell a security when Robeco determines it has appreciated to the price target, the issuer has weakening business fundamentals or there is a reversal of the catalyst.

The benchmark for the portfolio managers responsible for the Robeco Mid Cap Value Strategy is the Russell Midcap Value Index, which includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

BNY Mellon Small Cap Multi-Strategy Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations, at the time of purchase, that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser that invest primarily in equity securities issued by small cap companies. The fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles. The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, American Depositary Receipts (ADRs) and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund also may invest in publicly-traded real estate investment trust securities (REITs) and exchange-traded funds (ETFs) and similarly structured pooled investments. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging market countries.

The investment adviser determines the investment strategies and sets the target allocations. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Opportunistic Small Cap Strategy	40%	0% to 50%
Small Cap Value Strategy	30%	0% to 40%
Small Cap Growth Strategy	30%	0% to 40%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice. The target weightings will deviate over the short term because of market movements and fund cash flows. The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the investment strategies or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the investment strategies and the target allocations and ranges when the investment adviser deems it appropriate.

Although not a principal investment strategy, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

The Russell 2000 Index, the fund's primary benchmark, is an unmanaged index designed to measure the performance of the small cap segment of the U.S. stock market. As of May 31, 2012, the index’s most recent reconstitution date, the market capitalization range of companies comprising the Russell 2000 Index was between approximately $101 million and $2.6 billion, and the weighted average and median market capitalizations of the Russell 2000 Index were approximately $1.1 billion and $460 million, respectively. The market capitalization range may fluctuate depending on changes in the value of the stock market as a whole. Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings may have market capitalizations outside the range of the Russell 2000 Index at any given time. In addition, up to 20% of the fund's net assets may be invested in companies with market capitalizations, at the time of purchase, that are above the market capitalization of the largest company included in the Russell 2000 Index.

Description of the Investment Strategies

The following describes the investment strategies employed by the portfolio managers in choosing investments for the fund.

Opportunistic Small Cap Strategy

The portion of the fund's assets allocated to the Opportunistic Small Cap Strategy normally is invested primarily in equity securities of small cap companies. In constructing this portion of the fund's portfolio, the portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst. Intrinsic value is based on the combination of the valuation assessment of the company's operating divisions with the firm's economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment. A company's stated and hidden liabilities and assets are included in the portfolio managers' economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the investable universe of the portion of the fund's assets allocated to the Opportunistic Small Cap Strategy. The portfolio managers responsible for the Opportunistic Small Cap Strategy select securities that are believed to have attractive reward to risk opportunities and may actively adjust this portion of the fund's portfolio to reflect new developments.

For this portion of its portfolio, the fund generally seeks exposure to securities and sectors that the portfolio managers perceive to be attractive from a valuation and fundamental standpoint. The sector weightings and risk characteristics for this portion of the fund's portfolio are a result of bottom-up fundamental analysis and may vary at any given time from those of the Russell 2000 Index, the benchmark for the portfolio managers responsible for the Opportunistic Small Cap Strategy.

The portfolio managers responsible for the Opportunistic Small Cap Strategy typically sell a security when, in the portfolio managers' view, it approaches its intrinsic value, a significant deterioration of fundamental expectations develops, the revaluation catalyst becomes impaired or a better risk/reward opportunity is presented in the marketplace.

Small Cap Value Strategy

The portion of the fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers employ a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The portfolio managers measure value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry. The portfolio managers responsible for the Small Cap Value Strategy focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase. The Russell 2000® Value Index, which includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values, is the benchmark for the portfolio managers responsible for the Small Cap Value Strategy.

The portfolio managers responsible for the Small Cap Value Strategy typically sell a security when they believe that there has been a negative change in the company's fundamentals, the company has met its price objective or has become fully valued. The portfolio managers also generally will sell a security when the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Small Cap Growth Strategy

The portion of the fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers employ a growth-oriented investment style, which means the portfolio managers seek to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Small Cap Growth Strategy look for high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best. The portfolio managers use fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth. The portfolio managers invest in a company when their research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The Small Cap Growth Strategy may lead to an emphasis in investing in certain sectors. The portion of the fund's assets allocated to the Small Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%. The Russell 2000® Growth Index, which includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values, is the benchmark for the portfolio managers responsible for the Small Cap Growth Strategy.

The portfolio managers responsible for the Small Cap Growth Strategy monitor the securities in this portion of the fund's portfolio, and will consider selling a security if an event occurs that contradicts the portfolio managers' rationale for owning it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere.

BNY Mellon U.S. Core Equity 130/30 Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income producing real estate or loans related to real estate. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the portfolio managers generally select to buy "long" the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research, and company management.

The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the fund's gains or losses.

When the fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When the fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of the fund's assets will be in long positions in stocks and, to a limited extent, securities with equity-like characteristics, and approximately 30% of the fund's assets will be in short positions.

The portfolio managers diversify the fund's portfolio positions across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500), the fund's benchmark.

The fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The fund also may engage in short sales of ETFs and similarly structured pooled investments.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. The portfolio managers also may employ financial instruments, such as futures, options, forward contracts, swaps, ETFs and other derivative instruments, as an alternative to selling a security short. The fund will be required to segregate liquid assets (or otherwise cover) in an amount equal to its obligations to purchase the securities it sells short, and with respect to its positions in certain derivatives. The requirement to segregate assets limits the fund's leveraging of its investments. The use of leverage, however, may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The fund typically sells a security it is holding as a long position when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified. The fund may close out a short position when the investment thesis has been realized, when the company's fundamentals or investment thesis has changed or when the portfolio manager identifies a more attractive opportunity.

BNY Mellon Focused Equity Opportunities Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries. Emerging markets generally include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the fund's portfolio manager believes has an emerging economy or market.

The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. The investment adviser seeks to develop strategic investment themes and identify secular and cyclical changes within sectors and industries. The goal is to determine those sectors and industries most likely to benefit from trends that are identified, with a focus on those sectors and industries that the investment adviser believes have the most attractive growth outlook.

Next, the investment adviser uses a bottom-up, fundamental approach to analyze individual companies in the sectors and industries identified as most attractive given the competitive landscape and business trends. The investment adviser conducts a thorough assessment of company fundamentals and seeks to meet regularly with company management and to validate growth expectations through suppliers, customers and industry sources. The goal is to identify companies that the investment adviser believes offer one or more of the following characteristics, among others:

• earnings power that is either unrecognized or underestimated by the market;

• sustainable revenue and cash flow;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong or improving financial condition.

The fund's portfolio manager then selects the 25-30 best opportunities from the companies identified in the prior step.

The portfolio manager monitors sector and security weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio. The portfolio manager adjusts exposure limits as necessary. The fund typically sells a security when the portfolio manager believes that the investment themes have changed or there has been a negative change in the fundamental factors surrounding the company, sector weights change to reflect a revised macro-economic view, the company has become fully valued or a more attractive opportunity has been identified.

The investment adviser does not use benchmark indices as a tool for active portfolio management of the fund. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund's investment returns generally will be compared to those of the Standard & Poor's 500® Composite Stock Price Index (S&P 500). The S&P 500 is an unmanaged index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks chosen to reflect the industries of the U.S. economy.

Although not a principal investment strategy, the fund may, but currently does not intend to, use exchange-traded derivatives, such as futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, to manage interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

The fund is non-diversified.

BNY Mellon Small/Mid Cap Fund

The fund seeks capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap and mid cap companies. The fund currently considers small cap and mid cap companies to be those companies with total market capitalizations of between $200 million and $7 billion at the time of investment. If the market capitalization of a company held by the fund moves outside this range, the fund may, but is not required to, sell the company's securities. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. Emerging markets generally include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the fund's portfolio managers believe has an emerging economy or market. The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500™ Index (Russell 2500).

In selecting securities, the fund's portfolio managers first identify as potential investments securities that have been selected pursuant to various investment strategies employed by the fund's investment adviser and/or its affiliate, The Boston Company Asset Management, LLC (TBCAM), using proprietary investment processes of TBCAM, that have market capitalizations, at the time of purchase, that are within the market capitalization range of companies comprising the Russell 2500. These investment processes include growth, value and opportunistic approaches used to construct portfolios through extensive quantitative and fundamental research which emphasizes individual stock selection. The portfolio managers also may add to the fund's investable universe the securities of companies with market capitalizations generally below $1 billion that have been ranked highly by a quantitative model that uses a variety of screening methods to identify small cap companies that are deemed to be attractive investments.

The fund's portfolio managers next use quantitative models that combine fundamental factors, such as those evidenced by the active weights given to the securities selected pursuant to TBCAM's investment processes, Russell 2500 sector weightings and risk characteristics and other characteristics that rank the securities in the fund's investable universe based on:

• Valuation, or how a company's stock is priced relative to its perceived intrinsic worth and relative to its industry or sector peers;

• Business momentum, how positive is the recent rate of change in a variety of measures of reported and projected financial and operational results of the company; and

• Quality, how robust are current indicators of a company's operational and financial efficiency, productivity and stability of returns.

The fund's portfolio managers then evaluate the results of the quantitative models using an optimization process to confirm, among other things, that the data inputs were correct and the rankings reasonable based on the most recent information available.

Finally, the fund's portfolio managers conduct a qualitative review of the securities ranked by the models to select for investment by the fund those securities deemed to be the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research. The portfolio managers manage risk by diversifying the fund's portfolio across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the Russell 2500. The Russell 2500 is an unmanaged index designed to measure the performance of small cap and mid cap U.S. stocks.

The portfolio managers typically sell a security when they believe it is no longer attractive on a risk-adjusted basis because its valuation is no longer lower than that of its perceived intrinsic worth relative to its industry or sector peers, the issuer's business momentum is no longer superior to that of other issuers in the same business, and/or there has been a deterioration in the quality characteristics of the security relative to that of other potential investments.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

BNY Mellon International Fund

The fund seeks long-term capital growth. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers. Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States. The fund invests principally in common stocks, but the fund's equity investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund may invest in companies of any size. To a limited extent, the fund may invest in debt securities of foreign issuers and foreign governments.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of the fund's assets at the time of purchase.

Pursuant to the core investment style, under normal circumstances, at least 80% of the fund's assets allocated to this style are invested in equity securities of companies located in the foreign countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Canada. The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada. The stocks purchased pursuant to the core investment style may have value and/or growth characteristics. The core investment style portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The core investment style portfolio managers consider:

• stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts

• country allocations, generally seeking to allocate country weightings in accordance with the MSCI EAFE Index, but deviations from the MSCI EAFE Index country weightings may occur

• sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index

The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, this portion of the fund's portfolio focuses on three key factors:

• value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

• business health, or overall efficiency and profitability as measured by return on assets and return on equity

• business momentum, or the presence of a catalyst (such as corporate restructuring or change in management or spin off) that potentially will trigger a price increase near term or midterm

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

The fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

BNY Mellon Emerging Markets Fund

The fund seeks long-term capital growth. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Index. The fund invests principally in common stocks, but the fund's equity investments also may include preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund may invest in companies of any size.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

Pursuant to the core investment style, under normal circumstances, at least 80% of the fund's assets allocated to this style are invested in equity securities of companies located in the foreign countries represented in the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is an unmanaged, market capitalization-weighted index designed to measure the equity performance of emerging markets countries in Europe, Latin America and the Pacific Basin. The stocks purchased pursuant to the core investment style may have value and/or growth characteristics. The core investment style portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The core investment style portfolio managers consider:

• stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts

• country allocations, generally seeking to allocate country weightings in accordance with the MSCI Emerging Markets Index, but deviations from the MSCI Emerging Markets Index country weightings may occur

• sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI Emerging Markets Index as a guide, but allocations may differ from those of the MSCI Emerging Markets Index

The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, this portion of the fund's portfolio focuses on three key factors:

• value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

• business health, or overall efficiency and profitability as measured by return on assets and return on equity

• business momentum, or the presence of a catalyst (such as corporate restructuring or change in management or spin off) that potentially will trigger a price increase near term or midterm

Each portfolio manager typically sells a stock when it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the investment adviser's expectations.

The fund may invest in American Depositary Receipts (ADRs), which are U.S. dollar-denominated securities that represent indirect ownership of securities issued by foreign companies. The fund also may invest in exchange-traded funds (ETFs) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

BNY Mellon International Appreciation Fund

The fund seeks to provide long-term capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. Equity securities include Depositary Receipts (DRs), common stocks, preferred stocks, convertible securities, equity securities in foreign investment funds or trusts, and other equity investments.

The fund invests primarily in DRs representing the local shares of non-U.S. companies, in particular, American Depositary Receipts (ADRs). DRs are securities that represent ownership interests in the publicly-traded securities of non-U.S. issuers. DRs may be purchased through sponsored or unsponsored facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the underlying security. ADRs are priced in U.S. dollars and traded in the United States on national securities exchanges or in the over-the-counter market. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the fund's investment adviser, by brokers executing the purchases or sales.

In selecting securities, the investment adviser screens the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. The risk characteristics utilized in the algorithm are country weights, sector weights, and sector weights within each country. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index, and under normal circumstances, the fund will invest in at least 10 different countries. The fund will generally not invest in securities from developing countries because they are not included in the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada.

The fund typically sells a security when the security no longer ranks favorably within its sector or country using the fund's quantitative computer modeling techniques, the portfolio managers believe that the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

BNY Mellon International Equity Income Fund

The fund seeks total return (consisting of capital appreciation and income). The fund's investment objective is non-fundamental and may be changed by the fund's board upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on dividend-paying stocks of foreign companies, including those in emerging market countries. The fund normally invests substantially all of its assets in the equity securities of issuers located outside the United States and diversifies broadly among developed and emerging market countries. The fund may invest in the stocks of companies of any market capitalization. The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, depositary receipts and real estate investment trust securities (REITs). Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The fund's portfolio managers select stocks through a disciplined investment process using proprietary quantitative computer models that analyze a diverse set of stock characteristics to identify and rank stocks based on earnings quality. Based on this analysis, the portfolio managers generally select from the higher ranked dividend-paying securities those stocks that they believe will continue to pay above-average dividends. The portfolio managers will seek to overweight higher dividend-paying stocks, while maintaining country and sector weights generally similar to those of the Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-US Index), the fund's benchmark index. The fund typically invests in countries represented in the MSCI ACWI Ex-US Index. The fund generally invests in the stocks of companies in each country with a 10% or greater weighting in the MSCI ACWI Ex-US Index, but is not required to invest in the stocks of companies in those countries with lower index weights. The MSCI ACWI Ex-US Index is an unmanaged, free float-adjusted market capitalization weighted index that measures the equity market performance of developed and emerging market countries, excluding the United States. As of October 31, 2012, the MSCI ACWI Ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

The fund's portfolio managers typically sell a stock when it becomes less attractive based on the stock's dividend yield and/or earnings quality. The portfolio managers also may reduce the weighting of a stock held by the fund if it or the country in which the issuer is located becomes overweighted as determined by the portfolio managers.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements, for hedging purposes only. The currency exposure of the fund's portfolio may be substantially unhedged to the U.S. dollar, but, at times, the fund's portfolio managers may seek to manage currency risk by hedging a portion of the fund's currency exposure to the U.S. dollar. The fund also may invest in exchange-traded funds (ETFs).

BNY Mellon Bond Fund

The fund seeks total return (consisting of capital appreciation and current income). This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, such as:

• U.S. Government and agency bonds

• corporate bonds

• mortgage-related securities, including commercial mortgage-backed securities

• foreign corporate and government bonds (up to 20% of total assets)

• municipal bonds

The investment adviser actively manages the fund's bond market and maturity exposure and credit profile. The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk,” or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, to manage foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

BNY Mellon Intermediate Bond Fund

The fund seeks total return (consisting of capital appreciation and current income). This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds, such as:

• U.S. government and agency bonds

• corporate bonds

• mortgage-related securities, including commercial mortgage-backed securities (up to 25% of total assets)

• foreign corporate and government bonds (up to 20% of total assets)

• municipal bonds

The investment adviser actively manages bond market and maturity exposure and credit profile. The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund's portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a bond that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Bonds selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, to manage foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

BNY Mellon Corporate Bond Fund

The fund seeks total return (consisting of capital appreciation and current income). The fund's investment objective is non-fundamental and may be changed by the fund's board upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds, which include U.S. dollar-denominated bonds issued by U.S. and foreign corporations. The remainder of the fund's assets may be invested in U.S. government and agency bonds, mortgage-related securities, including commercial mortgage-backed securities, asset-backed securities, foreign corporate bonds denominated in foreign currencies, foreign government bonds, municipal bonds and commercial paper and other money market instruments.

The investment adviser actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. In addition, the fund normally invests at least 65% of its assets in corporate bonds and U.S. government and agency bonds rated investment grade at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the investment adviser, but no lower than Ba-/BB- (or the unrated equivalent as determined by the investment adviser) in the case of mortgage-related and asset-backed securities. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors. Bonds selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, to manage foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as foreign currency forward contracts and swap agreements (including interest rate swaps and credit default swaps), for hedging purposes only. The fund's investments in foreign securities generally will be denominated in U.S. dollars. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Forward commitments typically involve new issues of U.S. Treasury and other government securities, which are often offered on a forward commitment or when-issued basis.

BNY Mellon Intermediate U.S. Government Fund

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund allocates broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, the portfolio manager conducts an analysis of economic trends, particularly interest rate movements and yield spreads, to determine which types of securities offer the best investment opportunities. The fund invests in various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In selecting other types of securities for the fund's portfolio, the portfolio manager uses proprietary models to evaluate probable yields over time and prepayment risk, among other factors.

Under normal market conditions, the fund maintains an average effective portfolio maturity between three and ten years. The fund attempts to manage interest rate risk by adjusting its duration. The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.

BNY Mellon Short-Term U.S. Government Securities Fund

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The fund also may invest in collateralized mortgage obligations (CMOs), including stripped mortgage-backed securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts and swap agreements.

BNY Mellon National Intermediate Municipal Bond Fund

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds and may not achieve its investment objective when doing so.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as swaps and inverse floaters. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified.

BNY Mellon National Short-Term Municipal Bond Fund

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders.

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective maturity and average effective portfolio duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds and may not achieve its investment objective when doing so.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as swaps and inverse floaters. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania state income tax, and in taxable bonds and may not achieve its investment objective when doing so.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as swaps and inverse floaters. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity and average effective duration, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Massachusetts state income tax, and in taxable bonds and may not achieve its investment objective when doing so.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures, options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as swaps and inverse floaters. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating average effective portfolio maturity, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the interest from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes. The fund may not achieve its investment objective when investing in taxable bonds.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as swaps and inverse floaters. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floaters usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified.

BNY Mellon Municipal Opportunities Fund

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations. The fund may not achieve its investment objective when investing in taxable bonds.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

Although the fund normally invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax, the fund may invest up to 50% of its assets in municipal bonds, the income from which is subject to the federal alternative minimum tax.

The fund's portfolio manager seeks to deliver value added excess returns ("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets. Although the fund seeks to be diversified by geography and sector, the fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although not a principal investment strategy, the fund may, but is not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration, interest rate or foreign currency risk, or as part of a hedging strategy. The fund also may enter into over-the-counter derivative transactions, such as forward contracts, swaps and inverse floaters. Swap agreements, such as credit default swaps, can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund is non-diversified.

BNY Mellon Asset Allocation Fund

The fund seeks long-term growth of principal in conjunction with current income. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders.

The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets. The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The fund may change the underlying funds – whether affiliated or unaffiliated – from time to time without notice to fund shareholders. The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon Income Stock Fund BNY Mellon U.S. Core Equity 130/30 Fund Dreyfus Appreciation Fund, Inc. Dreyfus U.S. Equity Fund	26%	20% to 40%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small/Mid Cap Fund BNY Mellon Small Cap Multi-Strategy Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) International Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund	11%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	7%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund Dreyfus Inflation Adjusted Securities Fund	32%	20% to 55%
High Yield Bonds Dreyfus High Yield Fund	2%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund Unaffiliated Investment Company	2%	0% to 10%
Diversifying Strategies Unaffiliated Investment Companies	6%	0% to 20%
Money Market Instruments Direct Investments	3%	0% to 10%

The asset classes and the target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

Although not a principal investment strategy of the fund, the fund, and certain of the underlying funds in which the fund may invest, may, but are not required to, use exchange-traded derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), as a substitute for investing directly in an underlying asset, to increase returns, to manage duration or interest rate risk or as part of a hedging strategy. The fund, and certain of the underlying funds in which the fund may invest, also may enter into over-the-counter derivative transactions, such as forward contracts and swaps.

Description of the Asset Classes

The following describes the asset classes in which the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, which in turn may invest directly in securities as described below.

Large Cap Equities

The portion of the fund's assets allocated to the large cap equities asset class normally is invested directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more at the time of purchase), or in underlying funds that generally focus on stocks of large-capitalization companies. Generally, these are established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

In selecting large cap equity securities in which the fund invests directly, the investment adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

• value, or how a stock is priced relative to its perceived intrinsic worth

• growth, in this case the sustainability or growth of earnings

• financial profile, which measures the financial health of the company

Next, based on fundamental analysis, the investment adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal research as well as Wall Street research and company management.

Finally, the investment adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.

The fund typically sells an individual equity security when the security no longer ranks favorably within its sector using the fund's quantitative computer modeling techniques, the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.

The underlying funds in which the portion of the fund's assets allocated to the large cap equities asset class may be invested currently include BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Income Stock Fund, BNY Mellon U.S. Core Equity 130/30 Fund, Dreyfus Appreciation Fund, Inc., and Dreyfus U.S. Equity Fund.

BNY Mellon Focused Equity Opportunities Fund normally invests in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. This underlying fund's portfolio manager monitors sector and security weightings and regularly evaluates the risk-adjusted returns to manage the risk profile of this underlying fund's assets. This underlying fund may invest in the stocks of companies of any size, although it focuses on large cap companies. This underlying fund invests primarily in equity securities of U.S. issuers.

BNY Mellon Income Stock Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. This underlying fund's portfolio manager chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. This underlying fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. This underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend IndexSM (Dow Jones Index), which is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index, a broad-based index that is representative of the total U.S. equity market. This underlying fund's allocations, however, may differ from those of the Dow Jones Index.

BNY Mellon U.S. Core Equity 130/30 Fund focuses on growth and value stocks of large cap companies. This underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. When this underlying fund takes a long position, it purchases the stock outright in anticipation of an increase in the market price of the stock. When this underlying fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. Normally, up to 130% of this underlying fund's assets will be in long positions in stocks, and approximately 30% of the underlying fund's assets will be in short positions.

Dreyfus Appreciation Fund, Inc. focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, this underlying fund's portfolio managers first identify economic sectors they believe will expand over the next three to five years or longer. Using fundamental analysis, this underlying fund's portfolio managers then seek companies within these sectors that have proven track records and dominant positions in their industries. This underlying fund employs a "buy-and-hold" investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.

Dreyfus U.S. Equity Fund invests primarily in equity securities of companies located in the United States of any market capitalization. This underlying fund seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The approach of this underlying fund's portfolio managers focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Market capitalization and sector allocations are results of, not part of, the investment process.

Small Cap and Mid Cap Equities

The portion of the fund's assets allocated to the small cap and mid cap equities asset class normally is invested in underlying funds that generally focus on stocks of small- or mid-capitalization companies. Small cap companies generally are new and often entrepreneurial companies. Small cap companies can, if successful, grow faster than large cap companies and typically use profits for expansion rather than for paying dividends. Their share prices are more volatile than those of larger companies. Small companies fail more often. Mid cap companies generally are established companies that may not be well known. Mid cap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

The underlying funds in which the portion of the fund's assets allocated to the small cap and mid cap equities asset class may be invested currently include BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon Small Cap Multi-Strategy Fund, Dreyfus Select Managers Small Cap Value Fund, and Dreyfus Select Managers Small Cap Growth Fund.

BNY Mellon Mid Cap Multi-Strategy Fund normally invests in equity securities of companies with market capitalizations, at the time of purchase, that fall within the market capitalization range of companies in the Russell Midcap® Index as of the index's most recent reconstitution date, which was May 31, 2012. As of that date, the market capitalization range of companies comprising the Russell Midcap Index was between approximately $1.4 billion and $17.4 billion, and the weighted average and median market capitalizations of the Russell Midcap Index were approximately $8.1 billion and $4.1 billion, respectively. This underlying fund normally allocates its assets among multiple investment strategies employed by the underlying fund's investment adviser and an unaffiliated sub-investment adviser that invest primarily in equity securities issued by mid cap companies. This underlying fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles.

BNY Mellon Small/Mid Cap Fund normally invests in equity securities of companies with total market capitalizations of between $200 million and $7 billion at the time of investment. This underlying fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management. This underlying fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500™ Index (Russell 2500). The Russell 2500 is an unmanaged index designed to measure the performance of small- to mid-cap U.S. stocks.

BNY Mellon Small Cap Multi-Strategy Fund normally invests in equity securities of small cap companies. This underlying fund currently considers small cap companies to be those companies with market capitalizations, at the time of purchase, that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index as of the index's most recent reconstitution date, which was May 31, 2012. As of that date, the market capitalization range of companies comprising the Russell 2000 Index was between approximately $101 million and $2.6 billion, and the weighted average and median market capitalizations of the Russell 2000 Index were approximately $1.1 billion and $460 million, respectively. In addition, this underlying fund may invest up to 20% of its net assets in companies with market capitalizations, at the time of purchase, that are above the market capitalization of the largest company included in the Russell 2000 Index. This underlying fund normally allocates its assets among multiple investment strategies employed by the underlying fund's investment adviser that invest primarily in equity securities issued by small cap companies. This underlying fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles.

Dreyfus Select Managers Small Cap Value Fund normally invests in stocks of companies with market capitalizations that fall within the range of companies in the Russell 2000 Value Index® at the time of purchase. As of October 31, 2012, the market capitalization of the largest company in the Russell 2000 Value Index was $5.2 billion, and the weighted average and median market capitalizations of the Russell 2000 Value Index were $1.1 billion and $435 million, respectively. This underlying fund's portfolio is constructed so as to have a value tilt. This underlying fund uses a "multi-manager" approach by selecting one or more sub-investment advisers to manage its assets. This underlying fund may hire, terminate or replace sub-investment advisers and modify material terms and conditions of sub-investment advisory arrangements without shareholder approval. This underlying fund's assets are currently allocated among seven unaffiliated sub-investment advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

Dreyfus Select Managers Small Cap Growth Fund normally invests in stocks of companies with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index® at the time of purchase. As of October 31, 2012, the market capitalization of the largest company in the Russell 2000 Growth Index was $5.2 billion, and the weighted average and median market capitalizations of the Russell 2000 Growth Index were $1.4 billion and $581 million, respectively. This underlying fund's portfolio is constructed so as to have a growth tilt. This underlying fund uses a "multi-manager" approach by selecting one or more sub-investment advisers to manage its assets. This underlying fund may hire, terminate or replace sub-investment advisers and modify material terms and conditions of sub-investment advisory arrangements without shareholder approval. This underlying fund's assets are currently allocated among six unaffiliated sub-investment advisers, each of which acts independently of the others and uses its own methodology to select portfolio investments.

Developed International and Global Equities

The portion of the fund's assets allocated to the developed international and global equities asset class normally is invested in underlying funds that generally invest in equity securities of companies located in the developed markets, such as Canada, Japan, Australia, Hong Kong, Western Europe and, to a limited extent for global underlying funds, the United States.

The underlying funds in which the portion of the fund's assets allocated to the developed international and global equities asset class may be invested currently include BNY Mellon International Fund, Dreyfus/Newton International Equity Fund, Global Stock Fund (Dreyfus), International Stock Fund (Dreyfus) and Dreyfus Global Real Estate Securities Fund.

BNY Mellon International Fund invests primarily in equity securities of foreign issuers. This underlying fund allocates its assets between a core investment style and a value investment style at the discretion of its investment adviser. This underlying fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of its assets will be invested in each of the core and value investment styles. Though not specifically limited, this underlying fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries.

Dreyfus/Newton International Equity Fund invests primarily in equity securities of foreign companies and depositary receipts evidencing ownership of such securities. At least 75% of this underlying fund's net assets is invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE®) Index. This underlying fund may invest up to 25% of its assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries. The core of the investment philosophy of this underlying fund's portfolio managers is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. This underlying fund's portfolio managers believe that a global comparison of companies is the most effective method of stock analysis, and their global analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that the portfolio managers believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The portfolio managers for this underlying fund then indentify specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

Global Stock Fund (Dreyfus) focuses on companies located in the developed markets, such as the United States, Canada, Japan, Australia, Hong Kong, and Western Europe. This underlying fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. This underlying fund may invest in the securities of companies of any market capitalization. This underlying fund seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The approach of this underlying fund's portfolio managers focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Geographic and sector allocations are results of, not part of, the investment process.

International Stock Fund (Dreyfus) focuses on foreign companies located in the developed markets, such as Canada, Japan, Australia, Hong Kong, and Western Europe. This underlying fund ordinarily invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. This underlying fund may invest in the securities of companies of any market capitalization. This underlying fund seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. The approach of this underlying fund's portfolio managers focuses on individual stock selection, building a portfolio from the bottom up through extensive fundamental research. Geographic and sector allocations are results of, not part of, the investment process.

Dreyfus Global Real Estate Securities Fund normally invests in publicly-traded equity securities of companies principally engaged in the real estate sector. This underlying fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Under normal market conditions, this underlying fund expects to invest at least 40% of its assets in companies whose principal place of business is located outside the United States, and will invest in at least 10 different countries (including the United States).

Emerging Markets Equities

The portion of the fund's assets allocated to the emerging markets equities asset class normally is invested in underlying funds that generally invest in equity securities of companies organized, or with a majority of assets or operations, in emerging market countries. These underlying funds generally consider emerging markets to include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the underlying fund's portfolio managers believe has an emerging economy or market.

The underlying fund in which the portion of the fund's assets allocated to the emerging markets equities asset class may be invested currently is BNY Mellon Emerging Markets Fund.

BNY Mellon Emerging Markets Fund invests primarily in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. This underlying fund may invest in companies of any size. This underlying fund allocates its assets between a core investment style and a value investment style at the discretion of its investment adviser. This underlying fund is not managed to a specific target allocation between these investment styles. However, under normal market conditions, at least 30% of its assets will be invested in each of the core and value investment styles. Normally, this underlying fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

Investment Grade Bonds

The portion of the fund's assets allocated to the investment grade bonds asset class normally is invested directly in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed to be of comparable quality by the investment adviser, or in underlying funds that invest in such securities. The fixed-income investments in which the fund and these underlying funds invest generally may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks, and inflation-indexed securities of varying duration or remaining maturity. Fixed-income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; foreign governments and their political subdivisions; and supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Generally, the average effective duration of the fund's portfolio allocated to the investment grade bonds asset class will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's fixed-income portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential. In calculating the average effective duration of the fund's portfolio allocated to the investment grade bonds asset class, the fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date.

The fund's investment adviser uses a disciplined process to select investment grade fixed-income securities and manage risk. The investment adviser chooses fixed-income securities based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Fixed-income securities selected must fit within the investment adviser's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The fund's investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund typically sells an individual fixed-income security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

The underlying funds in which the portion of the fund's assets allocated to the investment grade bonds asset class may be invested currently include BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Intermediate Bond Fund, and Dreyfus Inflation Adjusted Securities Fund.

BNY Mellon Short-Term U.S. Government Securities Fund normally invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. This underlying fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which this underlying fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. Typically in choosing securities, this underlying fund's portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time. Generally, this underlying fund's average effective portfolio maturity and average effective portfolio duration will be less than three years. This underlying fund may invest in individual bonds of any maturity or duration.

BNY Mellon Intermediate Bond Fund actively manages bond market and maturity exposure. This underlying fund's investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration. Generally, this underlying fund's average effective portfolio maturity will be between 3 and 10 years and its average effective portfolio duration will be between 2.5 and 5.5 years. This underlying fund may invest in individual bonds of any maturity or duration.

Dreyfus Inflation Adjusted Securities Fund normally invests in inflation-indexed securities. These are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the Consumer Price Index accruals as part of a semi-annual coupon. This underlying fund primarily invests in high quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, this underlying fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. This underlying fund seeks to keep its average effective portfolio duration at two to ten years. This underlying fund may invest in individual fixed-income securities of any maturity or duration.

High Yield Bonds

The portion of the fund's assets allocated to the high yield bond asset class normally is invested in underlying funds that generally invest in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent at the time of purchase, and may hold fixed-income securities of varying duration or remaining maturity. Because the issuers of high yield securities may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.

The underlying fund in which the portion of the fund's assets allocated to the high yield bonds asset class may be invested currently is Dreyfus High Yield Fund.

Dreyfus High Yield Fund normally invests in various types of high yield fixed-income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers. In choosing securities, this underlying fund’s portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. This underlying fund's investment process involves a "top down" approach to security selection, looking at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company's financial strength, and the company's management. This underlying fund also looks for companies that are underleveraged, have positive free cash flow, and are self-financing. There are no restrictions on the dollar-weighted average maturity or average effective duration of this underlying fund's portfolio or on the maturities or durations of the individual fixed-income securities the underlying fund may purchase.

Emerging Markets Debt

The portion of the fund's assets allocated to the emerging markets debt asset class normally is invested in underlying funds that generally invest in debt securities of emerging market companies or governments. Certain of these underlying funds invest in debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities and currencies.

The underlying funds in which the portion of the fund's assets allocated to the emerging markets debt asset class may be invested currently include Dreyfus Emerging Markets Debt Local Currency Fund and an unaffiliated investment company.

Dreyfus Emerging Markets Debt Local Currency Fund normally invests in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities. This underlying fund's emerging market bond investments may include bonds and other debt issued by governments, their agencies and instrumentalities, or by central banks, corporate debt securities and other fixed-income securities or instruments that provide investment exposure to emerging market debt. This underlying fund may enter into forward contracts, futures and options contracts and swap agreements with respect to emerging market currencies to provide economic exposure similar to investments in sovereign and corporate emerging market debt. This underlying fund is not restricted as to credit quality or maturity when making investments in debt securities. In choosing investments, this underlying fund's portfolio managers employ an investment process that uses in depth fundamental country and currency analysis disciplined by proprietary quantitative valuation models. A "top down" analysis of macroeconomic, financial and political variables guides country and currency allocation. The portfolio managers also consider other market technicals and the global risk environment. The portfolio managers seek to identify shifts in country fundamentals and consider the risk adjusted attractiveness of currency and duration returns for each emerging market country.

The unaffiliated underlying fund normally invests in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. This underlying fund generally will invest in at least four emerging market countries. This underlying fund may invest in securities rated below investment grade or the unrated equivalent, and may invest in defaulted corporate securities where its portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, this underlying fund may invest in defaulted sovereign investments where its portfolio managers believe the expected debt sustainability of the country exceeds current market valuations. In allocating investments among various emerging market countries, the portfolio managers for this underlying fund attempt to analyze internal political, market and economic factors.

Diversifying Strategies

The portion of the fund's assets allocated to the diversifying strategies asset class normally is invested in underlying funds that provide exposure to alternative or non-traditional asset categories or investment strategies. These underlying funds generally maintain a low or negative correlation over time with the returns of major equity indices.

The underlying funds in which the portion of the fund's assets allocated to the diversifying strategies asset class may be invested currently include two unaffiliated investment companies.

One of these unaffiliated underlying funds normally invests in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the Standard & Poor's Diversified Trends Indicator®, a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The current components of the Standard & Poor's Diversified Trends Indicator consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, e.g., fixed-income securities and currencies, and 50% to physical commodities, e.g., energy and metals. These contracts are positioned long or short based on their prices relative to their moving averages (except for the energy sector contracts, which are positioned long or flat but cannot have a short position). The underlying fund intends to invest approximately 20% of its portfolio's assets in accordance with a proprietary systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity and fixed-income markets. This underlying fund will seek to gain exposure to the commodity, currency, equity and fixed-income markets by investing primarily in: commodity futures, forwards, options, and options on futures; exchange-traded funds, other pooled investment vehicles that provide exposure to the commodity and financial futures markets; commodity, currency, and financial-linked instruments, such as swap agreements and structured notes; and common stock. The underlying fund may purchase and sell options and futures contracts. This underlying fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary, which may invest without limitation in commodity-linked derivative instruments.

The other unaffiliated underlying fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, this underlying fund typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed-income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide this underlying fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds, without investing in hedge funds. This underlying fund seeks to generate absolute returns over time, rather than track the performance of any particular index of hedge fund returns, using quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. This underlying fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary, which may invest without limitation in commodity-related derivatives.

Money Market Instruments

The portion of the fund's assets allocated to the money market instruments asset class normally is invested directly in high quality, short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and municipal securities. The fund will only buy individual securities with remaining maturities of 13 months or less, or that have features with the effect of reducing their maturities to 13 months or less at the time of purchase.

BNY Mellon Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including:

• securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

• certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

• repurchase agreements, including tri-party repurchase agreements

• asset-backed securities

• high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest

• taxable municipal obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days. The fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by the investment adviser.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

BNY Mellon National Municipal Money Market Fund

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund may not achieve its investment objective when investing in taxable securities. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by the investment adviser, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less. The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Investment Risks and Other Potential Risks

Investments in the funds are not bank deposits. They are not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the FDIC or any other government agency. None of the funds should be relied upon as a complete investment program. The share prices of the equity, taxable bond and municipal bond funds fluctuate, sometimes dramatically, which means you could lose money. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. Each money market fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while each money market fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00.

The funds also are subject to the investment risks and other potential risks listed in the tables below. For a description of the risks listed in the tables, please see "Glossary – Investment Risks" and "Glossary – Other Potential Risks" beginning on page 154 and page 159, respectively. See also the funds' Statement of Additional Information for information on certain other investments in which the funds may invest and other investment techniques in which the funds may engage from time to time and related risks. To the extent that the Large Cap Market Opportunities Fund, Tax-Sensitive Large Cap Multi-Strategy Fund and Asset Allocation Fund invest in shares of an underlying BNY Mellon fund, it is subject to the same principal risks as the underlying fund, which are described below.

Investment Risks

	Large Cap Stock Fund	Large Cap Market Opportunities Fund	Tax-Sensitive Large Cap Multi-Strategy Fund	Income Stock Fund	Mid Cap Multi-Strategy Fund	Small Cap Multi-Strategy Fund	U.S. Core Equity 130/30 Fund	Focused Equity Opportunities Fund	Small/Mid Cap Fund
Conflicts of interest risk		✓	✓
Convertible securities risk		✓	✓	✓
Derivatives risk		✓	✓	✓	✓	✓	✓	✓	✓
Emerging markets risk		✓	✓		✓	✓		✓	✓
Exchange-traded fund risk		✓	✓		✓	✓	✓
Foreign currency risk		✓	✓		✓	✓		✓	✓
Foreign investment risk		✓	✓		✓	✓		✓	✓
Growth and value stock risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
IPO risk					✓	✓			✓
Large cap stock risk	✓	✓	✓	✓				✓
Leverage risk		✓	✓	✓	✓	✓	✓	✓	✓
Liquidity risk					✓	✓			✓
Management risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Market risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Market sector risk		✓	✓	✓	✓	✓		✓
Midsize company risk					✓
Non-diversification risk								✓
Preferred stock risk		✓	✓	✓
Risks of stock investing	✓	✓	✓	✓	✓	✓	✓	✓	✓
Short-term trading risk					✓	✓	✓		✓
Short sale risk		✓	✓				✓
Small and midsize company risk						✓			✓
Strategy allocation risk		✓	✓		✓	✓

Investment Risks (cont'd)

	International Fund	Emerging Markets Fund	International Appreciation Fund	International Equity Income Fund	Bond Fund	Intermediate Bond Fund	Corporate Bond Fund	Intermediate U.S. Government Fund	Short-Term U.S. Government Securities Fund
Asset-backed securities risk							✓
Call risk					✓	✓	✓	✓	✓
Country and sector allocation risk	✓	✓		✓
Credit risk					✓	✓	✓	✓	✓
Depositary receipts risk			✓
Derivatives risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Emerging markets risk		✓		✓
Exchange-traded fund risk	✓	✓		✓
Foreign currency risk	✓	✓	✓	✓	✓	✓	✓
Foreign investment risk	✓	✓	✓	✓	✓	✓	✓
Government securities risk					✓	✓	✓	✓	✓
Growth and value stock risk	✓	✓	✓	✓
Inflation-indexed security risk								✓
Interest rate risk					✓	✓	✓	✓	✓
Leverage risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Liquidity risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Market risk	✓	✓	✓	✓	✓	✓	✓
Market sector risk			✓	✓	✓	✓	✓
Mortgage-related securities risk					✓	✓	✓	✓	✓
Municipal securities risk					✓	✓	✓
Repurchase agreement counterparty risk									✓

	International Fund	Emerging Markets Fund	International Appreciation Fund	International Equity Income Fund	Bond Fund	Intermediate Bond Fund	Corporate Bond Fund	Intermediate U.S. Government Fund	Short-Term U.S. Government Securities Fund
Risks of stock investing	✓	✓	✓	✓
Small and midsize company risk	✓	✓	✓	✓

Investment Risks (cont'd)

	National Intermediate Municipal Bond Fund	National Short-Term Municipal Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New York Intermediate Tax-Exempt Bond Fund	Municipal Opportunities Fund	Asset Allocation Fund
Call risk	✓	✓	✓	✓	✓	✓	✓
Conflicts of interest risk							✓
Convertible securities risk							✓
Correlation risk							✓
Credit risk	✓	✓	✓	✓	✓	✓	✓
Derivatives risk	✓	✓	✓	✓	✓	✓	✓
Emerging markets risk						✓	✓
Exchange-traded fund risk							✓
Foreign currency risk						✓	✓
Foreign investment risk						✓	✓
Government securities risk							✓
Growth and value stock risk							✓
Interest rate risk	✓	✓	✓	✓	✓	✓	✓
Inverse floating rate securities risk	✓	✓	✓	✓	✓	✓
IPO risk							✓
Leverage risk	✓	✓	✓	✓	✓	✓
Liquidity risk	✓	✓	✓	✓	✓	✓	✓
Management risk	✓	✓	✓	✓	✓	✓	✓
Market risk							✓
Market sector risk	✓	✓	✓	✓	✓	✓	✓
Mortgage-related securities risk							✓
Municipal securities risk	✓	✓	✓	✓	✓	✓
Non-diversification risk	✓	✓	✓	✓	✓	✓
Preferred stock risk							✓
Risks of stock investing							✓
Small and midsize company risk							✓
State-specific risk			✓	✓	✓
Strategy allocation risk							✓
Tax risk	✓	✓	✓	✓	✓	✓

Investment Risks (cont'd)

	Money Market Fund	National Municipal Money Market Fund
Banking industry risk	✓
Credit risk	✓	✓
Foreign investment risk	✓
Government securities risk	✓
Interest rate risk	✓	✓
Liquidity risk	✓	✓
Municipal securities risk	✓	✓
Repurchase agreement counterparty risk	✓
Tax risk		✓

Other Potential Risks

	Large Cap Stock Fund	Large Cap Market Opportunities Fund	Tax-Sensitive Large Cap Multi-Strategy Fund	Income Stock Fund	Mid Cap Multi-Strategy Fund	Small Cap Multi-Strategy Fund	U.S. Core Equity 130/30 Fund	Focused Equity Opportunities Fund	Small/Mid Cap Fund
ADR risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
IPO risk*	✓	✓	✓	✓	+	+	✓	✓	+
Interest rate and credit risks		✓	✓	✓
Liquidity risk*	✓	✓	✓	✓	+	+	✓	✓	+
Order delay risk		✓	✓
Real estate sector risk		✓	✓
REIT risk		✓	✓		✓	✓	✓	✓	✓
Securities lending risk	✓	✓	✓	✓	✓	✓	✓	✓	✓
Short sale risk*		+	+				+	✓	✓
Short-term trading risk*		✓	✓	+	+	+	✓	✓	+
Small and midsize company risk*	✓	✓	✓	✓		+	✓	✓
Temporary defensive position risk	✓	✓	✓	✓	✓	✓	✓	✓	✓

	International Fund	Emerging Markets Fund	International Appreciation Fund	International Equity Income Fund	Bond Fund	Intermediate Bond Fund	Corporate Bond Fund	Intermediate U.S. Government Fund	Short-Term U.S. Government Securities Fund
ADR risk	✓	✓		✓
Asset-backed securities risk*					✓	✓	+	✓
IPO risk*	✓	✓
Municipal securities risk*					+	+	+	✓	✓
Pooled investment vehicle risk			✓
REIT risk				✓
Securities lending risk					✓	✓	✓	✓	✓
Short-term trading risk*	✓	✓	✓	✓	✓	✓	✓	✓	✓
Temporary defensive position risk	✓	✓	✓	✓	✓	✓	✓	✓	✓

Other Potential Risks (cont'd)

	National Intermediate Municipal Bond Fund	National Short-Term Municipal Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	Massachusetts Intermediate Municipal Bond Fund	New York Intermediate Tax-Exempt Bond Fund	Municipal Opportunities Fund	Asset Allocation Fund
ADR risk							✓
Alternative asset categories and investment strategies risk							✓
Commodity sector risk							✓
Foreign government obligations and securities of supranational entities risk							✓
Real estate sector risk							✓
REIT risk							✓
RIC tax risk							✓
Securities lending risk	✓	✓	✓	✓	✓	✓	✓
Subsidiary risk							✓
Short-term trading risk*							✓
Temporary defensive position risk	✓	✓	✓	✓	✓	✓	✓

___________ * See â€³Glossary-Investment Risksâ€³ for a description of risk. +See "Investment Risks" table.

Glossary - Investment Risks

• Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

• Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

• Correlation risk. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

• Country and sector allocation risk. While the portfolio managers use the country and sector weightings of the fund's benchmark index as a guide in structuring the fund's portfolio, they may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

• Depositary receipts risk. The fund pursues its objective by investing primarily in DRs representing securities of non-U.S. issuers, and generally will not invest in non-U.S. issuers that do not have sponsored or unsponsored DR programs even though such issuers may otherwise be an attractive investment for the fund. DRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert DRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related DR. The fund may invest in DRs through an unsponsored facility where the depositary issues the DRs without an agreement with the company that issues the underlying securities. Holders of unsponsored

DRs generally bear all the costs of such facility, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the company that issues the underlying securities or to pass through voting rights to the holders of the DRs with respect to the underlying securities.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Many of the regulatory protections afforded participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter derivative transactions. Certain types of derivatives, including over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Certain derivatives may cause taxable income.

• Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government or regulatory action and even nationalization of businesses, restrictions on foreign ownership, on prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price. In particular, emerging markets may have relatively unstable governments, present the risk of sudden adverse government or regulatory action and even nationalization of businesses, restrictions on foreign ownership on prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of emerging market countries may be based predominantly on only a few industries and may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets.

• Exchange-traded fund (ETF) risk. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. Certain underlying funds may invest in ETFs that are not registered under the Investment Company Act of 1940, as amended, including commodity pools registered under the Commodity Exchange Act. Brokerage costs are incurred when purchasing and selling shares of ETFs.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Foreign investment risk. To the extent the fund invests in foreign securities, its performance may be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

• Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, investing in inverse floaters and engaging in forward commitment transactions, may magnify the fund's gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

• Management risk. Management risk is the risk that the investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the performance of the underlying mortgage properties, and may be more volatile and less liquid than more traditional government-backed debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

• Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement an investment strategy that involves short selling due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

• State-specific risk. The fund is subject to the risk that relevant state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective. Portfolio managers responsible for the investment strategies used by the fund make investment decisions independently and it is possible that the investment strategies may not complement one another. As a result, the fund's exposure to a given stock, industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single investment strategy.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Glossary - Other Potential Risks

• ADR risk. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. In addition, holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such ADRs in respect of the deposited securities.

• Alternative asset categories and investment strategies risk. Because certain underlying funds seek to provide exposure to alternative or non-traditional asset categories or investment strategies, the performance of these underlying funds will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the fund's assets allocated to such asset class.

• Commodity sector risk. Exposure to the commodities markets through its investments in certain underlying funds may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. United States futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. These limits are generally referred to as "daily price fluctuation limits" and the maximum or minimum price of a contract on any given day as a result of these limits is referred to as a "limit price." Once the limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the commodity-linked investments.

• Foreign government obligations and securities of supranational entities risk. Investing in the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which an underlying fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries also are characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

• Interest rate and credit risks. Any investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund's share price. The longer the effective maturity and duration of these investments, the more likely the fund's share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund's fixed-income investments will have its credit rating downgraded.

• Order delay risk. Portfolio managers responsible for the investment strategies used by the fund also manage other mutual funds or accounts and may submit purchase and sale orders for portfolio securities concurrently for the fund and such other funds or accounts. Orders on behalf of the fund are submitted to the investment adviser's trading desk; whereas, orders for the other funds or accounts may be submitted to the trading desk of an affiliate of the investment adviser or the trading desk of Walter Scott. Because the investment adviser seeks to promote tax efficiency and avoid wash sale transactions for the fund, certain orders submitted on behalf of the fund may be delayed and not aggregated (or "bunched") with those of the other funds or accounts managed by the fund's portfolio managers. In some cases, the delay may adversely affect the price paid or received by the fund for such portfolio securities or the amount of the commission paid to the broker or dealer.

• Pooled investment vehicle risk. The fund may invest in pooled investment vehicles which may involve duplication of advisory fees and certain other expenses.

• Real estate sector risk. Investments in the securities of companies principally engaged in the real estate sector will be affected by factors particular to the real estate sector. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. Moreover, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited.

• REIT risk. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

• RIC tax risk. A regulated investment company (RIC) must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Certain underlying funds that are RICs intend to achieve exposure to currency markets primarily through entering into forward currency contracts. Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a RIC's foreign currency gains not "directly related" to its "principal business" of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some foreign currency-denominated positions as not qualifying income.

Certain underlying funds may gain exposure to commodity markets through investments in commodity-linked derivative instruments, including commodity options and futures, and commodity index-linked structured notes and swap agreements. Certain underlying funds also may gain exposure indirectly to commodity markets by investing in a subsidiary of such underlying fund. The Internal Revenue Service (IRS) has issued private letter rulings to these underlying funds confirming that income from such underlying funds' investment in their respective subsidiaries will constitute "qualifying income" for purposes of the 90% income test described above. The tax treatment of commodity-linked notes and other commodity-linked derivatives and the underlying funds' investment in such subsidiaries may be adversely affected by future legislation, Treasury regulations or guidance issued by the IRS that could affect the character, timing or amount of an underlying fund's taxable income or any gains and distributions made by such underlying fund.

• Securities lending risk. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

• Subsidiary risk. Certain underlying funds may gain exposure indirectly to commodity markets by investing in a subsidiary of such underlying fund. By investing in the subsidiary, the underlying fund will be indirectly exposed to the risks associated with the subsidiary's investments in commodities. The subsidiary is not registered under the Investment Company Act of 1940, as amended, and generally is not subject to the investor protections of said Act. As an investor in the subsidiary, the underlying fund does not have all of the protections offered to investors by the Investment Company Act of 1940, as amended. Changes in the laws of the United States or the Cayman Islands could prevent such an underlying fund or its subsidiary from operating as described in the underlying fund's prospectus and could negatively affect such underlying fund and its shareholders. In addition, the Cayman Islands currently does not impose any income, corporate, capital gain or withholding taxes on such subsidiaries. If this were to change and the subsidiary was required to pay Cayman Island taxes, the investment returns of the underlying fund would be adversely affected.

• Temporary defensive position risk. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Management

Investment Adviser

The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $241 billion in 183 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $27.9 trillion in assets under custody and administration and $1.4 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

Sub-Investment Advisers

The investment adviser has engaged Robeco Investment Management, Inc. (Robeco) to serve as the sub-investment adviser of BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portion of the fund’s assets allocated to the Robeco Mid Cap Value Strategy. Robeco is a wholly-owned subsidiary of Robeco US Holding, Inc., both located at 909 Third Avenue, New York, New York 10022. Robeco US Holding, Inc. is a wholly-owned subsidiary of Robeco International Holding, B.V., which is a wholly-owned subsidiary of Robeco Groep N.V., both located at Coolsingel 120, 3011 AG Rotterdam, The Netherlands, Postbus 973, NL - 3000 AZ Rotterdam. Robeco Groep N.V. is a wholly-owned subsidiary of Rabobank Nederland, located at UCB 550 Postbus 17100 3500 HG Utrecht, The Netherlands. As of August 31, 2012, Robeco had approximately $29.5 billion in assets under management. Robeco, subject to the investment adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy.

The investment adviser has engaged its affiliate, Walter Scott, located at One Charlotte Square, Edinburgh, Scotland, UK, to serve as the sub-investment adviser of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund responsible for the portion of the respective fund's assets allocated to the U.S. Large Cap Equity Strategy. Walter Scott is a wholly-owned subsidiary of BNY Mellon. As of August 31, 2012, Walter Scott had approximately $53.6 billion in assets under management. Walter Scott, subject to the investment adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the portion of the respective fund's assets allocated to the U.S. Large Cap Equity Strategy.

Distributor

MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of the investment adviser, serves as distributor of each fund (i.e., principal underwriter). Shareholder services fees are paid to MBSC for providing shareholder account service and maintenance. The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the investment adviser's or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of Ethics

The funds, the investment adviser, Walter Scott, Robeco and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. A primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund.

Portfolio Managers
Name of Fund	Primary Portfolio Manager(s)
BNY Mellon Large Cap Stock Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon Large Cap Market Opportunities Fund

Bernard Schoenfeld (investment allocation), Irene D. O'Neill (Focused Equity Strategy, Large Cap Growth Strategy and Large Cap Dividend Strategy), Jane Henderson, Roy Leckie, Charlie Macquaker and Rodger Nisbet (U.S. Large Cap Equity Strategy), Brian C. Ferguson (Dynamic Large Cap Value Strategy) and Elizabeth Slover, David Sealy and Barry Mills (U.S. Large Cap Growth Strategy)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Bernard Schoenfeld (investment allocation), Irene D. O'Neill (Large Cap Core Strategy, Focused Equity Strategy, Large Cap Growth Strategy and Large Cap Dividend Strategy), Thomas Murphy (Large Cap Tax-Sensitive Strategy), Jane Henderson, Roy Leckie, Charlie Macquaker and Rodger Nisbet (U.S. Large Cap Equity Strategy), Brian C. Ferguson (Dynamic Large Cap Value Strategy) and Elizabeth Slover, David Sealy and Barry Mills (U.S. Large Cap Growth Strategy)

BNY Mellon Income Stock Fund	John C. Bailer
BNY Mellon Mid Cap Multi-Strategy Fund

Bernard Schoenfeld (investment allocation), Thomas Murphy (Mid Cap Tax-Sensitive Strategy), David Daglio (lead portfolio manager), James Boyd, Dale Dutile and Creighton Kang (Opportunistic Mid Cap Value Strategy), B. Randall Watts, Jr. and Robert C. Zeuthen (Mid Cap Growth Strategy) and Joseph F. Feeney, Jr. and Steven L. Pollack (Robeco Mid Cap Value Strategy)

BNY Mellon Small Cap Multi-Strategy Fund

Bernard Schoenfeld (investment allocation), David Daglio (lead portfolio manager), James Boyd, Dale Dutile and Creighton Kang (Opportunistic Small Cap Strategy), Joseph M. Corrado, Stephanie K. Brandaleone and Edward R. Walter (Small Cap Value Strategy) and B. Randall Watts, Jr. and P. Hans Von Der Luft (Small Cap Growth Strategy)

BNY Mellon U.S. Core Equity 130/30 Fund	Sean P. Fitzgibbon and Jeffrey D. McGrew
BNY Mellon Focused Equity Opportunities Fund	Irene D. O'Neill
BNY Mellon Small/Mid Cap Fund	John Truschel
BNY Mellon International Fund	D. Kirk Henry (value investment style) and Sean P. Fitzgibbon and Mark A. Bogar (core investment style)
BNY Mellon Emerging Markets Fund	D. Kirk Henry (value investment style) and Sean P. Fitzgibbon and Jay Malikowski (core investment style)
BNY Mellon International Appreciation Fund	Richard A. Brown, Thomas J. Durante and Karen Q. Wong
BNY Mellon International Equity Income Fund	Jocelin A. Reed, C. Wesley Boggs, Warren Chiang and Ronald Gala
BNY Mellon Bond Fund	John F. Flahive
BNY Mellon Intermediate Bond Fund	John F. Flahive
BNY Mellon Corporate Bond Fund	John F. Flahive
BNY Mellon Intermediate U.S. Government Fund	John F. Flahive
BNY Mellon Short-Term U.S. Government Securities Fund	Lawrence R. Dunn

Portfolio Managers
Name of Fund	Primary Portfolio Manager(s)
BNY Mellon National Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon National Short-Term Municipal Bond Fund	Jeremy N. Baker and Timothy J. Sanville
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Jeremy N. Baker and Mary Collette O'Brien
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	John F. Flahive and Mary Collette O'Brien
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	John F. Flahive
BNY Mellon Municipal Opportunities Fund	John F. Flahive
BNY Mellon Asset Allocation Fund	Bernard Schoenfeld (investment allocation), Sean P. Fitzgibbon and Jeffrey D. McGrew (equity portion) and John F. Flahive (fixed-income portion)

Biographical Information

John C. Bailer, CFA, has been the primary portfolio manager of BNY Mellon Income Stock Fund since December 2011. Mr. Bailer has been employed by Dreyfus since September 2003. He is a chartered financial analyst, managing director and associate portfolio manager of the U.S. Large Cap Value Strategy of The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since November 1992.

Jeremy N. Baker, CFA, has been a primary portfolio manager of BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund since March 2006. Mr. Baker has been employed by Dreyfus since March 2006. He is a vice president of The Bank of New York Mellon, which he joined in September 2002.

Mark A. Bogar, CFA, has been a primary portfolio manager of BNY Mellon International Fund since January 2010. Mr. Bogar has been employed by Dreyfus since November 2008. He is a director, portfolio manager, research analyst and member of the Global Core Equity Team of TBCAM, where he has been employed since August 2007.

C. Wesley Boggs has been a primary portfolio manager of BNY Mellon International Equity Income Fund since its inception in December 2011. He is a member of the Active Equity Team of Mellon Capital Corporation (Mellon Capital), an affiliate of Dreyfus, which makes investment decisions for BNY Mellon International Equity Income Fund. Mr. Boggs has been employed by Dreyfus since 2007. He is a vice president and senior portfolio manager at Mellon Capital, where he has been employed since 1993.

James Boyd has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Boyd has been employed by Dreyfus since December 2008. He is an  equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005.

Stephanie K. Brandaleone, CFA, has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy since August 2012. Ms. Brandaleone has been employed by Dreyfus since November 2008. Ms. Brandaleone is a director, portfolio manager and investment research analyst at TBCAM, where she has been employed since 2003.

Richard A. Brown has been a primary portfolio manager of BNY Mellon International Appreciation Fund since July 2009. Mr. Brown has been employed by Dreyfus since April 2005. He is a portfolio manager with Mellon Capital, where he has been employed since 1995.

Warren Chiang, CFA,  has been a primary portfolio manager of BNY Mellon International Equity Income Fund since its inception in December 2011. He is a member of the Active Equity Team of Mellon Capital, which makes investment decisions for BNY Mellon International Equity Income Fund. Mr. Chiang has been employed by Dreyfus since 2007. He is a managing director of active equity strategies at Mellon Capital, where he has been employed since 1997.

Joseph M. Corrado, CFA has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy since August 2012. Mr. Corrado has been employed by Dreyfus since November 2008. Mr. Corrado is a senior managing director and portfolio manager at TBCAM, where he has been employed since 2003.

David Daglio has been the lead primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Daglio has been employed by Dreyfus since April 2001. He is a senior managing director and portfolio manager at TBCAM, where he has been employed since 1998.

Lawrence R. Dunn, CFA, has been a portfolio manager of BNY Mellon Short-Term U.S. Government Securities Fund since its inception in October 2000. Mr. Dunn has been employed by Dreyfus since November 1995. He is an assistant vice president of The Bank of New York Mellon, which he joined in April 1990.

Thomas J. Durante has been a primary portfolio manager of BNY Mellon International Appreciation Fund since July 2009. Mr. Durante has been employed by Dreyfus since August 1982. He is a portfolio manager at Mellon Capital, where he has been employed since January 2000.

Dale Dutile has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Dutile has been employed by Dreyfus since December 2008. He is an  equity research analyst and portfolio manager at TBCAM, where he has been employed since 2006.

Joseph F. Feeney, Jr., CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Robeco Mid Cap Value Strategy since August 2012. Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer of Robeco, which he joined in 1995.

Brian C. Ferguson has been the primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Dynamic Large Cap Value Strategy since each fund's inception in July 2010. Mr. Ferguson has been employed by Dreyfus since October 2002. He is a senior vice president and the director of the U.S. Large Cap Value Equity Team of TBCAM, where he has been employed since June 1997.

Sean P. Fitzgibbon, CFA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund and BNY Mellon Asset Allocation Fund since February 2007, of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007, and of BNY Mellon Emerging Markets Fund and BNY Mellon International Fund since January 2010. Mr. Fitzgibbon has been employed by Dreyfus since October 2004. He is a senior managing director, portfolio manager, research analyst and head of the Global Core Equity Team of TBCAM, where he has been employed since August 1991.

John F. Flahive, CFA, has been a primary portfolio manager of BNY Mellon National Intermediate Municipal Bond Fund since its inception in October 2000, of BNY Mellon Massachusetts Intermediate Municipal Bond Fund since its inception in September 2002, of BNY Mellon Bond Fund since August 2005, of BNY Mellon Municipal Opportunities Fund since its inception in October 2008 and of BNY Mellon Corporate Bond Fund since its inception in March 2012. He also has been a primary portfolio manager of BNY Mellon Asset Allocation Fund and BNY Mellon Intermediate Bond Fund since March 2006 and of BNY Mellon Intermediate U.S. Government Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund since September 2008. Mr. Flahive has been employed by Dreyfus since November 1994. He is senior vice president of The Bank of New York Mellon, which he joined in October 1994.

Ronald Gala, CFA,  has been a primary portfolio manager of BNY Mellon International Equity Income Fund since its inception in December 2011. He is a member of the Active Equity Team of Mellon Capital, which makes investment decisions for BNY Mellon International Equity Income Fund. Mr. Gala has been employed by Dreyfus since 1998. He is a director and senior portfolio manager at Mellon Capital and has been employed by Mellon Capital or predecessor BNY Mellon entities since 1993.

Jane Henderson has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Ms. Henderson is the Managing Director of Walter Scott, which she joined in 1995, and is a member of its IMG.

D. Kirk Henry, CFA, has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since its inception in October 2000 and of BNY Mellon International Fund since September 2002. Mr. Henry has been employed by Dreyfus since May 1996. He is executive vice president and international equity portfolio manager of TBCAM. He has held that position since May 1994.

Creighton Kang has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Kang has been employed by Dreyfus since May 2011. He is an  equity research analyst and portfolio manager at TBCAM, where he has been employed since 2007.

Roy Leckie has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Mr. Leckie is a director of Walter Scott, which he joined in 1995, and co-leads its IMG.

Charlie Macquaker has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Mr. Macquaker is a director of Walter Scott, which he joined in 1991, and co-leads its IMG.

Jay Malikowski has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since January 2010. Mr. Malikowski has been employed by Dreyfus since January 2010. He is a vice president, portfolio manager, research analyst and member of the Global Core Equity Team at TBCAM, where he has been employed since August 2007.

Jeffrey D. McGrew, CFA, has been a primary portfolio manager of BNY Mellon U.S. Core Equity 130/30 Fund since its inception in July 2007 and of BNY Mellon Large Cap Stock Fund and BNY Mellon Asset Allocation Fund since January 2010. Mr. McGrew has been employed by Dreyfus since April 2006. He is a managing director, portfolio manager, research analyst and member of the Global Core Equity Team at TBCAM, where he has been employed since 2002.

Barry Mills has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since each fund's inception in July 2010. Mr. Mills has been employed by Dreyfus since 1999. He is an analyst on the Core Research Team at TBCAM, where he has been employed since June 2005.

Thomas Murphy has been the primary portfolio manager of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Tax-Sensitive Strategy since its inception in July 2010 and of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Tax-Sensitive Core Strategy since August 2012. Mr. Murphy has been employed by Dreyfus since June 2010. He has been Director, Tax-Managed Equity, at The Bank of New York Mellon since 2003.

Rodger Nisbet has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Equity Strategy since each fund's inception in July 2010. Mr. Nisbet is the Deputy Chairman of Walter Scott, which he joined in 1993, and is a member of its IMG.

Mary Collette O'Brien, CFA, has been a primary portfolio manager of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund since its inception in October 2000, and of BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006. Ms. O'Brien has been employed by Dreyfus since July 1996. She is a vice president of The Bank of New York Mellon, which she joined in April 1995.

Irene D. O'Neill, CFA, has been the primary portfolio manager of BNY Mellon Focused Equity Opportunities Fund since its inception in September 2009, of BNY Mellon Large Cap Market Opportunities Fund with respect to the Focused Equity Strategy and the Large Cap Growth Strategy and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy since each fund's inception in July 2010, and of BNY Mellon Large Cap Market Opportunities Fund and of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Dividend Strategy since March 2012. Ms. O'Neill has been employed by Dreyfus since March 2008. She is a managing director and senior portfolio manager of The Bank of New York Mellon, which she joined in 2002.

Steven L. Pollack, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Robeco Mid Cap Value Strategy since August 2012. Mr. Pollack is a senior portfolio manager of Robeco, which he joined in 2000.

Jocelin A. Reed, CFA,  has been a primary portfolio manager of BNY Mellon International Equity Income Fund since its inception in December 2011. She is a member of the Active Equity Team of Mellon Capital, which makes investment decisions for BNY Mellon International Equity Income Fund. Ms. Reed has been employed by Dreyfus since 1997. She is a director and senior portfolio manager at Mellon Capital and has been employed by Mellon Capital or predecessor BNY Mellon entities since 1994.

Timothy J. Sanville, CFA, has been a primary portfolio manager of BNY Mellon National Short-Term Municipal Bond Fund since its inception in October 2000. Mr. Sanville has been employed by Dreyfus since July 2000. He is an assistant vice president of The Bank of New York Mellon, which he joined in 1992.

Bernard Schoenfeld has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Asset Allocation Fund responsible for investment allocation decisions since September 2011, and of BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund responsible for investment allocation decisions since August 2012. Mr. Schoenfeld has been employed by Dreyfus since September 2011. He is a senior investment strategist and vice president of BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since 1970.

David Sealy has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since each fund's inception in July 2010. Mr. Sealy has been employed by Dreyfus since 1997. He is an analyst on the Core Research Team at TBCAM, where he has been employed since June 2005.

Elizabeth Slover has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the U.S. Large Cap Growth Strategy since each fund's inception in July 2010. Ms. Slover has been employed by Dreyfus since November 2001. She is a managing director and the director of core research at TBCAM, where she has been employed since June 2005.

John Truschel, CFA, has been the primary portfolio manager of BNY Mellon Small/Mid Cap Fund since August 2012. Mr. Truschel has been employed by Dreyfus since August 2012. He is an executive vice president and global head of investment strategy at TBCAM, where he has been employed since 2003.

P. Hans Von Der Luft has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy since August 2012. Mr. Von Der Luft has been employed by Dreyfus since December 2008. He is a director and  portfolio manager at TBCAM, where he has been employed since 2003.

Edward R. Walter, CFA, has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy since August 2012. Mr. Walter has been employed by Dreyfus since August 2012. Mr. Walter is a managing director, portfolio manager and investment research analyst at TBCAM, where he has been employed since 2003.

Randall Watts, Jr., CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy since August 2012. Mr. Watts has been employed by Dreyfus since December 2008. He is a senior managing director and portfolio manager at TBCAM, where he has been employed since 2003.

Karen Q. Wong has been a primary portfolio manager of BNY Mellon International Appreciation Fund since July 2009. Ms. Wong has been employed by Dreyfus since April 2005. She is a portfolio manager with Mellon Capital, where she has been employed since 2000.

Robert C. Zeuthen, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy since August 2012. Mr. Zeuthen has been employed by Dreyfus since March 2010. He is a director and  equity research analyst at TBCAM, where he has been employed since 2006.

The funds' Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

Investment Advisory Fee

Each of the funds has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and, for the fiscal year ended August 31, 2012, each of the funds paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.

A discussion regarding the basis for the board's approving each fund's investment advisory agreement with the investment adviser is available in the fund's annual report for the fiscal year ended August 31, 2012.

Investment Advisory Fees
Name of Fund	Contractual Investment Advisory Fee (as a percentage of average daily net assets)	Effective Investment Advisory Fee (as a percentage of average daily net assets)
BNY Mellon Large Cap Stock Fund	0.65%	0.65%
BNY Mellon Large Cap Market Opportunities Fund	*	0.60%
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	*	0.70%
BNY Mellon Income Stock Fund	0.65%	0.65%
BNY Mellon Mid Cap Multi-Strategy Fund	0.75%	0.75%
BNY Mellon Small Cap Multi-Strategy Fund	0.85%	0.85%
BNY Mellon U.S. Core Equity 130/30 Fund	0.80%	0.80%
BNY Mellon Focused Equity Opportunities Fund	0.70%	0.70%
BNY Mellon Small/Mid Cap Fund	0.75%	0.75%
BNY Mellon International Fund	0.85%	0.85%
BNY Mellon Emerging Markets Fund	1.15%	1.15%
BNY Mellon International Appreciation Fund	0.50%	0.50%
BNY Mellon International Equity Income Fund	0.85%	0.43%**
BNY Mellon Bond Fund	0.40%	0.40%
BNY Mellon Intermediate Bond Fund	0.40%	0.40%
BNY Mellon Corporate Bond Fund	0.40%	0.40%
BNY Mellon Intermediate U.S. Government Fund	0.50%	0.50%
BNY Mellon Short-Term U.S. Government Securities Fund	0.35%	0.35%
BNY Mellon National Intermediate Municipal Bond Fund	0.35%	0.35%
BNY Mellon National Short-Term Municipal Bond Fund	0.35%	0.35%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	0.50%	0.50%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	0.35%	0.35%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	0.50%	0.38%**
BNY Mellon Municipal Opportunities Fund	0.50%	0.50%
BNY Mellon Asset Allocation Fund	***	0.14%**
BNY Mellon Money Market Fund	0.15%	0.05%**
BNY Mellon National Municipal Money Market Fund	0.15%	0.07%**

*BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Multi-Strategy Fund have each agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.

**The effective investment advisory fee reflects a fee waiver/expense reimbursement in effect during the fund's fiscal year ended August 31, 2012.

***BNY Mellon Asset Allocation Fund has agreed to pay an investment advisory fee at the annual rate of 0.65% applied to that portion of the fund's average daily net assets allocated to direct investments in equity securities, at the annual rate of 0.40% applied to that portion of the fund's average daily net assets allocated to direct investments in debt securities, and at the annual rate of 0.15% applied to that portion of the fund's average daily net assets allocated to investments in money market instruments and any underlying funds.

Shareholder Guide

Buying, Selling and Exchanging Shares

Each fund is offering its Class M shares and Investor shares in this prospectus. The classes differ in their expenses, eligibility and minimum purchase requirements, and the services they offer to shareholders. Investor shares are subject to an annual shareholder services fee of .25% paid to the funds' distributor for shareholder account service and maintenance.

Class M shares are generally offered only to Wealth Management Clients of BNY Mellon that maintain qualified fiduciary, custody, advisory or other accounts with various affiliates of BNY Mellon (Wealth Management Clients). Such qualified fiduciary, custody, advisory or other accounts maintained by Wealth Management Clients with various affiliates of BNY Mellon (BNY Mellon Affiliates) are referred to herein as "Qualified Accounts." Class M shares owned by Wealth Management Clients will be held in omnibus accounts, or separate accounts, with the funds' transfer agent (BNY Mellon Fund Accounts). Class M shares of a fund also are offered to certain investment advisory firms on behalf of their high-net-worth and related clients, provided that such firms are approved by BNY Mellon Wealth Management and invest in the fund through an omnibus account (Investment Advisory Firms). Investment Advisory Firms are subject to a minimum initial investment requirement of $1 million. Class M shares owned by clients of Investment Advisory Firms will be held in omnibus accounts in the name of the Investment Advisory Firms. Records relating to the client accounts of Investment Advisory Firms generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates. Class M shares of each fund, except for BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large-Cap Multi-Strategy Fund, BNY Mellon Asset Allocation Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, also are offered to unaffiliated investment companies approved by BNY Mellon Wealth Management.  In addition, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as "sweep vehicles" for cash held in Qualified Accounts. Any such investments must be in the respective fund's Class M shares.

Investor shares are generally offered only to Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, and to individuals, corporations, partnerships and other entities that are not Wealth Management Clients and that receive a transfer of fund shares from a Wealth Management Client (collectively, Individual Clients), except that Individual Clients of a fund on July 10, 2001 will continue to be eligible to purchase Class M shares of that fund for their then existing accounts. Fund shares owned by Individual Clients will be held in separate accounts (Individual Accounts). Investor shares may also be offered to brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, each a division of MBSC Securities Corporation (BNY Mellon Wealth Brokerage Clients). Fund shares owned by BNY Mellon Wealth Brokerage Clients also will be held in separate accounts (BNY Mellon Wealth Brokerage Accounts). In addition, Investor shares may be offered to certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by BNY Mellon Wealth Management to invest in a fund, that are not Wealth Management Clients and that are serviced by an administrator or recordkeeper with which Dreyfus or certain of its affiliates have entered into an agreement (Qualified Employee Benefit Plans). Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor (Qualified Employee Benefit Plan Accounts) and records relating to these accounts generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates.

Wealth Management Clients may transfer Class M shares from a BNY Mellon Fund Account to other existing Wealth Management Clients for their BNY Mellon Fund Accounts. Wealth Management Clients also may transfer shares from a BNY Mellon Fund Account to an Individual Account or a BNY Mellon Wealth Brokerage Account. Before any such transfer (other than a transfer to Individual Clients of a fund as of July 10, 2001 for their then-existing accounts), the Wealth Management Client's Class M shares will be converted into Investor shares of equivalent value (at the time of conversion) and, accordingly, the Individual Client or BNY Mellon Wealth Brokerage Client will receive Investor shares. Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares may do so only by establishing Individual Accounts or BNY Mellon Wealth Brokerage Accounts, and their Class M shares generally will be converted into Investor shares. The conversion of such shareholder's Class M shares into Investor shares will be at the equivalent net asset value of each class at the time of the conversion. Individual Clients and BNY Mellon Wealth Brokerage Clients in the Investor class of a fund who make subsequent investments in that fund will receive Investor shares of that fund. Holders of Investor shares of a fund at the time they become Wealth Management Clients (Converting Investor Shareholders) generally may request to have their Investor shares converted into Class M shares of the fund. The conversion of such shareholder's Investor shares into Class M shares will be at the equivalent net asset value of each class at the time of the conversion. Converting Investor Shareholders in Class M shares of a fund who make subsequent investments in that fund will receive Class M shares of that fund. See the SAI for more information.

You pay no sales charges to invest in either share class of any fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, and as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) for each fund other than BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, on days the NYSE is open for regular business. Each of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Equity investments are valued on the basis of market quotations or official closing prices. Investments in debt securities generally are valued by one or more independent pricing services approved by the Trust's board or on the basis of market quotations. The pricing service's procedures are reviewed under the general supervision of the board. If market quotations or official closing prices or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the Trust's board. Fair value of investments may be determined by the Trust's board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Forward currency contracts will be valued at the forward rate obtained from an independent pricing service approved by the Trust's board.

Investments in money market securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, such securities are valued at their acquisition cost and adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for money market funds, such as BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund, to be able to price their shares at $1.00 per share.

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors will not be able to purchase or sell (redeem) fund shares. The effect on NAV may be more pronounced for BNY Mellon Emerging Markets Fund, BNY Mellon International Fund and BNY Mellon International Equity Income Fund, which invest primarily in foreign securities.

Investments in foreign securities, small-capitalization equity securities, certain municipal bonds and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to a fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of a fund's NAV by short-term traders. While the funds have a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see "Shareholder Guide — General Policies" for further information about the funds' frequent trading policy.

Because BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon National Municipal Money Market Fund seek tax-exempt income, they are not recommended for purchase by qualified retirement plans or other tax-advantaged accounts.

170

Selling Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds (or selling the shares in the case of the money market funds) for up to eight business days following the purchase of those shares

• the fund will not honor redemption checks or process wire, telephone or TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Purchases, Redemptions and Exchanges Through BNY Mellon Fund Accounts and BNY Mellon Wealth Brokerage Accounts

Persons who hold fund shares through BNY Mellon Fund Accounts or BNY Mellon Wealth Brokerage Accounts should contact their account officer or financial advisor, respectively, for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Purchases, Redemptions and Exchanges Through Qualified Employee Benefit Plan Accounts

Persons who hold fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator for information concerning purchasing, selling (redeeming), and exchanging fund shares. The policies and fees applicable to these accounts may differ from those described in this prospectus, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Purchases, Redemptions and Exchanges Through Investment Advisory Firms

Clients of Investment Advisory Firms that purchase fund shares on behalf of their high-net-worth and related clients may not maintain accounts directly with the fund and should contact their financial advisor directly for information concerning purchasing, selling (redeeming), and exchanging fund shares. Investment Advisory Firms may impose policies, limitations (including with respect to buying, selling and exchanging fund shares) and fees on their clients that are different from those described in this prospectus.

Purchases and Redemptions Through Individual Accounts

Purchasing shares

Individual Accounts generally may be opened only by the transfer of fund shares from a BNY Mellon Fund Account, by Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares, or by exchange from Individual Accounts holding other BNY Mellon funds as described below under "Individual Account Services and Policies – Exchange Privilege." The minimum initial investment in a fund through an Individual Account is $10,000, and the minimum for subsequent investments is $100. You may purchase additional shares for an Individual Account by mail, wire, electronic check or TeleTransfer, or automatically.

Mail. To purchase additional shares by mail, fill out an investment slip and send the slip and a check with your account number written on it to:

Name of Fund

BNY Mellon Funds

P.O. Box 9879, Providence, RI 02940-8079

Make checks payable to: BNY Mellon Funds.

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-DREYFUS (inside the U.S. only) for more information.

TeleTransfer. To purchase additional shares through TeleTransfer call 1-800-DREYFUS (inside the U.S. only) to request your transaction.

Automatically. Call us at 1-800-DREYFUS (inside the U.S. only) to request a form to add any automatic investing service. Complete and return the forms along with any other required materials. These services are available only for holders of Individual Accounts. See "Individual Account Services and Policies."

IRAs. For information on how to purchase additional shares for IRA accounts, call 1-800-DREYFUS (inside the U.S. only), consult your financial representative, or refer to the SAI.

Selling (redeeming) shares

You may sell (redeem) shares in writing, or by telephone, wire or TeleTransfer, or automatically.

Written sell orders. Some circumstances require written sell orders along with medallion signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be medallion signature guaranteed.

A medallion signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your medallion signature guarantee will be processed correctly.

In writing or by check. You may sell (redeem) shares by writing a letter of instruction and, for the funds specified below under "Individual Account Services and Policies — Checkwriting Privilege" only, by writing a redemption check. The letter of instruction or redemption check should include the following information:

•  your name(s) and signatures(s)

•  your account number

•  the fund name

•  the share class

•  the dollar amount you want to sell

•  how and where to send the proceeds

Obtain a medallion signature guarantee or other documentation, if required. Mail your request to:

BNY Mellon Funds

P.O. Box 55268

Boston, Massachusetts 02205-5268

Telephone. Unless you have declined telephone privileges on your account application, you may also redeem your shares by telephone (maximum $250,000 per day) by calling 1-800-DREYFUS (inside the U.S. only). A check will be mailed to your address of record.

Wire or TeleTransfer. To sell (redeem) shares by wire or TeleTransfer (minimum $1,000 and $500, respectively), call 1-800-DREYFUS (inside the U.S. only) to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by wire for wire redemptions and by electronic check for TeleTransfer redemptions.

IRAs. For information on how to sell (redeem) shares held in IRA accounts, call 1-800-DREYFUS (inside the U.S. only), consult your financial representative, or refer to the SAI.

Individual Account Services and Policies

The services and privileges described in this section are available only to holders of Individual Accounts.

Automatic services. Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-DREYFUS (inside the U.S. only).

Automatic Asset Builder permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Payroll Savings Plan permits you to purchase fund shares (minimum $100 per transaction) automatically through a payroll deduction.

Government Direct Deposit permits you to purchase shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dividend Sweep permits you to automatically reinvest dividends and distributions from one BNY Mellon fund into another (not available for IRAs).

Auto-Exchange Privilege permits you to exchange your shares from one BNY Mellon fund into another.

Automatic Withdrawal Plan permits you to make withdrawals (minimum $50) on a monthly or quarterly basis, provided your account balance is at least $5,000.

Checkwriting Privilege. (Fixed-Income Funds and Money Market Funds only). Holders of Individual Accounts in BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may sell (redeem) shares by check. You may write redemption checks against your fund account in amounts of $500 or more. These checks are free. However, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange Privilege. You generally can exchange shares of a class of a BNY Mellon fund worth $500 or more into shares of the same class of any other BNY Mellon fund. However, each fund account, including those established through exchanges, must meet the minimum account balance requirement of $10,000. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges. Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day.

General Policies

Unless you decline teleservice privileges on your application, the funds' transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the funds' transfer agent takes reasonable measures to confirm that instructions are genuine.

The funds (other than the money market funds) are designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the investment adviser and the Trust's board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. The investment adviser and the funds will not enter into arrangements with any person or group to permit frequent trading.

Each fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

• refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser's view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

The investment adviser monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, the investment adviser evaluates trading activity in the account for evidence of frequent trading. The investment adviser considers the investor's trading history in other accounts under common ownership or control, in funds in the Dreyfus Family of Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while the investment adviser seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, the investment adviser seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If the investment adviser concludes the account is likely to engage in frequent trading, the investment adviser may cancel or revoke the purchase or exchange on the following business day. The investment adviser may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, the investment adviser may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

The funds' shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The investment adviser's ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide the investment adviser, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If the investment adviser determines that any such investor has engaged in frequent trading of fund shares, the investment adviser may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund's policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent a fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent a fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the funds' frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although the investment adviser discourages excessive trading and other abusive trading practices, BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund (collectively, Money Market Funds) have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of shares of the Money Market Funds. The investment adviser also believes that money market funds, such as the Money Market Funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a Money Market Fund's shares could increase the Money Market Fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the Money Market Fund's portfolio, which could detract from the Money Market Fund's performance. Accordingly, each Money Market Fund reserves the right to refuse any purchase or exchange request.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund usually pays its shareholders dividend, if any, from its net investment income as follows:

Fund	Dividend Payment Frequency
BNY Mellon Large Cap Stock Fund	Monthly
BNY Mellon Large Cap Market Opportunities Fund	Annually
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Annually
BNY Mellon Income Stock Fund	Monthly
BNY Mellon Mid Cap Multi-Strategy Fund	Annually
BNY Mellon Small Cap Multi-Strategy Fund	Annually
BNY Mellon U.S. Core Equity 130/30 Fund	Annually
BNY Mellon Focused Equity Opportunities Fund	Annually
BNY Mellon Small/Mid Cap Fund	Annually
BNY Mellon International Fund	Annually
BNY Mellon International Appreciation Fund	Annually
BNY Mellon International Equity Income Fund	Quarterly
BNY Mellon Emerging Markets Fund	Annually
BNY Mellon Bond Fund	Monthly
BNY Mellon Intermediate Bond Fund	Monthly
BNY Mellon Corporate Bond Fund	Monthly
BNY Mellon Intermediate U.S. Government Fund	Monthly
BNY Mellon Short-Term U.S. Government Securities Fund	Monthly
BNY Mellon National Intermediate Municipal Bond Fund	Monthly
BNY Mellon National Short-Term Municipal Bond Fund	Monthly
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Monthly
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Monthly
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Monthly
BNY Mellon Municipal Opportunities Fund	Monthly
BNY Mellon Asset Allocation Fund	Monthly
BNY Mellon Money Market Fund	Monthly
BNY Mellon National Municipal Money Market Fund	Monthly

Each fund generally distributes any net capital gains it has realized once a year.

Each share class will generate a different dividend because each has different expenses. For Individual Accounts, dividends and other distributions will be reinvested in fund shares unless you instruct the fund otherwise. For information on reinvestment of dividends and other distributions on BNY Mellon Fund Accounts, contact your account officer, and for such information on BNY Mellon Wealth Brokerage Accounts or client accounts of Investment Advisory Firms, contact your financial advisor. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by a fund (except to the extent attributable to tax-exempt income) are subject to federal income tax, and may also be subject to state or local taxes in the calendar year earned, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from certain U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund anticipate that virtually all dividends paid by the fund to you will be exempt from federal and, as to the relevant fund, Pennsylvania, Massachusetts and New York, respectively, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Pennsylvania, Massachusetts and New York personal income tax purposes, distributions derived from interest on municipal securities of Pennsylvania, Massachusetts and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania, Massachusetts and New York state personal income taxes, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Financial Highlights

These financial highlights describe the performance of each fund's Class M and Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Except as noted below, these financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose reports, along with the funds' financial statements, are included in the annual reports, which are available upon request. BNY Mellon International Appreciation Fund, BNY Mellon Intermediate U.S. Government Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund changed their fiscal year end to August 31 from December 31, and the financial highlights for the fiscal years ended August 31, 2012, August 31, 2011 and August 31, 2010, the eight-month period ended August 31, 2009 and the fiscal year ended December 31, 2008 were audited by KPMG LLP. The financial highlights of these funds for the fiscal year ended December 31, 2007 were audited by another independent registered public accounting firm.

BNY Mellon Large Cap Stock Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	8.14	7.16	6.77	8.77	11.56
Investment Operations:
Investment income—net[a]	.08	.09	.06	.09	.11
Net realized and unrealized
gain (loss) on investments	1.03	.98	.39	(1.91)	(1.05)
Total from Investment Operations	1.11	1.07	.45	(1.82)	(.94)
Distributions:
Dividends from investment income--net	(.08)	(.09)	(.06)	(.09)	(.12)
Dividends from net realized gain on investments	-	-	-	(.09)	(1.73)
Total Distributions	(.08)	(.09)	(.06)	(.18)	(1.85)
Net asset value, end of period	9.17	8.14	7.16	6.77	8.77
Total Return (%)	13.73	14.86	6.62	(20.39)	(9.95)
Ratios/Supplemental Data(%):
Ratio of total expenses to average net assets	.81	.80	.80	.81	.80
Ratio of net expenses to average net assets	.81	.80	.80	.81	.80
Ratio of net investment income to average net assets	.95	.98	.81	1.51	1.15
Portfolio Turnover Rate	76.82	86.71	71.61	109.39	56.13
Net Assets, end of period ($ x 1,000)	971,849	1,093,037	1,178,235	1,449,565	1,750,688
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon Large Cap Stock Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	8.15	7.16	6.78	8.78	11.58
Investment Operations:
Investment income—net[a]	.06	.06	.04	.08	.09
Net realized and unrealized
gain (loss) on investments	1.02	1.00	.38	(1.91)	(1.07)
Total from Investment Operations	1.08	1.06	.42	(1.83)	(.98)
Distributions:
Dividends from investment income—net	(.06)	(.07)	(.04)	(.08)	(.09)
Dividends from net realized gain on investments	-	-	-	(.09)	(1.73)
Total Distributions	(.06)	(.07)	(.04)	(.17)	(1.82)
Net asset value, end of period	9.17	8.15	7.16	6.78	8.78
Total Return (%)	13.33	14.78	6.21	(20.56)	(10.26)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.05	1.05	1.06	1.05
Ratio of net expenses to average net assets	1.06	1.05	1.05	1.06	1.05
Ratio of net investment income to average net assets	.71	.68	.56	1.25	.89
Portfolio Turnover Rate	76.82	86.71	71.61	109.39	56.13
Net Assets, end of period ($ x 1,000)	12,344	12,986	7,473	8,274	9,829
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon Large Cap Market Opportunities Fund
	Class M Shares			Investor Shares
			Year Ended August 31,
	2012	2011	2010[a]	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	11.00	9.48	10.00	10.98	9.48	10.00
Investment Operations:
Investment income — net[b]	.06	.02	.00[c]	.13	.00[c]	.00[c]
Net realized and unrealized
gain (loss) on investments	1.13	1.55	(.52)	1.14	1.54	(.52)
Total from Investment Operations	1.19	1.57	(.52)	1.27	1.54	(.52)
Distributions:
Dividends from investment income—net	(.03)	(.02)	-	-	(.01)	-
Dividends from net realized gain on investments	-	(.03)	-	-	(.03)	-
Total distributions	(.03)	(.05)	-	-	(.04)	-
Net asset value, end of period	12.16	11.00	9.48	12.25	10.98	9.48
Total Return (%)	10.89	16.48	(5.20)[d]	11.57	16.16	(5.20)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.78	.94	15.54[f]	1.02	1.24	9.38[f]
Ratio of net expenses to average net assets[e]	.78	.75	.98[f]	1.02	1.00	1.23[f]
Ratio of net investment income to average net assets[e]	.55	.21	.48[f]	.95	.03	.16[f]
Portfolio Turnover Rate	43.61	22.06	2.12[d]	43.61	22.06	2.12[d]
Net Assets, end of period ($ x 1,000)	152,458	117,994	5,074	28	11	9
[a]From July 30, 2010 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized. [e]Amount does not include the activity of the underlying funds. [f]Annualized.

Financial Highlights (cont’d)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
	Class M Shares			Investor Shares
	Year Ended August 31,
	2012	2011	2010[a]	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	11.14	9.52	10.00	11.04	9.52	10.00
Investment Operations:
Investment income — net[b]	.09	.06	.01	.06	.03	.01
Net realized and unrealized
gain (loss) on investments	1.32	1.61	(.49)	1.31	1.54	(.49)
Total from Investment Operations	1.41	1.67	(.48)	1.37	1.57	(.48)
Distributions:
Dividends from investment income—net	(.05)	(.02)	-	-	(.02)	-
Dividends from net realized gain on investments	-	(.03)	-	-	(.03)	-
Total distributions	(.05)	(.05)	-	-	(.05)	-
Net asset value, end of period	12.50	11.14	9.52	12.41	11.04	9.52
Total Return (%)	12.75	17.54	(4.80)[c]	12.51	16.31	(4.80)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.87	1.28	8.12[e]	1.11	1.77	5.88[e]
Ratio of net expenses to average net assets[d]	.87	.88	.99[e]	1.11	1.13	1.24[e]
Ratio of net investment income to average net assets[d]	.78	.51	.91[e]	.46	.26	.65[e]
Portfolio Turnover Rate	32.62	29.24	1.53[c]	32.62	29.24	1.53[c]
Net Assets, end of period ($ x 1,000)	123,250	75,326	10,337	12	11	10
[a]From July 30, 2010 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Amount does not include the activity of the underlying funds. [e]Annualized.

Financial Highlights (cont’d)

BNY Mellon Income Stock Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	6.28	5.49	5.39	7.22	10.61
Investment Operations:
Investment income—net[a]	.21	.17	.09	.12	.16
Net realized and unrealized
gain (loss) on investments	.70	.79	.10	(1.35)	(1.35)
Total from Investment Operations	.91	.96	.19	(1.23)	(1.19)
Distributions:
Dividends from investment income--net	(.20)	(.17)	(.09)	(.13)	(.16)
Dividends from net realized gain on investments	-	-	-	(.47)	(2.04)
Total Distributions	(.20)	(.17)	(.09)	(.60)	(2.20)
Net asset value, end of period	6.99	6.28	5.49	5.39	7.22
Total Return (%)	14.80	17.41	3.44	(15.73)	(13.79)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.86	.86	.87	.84
Ratio of net expenses to average net assets	.82	.86	.86	.87	.84
Ratio of net investment income to average net assets	3.17	2.71	1.55	2.47	1.87
Portfolio Turnover Rate	35.60	72.27	66.78	65.88	33.02
Net Assets, end of period ($ x 1,000)	541,604	204,785	90,645	126,763	199,367
[a]Based on average shares outstanding at each month end.

BNY Mellon Income Stock Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	6.33	5.54	5.44	7.27	10.67
Investment Operations:
Investment income—net[a]	.19	.15	.08	.11	.14
Net realized and unrealized
gain (loss) on investments	.71	.80	.10	(1.35)	(1.36)
Total from Investment Operations	.90	.95	.18	(1.24)	(1.22)
Distributions:
Dividends from investment income--net	(.19)	(.16)	(.08)	(.12)	(.14)
Dividends from net realized gain on investments	-	-	-	(.47)	(2.04)
Total Distributions	(.19)	(.16)	(.08)	(.59)	(2.18)
Net asset value, end of period	7.04	6.33	5.54	5.44	7.27
Total Return (%)	14.45	17.02	3.19	(15.84)	(14.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.12	1.11	1.12	1.09
Ratio of net expenses to average net assets	1.06	1.12	1.11	1.12	1.09
Ratio of net investment income to average net assets	2.91	2.32	1.29	2.19	1.62
Portfolio Turnover Rate	35.60	72.27	66.78	65.88	33.02
Net Assets, end of period ($ x 1,000)	1,235	1,056	988	1,045	1,407
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon Mid Cap Multi-Strategy Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.41	9.31	8.64	11.11	14.19
Investment Operations:
Investment income (loss)—net[a]	.01	(.00)[b]	.05	.07	.03
Net realized and unrealized
gain (loss) on investments	.60	2.10	.68	(2.46)	(.53)
Total from Investment Operations	.61	2.10	.73	(2.39)	(.50)
Distributions:
Dividends from investment income--net	(.04)	(.00)[b]	(.06)	(.06)	(.04)
Dividends from net realized gain on investments	(.33)	-	-	(.02)	(2.54)
Total Distributions	(.37)	(.00)[b]	(.06)	(.08)	(2.58)
Net asset value, end of period	11.65	11.41	9.31	8.64	11.11
Total Return (%)	5.66	22.59	8.49	(21.33)	(5.67)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.90	.90	.92	.90
Ratio of net expenses to average net assets	.90	.90	.90	.92	.90
Ratio of net investment income (loss) to average net assets	.09	(.01)	.53	.86	.28
Portfolio Turnover Rate	156.98	132.20	123.41	147.50	121.12
Net Assets, end of period ($ x 1,000)	1,188,324	1,280,742	1,162,906	1,185,376	1,540,821
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

BNY Mellon Mid Cap Multi-Strategy Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.29	9.24	8.57	11.00	14.07
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.03)	.03	.05	.00[b]
Net realized and unrealized
gain (loss) on investments	.60	2.08	.68	(2.43)	(.53)
Total from Investment Operations	.58	2.05	.71	(2.38)	(.53)
Distributions:
Dividends from investment income--net	(.02)	-	(.04)	(.03)	-
Dividends from net realized gain on investments	(.33)	-	-	(.02)	(2.54)
Total Distributions	(.35)	-	(.04)	(.05)	(2.54)
Net asset value, end of period	11.52	11.29	9.24	8.57	11.00
Total Return (%)	5.36	22.19	8.30	(21.51)	(5.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.15	1.15	1.17	1.15
Ratio of net expenses to average net assets	1.15	1.15	1.15	1.17	1.15
Ratio of net investment income (loss) to average net assets	(.16)	(.26)	.27	.63	.03
Portfolio Turnover Rate	156.98	132.20	123.41	147.50	121.12
Net Assets, end of period ($ x 1,000)	25,283	28,098	20,733	19,785	28,520
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon Small Cap Multi-Strategy Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.78	8.94	8.57	11.44	14.82
Investment Operations:
Investment income (loss) — net[a]	(.00)[b]	(.02)	.00[b]	.07	.03
Net realized and unrealized
gain (loss) on investments	1.05	1.86	.38	(2.85)	(1.15)
Total from Investment Operations	1.05	1.84	.38	(2.78)	(1.12)
Distributions:
Dividends from investment income – net	(.30)	-	(.01)	(.08)	-
Dividends from net realized gain on investments	-	-	-	(.01)	(2.26)
Total Distributions	(.30)	-	(.01)	(.09)	(2.26)
Net asset value, end of period	11.53	10.78	8.94	8.57	11.44
Total Return (%)	10.05	20.58	4.45	(24.11)	(9.07)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.01	1.00	1.03	1.01
Ratio of net expenses to average net assets	1.04	1.01	.98	.99	1.01
Ratio of net investment income (loss) to average net assets	(.01)	(.16)	.01	.88	.28
Portfolio Turnover Rate	148.75	161.05	183.41	159.78	132.19
Net Assets, end of period ($ x 1,000)	232,952	351,122	412,824	610,567	633,118
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

BNY Mellon Small Cap Multi-Strategy Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.49	8.72	8.36	11.11	14.50
Investment Operations:
Investment income (loss) — net[a]	(.03)	(.04)	(.02)	.05	00[b]
Net realized and unrealized
gain (loss) on investments	1.03	1.81	.38	(2.72)	(1.13)
Total from Investment Operations	1.00	1.77	.36	(2.67)	(1.13)
Distributions:
Dividends from investment income – net	(.28)	-	-	(.07)	-
Dividends from net realized gain on investments	-	-	-	(.01)	(2.26)
Total Distributions	(.28)	-	-	(.08)	(2.26)
Net asset value, end of period	11.21	10.49	8.72	8.36	11.11
Total Return (%)	9.76	20.30	4.31	(23.92)	(9.36)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29	1.26	1.25	1.28	1.26
Ratio of net expenses to average net assets	1.29	1.26	1.23	1.23	1.26
Ratio of net investment income (loss) to average net assets	(.26)	(.39)	(.24)	.61	.02
Portfolio Turnover Rate	148.75	161.05	183.41	159.78	132.19
Net Assets, end of period ($ x 1,000)	6,397	7,815	6,022	6,277	3,795
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon U.S. Core Equity 130/30 Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.83	9.81	9.07	11.39	12.64
Investment Operations:
Investment income — net[a]	.05	.06	.03	.07	.07
Net realized and unrealized
gain (loss) on investments	1.44	1.01	.74	(2.28)	(1.32)
Total from Investment Operations	1.49	1.07	.77	(2.21)	(1.25)
Distributions:
Dividends from investment income - net	(.06)	(.05)	(.03)	(.11)	-
Net asset value, end of period	12.26	10.83	9.81	9.07	11.39
Total Return (%)	13.86	10.86	8.53	(19.19)	(9.89)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.79	1.69	1.79	2.02	2.39[b]
Ratio of net expenses to average net assets	1.79	1.69	1.79	2.02	2.28[b]
Ratio of net investment income to average net assets	.42	.55	.26	.87	.58
Portfolio Turnover Rate	128.54	144.04	117.53	138.97	163.66
Net Assets, end of period ($ x 1,000)	276,640	327,778	186,137	80,952	180,803
[a]Based on average shares outstanding at each month end.
[b]Higher costs are due to borrowing costs associated with the 130/30 fund structure.

Financial Highlights (cont’d)

BNY Mellon U.S. Core Equity 130/30 Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.73	9.76	9.02	11.36	12.63
Investment Operations:
Investment income (loss) — net[a]	(.03)	.02	(.01)	.04	.02
Net realized and unrealized
gain (loss) on investments	1.52	.99	.75	(2.27)	(1.29)
Total from Investment Operations	1.49	1.01	.74	(2.23)	(1.27)
Distributions:
Dividends from investment income - net	(.00)[b]	(.04)	-	(.11)	-
Net asset value, end of period	12.22	10.73	9.76	9.02	11.36
Total Return (%)	13.93	10.34	8.20	(19.47)	(10.06)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81	1.97	2.09	2.25	2.81[c]
Ratio of net expenses to average net assets	1.81	1.97	2.09	2.25	2.71[c]
Ratio of net investment income (loss) to average net assets	(.32)	.20	(.08)	.56	.16
Portfolio Turnover Rate	128.54	144.04	117.53	138.97	163.66
Net Assets, end of period ($ x 1,000)	117	190	8	14	13
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share
[c]Higher costs are due to borrowing costs associated with the 130/30 fund structure.

Financial Highlights (cont’d)

BNY Mellon Focused Equity Opportunities Fund
	Class M Shares			Investor Shares
	Year Ended August 31,
	2012	2011	2010[a]	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	12.04	10.09	10.00	12.04	10.07	10.00
Investment Operations:
Investment income — net[b]	.08	.04	.06	.06	.00[c]	.02
Net realized and unrealized
gain on investments	1.01	1.96	.04	.99	1.99	.06
Total from Investment Operations	1.09	2.00	.10	1.05	1.99	.08
Distributions:
Dividends from investment income-net	(.02)	(.05)	(.01)	(.01)	(.02)	(.01)
Dividends from net realized gain on investments	(.03)	-	(.00)[c]	(.03)	-	(.00)[c]
Total Distributions	(.05)	(.05)	(.01)	(.04)	(.02)	(.01)
Net asset value, end of period	13.08	12.04	10.09	13.05	12.04	10.07
Total Return (%)	9.07	19.82	1.01[d]	8.73	19.80	.75[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87	.87	.98[e]	1.13	1.12	1.53[e]
Ratio of net expenses to average net assets	.87	.87	.89[e]	1.13	1.12	1.14[e]
Ratio of net investment income to average net assets	.62	.29	.59[e]	.52	.00[f]	.23[e]
Portfolio Turnover Rate	59.71	58.98	64.75[d]	59.71	58.98	64.75[d]
Net Assets, end of period ($ x 1,000)	467,903	425,016	238,332	203	26	13
[a]From September 30, 2009 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.
[f]Amount represents less than .01%.

Financial Highlights (cont’d)

BNY Mellon Small/Mid Cap Fund
	Class M Shares			Investor Shares
		Year Ended August 31,
	2012	2011	2010[a]	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.14	10.92	10.00	13.11	10.89	10.00
Investment Operations:
Investment income — net[b]	.05	.04	.01	.00 [c]	.01	.01
Net realized and unrealized
gain (loss) on investments	(.02)	2.31	.95	(.01)	2.30	.92
Total from Investment Operations	.03	2.35	.96	(.01)	2.31	.93
Distributions:
Dividends from investment income-net	(.18)	(.04)	(.01)	(.16)	-	(.01)
Dividends from net realized gain on investments	-	(.09)	(.03)	-	(.09)	(.03)
Total Distributions	(.18)	(.13)	(.04)	(.16)	(.09)	(.04)
Net asset value, end of period	12.99	13.14	10.92	12.94	13.11	10.89
Total Return (%)	.34	21.41	9.65[d]	.08	21.14	9.34[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.92	1.07[e]	1.17	1.20	2.35[e]
Ratio of net expenses to average net assets	.92	.92	.92[e]	1.17	1.20	1.20[e]
Ratio of net investment income to average net assets	.38	.29	.06[e]	.04	.06	.08[e]
Portfolio Turnover Rate	149.30	107.81	109.25[d]	149.30	107.81	109.25[d]
Net Assets, end of period ($ x 1,000)	526,484	510,512	222,034	957	507	16
[a]From September 30, 2009 (commencement of operations) to August 31, 2010.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

BNY Mellon International Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	9.94	9.38	10.12	12.11	17.56
Investment Operations:
Investment income—net[a]	.22	.22	.18	.22	.33
Net realized and unrealized
gain (loss) on investments	(.54)	.55	(.67)	(1.54)	(3.14)
Total from Investment Operations	(.32)	.77	(.49)	(1.32)	(2.81)
Distributions:
Dividends from investment income—net	(.33)	(.21)	(.25)	(.41)	(.29)
Dividends from net realized gain on investments	-	-	-	(.26)	(2.35)
Total Distributions	(.33)	(.21)	(.25)	(.67)	(2.64)
Net asset value, end of period	9.29	9.94	9.38	10.12	12.11
Total Return (%)	(2.98)	8.05	(5.07)	(9.95)	(18.61)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.02	1.09	1.14	1.10
Ratio of net expenses to average net assets	1.04	1.02	1.09	1.03	1.06
Ratio of net investment income to average net assets	2.35	2.07	1.79	2.52	2.22
Portfolio Turnover Rate	44.62	57.38	67.16	102.83	78.35
Net Assets, end of period ($ x 1,000)	549,601	879,450	996,647	1,247,441	2,002,307
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon International Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.51	9.92	10.69	12.70	18.29
Investment Operations:
Investment income—net[a]	.18	.21	.16	.20	.28
Net realized and unrealized
gain (loss) on investments	(.54)	.56	(.70)	(1.60)	(3.26)
Total from Investment Operations	(.36)	.77	(.54)	(1.40)	(2.98)
Distributions:
Dividends from investment income--net	(.31)	(.18)	(.23)	(.35)	(.26)
Dividends from net realized gain on investments	-	-	-	(.26)	(2.35)
Total Distributions	(.31)	(.18)	(.23)	(.61)	(2.61)
Net asset value, end of period	9.84	10.51	9.92	10.69	12.70
Total Return (%)	(3.20)	7.67	(5.26)	(10.11)	(18.87)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29	1.27	1.34	1.38	1.35
Ratio of net expenses to average net assets	1.29	1.27	1.34	1.28	1.32
Ratio of net investment income to average net assets	1.85	1.79	1.46	2.27	1.82
Portfolio Turnover Rate	44.62	57.38	67.16	102.83	78.35
Net Assets, end of period ($ x 1,000)	4,116	6,157	4,319	5,099	6,627
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon Emerging Markets Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.65	10.02	8.71	16.89	24.42
Investment Operations:
Investment income—net[a]	.12	.14	.08	.14	.23
Net realized and unrealized
gain (loss) on investments	(1.16)	.54	1.31	(3.58)	(1.45)
Total from Investment Operations	(1.04)	.68	1.39	(3.44)	(1.22)
Distributions:
Dividends from investment income--net	(.11)	(.05)	(.08)	(.42)	(.21)
Dividends from net realized gain on investments	(.31)	-	-	(4.32)	(6.10)
Total Distributions	(.42)	(.05)	(.08)	(4.74)	(6.31)
Net asset value, end of period	9.19	10.65	10.02	8.71	16.89
Total Return (%)	(9.55)	6.77	15.92	(6.07)	(9.11)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.40	1.41	1.54	1.64	1.53
Ratio of net expenses to average net assets	1.40	1.41	1.54	1.64	1.52
Ratio of net investment income to average net assets	1.21	1.20	.85	1.76	1.11
Portfolio Turnover Rate	67.21	77.45	76.34	119.72	63.60
Net Assets, end of period ($ x 1,000)	2,138,311	2,352,233	1,796,274	1,097,296	1,141,146
[a]Based on average shares outstanding at each month end.

BNY Mellon Emerging Markets Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.91	10.27	8.94	17.05	24.60
Investment Operations:
Investment income—net[a]	.09	.13	.06	.11	.20
Net realized and unrealized
gain (loss) on investments	(1.19)	.55	1.33	(3.55)	(1.50)
Total from Investment Operations	(1.10)	.68	1.39	(3.44)	(1.30)
Distributions:
Dividends from investment income--net	(.09)	(.04)	(.06)	(.35)	(.15)
Dividends from net realized gain on investments	(.31)	-	-	(4.32)	(6.10)
Total Distributions	(.40)	(.04)	(.06)	(4.67)	(6.25)
Net asset value, end of period	9.41	10.91	10.27	8.94	17.05
Total Return (%)	(9.86)	6.59	15.56	(6.32)	(9.29)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65	1.67	1.77	1.91	1.78
Ratio of net expenses to average net assets	1.65	1.67	1.77	1.91	1.78
Ratio of net investment income to average net assets	.87	1.10	.54	1.32	.96
Portfolio Turnover Rate	67.21	77.45	76.34	119.72	63.60
Net Assets, end of period ($ x 1,000)	16,326	22,027	7,091	4,476	7,187
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon International Appreciation Fund
	Year Ended August 31,			Eight Months Ended August 31,	Year Ended December 31,
Class M Shares†	2012	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.31	10.54	11.35	9.40	16.58	15.46
Investment Operations:
Investment income—net[b]	.28	.36	.26	.23	.45	.41
Net realized and unrealized
gain (loss) on investments	(.39)	.68	(.73)	1.73	(7.17)	1.10
Total from Investment Operations	(.11)	1.04	(.47)	1.96	(6.72)	1.51
Distributions:
Dividends from investment income--net	(.40)	(.27)	(.34)	(.01)	(.46)	(.39)
Net asset value, end of period	10.80	11.31	10.54	11.35	9.40	16.58
Total Return (%)	(.55)	9.75	(4.35)	20.93[c]	(41.12)	9.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.70	.68	.70[d]	.70	.69
Ratio of net expenses to average net assets	.83	.70	.66	.66[d]	.67	.69
Ratio of net investment income to average net assets	2.66	2.94	2.29	3.80[d]	3.32	2.45
Portfolio Turnover Rate	1.49	9.39	2.71	2.63[c]	10.62	11
Net Assets, end of period ($ x 1,000)	119,730	198,122	218,067	256,140	267,393	545,392
†Represents information for Institutional shares of the fund's predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

Financial Highlights (cont’d)

BNY Mellon International Appreciation Fund
	Year Ended August 31,			Eight Months Ended August 31,	Year Ended December 31,
Investor Shares†	2012	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.19	10.43	11.24	9.31	16.37	15.27
Investment Operations:
Investment income—net[b]	.27	.33	.23	.22	.40	.36
Net realized and unrealized
gain (loss) on investments	(.41)	.67	(.72)	1.71	(7.06)	1.09
Total from Investment Operations	(.14)	1.00	(.49)	1.93	(6.66)	1.45
Distributions:
Dividends from investment income--net	(.37)	(.24)	(.32)	-	(.40)	(.35)
Net asset value, end of period	10.68	11.19	10.43	11.24	9.31	16.37
Total Return (%)	(.85)	9.50	(4.60)	20.73[c]	(41.21)	9.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	.95	.93	.95[d]	.95	.94
Ratio of net expenses to average net assets	1.09	.95	.90	.91[d]	.92	.94
Ratio of net investment income to average net assets	2.52	2.75	2.08	3.56[d]	3.02	2.20
Portfolio Turnover Rate	1.49	9.39	2.71	2.63[c]	10.62	11
Net Assets, end of period ($ x 1,000)	4,302	4,019	3,462	4,171	3,179	5,623
†Represents information for Class A shares of the fund's predecessor, BNY Hamilton International Equity Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

Financial Highlights (cont’d)

BNY Mellon International Equity Income Fund
	Class M Shares	Investor Shares
	Period Ended August 31,
	2012[a]	2012[a]
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50
Investment Operations:
Investment income — net[b]	.65	.65
Net realized and unrealized
gain (loss) on investments	(.02)	(.04)
Total from Investment Operations	.63	.61
Distributions:
Dividends from investment income—net	(.26)	(.23)
Net asset value, end of period	12.87	12.88
Total Return (%)[c]	5.28	5.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.62	2.10
Ratio of net expenses to average net assets[d]	1.20	1.45
Ratio of net investment income to average net assets[d]	7.38	7.14
Portfolio Turnover Rate[c]	95.27	95.27
Net Assets, end of period ($ x 1,000)	81,034	10
[a]From December 15, 2011 (commencement of operations) to August 31, 2012.
[b]Based on average shares outstanding at each month end. [c]Not annualized. [d]Annualized.

Financial Highlights (cont’d)

BNY Mellon Bond Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.38	13.36	12.90	12.38	12.24
Investment Operations:
Investment income—net[a]	.38	.39	.43	.52	.60
Net realized and unrealized
gain on investments	.42	.14	.56	.56	.15
Total from Investment Operations	.80	.53	.99	1.08	.75
Distributions:
Dividends from investment income--net	(.44)	(.49)	(.53)	(.56)	(.61)
Dividends from net realized gain on investments	(.03)	(.02)	-	-	-
Total Distributions	(.47)	(.51)	(.53)	(.56)	(.61)
Net asset value, end of period	13.71	13.38	13.36	12.90	12.38
Total Return (%)	6.05	4.06	7.84	8.95	6.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.55	.55	.56	.55
Ratio of net expenses to average net assets	.55	.55	.55	.56	.55
Ratio of net investment income to average net assets	2.80	2.98	3.29	4.15	4.78
Portfolio Turnover Rate	76.43	86.75[b]	99.66	62.19	60.76
Net Assets, end of period ($ x 1,000)	1,326,472	1,353,593	1,455,913	1,340,824	995,421
[a]Based on average shares outstanding at each month end.
[b]The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended August 31, 2011 was 79.13%.

BNY Mellon Bond Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.35	13.34	12.88	12.36	12.21
Investment Operations:
Investment income—net[a]	.34	.35	.39	.50	.56
Net realized and unrealized
gain on investments	.43	.13	.57	.54	.16
Total from Investment Operations	.77	.48	.96	1.04	.72
Distributions:
Dividends from investment income--net	(.40)	(.45)	(.50)	(.52)	(.57)
Dividends from net realized gain on investments	(.03)	(.02)	-	-	-
Total Distributions	(.43)	(.47)	(.50)	(.52)	(.57)
Net asset value, end of period	13.69	13.35	13.34	12.88	12.36
Total Return (%)	5.87	3.72	7.60	8.74	5.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.80	.81	.81	.80
Ratio of net expenses to average net assets	.80	.80	.81	.81	.80
Ratio of net investment income to average net assets	2.55	2.73	3.03	3.88	4.52
Portfolio Turnover Rate	76.43	86.75[b]	99.66	62.19	60.76
Net Assets, end of period ($ x 1,000)	9,240	11,083	12,971	6,696	3,472
[a]Based on average shares outstanding at each month end.
[b]The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended August 31, 2011 was 79.13%.

Financial Highlights (cont’d)

BNY Mellon Intermediate Bond Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.09	13.15	12.81	12.37	12.19
Investment Operations:
Investment income—net[a]	.29	.32	.35	.46	.55
Net realized and unrealized
gain on investments	.25	.04	.47	.50	.21
Total from Investment Operations	.54	.36	.82	.96	.76
Distributions:
Dividends from investment income--net	(.37)	(.42)	(.48)	(.52)	(.58)
Dividends from net realized gain on investments	(.00)[b]	-	-	-	-
Total Distributions	(.37)	(.42)	(.48)	(.52)	(.58)
Net asset value, end of period	13.26	13.09	13.15	12.81	12.37
Total Return (%)	4.18	2.84	6.52	8.07	6.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.55	.55	.56	.55
Ratio of net expenses to average net assets	.55	.55	.55	.56	.55
Ratio of net investment income to average net assets	2.23	2.42	2.72	3.75	4.43
Portfolio Turnover Rate	39.00	45.15	44.58	53.05	53.28
Net Assets, end of period ($ x 1,000)	957,778	980,237	988,555	856,808	785,841
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

BNY Mellon Intermediate Bond Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.09	13.15	12.81	12.36	12.19
Investment Operations:
Investment income—net[a]	.26	.29	.31	.43	.53
Net realized and unrealized
gain on investments	.24	.04	.48	.51	.18
Total from Investment Operations	.50	.33	.79	.94	.71
Distributions:
Dividends from investment income--net	(.33)	(.39)	(.45)	(.49)	(.54)
Dividends from net realized gain on investments	(.00)[b]	-	-	-	-
Total Distributions	(.33)	(.39)	(.45)	(.49)	(.54)
Net asset value, end of period	13.26	13.09	13.15	12.81	12.36
Total Return (%)	3.91	2.57	6.26	7.78	5.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.80	.81	.81	.80
Ratio of net expenses to average net assets	.81	.80	.81	.81	.80
Ratio of net investment income to average net assets	1.98	2.18	2.44	3.48	4.19
Portfolio Turnover Rate	39.00	45.15	44.58	53.05	53.28
Net Assets, end of period ($ x 1,000)	5,012	4,260	4,768	2,740	1,616
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon Corporate Bond Fund
	Class M Shares	Investor Shares
	Period Ended August 31,
	2012[a]	2012[a]
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50
Investment Operations:
Investment income — net[b]	.12	.07
Net realized and unrealized
gain on investments	.43	.46
Total from Investment Operations	.55	.53
Distributions:
Dividends from investment income—net	(.14)	(.12)
Dividends from net realized gain on investments	12.91	12.91
Total distributions
Net asset value, end of period
Total Return (%)[c]	4.40	4.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.70	1.12
Ratio of net expenses to average net assets[d]	.60	.85
Ratio of net investment income to average net assets[d]	2.25	1.67
Portfolio Turnover Rate [c]	34.08	34.08
Net Assets, end of period ($ x 1,000)	312,231	40
[a]From March 2, 2012 (commencement of operations) to August 31, 2012.
[b]Based on average shares outstanding at each month end.
[c]Not annualized. d Annualized.

Financial Highlights (cont’d)

BNY Mellon Intermediate U.S. Government Fund
	Year Ended August 31,			Eight Months Ended August 31,	Year Ended December 31,
Class M Shares†	2012	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	10.27	10.30	10.27	10.43	9.99	9.81
Investment Operations:
Investment income—net[b]	.08	.16	.17	.14	.42	.42
Net realized and unrealized
gain (loss) on investments	.17	.10	.33	(.10)	.39	.23
Total from Investment Operations	.25	.26	.50	.04	.81	.65
Distributions:
Dividends from investment income--net	(.19)	(.28)	(.32)	(.20)	(.37)	(.47)
Dividends from net realized gain on investments	-	(.01)	(.15)	(.00)[c]	-	-
Total Distributions	(.19)	(.29)	(.47)	(.20)	(.37)	(.47)
Net asset value, end of period	10.33	10.27	10.30	10.27	10.43	9.99
Total Return (%)	2.43	2.59	5.03	.41[d]	8.31	6.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.79	.74	.78[e]	.76	.77
Ratio of net expenses to average net assets	.82	.78	.65	.65[e]	.65	.65
Ratio of net investment income to average net assets	.78	1.56	1.71	2.08[e]	4.12	4.31
Portfolio Turnover Rate	44.97	70.98	60.52	56.74[d]	85.47	57
Net Assets, end of period ($ x 1,000)	38,819	47,258	59,832	56,037	120,970	106,650
†Represents information for Institutional shares of the fund's predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon Intermediate U.S. Government Fund
	Year Ended August 31,			Eight Months Ended August 31,	Year Ended December 31,
Investor Shares†	2012	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	10.26	10.29	10.25	10.42	9.98	9.80
Investment Operations:
Investment income—net[b]	.05	.13	.15	.13	.39	.40
Net realized and unrealized
gain (loss) on investments	.17	.11	.34	(.12)	.40	.23
Total from Investment Operations	.22	.24	.49	.01	.79	.63
Distributions:
Dividends from investment income--net	(.16)	(.26)	(.30)	(.18)	(.35)	(.45)
Dividends from net realized gain on investments	-	(.01)	(.15)	(.00)[c]	-	-
Total Distributions	(.16)	(.27)	(.45)	(.18)	(.35)	(.45)
Net asset value, end of period	10.32	10.26	10.29	10.25	10.42	9.98
Total Return (%)	2.16	2.36	4.87	.14[d]	8.06	6.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.04	.99	1.04[e]	1.01	1.02
Ratio of net expenses to average net assets	1.07	1.03	.90	.90[e]	.90	.90
Ratio of net investment income to average net assets	.52	1.30	1.46	1.89[e]	3.87	4.06
Portfolio Turnover Rate	44.97	70.98	60.52	56.74[d]	85.47	57
Net Assets, end of period ($ x 1,000)	3,154	5,717	6,682	6,588	6,292	6,015
†Represents information for Class A shares of the fund's predecessor, BNY Hamilton Intermediate Government Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon Short-Term U.S. Government Securities Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	12.30	12.40	12.39	12.19	12.02
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.07	.13	.29	.46
Net realized and unrealized
gain (loss) on investments	.01	.02	.11	.30	.23
Total from Investment Operations	.01	.09	.24	.59	.69
Distributions:
Dividends from investment income--net	(.09)	(.19)	(.23)	(.39)	(.52)
Net asset value, end of period	12.22	12.30	12.40	12.39	12.19
Total Return (%)	.07	.71	1.96	4.90	5.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.52	.53	.56	.55
Ratio of net expenses to average net assets	.52	.52	.53	.56	.55
Ratio of net investment income (loss) to average net assets	(.00)[c]	.56	1.07	2.32	3.79
Portfolio Turnover Rate	152.13	143.65	59.58	117.43	84.77
Net Assets, end of period ($ x 1,000)	302,756	349,975	304,707	177,005	133,857
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.
[c]Amount represents less than .01%

BNY Mellon Short-Term U.S. Government Securities Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	12.29	12.40	12.39	12.20	12.02
Investment Operations:
Investment income (loss)—net[a]	(.04)	.04	.11	.23	.45
Net realized and unrealized
gain (loss) on investments	.02	.00[b]	.10	.32	.22
Total from Investment Operations	(.02)	.04	.21	.55	.67
Distributions:
Dividends from investment income--net	(.06)	(.15)	(.20)	(.36)	(.49)
Net asset value, end of period	12.21	12.29	12.40	12.39	12.20
Total Return (%)	(.15)	.34	1.73	4.63	5.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.78	.78	.82	.79
Ratio of net expenses to average net assets	.78	.78	.78	.82	.79
Ratio of net investment income (loss) to average net assets	(.29)	.34	.84	1.93	3.61
Portfolio Turnover Rate	152.13	143.65	59.58	117.43	84.77
Net Assets, end of period ($ x 1,000)	1,142	1,171	987	837	94
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon National Intermediate Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.45	13.75	13.10	12.84	12.81
Investment Operations:
Investment income—net[a]	.43	.48	.50	.52	.52
Net realized and unrealized
gain (loss) on investments	.53	(.22)	.65	.27	.02
Total from Investment Operations	.96	.26	1.15	.79	.54
Distributions:
Dividends from investment income--net	(.43)	(.48)	(.50)	(.52)	(.51)
Dividends from net realized gain on investments	(.00)[b]	(.08)	-	(.01)	-
Total Distributions	(.43)	(.56)	(.50)	(.53)	(.51)
Net asset value, end of period	13.98	13.45	13.75	13.10	12.84
Total Return (%)	7.25	2.07	8.96	6.37	4.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.50	.50	.51	.51
Ratio of net expenses to average net assets	.50	.50	.50	.51	.51
Ratio of net investment income to average net assets	3.16	3.65	3.76	4.11	4.01
Portfolio Turnover Rate	25.31	39.88	42.75	42.82	49.50
Net Assets, end of period ($ x 1,000)	1,697,522	1,535,563	1,638,004	1,366,960	1,045,019
[a]Based on average shares outstanding at each month end.

bAmount represents less than $.01 per share.

BNY Mellon National Intermediate Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.44	13.73	13.09	12.83	12.80
Investment Operations:
Investment income—net[a]	.40	.45	.47	.49	.48
Net realized and unrealized
gain (loss) on investments	.53	(.21)	.64	.27	.03
Total from Investment Operations	.93	.24	1.11	.76	.51
Distributions:
Dividends from investment income--net	(.40)	(.45)	(.47)	(.49)	(.48)
Dividends from net realized gain on investments	(.00)[b]	(.08)	-	(.01)	-
Total Distributions	(.40)	(.53)	(.47)	(.50)	(.48)
Net asset value, end of period	13.97	13.44	13.73	13.09	12.83
Total Return (%)	6.99	1.90	8.61	6.11	4.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.75	.75	.76	.76
Ratio of net expenses to average net assets	.75	.75	.75	.76	.76
Ratio of net investment income to average net assets	2.92	3.41	3.51	3.88	3.77
Portfolio Turnover Rate	25.31	39.88	42.75	42.82	49.50
Net Assets, end of period ($ x 1,000)	38,067	41,237	33,931	26,368	21,668
[a]Based on average shares outstanding at each month end. [b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	12.99	13.01	12.80	12.69	12.59
Investment Operations:
Investment income—net[a]	.15	.18	.21	.31	.41
Net realized and unrealized
gain (loss) on investments	.02	(.02)	.21	.14	.10
Total from Investment Operations	.17	.16	.42	.45	.51
Distributions:
Dividends from investment income--net	(.15)	(.18)	(.21)	(.34)	(.41)
Net asset value, end of period	13.01	12.99	13.01	12.80	12.69
Total Return (%)	1.34	1.31	3.22	3.61	4.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.54	.54
Ratio of net expenses to average net assets	.51	.51	.51	.54	.54
Ratio of net investment income to average net assets	1.18	1.38	1.60	2.50	3.23
Portfolio Turnover Rate	34.17	24.33	16.46	12.61	22.93
Net Assets, end of period ($ x 1,000)	1,241,129	1,088,334	1,060,685	536,597	168,243
[a]Based on average shares outstanding at each month end.

BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	12.97	12.99	12.78	12.68	12.58
Investment Operations:
Investment income—net[a]	.12	.15	.19	.31	.38
Net realized and unrealized
gain (loss) on investments	.03	(.02)	.20	.10	.10
Total from Investment Operations	.15	.13	.39	.41	.48
Distributions:
Dividends from investment income--net	(.12)	(.15)	(.18)	(.31)	(.38)
Net asset value, end of period	13.00	12.97	12.99	12.78	12.68
Total Return (%)	1.17	.98	3.05	3.28	3.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76	.77	.77	.80	.80
Ratio of net expenses to average net assets	.76	.77	.77	.80	.80
Ratio of net investment income to average net assets	.92	1.15	1.39	2.38	2.99
Portfolio Turnover Rate	34.17	24.33	16.46	12.61	22.93
Net Assets, end of period ($ x 1,000)	4,009	4,021	2,356	1,420	662
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	12.77	12.96	12.40	12.35	12.43
Investment Operations:
Investment income—net[a]	.42	.46	.46	.48	.48
Net realized and unrealized
gain (loss) on investments	.38	(.19)	.56	.09	(.06)
Total from Investment Operations	.80	.27	1.02	.57	.42
Distributions:
Dividends from investment income--net	(.42)	(.46)	(.46)	(.48)	(.48)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.04)	(.02)
Total Distributions	(.42)	(.46)	(.46)	(.52)	(.50)
Net asset value, end of period	13.15	12.77	12.96	12.40	12.35
Total Return (%)	6.34	2.21	8.44	4.90	3.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.66	.66	.67	.66
Ratio of net expenses to average net assets	.67	.66	.66	.67	.66
Ratio of net investment income to average net assets	3.23	3.67	3.68	4.02	3.87
Portfolio Turnover Rate	27.16	9.72	7.11	12.75	10.14
Net Assets, end of period ($ x 1,000)	403,371	420,586	500,892	501,978	566,767
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	12.75	12.94	12.39	12.33	12.41
Investment Operations:
Investment income—net[a]	.38	.43	.44	.46	.46
Net realized and unrealized
gain (loss) on investments	.41	(.19)	.54	.09	(.07)
Total from Investment Operations	.79	.24	.98	.55	.39
Distributions:
Dividends from investment income—net	(.40)	(.43)	(.43)	(.45)	(.45)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.04)	(.02)
Total Distributions	(.40)	(.43)	(.43)	(.49)	(.47)
Net asset value, end of period	13.14	12.75	12.94	12.39	12.33
Total Return (%)	6.28	1.95	8.08	4.72	3.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.91	.92	.92	.91
Ratio of net expenses to average net assets	.92	.91	.92	.92	.91
Ratio of net investment income to average net assets	2.97	3.42	3.42	3.76	3.63
Portfolio Turnover Rate	27.16	9.72	7.11	12.75	10.14
Net Assets, end of period ($ x 1,000)	8,520	9,153	9,385	2,563	1,442

[a]Based on average shares outstanding at each month end.
[b]Amount represents less than $.01 per share.

Financial Highlights (cont’d)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.12	13.39	12.86	12.57	12.42
Investment Operations:
Investment income—net[a]	.41	.45	.45	.46	.47
Net realized and unrealized
gain (loss) on investments	.44	(.20)	.53	.29	.14
Total from Investment Operations	.85	.25	.98	.75	.61
Distributions:
Dividends from investment income--net	(.42)	(.45)	(.45)	(.46)	(.46)
Dividends from net realized gain on investments	(.01)	(.07)	-	-	-
Total Distributions	(.43)	(.52)	(.45)	(.46)	(.46)
Net asset value, end of period	13.54	13.12	13.39	12.86	12.57
Total Return (%)	6.50	2.02	7.75	6.18	5.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.53	.52	.54	.52
Ratio of net expenses to average net assets	.53	.52	.52	.54	.52
Ratio of net investment income to average net assets	3.11	3.49	3.44	3.70	3.71
Portfolio Turnover Rate	29.39	10.43	21.44	16.78	8.75
Net Assets, end of period ($ x 1,000)	346,647	349,768	407,667	381,129	374,115
[a]Based on average shares outstanding at each month end.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.12	13.39	12.86	12.57	12.42
Investment Operations:
Investment income—net[a]	.38	.42	.42	.43	.44
Net realized and unrealized
gain (loss) on investments	.43	(.20)	.53	.29	.14
Total from Investment Operations	.81	.22	.95	.72	.58
Distributions:
Dividends from investment income--net	(.38)	(.42)	(.42)	(.43)	(.43)
Dividends from net realized gain on investments	(.01)	(.07)	-	-	-
Total Distributions	(.39)	(.49)	(.42)	(.43)	(.43)
Net asset value, end of period	13.54	13.12	13.39	12.86	12.57
Total Return (%)	6.23	1.77	7.49	5.92	4.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.78	.77	.79	.77
Ratio of net expenses to average net assets	.78	.77	.77	.79	.77
Ratio of net investment income to average net assets	2.86	3.24	3.20	3.45	3.47
Portfolio Turnover Rate	29.39	10.43	21.44	16.78	8.75
Net Assets, end of period ($ x 1,000)	9,107	8,430	8,143	9,096	8,574
[a]Based on average shares outstanding at each month end.

Financial Highlights (cont’d)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
	Year Ended August 31,			Eight Months Ended August 31,	Year Ended December 31,
Class M Shares†	2012	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.46	11.60	11.16	10.71	10.81	10.75
Investment Operations:
Investment income—net[b]	.36	.38	.38	.25	.37	.38
Net realized and unrealized
gain (loss) on investments	.49	(.13)	.44	.45	(.09)	.07
Total from Investment Operations	.85	.25	.82	.70	.28	.45
Distributions:
Dividends from investment income--net	(.36)	(.38)	(.38)	(.25)	(.37)	(.38)
Dividends from net realized gain on investments	(.03)	(.01)	(.00)[c]	(.00)[c]	(.01)	(.01)
Total Distributions	(.39)	(.39)	(.38)	(.25)	(.38)	(.39)
Net asset value, end of period	11.92	11.46	11.60	11.16	10.71	10.81
Total Return (%)	7.48	2.31	7.45	6.58[d]	2.64	4.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.70	.72	.72[e]	.75	.75
Ratio of net expenses to average net assets	.59	.59	.59	.59[e]	.59	.59
Ratio of net investment income to average net assets	3.06	3.41	3.33	3.40[e]	3.49	3.56
Portfolio Turnover Rate	30.96	21.91	4.80	1.47[d]	6	17
Net Assets, end of period ($ x 1,000)	203,768	182,547	196,795	153,785	113,699	97,935
†Represents information for Institutional shares of the fund's predecessor, BNY Hamilton New York Tax-Exempt Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Annualized.

Financial Highlights (cont’d)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
	Year Ended August 31,			Eight Months Ended August 31,	Year Ended December 31,
Investor Shares†	2012	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	11.47	11.61	11.17	10.72	10.82	10.76
Investment Operations:
Investment income—net[b]	.33	.36	.35	.23	.34	.35
Net realized and unrealized
gain (loss) on investments	.49	(.14)	.44	.45	(.08)	.08
Total from Investment Operations	.82	.22	.79	.68	.26	.43
Distributions:
Dividends from investment income--net	(.33)	(.35)	(.35)	(.23)	(.35)	(.36)
Dividends from net realized gain on investments	(.03)	(.01)	(.00)[c]	(.00)[c]	(.01)	(.01)
Total Distributions	(.36)	(.36)	(.35)	(.23)	(.36)	(.37)
Net asset value, end of period	11.93	11.47	11.61	11.17	10.72	10.82
Total Return (%)	7.20	2.05	7.17	6.40[d]	2.39[e]	4.07[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.95	.97	.96[f]	1.00	1.00
Ratio of net expenses to average net assets	.84	.84	.84	.84[f]	.84	.84
Ratio of net investment income to average net assets	2.81	3.16	3.08	3.15[f]	3.24	3.31
Portfolio Turnover Rate	30.96	21.91	4.80	1.47[d]	6	17
Net Assets, end of period ($ x 1,000)	19,097	17,177	17,352	16,810	16,198	17,153
†Represents information for Class A shares of the fund's predecessor, BNY Hamilton New York Tax-Exempt Fund, through September 12, 2008.
[a]The fund changed its fiscal year end from December 31 to August 31.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Not annualized.
[e]Exclusive of sales charge.
[f]Annualized.

Financial Highlights (cont’d)

BNY Mellon Municipal Opportunities Fund
		Year Ended August 31,
Class M Shares	2012	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.27	12.78	12.22	10.00
Investment Operations:
Investment income — net[b]	.50	.52	.50	.43
Net realized and unrealized
gain (loss) on investments	1.15	(.35)	.95	2.19
Total from Investment Operations	1.65	.17	1.45	2.62
Distributions:
Dividends from investment income--net	(.50)	(.50)	(.52)	(.39)
Dividends from net realized gain on investments	-	(.18)	(.37)	(.01)
Total Distributions	(.50)	(.68)	(.89)	(.40)
Net asset value, end of period	13.42	12.27	12.78	12.22
Total Return (%)	13.65	1.54	12.38	26.58[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.73	.71	.87[d]
Ratio of net expenses to average net assets	.73	.73	.71	.75[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.06	.01	-
Ratio of net investment income to average net assets	3.84	4.22	4.12	4.36[d]
Portfolio Turnover Rate	119.90	129.00	145.57	161.70[c]
Net Assets, end of period ($ x 1,000)	721,943	505,035	384,993	140,887
[a]From October 15, 2008 (commencement of operations) to August 31, 2009.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

Financial Highlights (cont’d)

BNY Mellon Municipal Opportunities Fund
		Year Ended August 31,
Investor Shares	2012	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.27	12.79	12.22	10.00
Investment Operations:
Investment income — net[b]	.47	.48	.50	.42
Net realized and unrealized
gain (loss) on investments	1.16	(.35)	.93	2.18
Total from Investment Operations	1.63	.13	1.43	2.60
Distributions:
Dividends from investment income--net	(.47)	(.47)	(.49)	(.37)
Dividends from net realized gain on investments	-	(.18)	(.37)	(.01)
Total Distributions	(.47)	(.65)	(.86)	(.38)
Net asset value, end of period	13.43	12.27	12.79	12.22
Total Return (%)	13.46	1.21	12.19	26.29[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99	.98	.96	1.11[d]
Ratio of net expenses to average net assets	.99	.98	.95	.99[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.06	.01	-
Ratio of net investment income to average net assets	3.63	3.93	4.00	4.48[d]
Portfolio Turnover Rate	119.90	129.00	145.57	161.70[c]
Net Assets, end of period ($ x 1,000)	2,328	1,152	1,157	1,208
[a]From October 15, 2008 (commencement of operations) to August 31, 2009.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.

Financial Highlights (cont’d)

BNY Mellon Asset Allocation Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.63	9.85	9.44	10.93	12.91
Investment Operations:
Investment income—net[a]	.17	.16	.19	.24	.30
Net realized and unrealized
gain (loss) on investments	.43	.83	.46	(1.01)	(.73)
Total from Investment Operations	.60	.99	.65	(.77)	(.43)
Distributions:
Dividends from investment income--net	(.21)	(.21)	(.24)	(.27)	(.36)
Dividends from net realized gain on investments	(.05)	-	-	(.45)	(1.19)
Total Distributions	(.26)	(.21)	(.24)	(.72)	(1.55)
Net asset value, end of period	10.97	10.63	9.85	9.44	10.93
Total Return (%)	5.72	10.00	6.84	(6.08)	(3.99)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.37	.53	.57	.60	.58
Ratio of net expenses to average net assets[b]	.27	.53	.57	.60	.58
Ratio of net investment income to average net assets[b]	1.59	1.49	1.78	2.81	2.51
Portfolio Turnover Rate	81.55	71.08	69.81	78.44[c]	51.92[c]
Net Assets, end of period ($ x 1,000)	392,948	365,661	335,138	301,643	317,545
[a]Based on average shares outstanding at each month end.
[b]Amount does not include the activity of the underlying funds.
[c]The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2009 and 2008 were 77.77% and 51.44%, respectively.

Financial Highlights (cont’d)

BNY Mellon Asset Allocation Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	10.69	9.90	9.50	10.98	12.96
Investment Operations:
Investment income—net[a]	.14	.14	.17	.23	.27
Net realized and unrealized
gain (loss) on investments	.43	.83	.44	(1.01)	(.74)
Total from Investment Operations	.57	.97	.61	(.78)	(.47)
Distributions:
Dividends from investment income--net	(.18)	(.18)	(.21)	(.25)	(.32)
Dividends from net realized gain on investments	(.05)	-	-	(.45)	(1.19)
Total Distributions	(.23)	(.18)	(.21)	(.70)	(1.51)
Net asset value, end of period	11.03	10.69	9.90	9.50	10.98
Total Return (%)	5.44	9.77	6.44	(6.11)	(4.29)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.62	.78	.82	.85	.81
Ratio of net expenses to average net assets[b]	.53	.78	.82	.85	.81
Ratio of net investment income to average net assets[b]	1.28	1.23	1.54	2.57	2.28
Portfolio Turnover Rate	81.55	71.08	69.81	78.44[c]	51.92[c]
Net Assets, end of period ($ x 1,000)	5,091	4,265	4,015	4,412	4,812
[a]Based on average shares outstanding at each month end.
[b]Amount does not include the activity of the underlying funds.
[c]The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended August 31, 2009 and 2008 were 77.77% and 51.44%, respectively.

BNY Mellon Money Market Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.012	.037
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.001)	(.012)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.02	.07	1.24	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30	.30	.30	.33	.30
Ratio of net expenses to average net assets	.21	.26	.29	.33	.30
Ratio of net investment income to average net assets	.00[b]	.02	.07	1.08	3.53
Net Assets, end of period ($ x 1,000)	857,600	1,006,111	1,092,771	1,934,739	1,175,866
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%

Financial Highlights (cont’d)

BNY Mellon Money Market Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.010	.034
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.010)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.99	3.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.55	.55	.58	.55
Ratio of net expenses to average net assets	.22	.26	.38	.58	.55
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.97	3.39
Net Assets, end of period ($ x 1,000)	10,340	1,522	312	1,701	1,588
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

BNY Mellon National Municipal Money Market Fund
	Year Ended August 31,
Class M Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.008	.024
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.008)	(.024)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.03	.05	.79	2.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30	.29	.30	.35	.31
Ratio of net expenses to average net assets	.22	.26	.28	.34	.28
Ratio of net investment income to average net assets	.00[b]	.03	.04	.80	2.24
Net Assets, end of period ($ x 1,000)	1,316,666	1,352,760	1,551,274	1,770,608	1,629,931
[a]Amount represents less than $.01 per share.
[b]Amount represents less than .01%

Financial Highlights (cont’d)

BNY Mellon National Municipal Money Market Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.006	.021
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.006)	(.021)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.60	2.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.54	.55	.60	.56
Ratio of net expenses to average net assets	.23	.29	.33	.53	.53
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.57	2.05
Net Assets, end of period ($ x 1,000)	1,022	272	1	1	1
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

NOTES

BNY Mellon Large Cap Stock Fund	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
BNY Mellon Large Cap Market Opportunities Fund	BNY Mellon Asset Allocation Fund
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund
BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
BNY Mellon U.S. Core Equity 130/30 Fund	BNY Mellon Focused Equity Opportunities Fund
BNY Mellon Small/Mid Cap Fund	BNY Mellon International Fund
BNY Mellon Emerging Markets Fund	BNY Mellon Bond Fund
BNY Mellon International Appreciation Fund	BNY Mellon Short-Term U.S. Government Securities Fund
BNY Mellon International Equity Income Fund	BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon Intermediate Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Intermediate U.S. Government Fund	BNY Mellon Municipal Opportunities Fund
BNY Mellon Corporate Bond Fund	BNY Mellon Money Market Fund
BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Municipal Money Market Fund
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

Series of BNY Mellon Funds Trust

SEC file number: 811-09903

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each equity and fixed-income fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, and each money market fund will disclose its complete schedule of portfolio holdings daily, at www.dreyfus.com, under Products and Performance. The information will be posted with a 30-day lag, except for the money market funds. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for the funds will remain on the website until the Trust files Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the Trust's policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Trust's SAI.

To Obtain Information

By telephone. Wealth Management Clients, please contact your Account Officer or call 1-888-281-7350.

BNY Mellon Wealth Brokerage Clients, please contact your financial advisor or call 1-800-830-0549-Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors.

Clients of Investment Advisory Firms, please contact your financial advisor or call 1-888-281-7350.

Individual Account holders, please call Dreyfus at 1-800-DREYFUS (inside the U.S. only). Participants in Qualified Employee Benefit Plans, please contact your plan sponsor or administrator or call 1-877-774-0327.

By mail. Wealth Management Clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNY Mellon Wealth Brokerage Clients, write to your financial advisor, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account holders and participants in Qualified Employee Benefit Plans, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Clients of Investment Advisory Firms, please write to your financial advisor.

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC:  http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

© 2012 MBSC Securities Corporation MFTP1212

The BNY Mellon Funds

Funds	Investor shares
Ticker Symbols

BNY Mellon Money Market Fund	MLOXX
BNY Mellon National Municipal Money Market Fund	MNTXX

P R O S P E C T U S December 31, 2012

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summaries

BNY Mellon Money Market Fund	4
BNY Mellon National Municipal Money Market Fund	7
Fund Details

BNY Mellon Money Market Fund	10
BNY Mellon National Municipal Money Market Fund	10
Investment Risks	11
Management	13
Shareholder Guide

Buying, Selling and Exchanging Shares	14
General Policies	14
Distributions and Taxes	15
Financial Highlights	16
For More Information

See back cover.

The Funds

Each fund is offering its Investor shares in this prospectus.

3

Fund Summary

BNY Mellon Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor shares
Investment advisory fees	0.15%
Other expenses
Shareholder services fees	0.25%
Administration fees	0.12%
Other expenses of the fund	0.06%
Total annual fund operating expenses	0.58%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$59	$186	$324	$726
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception,

4

and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

5

Year-by-Year Total Returns as of 12/31 each year (%) Investor
Best Quarter Q3, 2007: 1.22% Worst Quarter Q3, 2011: 0.00%
The year-to-date total return of the fund's Investor shares as of 9/30/12 was 0.00%.

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Investor	0.00%	1.53%	1.87%

For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 — Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s shares are offered by this prospectus only to brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct. You should contact your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting your financial representative.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund Summary

BNY Mellon National Municipal Money Market Fund
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor shares
Investment advisory fees	0.15%
Other expenses
Shareholder services fees	0.25%
Administration fees	0.12%
Other expenses of the fund	0.04%
Total annual fund operating expenses	0.56%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$57	$179	$313	$701
Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

7

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Year-by-Year Total Returns as of 12/31 each year (%) Investor
Best Quarter Q2, 2007: 0.81% Worst Quarter Q4, 2011: 0.00%
The year-to-date total return of the fund's Investor shares as of 9/30/12 was 0.00%.

8

Average Annual Total Returns as of 12/31/11
Share Class	1 Year	5 Years	Since Inception (6/2/03)
Investor	0.00%	0.96%	1.21%

For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 — Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors.

Portfolio Management

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s shares are offered by this prospectus only to brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct. You should contact your financial representative for information on the minimum initial and subsequent investment amount requirements. You may sell (redeem) your shares on any business day by contacting your financial representative.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund Details

BNY Mellon Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including:

• securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

• certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

• repurchase agreements, including tri-party repurchase agreements

• asset-backed securities

• high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest

• taxable municipal obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days. The fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by the investment adviser.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

BNY Mellon National Municipal Money Market Fund

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed by the fund's board, upon 60 days' prior notice to shareholders. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund may not achieve its investment objective when investing in taxable securities. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

10

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by the investment adviser, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less. The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund's portfolio is 60 days and the maximum weighted average life to maturity of the fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Investment Risks

Investments in the funds are not bank deposits. They are not insured or guaranteed by The Bank of New York Mellon, any of its affiliates or any other bank, or the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Each fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while each fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the funds' share prices from falling below $1.00.

The funds also are subject to the investment risks listed in the table below. For a description of the risks listed in the table, please see "Glossary – Investment Risks" below.

Investment Risks
	Money Market Fund	National Municipal Money Market Fund
Banking industry risk	✓
Credit risk	✓	✓
Foreign investment risk	✓
Government securities risk	✓
Interest rate risk	✓	✓
Liquidity risk	✓	✓
Municipal securities risk	✓	✓
Repurchase agreement counterparty risk	✓
Tax risk		✓

Glossary - Investment Risks

• Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. Although the fund invests only in high-quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the

11

United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

12

Management

Investment Adviser

The investment adviser for the funds is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $241 billion in 183 mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $27.9 trillion in assets under custody and administration and $1.4 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of the investment adviser, serves as distributor of each fund (i.e., principal underwriter). Shareholder services fees are paid to MBSC for providing shareholder account service and maintenance. The investment adviser or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the investment adviser's or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the investment adviser or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to a fund.

Code of Ethics

The funds, the investment adviser and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees does not disadvantage any fund managed by the investment adviser or its affiliates.

Investment Advisory Fee

Each fund has agreed to pay the investment adviser an investment advisory fee at the annual rate set forth in the table below, and for the fiscal year ended August 31, 2012, each fund paid the investment adviser an investment advisory fee at the effective annual rate set forth in the table below.

A discussion regarding the basis for the board's approving each fund's investment advisory agreement with the investment adviser is available in the fund's annual report for the fiscal year ended August 31, 2012.

Investment Advisory Fees
Name of Fund	Contractual Investment Advisory Fee (as a percentage of average daily net assets)	Effective Investment Advisory Fee (as a percentage of average daily net assets)
BNY Mellon Money Market Fund	0.15%	0.05%*
BNY Mellon National Municipal Money Market Fund	0.15%	0.07%*
*The effective investment advisory fee reflects a fee waiver/expense reimbursement in effect during the fund's fiscal year ended August 31, 2012.

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Shareholder Guide

Buying, Selling and Exchanging Shares

Each fund is offering its Investor shares in this prospectus to brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct, each a division of MBSC Securities Corporation (BNY Mellon Wealth Brokerage Clients), to be used as "sweep vehicles" for cash held in their brokerage accounts. Fund shares owned by BNY Mellon Wealth Brokerage Clients also will be held in separate accounts (BNY Mellon Wealth Brokerage Accounts). Persons who hold fund shares through BNY Mellon Wealth Brokerage Accounts should contact their financial advisor for information concerning purchasing, selling (redeeming) and exchanging fund shares.

Each fund also offers Class M shares pursuant to another prospectus (the "Class M Prospectus"). Class M shares are generally offered only to Wealth Management clients of BNY Mellon that maintain qualified fiduciary, custody, advisory or other accounts with various affiliates of BNY Mellon (Wealth Management Clients) and to certain other persons as more particularly described in the Class M Prospectus. Holders of Investor shares of a fund at the time they become Wealth Management Clients (Converting Investor Shareholders) generally may request to have their Investor shares converted into Class M shares of the fund. The conversion of such shareholder's Investor shares into Class M shares will be at the equivalent net asset value of each class at the time of the conversion. Converting Investor Shareholders in Class M shares of a fund who make subsequent investments in that fund will receive Class M shares of that fund. See the Class M Prospectus and the funds' Statement of Additional Information for more information.

You pay no sales charges to invest in the Investor shares of either fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time for each fund on days when the New York Stock Exchange is open for regular business. Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.

Investments in money market securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, such securities are valued at their acquisition cost and adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for money market funds, such as the funds, to be able to price their shares at $1.00 per share.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although the investment adviser discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of shares of the funds. The investment adviser also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

14

• refuse any purchase or exchange request, including those from any individual or group who, in the investment adviser's view, is likely to engage in frequent trading

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund usually pays its shareholders dividends, if any, from its net investment income monthly and generally distributes any net capital gains it has realized once a year. For information on reinvestment of dividends and other distributions, contact your financial advisor. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by BNY Mellon Money Market Fund are subject to federal income tax, and may also be subject to state or local taxes in the calendar year earned, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income.

BNY Mellon National Municipal Money Market Fund anticipates that virtually all dividends paid by the fund will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

15

Financial Highlights

These financial highlights describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with each fund's financial statements, is included in the annual report, which is available upon request.

BNY Mellon Money Market Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.010	.034
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.010)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.99	3.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.55	.55	.58	.55
Ratio of net expenses to average net assets	.22	.26	.38	.58	.55
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.97	3.39
Net Assets, end of period ($ x 1,000)	10,340	1,522	312	1,701	1,588
aAmount represents less than $.001 per share. bAmount represents less than .01%.

BNY Mellon National Municipal Money Market Fund
	Year Ended August 31,
Investor Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.006	.021
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]	(.000)[a]	(.006)	(.021)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.60	2.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.54	.55	.60	.56
Ratio of net expenses to average net assets	.23	.29	.33	.53	.53
Ratio of net investment income to average net assets	.00[b]	.00[b]	.00[b]	.57	2.05
Net Assets, end of period ($ x 1,000)	1,022	272	1	1	1

aAmount represents less than $.001 per share.

bAmount represents less than .01%.

16

NOTES

17

NOTES

18

NOTES

19

BNY Mellon Money Market Fund
BNY Mellon National Municipal Money Market Fund

Series of BNY Mellon Funds Trust

SEC file number: 811-09903

More information on any fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily, at www.dreyfus.com, under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for the funds will remain on the website until the Trust files Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the Trust's policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Trust's SAI.

To Obtain Information

By telephone. BNY Mellon Wealth Brokerage Clients, please contact your financial advisor or call 1-800-830-0549-Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors.

By mail. BNY Mellon Wealth Brokerage Clients, write to your financial advisor, P.O. Box 9012, Hicksville, NY 11802-9012

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

© 2012 MBSC Securities Corporation 0559-0576P1212

STATEMENT OF ADDITIONAL INFORMATION

December 31, 2012

This Statement of Additional Information (SAI), which is not a prospectus, supplements and should be read in conjunction with the current prospectus of each fund listed below, dated December 31, 2012, as such prospectuses may be revised from time to time.  To obtain a copy of a fund's prospectus, please call your financial adviser, or write to the Trust at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:  Wealth Management Clients and Investment Advisory Firm Clients – call toll free 1-888-281-7350 (1-617-248-3014 outside the U.S.); Individual Account Holders of Class M shares and Investor shares (other than BNY Mellon Wealth Brokerage Clients) – call toll free 1-800-DREYFUS; BNY Mellon Wealth Brokerage Clients – call toll free 1-800-830-0549 – Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors; and participants in Qualified Employee Benefit Plans – call toll free 1-877-774-0327.

The most recent annual report and semi-annual report to shareholders for the funds are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the annual report are incorporated by reference into this SAI.  Certain information provided in this SAI is indicated to be as of the end of a fund's last fiscal year or during a fund's last fiscal year.  The term "last fiscal year" means the most recently completed fiscal year ended August 31st.  Capitalized but undefined terms used in this SAI are defined in the Glossary at the end of this SAI.

Fund	Abbreviation	Share Class/Ticker

BNY Mellon Asset Allocation Fund	AAF	Class M/MPBLX Investor/MIBLX
BNY Mellon Bond Fund	BF	Class M/MPBFX Investor/MIBDX
BNY Mellon Corporate Bond Fund	CBF	Class M/BYMMX Investor/BYMIX
BNY Mellon Emerging Markets Fund	EMF	Class M/MEMKX Investor/MIEGX
BNY Mellon Focused Equity Opportunities Fund	FEOF	Class M/MFOMX Investor/MFOIX
BNY Mellon Income Stock Fund	ISF	Class M/MPISX Investor/MIISX
BNY Mellon Intermediate Bond Fund	IBF	Class M/MPIBX Investor/MIIDX
BNY Mellon Intermediate U.S. Government Fund	IUSGF	Class M/MGVMX Investor/MOVIX
BNY Mellon International Appreciation Fund	IAF	Class M/MPPMX Investor/MARIX
BNY Mellon International Equity Income Fund	IEIF	Class M/MLIMX Investor/MLIIX
BNY Mellon International Fund	IF	Class M/MPITX Investor/MIINX
BNY Mellon Large Cap Market Opportunities Fund	LCMOF	Class M/MMOMX Investor/MMOIX
BNY Mellon Large Cap Stock Fund	LCSF	Class M/MPLCX Investor/MILCX

Fund	Abbreviation	Share Class/Ticker

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MIMBF	Class M/MMBMX Investor/MMBIX
BNY Mellon Mid Cap Multi-Strategy Fund	MCMF	Class M/MPMCX Investor/MIMSX
BNY Mellon Money Market Fund	MMF	Class M/MLMXX Investor/MLOXX
BNY Mellon Municipal Opportunities Fund	MOF	Class M/MOTMX Investor/MOTIX
BNY Mellon National Intermediate Municipal Bond Fund	NIMBF	Class M/MPNIX Investor/MINMX
BNY Mellon National Municipal Money Market Fund	NMMMF	Class M/MOMXX Investor/MNTXX
BNY Mellon National Short-Term Municipal Bond Fund	NSMBF	Class M/MPSTX Investor/MINSX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	NYITBF	Class M/MNYMX Investor/MNYIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	PIMBF	Class M/MPPIX Investor/MIPAX
BNY Mellon Short-Term U.S. Government Securities Fund	SUSGSF	Class M/MPSUX Investor/MISTX
BNY Mellon Small Cap Multi-Strategy Fund	SCMF	Class M/MPSSX Investor/MISCX
BNY Mellon Small/Mid Cap Fund	SMCF	Class M/MMCMX Investor/MMCIX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	TLCMF	Class M/MTSMX Investor/MTSIX
BNY Mellon U.S. Core Equity 130/30 Fund	USCEF	Class M/MUCMX Investor/MUCIX

TABLE OF CONTENTS

PART I

BOARD INFORMATION                                                                                                                                                        I-1

Information About Each Board Member's Experience, Qualifications, Attributes or Skills                                   I-1

Committee Meetings                                                                                                                                                         I-4

Board Members' and Officers' Fund Share Ownership                                                                                                I-5

Board Members' Compensation                                                                                                                                      I-6

OFFICERS                                                                                                                                                                                  I-7

CERTAIN PORTFOLIO MANAGER INFORMATION                                                                                                     I-8

MANAGER'S AND SUB-ADVISERS' COMPENSATION                                                                                               I-12

ADMINISTRATION COMPENSATION                                                                                                                              I-14

DISTRIBUTOR'S COMPENSATION                                                                                                                                  I-15

RATINGS OF MUNICIPAL BONDS                                                                                                                                    I-16

RATINGS OF MUNICIPAL OBLIGATIONS                                                                                                                     I-16

RATINGS OF CORPORATE AND GOVERNMENT DEBT SECURITIES                                                                   I-17

SECURITIES OF REGULAR BROKERS OR DEALERS                                                                                                 I-17

COMMISSIONS                                                                                                                                                                      I-19

PORTFOLIO TURNOVER VARIATION                                                                                                                            I-21

SHARE OWNERSHIP                                                                                                                                                             I-23

PART II

INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS                                                                                         II-1

Funds other than Money Market Funds                                                                                                                       II-1

BNY Mellon Emerging Markets Fund                                                                                                                    II-17

BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Municipal
Opportunities Fund and BNY Mellon National Short-Term Municipal Bond Fund                                       II-17

BNY Mellon International Equity Income Fund                                                                                                   II-17

BNY Mellon Massachusetts Intermediate Municipal Bond Fund                                                                    II-17

BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal
Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon
National Short-Term Municipal Bond Fund, BNY Mellon New York
Intermediate Tax-Exempt Bond                                                                                                                               II-18

BNY Mellon Municipal Opportunities Fund                                                                                                        II-18

BNY Mellon National Intermediate Municipal Bond Fund and
BNY Mellon National Short-Term Municipal Bond Fund                                                                                  II-18

BNY Mellon New York Intermediate Tax-Exempt Bond Fund                                                                           II-18

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund                                                                       II-18

Money Market Funds                                                                                                                                                      II-19

BNY Mellon National Municipal Money Market Fund                                                                                      II-19

INVESTMENT RESTRICTIONS                                                                                                                                          II-21

Fundamental Policies                                                                                                                                                       II-21

Nonfundamental Policies                                                                                                                                                 II-23

Policies Related to Fund Names                                                                                                                                     II-24

INFORMATION ABOUT THE FUNDS' ORGANIZATION AND STRUCTURE                                                         II-25

ADMINISTRATION AGREEMENT                                                                                                                                   II-25

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                                   II-26

RISKS OF INVESTING IN STATE MUNICIPAL SECURITIES                                                                                  II-26

Massachusetts                                                                                                                                                               II-26

General Information                                                                                                                                                       II-26

Commonwealth Finances                                                                                                                                              II-26

Fiscal Year 2011                                                                                                                                                      II-27

Fiscal Year 2012                                                                                                                                                      II-27

Fiscal Year 2013                                                                                                                                                      II-28

Commonwealth Revenues                                                                                                                                            II-28

Commonwealth Taxes                                                                                                                                           II-28

Federal and Other Non-Tax Revenues                                                                                                                       II-30

Tax Revenues - Fiscal Years 2011-2013                                                                                                                      II-31

Commonwealth Expenditures                                                                                                                                       II-31

Commonwealth Financial Support for Local Governments                                                                             II-31

Medicaid                                                                                                                                                                  II-32

Public Assistance                                                                                                                                                   II-33

Other Health and Human Services                                                                                                                       II-34

Commonwealth Pension Obligations                                                                                                                   II-34

Higher Education                                                                                                                                                     II-35

Capital Spending                                                                                                                                                              II-35

Massachusetts Bay Transportation Authority ("MBTA")                                                                               II-35

Commonwealth Indebtedness                                                                                                                                        II-35

General Authority to Borrow                                                                                                                                  II-35

General Obligation Debt                                                                                                                                          II-36

Special Obligation Debt                                                                                                                                                   II-36

Litigation                                                                                                                                                                            II-37

Commonwealth Programs and Services                                                                                                                 II-37

Medicaid Audits and Regulatory Reviews                                                                                                                   II-39

Environmental Matters                                                                                                                                                     II-39

Taxes and Other Revenues                                                                                                                                              II-40

Other Litigation                                                                                                                                                                  II-41

New York                                                                                                                                                                            II-42

Economic Trends                                                                                                                                                               II-42

U.S. Economy                                                                                                                                                             II-42

State Economy                                                                                                                                                           II-43

The City of New York                                                                                                                                                II-43

Other Localities                                                                                                                                                          II-43

Special Considerations                                                                                                                                              II-44

State Finances                                                                                                                                                                     II-45

Prior Fiscal Year Results                                                                                                                                                    II-46

Fiscal Year 2012-13 Enacted Budget Financial Plan                                                                                                       II-47

Fiscal Year 2012-13 Receipts Forecast                                                                                                                     II-47

Fiscal Year 2012-13 Disbursements Forecast                                                                                                         II-48

Cash Position                                                                                                                                                                      II-49

State General Fund Out-Year Projections                                                                                                                       II-49

Out-Year Receipts Projections                                                                                                                                 II-49

Out-Year Disbursement Projections                                                                                                                        II-49

State Indebtedness                                                                                                                                                            II-50

General                                                                                                                                                                         II-50

Limitations on State-Supported Debt                                                                                                                     II-50

State-Supported Debt                                                                                                                                                II-51

Ratings                                                                                                                                                                         II-51

Fiscal Year 2012-13 State Supported Borrowing Plan                                                                                           II-51

Pension and Retirement Systems                                                                                                                                    II-51

Litigation                                                                                                                                                                             II-52

General                                                                                                                                                                         II-52

Real Property Claims                                                                                                                                                  II-52

Tobacco Master Settlement Agreement                                                                                                                 II-53

Arbitration Related to Tobacco Master Settlement Agreement                                                                         II-54

West Valley Litigation                                                                                                                                               II-54

Representative Payees                                                                                                                                              II-55

Metropolitan Transportation Authority                                                                                                                 II-55

School Aid                                                                                                                                                                   II-55

Sales Tax                                                                                                                                                                      II-56

Eminent Domain                                                                                                                                                          II-57

Insurance Department Assessments                                                                                                                       II-57

Pennsylvania                                                                                                                                                                       II-57

General Information                                                                                                                                                            II-57

Description of Funds                                                                                                                                                         II-58

Revenues                                                                                                                                                                             II-59

Expenditures                                                                                                                                                                        II-60

Education                                                                                                                                                                     II-60

Public Health and Human Services                                                                                                                          II-60

Transportation                                                                                                                                                            II-60

Financial Performance                                                                                                                                                        II-61

Fiscal Year 2010 Financial Results (GAAP Basis)                                                                                                 II-61

Fiscal Year 2010 Financial Results (Budgetary Basis)                                                                                          II-62

Fiscal Year 2011 Financial Results (GAAP Basis)                                                                                                 II-63

Fiscal Year 2011 Financial Results (Budgetary Basis)                                                                                          II-63

Fiscal Year 2012 Financial Results (Budgetary Basis)                                                                                          II-64

Fiscal Year 2013 Budget                                                                                                                                            II-64

Motor License Fund - Fiscal Years 2010-13 (Budgetary Basis)                                                                          II-65

State Lottery Fund—Fiscal Years 2010-13 (Budgetary Basis)                                                                            II-66

Commonwealth Indebtedness                                                                                                                                          II-66

Ratings                                                                                                                                                                         II-68

Unemployment Compensation                                                                                                                                 II-68

Pensions and Retirement Systems                                                                                                                           II-68

Litigation                                                                                                                                                                              II-69

PART III

HOW TO BUY SHARES                                                                                                                                                          III-1

Investment Minimums                                                                                                                                                       III-2

In-Kind Purchases                                                                                                                                                              III-3

TeleTransfer Privilege                                                                                                                                                        III-3

Converting Shares                                                                                                                                                              III-4

Taxpayer ID Number                                                                                                                                                          III-4

Frequent Purchases and Exchanges (non-money market funds only)                                                                       III-4

HOW TO REDEEM SHARES                                                                                                                                                  III-4

Procedures                                                                                                                                                                           III-5

Checkwriting Privilege                                                                                                                                               III-5

Wire Redemption Privilege                                                                                                                                               III-6

TeleTransfer Privilege                                                                                                                                                       III-6

Medallion Signature Guarantees                                                                                                                                     III-6

Redemption Commitment                                                                                                                                                  III-7

Suspension of Redemptions                                                                                                                                            III-7

SHAREHOLDER SERVICES                                                                                                                                                 III-7

Exchanges                                                                                                                                                                           III-7

Fund Exchanges                                                                                                                                                         III-7

Auto-Exchange Privilege                                                                                                                                           III-8

Automatic Asset Builder®                                                                                                                                                III-8

Government Direct Deposit Privilege                                                                                                                              III-9

Payroll Savings Plan                                                                                                                                                          III-9

Dividend Options                                                                                                                                                               III-9

Dividend Sweep                                                                                                                                                          III-9

Dividend ACH                                                                                                                                                             III-9

Automatic Withdrawal Plan                                                                                                                                              III-9

SHAREHOLDER SERVICES PLAN (INVESTOR SHARES ONLY)                                                                            III-10

ADDITIONAL INFORMATION ABOUT INVESTMENTS,
INVESTMENT TECHNIQUES AND RISKS                                                                                                                      III-10

All Funds other than Money Market Funds                                                                                                               III-10

Equity Securities                                                                                                                                                              III-10

Common Stock                                                                                                                                                         III-11

Preferred Stock                                                                                                                                                         III-11

Convertible Securities                                                                                                                                             III-11

Warrants                                                                                                                                                                    III-12

IPOs                                                                                                                                                                            III-12

Fixed-Income Securities                                                                                                                                                   III-12

U.S. Government Securities                                                                                                                                     III-14

Corporate Debt Securities                                                                                                                                        III-14

Ratings of Securities                                                                                                                                                 III-14

High Yield and Lower-Rated Securities                                                                                                                 III-15

Zero Coupon, Pay-In-Kind and Step-Up Securities                                                                                            III-16

Inflation-Indexed Securities                                                                                                                                    III-16

Variable and Floating Rate Securities                                                                                                                    III-17

Participation Interests and Assignments                                                                                                              III-17

Mortgage-Related Securities                                                                                                                                  III-18

Asset-Backed Securities                                                                                                                                         III-22

Collateralized Debt Obligations                                                                                                                             III-23

Municipal Securities                                                                                                                                                       III-23

Taxable Investments (municipal or other tax-exempt funds only)                                                                   III-28

Funding Agreements                                                                                                                                              III-28

Real Estate Investment Trusts (REITs)                                                                                                                       III-28

Money Market Instruments                                                                                                                                          III-29

Bank Obligations                                                                                                                                                     III-29

Repurchase Agreements                                                                                                                                        III-29

Commercial Paper                                                                                                                                                    III-29

Foreign Securities                                                                                                                                                           III-29

Emerging Markets                                                                                                                                                  III-30

Depositary Receipts and New York Shares                                                                                                       III-31

Sovereign Debt Obligations                                                                                                                                 III-31

Eurodollar and Yankee Dollar Investments                                                                                                        III-32

Investment Companies                                                                                                                                                  III-33

Private Investment Funds                                                                                                                                     III-33

Exchange-Traded Funds (ETFs)                                                                                                                                  III-33

Exchange-Traded Notes                                                                                                                                                III-34

Derivatives                                                                                                                                                                       III-34

Futures Transactions                                                                                                                                              III-36

Options                                                                                                                                                                      III-37

Swap Transactions                                                                                                                                                   III-38

Credit Linked Securities                                                                                                                                           III-40

Credit Derivatives                                                                                                                                                     III-40

Structured Securities and Hybrid Instruments                                                                                                            III-40

Participatory Notes                                                                                                                                                  III-41

Custodial Receipts                                                                                                                                                   III-41

Combined Transactions                                                                                                                                          III-42

Future Developments                                                                                                                                              III-42

Foreign Currency Transactions                                                                                                                                     III-42

Commodities                                                                                                                                                                     III-43

Short-Selling                                                                                                                                                                     III-43

Lending Portfolio Securities                                                                                                                                           III-44

Borrowing Money                                                                                                                                                            III-44

Borrowing Money for Leverage                                                                                                                            III-44

Reverse Repurchase Agreements                                                                                                                         III-45

Forward Commitments                                                                                                                                            III-45

Forward Mortgage Roll Transactions                                                                                                                  III-45

Illiquid Securities                                                                                                                                                             III-46

Illiquid Securities Generally                                                                                                                                   III-46

Section 4(2) Paper and Rule 144A Securities                                                                                                      III-46

Non-Diversified Status                                                                                                                                                   III-46

Investments in the Technology Sector                                                                                                                        III-46

Investments in the Real Estate Sector                                                                                                                          III-47

Investments in the Natural Resources Sector                                                                                                             III-47

Money Market Funds                                                                                                                                                     III-47

Ratings of Securities                                                                                                                                                        III-48

Treasury Securities                                                                                                                                                          III-48

U.S. Government Securities                                                                                                                                            III-48

Repurchase Agreements                                                                                                                                                 III-48

Bank Obligations                                                                                                                                                              III-49

Bank Securities                                                                                                                                                                 III-50

Floating and Variable Rate Obligations                                                                                                                        III-50

Participation Interests                                                                                                                                                      III-50

Asset-Backed Securities                                                                                                                                                 III-50

Commercial Paper                                                                                                                                                             III-51

Investment Companies                                                                                                                                                    III-51

Foreign Securities                                                                                                                                                             III-51

Municipal Securities                                                                                                                                                         III-51

Derivative Products                                                                                                                                                  III-51

Stand-By Commitments                                                                                                                                            III-51

Taxable Investments (municipal or other tax-exempt funds only)                                                                             III-51

Illiquid Securities                                                                                                                                                               III-52

Borrowing Money                                                                                                                                                             III-52

Reverse Repurchase Agreements                                                                                                                           III-52

Forward Commitments                                                                                                                                              III-52

Interfund Borrowing and Lending Program                                                                                                          III-52

Lending Portfolio Securities                                                                                                                                            III-52

RATING CATEGORIES                                                                                                                                                         III-52

S&P                                                                                                                                                                                     III-52

Moody's                                                                                                                                                                             III-55

Fitch                                                                                                                                                                                    III-57

Corporate Finance Obligations - Long-Term Rating Scales                                                                               III-57

DBRS                                                                                                                                                                                  III-59

Commercial Paper and Short Term Debt                                                                                                               III-59

ADDITIONAL INFORMATION ABOUT THE BOARD                                                                                                 III-60

Board's Oversight Role in Management                                                                                                                      III-60

Board Composition and Leadership Structure                                                                                                           III-60

Additional Information About the Board and Its Committees                                                                               III-61

MANAGEMENT ARRANGEMENTS                                                                                                                                 III-61

The Manager                                                                                                                                                                   III-61

Sub-Advisers                                                                                                                                                                   III-61

Portfolio Managers and Portfolio Manager Compensation                                                                                      III-62

BNY Mellon Wealth Management                                                                                                                        III-62

Mellon Capital                                                                                                                                                          III-62

Robeco                                                                                                                                                                       III-63

TBCAM                                                                                                                                                                     III-63

Walter Scott                                                                                                                                                              III-64

Certain Conflicts of Interest with Other Accounts                                                                                                     III-64

Code of Ethics                                                                                                                                                          III-65

Distributor                                                                                                                                                                         III-65

Transfer and Dividend Disbursing Agent and Custodian                                                                                         III-66

DETERMINATION OF NAV                                                                                                                                                 III-66

Valuation of Portfolio Securities (funds other than money market funds)                                                             III-66

Valuation of Portfolio Securities (money market funds only)                                                                                  III-67

Calculation of NAV                                                                                                                                                         III-68

Expense Allocations                                                                                                                                                       III-68

NYSE and Transfer Agent Closings                                                                                                                             III-68

DIVIDENDS AND DISTRIBUTIONS                                                                                                                                 III-68

Funds Other Than Money Market Funds                                                                                                                   III-69

Money Market Funds                                                                                                                                                     III-69

TAXATION                                                                                                                                                                              III-69

Taxation of the Funds                                                                                                                                                     III-70

Taxation of Fund Distributions (Funds Other Than Municipal or Other Tax-Exempt Funds)                            III-71

Sale, Exchange or Redemption of Shares                                                                                                                    III-73

PFICs                                                                                                                                                                                 III-73

Non-U.S. Taxes                                                                                                                                                                III-74

Foreign Currency Transactions                                                                                                                                     III-74

Financial Products                                                                                                                                                           III-74

Payments with Respect to Securities Loans                                                                                                                III-75

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities                                                    III-75

Inflation-Indexed Treasury Securities                                                                                                                          III-75

Certain Higher-Risk and High Yield Securities                                                                                                            III-75

Funds Investing in Municipal Securities (Municipal or Other Tax-Exempt Funds)                                              III-76

Investing in Mortgage Entities                                                                                                                                      III-76

Tax-Exempt Shareholders                                                                                                                                               III-77

Backup Withholding                                                                                                                                                       III-77

Foreign (Non-U.S.) Shareholders                                                                                                                                  III-77

The Hiring Incentives to Restore Employment Act                                                                                                   III-78

Possible Legislative Changes                                                                                                                                        III-79

Other Tax Matters                                                                                                                                                            III-79

PORTFOLIO TRANSACTIONS                                                                                                                                         III-80

Trading the Funds' Portfolio Securities                                                                                                                        III-80

Soft Dollars                                                                                                                                                                        III-82

IPO Allocations                                                                                                                                                                III-83

Disclosure of Portfolio Holdings                                                                                                                                   III-83

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES                                            III-84

THE FUNDS' STRUCTURE; FUND SHARES AND VOTING RIGHTS                                                                       III-85

Massachusetts Business Trusts                                                                                                                                   III-85

Fund Shares and Voting Rights                                                                                                                                     III-85

GLOSSARY                                                                                                                                                                              III-86

PART I

BOARD INFORMATION

Information About Each Board Member's Experience, Qualifications, Attributes or Skills

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships during the past five years, are shown below.  All of the board members are Independent Board Members.  The address of each board member is 200 Park Avenue, New York, New York 10166.

Name Year of Birth Position with Trust (Since)	Principal Occupation During Past 5 Years	Other Public Company Board Memberships During Past 5 Years

Patrick J. O'Connor 1943 Chairman of the Board (2000)	Attorney, Cozen O'Connor, P.C. since 1973, including Vice Chairman since 1980 and Chief Executive Officer and President from 2002 to 2007	N/A
John R. Alchin 1948 Board Member (2008)	Retired since 2007 Executive of Comcast Corporation, a cable services provider, from 1990 to 2007, including Executive Vice President, Co-Chief Financial Officer and Treasurer, from 2002 to 2007	Polo Ralph Lauren Corporation, a retail clothing and home furnishings company, Director (2007 - present)
Ronald R. Davenport 1936 Board Member (2000)	Chairman of Sheridan Broadcasting Corporation since July 1972	N/A
Jack Diederich 1937 Board Member (2000)	Chairman of Digital Site Systems, Inc., a privately held software company providing internet service to the construction materials industry, since July 1998	N/A
Kim D. Kelly 1956 Board Member (2008)

Consultant since 2005

President, Chief Executive Officer and a Director of Arroyo Video Solutions, Inc., a video-on-demand technology company, from 2004 to 2005

Executive of Insight Communications Company, Inc., a cable services provider, from 1990 to 2003, including President from 2002 to 2003, Chief Operating Officer from 1998 to 2002 and Chief Financial Officer from 1990 to 2002

MCG Capital Corporation, a business development company, Director (2005 - present)
Kevin C. Phelan 1944 Board Member (2000)	Mortgage Banker, Colliers Meredith & Grew, Inc. since March 1978, including President since 2007 and Executive Vice President and Director from March 1998 to September 2007	Boston Capital Real Estate Investment Trust, Director (2005 - 2008)
Patrick J. Purcell 1947 Board Member (2000)

Owner, President and Publisher of the Boston Herald since February 1994

President and Founder, jobfind.com, an employment search site on the world wide web, since July 1996

President and Chief Executive Officer, Herald Media since 2001

N/A
Thomas F. Ryan, Jr. 1941 Board Member (2000)	Retired since April 1999 President and Chief Operating Officer of the American Stock Exchange from October 1995 to April 1999	RepliGen Corporation, a biopharmaceutical company, Director (2002 - present)
Maureen M. Young 1945 Board Member (2000)	Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007	N/A

1

Additional information about each board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each board member possesses which the board believes has prepared them to be effective board members.  The board believes that the significance of each board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single board member, or particular factor, being indicative of board effectiveness.  However, the board believes that board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the board believes that its members satisfy this standard.  Experience relevant to having this ability may be achieved through a board member's educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the board for the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.  The charter for the board's nominating committee contains certain other factors considered by the committee in identifying and evaluating potential board member nominees.  To assist them in evaluating matters under federal and state law, the board members are counseled by their independent legal counsel, who participates in board meetings and interacts with the Manager, and also may benefit from information provided by the Trust's or the Manager's counsel; counsel to the Trust and to the board have significant experience advising funds and fund board members.  The board and its committees have the ability to engage other experts as appropriate.  The board evaluates its performance on an annual basis.

•         Patrick J. O'Connor – Mr. O'Connor is Vice Chairman of the law firm Cozen O'Connor, P.C., where his practice involves litigation arising out of contracts, banking matters, estates, professional liability, healthcare and aviation-related claims.  Mr. O'Connor has served as a fellow or board member of a number of legal, professional, civic and educational organizations.  In addition, Mr. O'Connor is Chairman of Franklin Security Bank, a member of the Board of Directors of Crowley Chemical Company, Inc., and Chairman of the Board of Trustees of Temple University.

•         John R. Alchin – From 1990 to 2007, Mr. Alchin served in various roles, including Executive Vice President, Co-Chief Financial Officer and Treasurer, as an executive of the Comcast Corporation.  Prior to joining Comcast in 1990, Mr. Alchin was a Managing Director of Toronto Dominion Bank from May 1980 to January 1990.  Mr. Alchin is a member of the Board of Directors of Big Brothers Big Sisters of Southeastern Pennsylvania, an Advisory Board Member of MANNA (Metropolitan AIDS Neighborhood Nutrition Alliance), and a Trustee of the Philadelphia Museum of Art and Chairman of the Museum's Finance Committee.

•         Ronald R. Davenport – Mr. Davenport is Chairman, and one of the original founders, of Sheridan Broadcasting Corporation, and Co-Chairman of American Urban Radio Networks.  Mr. Davenport was Dean of the Duquesne University School of Law from 1970 to 1982, and served as a member of the President's Commission on White House Fellowships and on the National Board of the United States Chamber of Commerce.  Mr. Davenport was a Director of Blaylock & Partners, L.P., an investment banking firm, from 2005 to 2006.  He is a former member of the National Urban League Board of Directors and former President of the Urban League of Pittsburgh.

•         Jack Diederich – Prior to joining Digital Site Systems, Inc., Mr. Diederich served as Executive Vice President—Chairman's Counsel of Aluminum Company of America (Alcoa) from August 1991 to January 1997.  Mr. Diederich serves on the Boards of Directors of Continental Mills, Inc. and Pittsburgh Parks Conservancy.

2

•         Kim D. Kelly – Ms. Kelly currently serves as a consultant, primarily to private equity firms, in the media and restructuring fields.  Most recently, from December 2008 to June 2010, Ms. Kelly served as Chief Restructuring Officer of Equity Media Holdings Corporation, an owner of broadcast stations.  Previously, Ms. Kelly held executive positions with a number of large media companies, such as Arroyo Video Solutions, Inc., where she also served on the Board of Directors, Insight Communications Company, Inc. and Insight Midwest, L.P.

•         Kevin C. Phelan – Mr. Phelan is President of Colliers Meredith & Grew, Inc., a commercial real estate firm.  Mr. Phelan joined Colliers Meredith & Grew, Inc. in 1978 and founded its Capital Markets group, which represents insurance companies and conduits, and maintains a servicing portfolio valued at $1 billion.  In addition, Mr. Phelan has served on correspondent advisory councils for both AEGON U.S.A. Realty Advisors, Inc. and Nationwide Life Insurance Company, as well as numerous non-profit boards and committees.

•         Patrick J. Purcell – Mr. Purcell has more than 40 years experience in the publishing industry.  From 1970 to 1980, Mr. Purcell worked for the New York Daily News, and in 1980 he joined News Corporation, where he served in numerous capacities, including Associate Publisher of the Village Voice, Vice President of Advertising Sales for the New York Post, President of News America/Newspapers, President and Chief Executive Officer of News America Publishing, Inc., Publisher of the New York Post and President and Publisher of the Boston Herald.  In 1993, Mr. Purcell purchased the Boston Herald from News Corporation.  Mr. Purcell also is the Executive Chairman of Ottaway Newspapers, Inc.  In addition, Mr. Purcell serves on the Boards of Directors of a number of non-profit organizations.

•         Thomas F. Ryan, Jr. – Mr. Ryan is the former President and Chief Operating Officer of the American Stock Exchange (now known as the NYSE Amex Equities), from which he retired in 1999.  Prior to that, Mr. Ryan held a variety of positions at the investment banking firm of Kidder, Peabody & Co., Inc., including serving as its Chairman in 1995.  In addition, Mr. Ryan served as a member of the NYSE Market Performance Committee and Chairman of the Traders Advisory Committee to the Chairman of NYSE.

•         Maureen M. Young – Ms. Young served as the Director of the Office of Government Relations at Carnegie Mellon University from January 2000 to December 2007.  Ms. Young also served as a member of the Board of Directors of Maglev, Inc., a company seeking a partnership between industry and government in Pennsylvania to create a magnetically levitated high-speed transportation system, from January 2001 to January 2008.  Ms. Young serves on the Boards of Directors of a number of non-profit organizations.

Committee Meetings

The board's audit, nominating, compensation, pricing and evaluation committees met during the funds' last fiscal year as indicated below:

Fund	Audit	Nominating	Compensation	Pricing

AAF	4	0	0	0
BF	4	0	0	0
CBF	4	0	0	0
EMF	4	0	0	0
FEOF	4	0	0	0
ISF	4	0	0	0
IBF	4	0	0	0
IUSGF	4	0	0	0
IAF	4	0	0	0
IEIF	4	0	0	0
IF	4	0	0	0
LCMOF	4	0	0	0
LCSF	4	0	0	0
MIMBF	4	0	0	0
MCMF	4	0	0	0
MMF	4	0	0	N/A
MOF	4	0	0	0
NIMBF	4	0	0	0
NMMMF	4	0	0	N/A
NSMBF	4	0	0	0
NYITBF	4	0	0	0
PIMBF	4	0	0	0
SUSGSF	4	0	0	0
SCMF	4	0	0	0
SMCF	4	0	0	0
TLCMF	4	0	0	0
USCEF	4	0	0	0

3

Board Members' and Officers' Fund Share Ownership

The table below indicates the dollar range of each board member's ownership of fund shares, in each case as of December 31, 2011.

Fund	Patrick J. O'Connor	John R. Alchin	Ronald R. Davenport	Jack Diederich	Kim D. Kelly	Kevin C. Phelan	Patrick J. Purcell	Thomas F. Ryan, Jr.	Maureen M. Young

AAF	None	None	None	None	None	None	None	None	None
BF	None	$50,001 - $100,000	None	None	None	None	None	None	None
CBF	None	None	None	None	None	None	None	None	None
EMF	Over $100,000	None	None	None	None	$50,001 - $100,000	Over $100,000	None	None
FEOF	None	None	None	None	None	None	None	None	$10,001 - $50,000
ISF	None	None	None	None	None	None	Over $100,000	Over $100,000	None
IBF	None	None	None	None	None	None	None	None	None
IUSGF	None	None	None	None	None	None	None	None	None
IAF	None	None	None	None	None	None	None	None	None
IEIF	None	None	None	None	None	None	None	None	None
IF	None	None	$50,001 - $100,000	None	None	$10,001 - $50,000	$50,001 - $100,000	None	None
LCMOF	None	None	None	None	None		None	None	None
LCSF	None	None	None	None	None	Over $100,000	Over $100,000	None	None
MIMBF	None	None	None	None	None	None	None	None	None
MCMF	None	None	None	None	None	None	Over $100,000	None	None
MMF	None	None	None	None	None	None	None	None	None
MOF	None	Over $100,000	None	None	Over $100,000	None	None	None	None
NIMBF	Over $100,000	Over $100,000	None	None	None	None	None	None	None
NMMMF	None	None	None	None	None	None	None	None	None
NSMBF	None	None	None	None	None	None	None	None	None
NYITBF	None	None	None	None	None	None	None	None	None
PIMBF	Over $100,000	Over $100,000	None	Over $100,000	None	None	None	None	None
SUSGSF	None	None	None	None	None	None		None	None
SCMF	None	None	None	None	None	None	Over $100,000	None	None
SMCF	None	None	None	None	Over $100,000	None	None	None	None
TLCMF	None	None	None	None	None	None	None	None	None
USCEF	None	None	None	None	None	None	None	None	None

Aggregate holdings of all funds	Over $100,000	Over $100,000	$50,001 - $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000

4

Board members and officers, as a group, owned less than 1% of each class of each fund's voting securities outstanding on December 6, 2012.

As of December 31, 2011, none of the board members or their immediate family members owned securities of the Manager, any Sub-Adviser, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, any Sub-Adviser or the Distributor.

Board Members' Compensation

Annual retainer fees and meeting attendance fees are allocated among the funds on the basis of net assets, with the Chairman of the Board and Chairman of the Audit Committee receiving additional compensation.  The funds reimburse board members for their expenses.  The funds do not have a bonus, pension, profit-sharing or retirement plan.

The aggregate amount of fees and expenses* paid to each current board member by the Trust for the fiscal year ended August 31, 2012 for all funds comprising the Trust were as follows:

Name of Board Member	Aggregate Compensation from the Trust*

John R. Alchin	$106,500
Ronald R. Davenport	$107,000
Jack Diederich	$106,500
Kim D. Kelly	$107,000
Patrick J. O'Connor	$121,500
Kevin C. Phelan	$107,000
Patrick J. Purcell	$99,500
Thomas F. Ryan, Jr.	$116,500
Maureen M. Young	$106,500

        *      Amount does not include expenses reimbursed by the Trust to board members for attending board meetings.

5

OFFICERS

Name Year of Birth Position Since	Principal Occupation During Past 5 Years	Number of Other Investment Companies (Portfolios) for which serves as an Officer (all managed by Dreyfus)

David K. Mossman 1953 President 2011	Director of Investment Administration and Chief Administrative Officer for BNY Mellon Wealth Management's Investments Group	0 (0)
Janette E. Farragher 1962 Vice President and Secretary 2011	Assistant General Counsel of BNY Mellon	73 (183)
James Windels 1958 Treasurer 2001	Director – Mutual Fund Accounting of Dreyfus	73 (183)
Kiesha Astwood 1973 Vice President and Assistant Secretary 2010	Counsel of BNY Mellon	73 (183)
James Bitetto 1966 Vice President and Assistant Secretary 2005	Senior Counsel of BNY Mellon	73 (183)
Joni Lacks Charatan 1955 Vice President and Assistant Secretary 2005	Senior Counsel of BNY Mellon	73 (183)
Joseph M. Chioffi 1961 Vice President and Assistant Secretary 2005	Senior Counsel of BNY Mellon	73 (183)
John B. Hammalian 1963 Vice President and Assistant Secretary 2005	Senior Managing Counsel of BNY Mellon	73 (183)
Robert M. Mullery 1952 Vice President and Assistant Secretary 2005	Managing Counsel of BNY Mellon	73 (183)
Jeff Prusnofsky 1965 Vice President and Assistant Secretary 2005	Senior Managing Counsel of BNY Mellon	73 (183)
Richard S. Cassaro 1959 Assistant Treasurer 2008	Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus	73 (183)
Gavin C. Reilly 1968 Assistant Treasurer 2005	Tax Manager of the Investment Accounting and Support Department of Dreyfus	73 (183)
Robert S. Robol 1964 Assistant Treasurer 2002	Senior Accounting Manager – Fixed Income Funds of Dreyfus	73 (183)
Robert Salviolo 1967 Assistant Treasurer 2007	Senior Accounting Manager – Equity Funds of Dreyfus	73 (183)
Robert Svagna 1967 Assistant Treasurer 2002	Senior Accounting Manager – Equity Funds of Dreyfus	73 (183)
Matthew D. Connolly 1972 Anti-Money Laundering Compliance Officer 2012

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management

69 (179)
Joseph W. Connolly 1957 Chief Compliance Officer 2004	Chief Compliance Officer of the Manager and the Trust	73 (183)

6

The address of each officer is 200 Park Avenue, New York, New York 10166.

CERTAIN PORTFOLIO MANAGER INFORMATION
(not applicable to money market funds)

The following table lists the funds' portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus.  See the prospectus for a list of, and certain other information regarding, the primary portfolio manager(s) for your fund.

Fund	Additional Portfolio Managers

AAF	James A. Lydotes
BF	Timothy J. Sanville
CBF	Timothy J. Sanville
EMF	Carolyn M. Kedersha and C. Warren Skillman
FEOF	Luis P. Rhi
ISF	N/A
IBF	Timothy J. Sanville
IUSGF	N/A
IAF	Danny Lai
IEIF	N/A
IF	Clifford A. Smith and Justin R. Sumner
LCMOF

Martin Stephan, Alex Marshall, Bill Costello, Chuck Silberstein, Connie DeBoever, Daphne Karydas, Kent Forkner, Leigh Todd, Michael Friedman, Rick Rosania, Roger Threlfall, Tim Kierstead, Tim McCormick and Erik Swords

LCSF	James A. Lydotes
MIMBF	N/A
MCMF	N/A
MOF	N/A
NIMBF	N/A
NSMBF	N/A
NYITBF	N/A
PIMBF	N/A
SUSGF	John F. Flahive
SCMF	N/A
SMCF	Alexander E. Budny, III and Charles E. Trafton
TLCMF

Luis P. Rhi, John Bailer, Martin Stephan, Alex Marshall, Bill Costello, Chuck Silberstein, Connie DeBoever, Daphne Karydas, Kent Forkner, Leigh Todd, Michael Friedman, Rick Rosania, Roger Threlfall, Tim Kierstead, Tim McCormick and Erik Swords

USCEF	James A. Lydotes

7

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of end of the last fiscal year:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

John C. Bailer	11	$2.80B	2	$178.60M	39	$3.30B
Jeremy N. Baker	2	$1.65B	0	$0.00	151	$1.52B
Mark A. Bogar	17	$5.20B	4	$352.3M	15	$1.50B
C. Wesley Boggs	13	$1.49B	11	$647.00M	55	$7.05B
James Boyd	8	$2.30B	2	$432.70M	29	$2.90B
Stephanie K. Brandaleone	4	$1.30B	3	$219.50M	20	$1.30B
Richard A. Brown	87	$46.35B	88	$67.03B	72	$79.95B
Warren Chiang	13	$1.49B	11	$647.00M	55	$7.05B
Joseph M. Corrado	4	$1.30B	3	$219.50M	20	$1.30B
David Daglio	8	$2.30B	2	$432.70M	29	$2.90B
Lawrence R. Dunn	1	$303.24M	0	$0.00	29	$248.56M
Thomas J. Durante	87	$46.35B	88	$67.03B	72	$79.95B
Dale Dutile	8	$2.30B	2	$432.70M	29	$2.90B
Joseph F. Feeney, Jr.	2	$1.99B	0	$0.00	8	$588.00M
Brian C. Ferguson	11	$2.80B	2	$178.60M	39	$3.30B
Sean P. Fitzgibbon	17	$5.20B	4	$352.3M	15	$1.50B
John F. Flahive	9	$5.75B	0	$0.00	0	$0.00
Ronald Gala	13	$1.49B	11	$647.00M	55	$7.05B
Jane Henderson	5	$3.60B	62	$19.50B	138	$30.50B
D. Kirk Henry	15	$4.00B	10	$3.40B	22	$3.60B
Creighton Kang	8	$2.30B	2	$432.70M	29	$2.90B
Roy Leckie	5	$3.60B	62	$19.50B	138	$30.50B
Charlie Macquaker	5	$3.60B	62	$19.50B	138	$30.50B
Jay A. Malikowski	17	$5.20B	4	$352.3M	15	$1.50B
Jeffrey D. McGrew	17	$5.20B	4	$352.3M	15	$1.50B
Barry Mills	10	$3.60B	2	$24.40M	13	$989.50M
Thomas Murphy	1	$29,40M	0	$0.00	130	$1.23B
Rodger Nisbet	5	$3.60B	62	$19.50B	138	$30.50B
Mary Collette O'Brien	3	$2.50B	0	$0.00	173	$3.00B
Irene D. O'Neill	3	$579.00M	1	$7.00M	3,617	$2.89B
Steven L. Pollack	2	$1.99B	0	$0.00	8	$588.00M
Jocelin A. Reed	13	$1.49B	11	$647.00M	55	$7.05B
Timothy J. Sanville	1	$1.24B	2	$40.55M	84	$1.66B
Bernard Schoenfeld	4	$1.80B	0	$0.00	0	$0.00
David Sealy	10	$3.60B	2	$24.40M	13	$989.50M
Elizabeth Slover	10	$3.60B	2	$24.40M	13	$989.50M
John Truschel	1	$529.20M	0	$0.00	1	$61.10M
P. Hans Von Der Luft	8	$1.10B	3	$650.40M	26	$1.80B
Edward R. Walter	4	$1.30B	3	$219.50M	20	$1.30B
B. Randall Watts, Jr.	8	$1.10B	3	$650.40M	26	$1.80B
Karen Q. Wong	87	$46.35B	88	$67.03B	72	$79.95B
Robert C. Zeuthen	8	$1.10B	3	$650.40M	26	$1.80B

8

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

John C. Bailer	Other Accounts	2	$606.20M
Mark A. Bogar	Other Accounts	2	$57.40M
James Boyd	Other Accounts	3	$753.10M
David Daglio	Other Accounts	3	$753.10M
Dale Dutile	Other Accounts	3	$753.10M
Joseph F. Feeney, Jr.	Other Accounts	1	$21.50M
Brian C. Ferguson	Other Accounts	2	$606.20M
Sean P. Fitzgibbon	Other Accounts	2	$57.40M
Jane Henderson	Other Pooled Investment Vehicles	4	$516.12M
Jane Henderson	Other Accounts	2	$504.98M
D. Kirk Henry	Other Accounts	1	$119.50M
Creighton Kang	Other Accounts	3	$753.10M
Roy Leckie	Other Pooled Investment Vehicles	4	$516.12M
Roy Leckie	Other Accounts	2	$504.98M
Charlie Macquaker	Other Pooled Investment Vehicles	4	$516.12M
Charlie Macquaker	Other Accounts	2	$504.98M
Jay A. Malikowski	Other Accounts	2	$57.40M
Jeffrey D. McGrew	Other Accounts	2	$57.40M
Rodger Nisbet	Other Pooled Investment Vehicles	4	$516.12M
Rodger Nisbet	Other Accounts	2	$504.98M
Steven L. Pollack	Other Accounts	1	$21.50M
P. Hans Von Der Luft	Other Accounts	2	$128.00M
B. Randall Watts, Jr.	Other Accounts	2	$128.00M
Robert C. Zeuthen	Other Accounts	2	$128.00M

9

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

John C. Bailer	ISF	$100,001 - $500,000
Jeremy N. Baker	NSMBF	None
	PIMBF	None
Mark A. Bogar	IF	None
C. Wesley Boggs	IEIF	None
James Boyd	MCMF	None
	SCMF	None
Stephanie K. Brandaleone	SCMF	None
Richard A. Brown	IAF	None
Warren Chiang	IEIF	None
Joseph M. Corrado	SCMF	None
David Daglio	MCMF	None
	SCMF	None
Lawrence R. Dunn	SUSGF	None
Thomas J. Durante	IAF	None
Dale Dutile	MCMF	None
	SCMF	None
Joseph F. Feeney, Jr.	MCMF	$100,001-$500,000
Brian C. Ferguson	LCMOF	None
	TLCMF	None
Sean P. Fitzgibbon	AAF	None
	EMF	None
	IF	None
	LCSF	None
	USCEF	None
John F. Flahive	AAF	None
	BF	None
	CBF	None
	IBF	None
	IUSGF	None
	MIMBF	None
	MOF	None
	NIMBF	None
	NYITBF	None
Ronald Gala	IEIF	None
Jane Henderson	LCMOF	None
	TLCMF	None
D. Kirk Henry	EMF	None
	IF	None
Creighton Kang	MCMF	None
	SCMF	None
Roy Leckie	LCMOF	None
	TLCMF	None
Charlie Macquaker	LCMOF	None
	TLCMF	None
Jay A. Malikowski	EMF	None
Jeffrey D. McGrew	AAF	None
	LCSF	None
	USCEF	None
Barry Mills	LCMOF	None
	TLCMF	None
Thomas Murphy	MCMF	None
	TLCMF	None
Rodger Nisbet	LCMOF	None
	TLCMF	None
Mary Collette O'Brien	MIMBF	None
	NIMBF	None
	PIMBF	None
Irene D. O'Neill	FEOF	None
	LCMOF	None
	TLCMF	None
Steven L. Pollack	MCMF	$100,001-$500,000
Jocelin A. Reed	IEIF	None
Timothy J. Sanville	NSMBF	None
Bernard Schoenfeld	AAF	None
	LCMOF	None
	MCMF	None
	SCMF	None
	TLCMF	None
David Sealy	LCMOF	None
	TLCMF	None
Elizabeth Slover	LCMOF	None
	TLCMF	None
John Truschel	SMCF	None
P. Hans Von Der Luft	SCMF	None
Edward R. Walter	SCMF	None
B. Randall Watts	MCMF	None
	SCMF	None
Karen Q. Wong	IAF	None
Robert C. Zeuthen	MCMF	None

10

MANAGER'S AND SUB-ADVISERS' COMPENSATION

For each fund's last three fiscal years, the investment advisory fees payable by the fund, the reduction, if any, in the amount of the fee paid due to fee waivers and/or expense reimbursements of the Manager and the net fees paid by the fund were as follows:

11

	2012 Fiscal Year			2011 Fiscal Year			2010 Fiscal Year
Fund[1]	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid

AAF[2]	$1,072,426	$0	$1,072,426	$1,570,955	$0	$1,570,955	$1,427,805	$0	$1,427,805
BF	$5,372,744	$0	$5,372,744	$5,635,285	$0	$5,635,285	$5,685,901	$0	$5,685,901
CBF	$305,080	$73,093	$231,987	N/A	N/A	N/A	N/A	N/A	N/A
EMF	$24,847,515	$0	$24,847,515	$26,771,591	$0	$26,771,591	$18,038,975	$0	$18,038,975
FEOF	$3,036,657	$0	$3,036,657	$2,646,459	$5,365	$2,641,094	$764,980**	$93,564**	$671,416**
ISF	$2,571,110	$0	$2,571,110	$736,322	$0	$736,322	$739,274	$0	$739,274
IBF	$3,914,907	$0	$3,914,907	$3,946,145	$0	$3,946,145	$3,704,487	$0	$3,704,487
IUSGF	$238,690	$0	$238,690	$311,870	$6,758	$305,112	$319,488	$57,783	$261,705
IAF	$772,117	$0	$772,117	$1,208,670	$4,044	$1,204,626	$1,242,108	$52,217	$1,189,891
IEIF	$347,185	$170,373	$176,812	N/A	N/A	N/A	N/A	N/A	N/A
IF	$5,984,524	$0	$5,984,524	$8,976,089	$0	$8,976,089	$9,937,216	$0	$9,937,216
LCMOF[3]	$801,484	$0	$801,484	$394,412	$135,991	$258,421	$1,273*	$1,273*	$0*
LCSF	$6,598,599	$0	$6,598,599	$8,586,198	$0	$8,586,198	$9,193,411	$0	$9,193,411
MIMBF	$1,235,733	$0	$1,235,733	$1,309,398	$0	$1,309,398	$1,421,688	$0	$1,421,688
MCMF	$9,216,050	$0	$9,216,050	$10,950,857	$0	$10,950,857	$9,702,660	$0	$9,702,660
MMF	$1,454,945	$940,543	$514,402	$1,606,562	$378,300	$1,228,262	$2,166,666	$0	$2,166,666
MOF	$3,187,048	$0	$3,187,048	$2,341,946	$0	$2,341,946	$928,002	$1,423	$926,579
NIMBF	$5,819,642	$0	$5,819,642	$5,452,986	$0	$5,452,986	$5,434,044	$0	$5,434,044
NMMMF	$2,045,067	$1,071,166	$973,901	$2,335,501	$480,528	$1,854,973	$2,435,297	$0	$2,435,297
NSMBF	$4,074,604	$0	$4,074,604	$3,637,557	$0	$3,637,557	$3,094,067	$0	$3,094,067
NYITBF	$1,038,471	$250,519	$787,952	$1,016,459	$227,408	$789,051	$962,494	$240,614	$721,880
PIMBF	$2,106,003	$0	$2,106,003	$2,281,731	$0	$2,281,731	$2,565,074	$0	$2,565,074
SUSGSF	$1,129,761	$0	$1,129,761	$1,156,096	$0	$1,156,096	$874,508	$0	$874,508
SCMF	$2,450,286	$0	$2,450,286	$3,764,096	$5,069	$3,759,027	$4,736,575	$110,307	$4,626,268
SMCF	$3,896,386	$0	$3,896,386	$3,342,820	$3,558	$3,339,262	$831,283**	$161,535**	$669,748**
TLCMF[3]	$636,907	$0	$636,907	$306,297	$202,664	$103,633	$2,572*	$2,572*	$0*
USCEF	$2,355,401	$0	$2,355,401	$2,286,511	$0	$2,286,511	$1,142,688	$0	$1,142,688

1          The fees paid to the Manager by each fund are not subject to reduction as the value of the fund's net assets increases.
2          The fund has agreed to pay an investment advisory fee at the annual rate of 0.65% applied to that portion of the fund's average daily net assets allocated to direct investments in equity securities, 0.40% applied to that portion of the fund's average daily net assets allocated to direct investments in debt securities and 0.15% applied to that portion of the fund's average daily net assets allocated to investments in money market instruments and the Underlying Funds in which it invests.
3          The funds have each agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of the fund's average daily net assets allocated to direct investments in securities, and 0.15% applied to that portion of the fund's average daily net assets allocated to any Underlying Funds.
*       From July 30, 2010 (commencement of operations) through August 31, 2010.
**        From September 30, 2009 (commencement of operations) through August 31, 2010.

The contractual fee rates paid by the Manager to a fund's Sub-Adviser, if any, and the effective rate paid in the last fiscal year, are as follows (expressed as an annual rate as a percentage of the fund's average daily net assets):

Fund	Sub-Adviser	Fee Rate	Effective Fee Rate for the Last Fiscal Year

LCMOF	Walter Scott	0.41%	0.32%
TLCMF	Walter Scott	0.41%	0.33%

12

For a fund's last three fiscal years, the fees payable by the Manager to the fund's Sub-Adviser, if any, the amounts waived by the Sub-Adviser and the net fees paid were as follows:

	2012 Fiscal Year			2011 Fiscal Year			2010 Fiscal Year
Fund/ Sub-Adviser	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid	Fee payable	Fee reduction	Net fee paid

LCMOF/ Walter Scott	$227,918	$47,878	$180,040	$104,383	$104,383	$0	$710*	$710*	$0*
TLCMF/ Walter Scott	$92,959	$18,671	$74,288	$40,020	$40,020	$0	$705*	$705*	$0*

*       From July 30, 2010 (commencement of operations) through August 31, 2010.

ADMINISTRATION COMPENSATION

Administration fees paid to The Bank of New York Mellon by certain funds for the last three fiscal years were as follows:

Fund	2012 Fiscal Year	2011 Fiscal Year	2010 Fiscal Year

AAF	$169,072	$330,400	$309,175
BF	$1,672,883	$1,738,875	$1,789,492
CBF	$94,932	N/A	N/A
EMF	$2,690,655	$2,871,838	$1,969,083
FEOF	$540,199	$466,232	$137,168**
ISF	$492,379	$139,782	$142,810
IBF	$1,218,978	$1,217,579	$1,162,796
IUSGF	$59,465	$76,986	$80,229
IAF	$192,354	$298,316	$311,897
IEIF	$50,786	N/A	N/A
IF	$876,927	$1,303,210	$1,467,830
LCMOF	$135,569	$ 63,664	$212*
LCSF	$1,264,289	$1,605,420	$1,800,476
MIMBF	$439,728	$461,822	$510,010
MCMF	$1,530,277	$1,801,370	$1,624,230
MMF	$1,208,068	$1,321,991	$1,813,893
MOF	$793,574	$577,787	$232,951
NIMBF	$2,070,774	$1,923,109	$1,949,324
NMMMF	$1,698,112	$1,921,479	$2,038,296
NSMBF	$1,449,849	$1,282,802	$1,109,648
NYITBF	$258,662	$250,930	$241,688
PIMBF	$524,595	$563,335	$644,137
SUSGSF	$402,064	$407,634	$313,666
SCMF	$359,030	$546,485	$669,522
SMCF	$646,964	$549,475	$139,103**
TLCMF	$109,770	$51,502	$408*
USCEF	$366,729	$352,491	$179,308

*       From July 30, 2010 (commencement of operations) through August 31, 2010.
**        From September 30, 2009 (commencement of operations) through August 31, 2010.

13

DISTRIBUTOR'S COMPENSATION

The amounts paid by each fund's Investor shares to the Distributor under the fund's Shareholder Services Plan for services described in Part II of this SAI under "Shareholder Services Plans" for the fund's last fiscal year were as follows:

Fund	Amount

AAF	$11,992

BF	$24,276

CBF	$13

EMF	$49,756

FEOF	$497

ISF	$3,279

IBF	$11,222

IUSGF	$13,417

IAF	$10,091

IEIF	$24

IF	$12,787

LCMOF	$122

LCSF	$31,425

MIMBF	$22,025

MCMF	$66,348

MMF	$12,020

MOF	$4,708

NIMBF	$99,561

NMMMF	$2,343

NSMBF	$8,719

NYITBF	$46,193

PIMBF	$22,649

SUSGSF	$4,710

SCMF	$16,904

SMCF	$1,640

TLCMF	$69

USCEF	$1,003

14

RATINGS OF MUNICIPAL BONDS

The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the last fiscal year, computed on a monthly basis, for each fund that focuses its investments in Municipal Bonds was as follows:

Ratings	NIMBF	NSMBF	PIMBF	MIMBF	NYITBF	MOF

AAA/Aaa	20.9%	25.2%	19.8%	27.8%	23.3%	11.3%
AA/Aa	43.5%	43.7%	44.3%	39.9%	48.6%	29.4%
A	25.3%	23.3%	20.7%	19.6%	18.7%	23.9%
BB/Ba	0.1%	0%	0.8%	0%	0%	0.2%
BBB/Baa	6.9%	5.8%	10.7%	11.5%	8.0%	26.1%
B	0.3%	0%	0.6%	0%	0%	0.2%
F-1/MIG 1/P-1/SP-1/A-1	2.2%	1.8%	1.1%	0.3%	1.2%	8.2%
Not Rated	0.8%[1]	0.2%[2]	2.0%[3]	0.1%[4]	0.2%[5]	0.7%[6]
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

1       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating categories AAA/Aaa (0.6%) and A (0.2%).
2       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating categories AAA/Aaa (0.1%) and F-1/MIG 1, P-1 (0.1%).
3       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating category AAA/Aaa (2.0%).
4       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating category AAA/Aaa (0.1%).
5       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating categories AAA/Aaa (0.1%) and A/A (0.1%).
6       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating categories AAA/Aaa (0.1%) and BBB/Baa (0.6%).

RATINGS OF MUNICIPAL OBLIGATIONS

The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings for the last fiscal year, computed on a monthly basis, for each fund that focuses its investments in Municipal Obligations was as follows:

Ratings	NMMMF

F-1+/F-1	79.5%
F-2+F-2	3.0%
AAA/AA/Aaa/Aa	5.1%
Not Rated*	12.4%
Total	100.0%

15

*       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating category MIG 1/VMIG 1 (12.4%).

RATINGS OF CORPORATE AND GOVERNMENT DEBT SECURITIES

The average distribution of investments (at value) in corporate and government debt securities (excluding any preferred stock, convertible preferred stock or convertible bonds) by ratings for the last fiscal year, computed on a monthly basis, for each fund that focuses its investments in corporate and government debt securities was as follows:

Ratings	BF	CBF	IBF	IUSGF	SUSGSF

AAA/Aaa	65.2%	5.6%	58.0%	98.0%	97.6%
AA/Aa	6.7%	6.0%	8.4%	1.0%	1.5%
A	18.4%	39.2%	20.6%	0.0%	0.6%
BBB/Baa	10.6%	47.7%	12.0%	0.0%	0.0%
BB/Ba	0.5%	1.3%	0.5%	0.0%	0.0%
B	0.0%	0.0%	0.0%	0.0%	0.0%
CCC/Caa	0.0%	0.0%	0.0%	0.0%	0.0%
Not Rated	0.0%	0.0%	0.0%	0.8%[4]	0.2%[6]
Total	101.4%[1]	99.8%[2]	99.5%[3]	99.8%[5]	100.0%[7]

1       The fund's net cash position on August 31, 2012 was -1.4%.
2       The fund's net cash position on August 31, 2012 was 0.2%.
3       The fund's net cash position on August 31, 2012 was 0.5%.
4       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating category AAA/Aaa.
5       The fund's net cash position on August 31, 2012 was 0.2%.
6       Those securities which are not rated have been determined by the Manager to be of comparable quality to securities in the rating category AAA/Aaa.
7       The fund's net cash position on August 31, 2012 was 0.1%.

SECURITIES OF REGULAR BROKERS OR DEALERS

A fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act.  Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the fund's last fiscal year:  (1) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the fund's portfolio transactions, (2) engaged as principal in the largest dollar amount of the fund's portfolio transactions or (3) sold the largest dollar amount of the fund's securities.  The following is a list of the issuers of the securities, and the aggregate value per issuer, of a fund's regular brokers or dealers held by such fund as of the end of its last fiscal year:

Fund	Regular Broker or Dealer	Aggregate Value Per Issuer*

AAF	Bank of America NA	$1,029,000 (D)
	Bank of America NA	$415,000 (E)
	Barclays Capital Inc.	$546,000 (D)
	Goldman, Sachs & Co.	$465,000 (D)
	J.P. Morgan Securities, Inc.	$1,274,000 (E)
	J.P. Morgan Securities, Inc.	$460,000 (D)
	Morgan Stanley	$608,000 (D)
	RBS Securities Inc.	$537,000 (D)

BF	Bank of America NA	$21,190,000 (D)
	Barclays Capital Inc.	$10,027,000 (D)
	Goldman, Sachs & Co.	$8,637,000 (D)
	J.P. Morgan Securities, Inc.	$6,071,000 (D)
	Morgan Stanley	$9,875,000 (D)
	RBS Securities Inc.	$10,683,000 (D)

CBF	Bank of America NA	$5,775,000 (D)
	Barclays Capital Inc.	$2,704,000 (D)
	Goldman, Sachs & Co.	$5,745,000 (D)
	J.P. Morgan Securities, Inc.	$4,055,000 (D)
	Morgan Stanley	$5,663,000 (D)
	RBC Capital Markets Corp.	$253,000 (D)
	RBS Securities Inc.	$5,046,000 (D)

EMF	N/A	N/A

FEOF	N/A	N/A

ISF	J.P. Morgan Securities, Inc.	$18,719,000 (E)

IBF	Bank of America NA	$9,510,000 (D)
	Barclays Capital Inc.	$7,447,000 (D)
	Goldman, Sachs & Co.	$8,029,000 (D)
	J.P. Morgan Securities, Inc.	$5,981,000 (D)
	Morgan Stanley	$6,163,000 (D)
	RBS Securities Inc.	$5,588,000 (D)

IUSGF	N/A	N/A

IAF	Barclays Capital Inc.	$298,000 (E)
	Credit Suisse (USA) Inc.	$317,000 (E)
	Deutsche Bank Securities Inc.	$698,000 (E)

IEIF	N/A	N/A

IF	Barclays Capital Inc.	$3,110,000 (E)
	Deutsche Bank Securities Inc.	$4,452,000 (E)
	RBS Securities Inc.	$2,775,000 (E)

LCMOF	N/A	N/A

LCSF	Bank of America NA	$5,915,000 (E)
	J.P. Morgan Securities, Inc.	$18,175,000 (E)

MIMBF	N/A	N/A

MCMF	N/A	N/A

MMF	Barclays Capital Inc.	$ 35,000,000 (D)
	Goldman, Sachs & Co.	$ 20,000,000 (D)
	RBC Capital Markets Corp.	$ 35,000,000 (D)

MOF	N/A	N/A

NIMBF	N/A	N/A

NMMMF	N/A	N/A

NSMBF	N/A	N/A

NYITBF	N/A	N/A

PIMBF	N/A	N/A

SUSGSF	Credit Suisse (USA) Inc.	$9,613,000 (D)
	J.P. Morgan Securities, Inc.	$1,135,000 (D)
	Morgan Stanley	$4,083,000 (D)

SCMF	N/A	N/A

SMCF	N/A	N/A

TLCMF	Bank of America NA	$196,000 (E)
	Goldman, Sachs & Co.	$181,000 (E)
	J.P. Morgan Securities, Inc.	$549,000 (E)

USCEF	N/A	N/A

16

*       (D) and (E) represents whether such security is debt or equity.

COMMISSIONS

The aggregate amounts of commissions paid by each fund for brokerage commissions and spreads or concessions on principal transactions (none of which were paid to affiliates) for its last three fiscal years were as follows:

Fund	2012 Fiscal Year		2011 Fiscal Year		2010 Fiscal Year
	Commissions	Spreads/ Concessions	Commissions	Spreads/ Concessions	Commissions	Spreads/ Concessions

AAF	$199,568	$1,022	$189,031	$38,831	$173,248	$54,661
BF	$29	$0	N/A	N/A	N/A	N/A
CBF	N/A	N/A	N/A	N/A	N/A	N/A
EMF	$5,475,666	$0	$7,102,523	N/A	$5,308,949	$0
FEOF	$445,056	$0	$442,477	N/A	$330,312**	$330,312**
ISF	$474,856	$11,367	$161,302	$25,410	$140,401	$35,266
IBF	N/A	N/A	N/A	N/A	N/A	N/A
IUSGF	N/A	N/A	N/A	N/A	N/A	N/A
IAF	$54,090	$0	$29,215	N/A	$33,255	$0
IEIF	$83,105	$0	N/A	N/A	N/A	N/A
IF	$895,902	$0	$1,687,220	N/A	$2,014,758	$0
LCMOF	$38,445	$0	$48,649	N/A	$2,008*	$0*
LCSF	$1,042,436	$19,073	$1,887,304	$419,275	$2,041,686	$640,750
MIMBF	N/A	N/A	N/A	N/A	N/A	N/A
MCMF	$4,161,451	$43,895	$3,584,990	$203,850	$3,902,983	$16,013
MMF	N/A	N/A	N/A	N/A	N/A	N/A
MOF	N/A	N/A	N/A	N/A	N/A	N/A
NIMBF	N/A	N/A	N/A	N/A	N/A	N/A
NMMMF	N/A	N/A	N/A	N/A	N/A	N/A
NSMBF	N/A	N/A	N/A	N/A	N/A	N/A
NYITBF	N/A	N/A	N/A	N/A	N/A	N/A
PIMBF	N/A	N/A	N/A	N/A	N/A	N/A
SUSGSF	N/A	N/A	N/A	N/A	N/A	N/A
SCMF	$1,562,736	$14,525	$2,329,702	$360,246	$3,810,934	$186,807
SMCF	$2,675,440	$222,896	$1,726,517	$671,276	$669,428**	$669,428**
TLCMF	$38,685	$0	$40,289	N/A	$5,140*	$0*
USCEF	$1,081,265	$8,978	$1,125,396	$61,663	$603,197	$62,396

17

*         From July 30, 2010 (commencement of operations) through August 31, 2010.
**        From September 30, 2009 (commencement of operations) through August 31, 2010.

The following table provides an explanation of any material difference in the commissions or spreads/concessions paid by a fund in either of the two fiscal years preceding the last fiscal year.

Fund	Reason for Any Material Difference in Commissions or Spreads/Concessions

AAF	N/A
BF	N/A
CBF	N/A
EMF	N/A
FEOF	N/A
ISF	The fund experienced a significant increase in assets from 2011 to 2012.
IBF	N/A
IUSGF	N/A
IAF	N/A
IEIF	N/A
IF	The fund experienced a significant decrease in assets over the last three fiscal years.
LCMOF	N/A
LCSF	The fund experienced a lower volume of trading over the last three fiscal years.
MIMBF	N/A
MCMF	N/A
MMF	N/A
MOF	N/A
NIMBF	N/A
NMMMF	N/A
NSMBF	N/A
NYITBF	N/A
PIMBF	N/A
SUSGSF	N/A
SCMF	The fund experienced a significant decrease in assets over the last three fiscal years.
SMCF	The fund experienced a significant increase in assets over the last three fiscal periods.
TLCMF	N/A
USCEF	The fund experienced significant fluctuations in assets over the last three fiscal years.

18

The aggregate amount of transactions during each fund's last fiscal year in securities effected on an agency basis through a broker-dealer for, among other things, research services and the commissions and concessions related to such transactions were as follows:

Fund	Transactions	Related Commissions/Concessions

AAF	$66,052,427	$51,176
BF	N/A	N/A
CBF	N/A	N/A
EMF	$1,956,113,185	$4,615,609
FEOF	$416,994,223	$400,023
ISF	$421,484,754	$386,715
IBF	N/A	N/A
IUSGF	N/A	N/A
IAF	-	-
IEIF	-	-
IF	$516,647,542	$683,581
LCMOF	$1,507,367	$1,257
LCSF	$1,165,405,011	$900,057
MIMBF	N/A	N/A
MCMF	$2,042,419,141	$3,079,786
MMF	N/A	N/A
MOF	N/A	N/A
NIMBF	N/A	N/A
NMMMF	N/A	N/A
NSMBF	N/A	N/A
NYITBF	N/A	N/A
PIMBF	N/A	N/A
SUSGSF	N/A	N/A
SCMF	$501,472,667	$995,127
SMCF	$800,053,999	$1,605,003
TLCMF	$552,973	$461
USCEF	$996,226,750	$873,905

PORTFOLIO TURNOVER VARIATION
(not applicable to money market funds)

Each fund's portfolio turnover rate for up to five fiscal years is shown in the prospectus.  The following table provides an explanation of any significant variation in a fund's portfolio turnover rates over the last two fiscal years (or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year).

Fund	Reason for Any Significant Portfolio Turnover Rate Variation, or Anticipated Variation

AAF	N/A
BF	N/A
CBF	N/A
EMF	N/A
FEOF	N/A
ISF	The fund's portfolio turnover rate was elevated in 2011 due to changes in the fund's investment strategy and benchmark index.
IBF	N/A
IUSGF	N/A
IAF	N/A
IEIF	N/A
IF	N/A
LCMOF	N/A
LCSF	N/A
MIMBF	N/A
MCMF	N/A
MOF	N/A
NIMBF	N/A
NSMBF	N/A
NYITBF	The fund's portfolio turnover rate increased from 2010 to 2012 due to market conditions affecting the fund's investment.
PIMBF	N/A
SUSGSF	The fund's portfolio turnover rate increased from 2010 to 2012 due to market conditions affecting the fund's investment.
SCMF	N/A
SMCF	N/A
TLCMF	N/A
USCEF	The fund experienced significant fluctuations in assets over the last three fiscal years.

19

SHARE OWNERSHIP

The following persons are known by each fund to own of record 5% or more of the indicated class of the fund's outstanding voting securities.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed to "control" (as defined in the 1940 Act) the fund.  All information is as of December 6, 2012.

Fund	Class	Name and Address	Percent Owned

AAF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	99.97%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	83.67%

		City National Bank 555 S. Flower St. Ste. 1000 Los Angeles, CA 90071-2429	6.60%

		NFS LLC for the benefit of an Individual St. Simons Island, GA 31522	6.21%

BF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	98.46%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	24.36%

		Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	16.73%

		First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	12.19%

		Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	9.89%

		Reliance Trust Company P.O. Box 48529 Atlanta, GA 30362-1529	6.27%

		SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	5.23%

CBF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	99.83%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	92.91%

		BNY Mellon Corporation MBSC Investments Corporation 100 White Clay Center Dr. Suite 102 Newark, DE 19711	7.09%

EMF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	97.41%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	23.59%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	15.44%

		Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	9.91%

		SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	8.41%

		Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104-4151	8.27%

		Reliance Trust Company P.O. Box 48529 Atlanta, GA 30362-1529	6.01%

FEOF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	94.27%

		Mac & Co. P.O. Box 3198, 525 William Penn Place Pittsburgh, PA 15230-3198	5.72%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	88.15%

		Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	10.13%

ISF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	99.65%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	51.89%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	25.93%

IBF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	98.03%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	57.51%

		Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	13.04%

		First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	5.90%

		LPL Financial 9785 Towne Center Drive San Diego, CA 92121-1968	5.07%

IUSGF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	99.41%

	Investor	Angela Rugnetta and Michael J. Scherer Brooklyn, NY 11209-0425	6.92%

		Eugene N. AleinikAncram, NY 12502-0087	6.10%

		Rudolph & Hilda U. Forchheimer Foundation Inc. Rye, NY 10580-1458	5.40%

		Lennox Thompson Glenn Dale, MD 20769-9121	5.38%

		Peter A. Nadosy New York, NY 10028-7534	5.33%

IAF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	98.66%

	Investor	Pauline C. Metcalf Providence, RI 02903-4647	63.79%

		Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	11.99%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	5.07%

IEIF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	96.99%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	51.30%

		BNY Mellon Corporation MBC Investments Corporation 100 White Clay Center Dr. Suite 102 Newark, DE 19711	48.70%

IF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	97.34%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	36.16%

		Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	12.55%

		Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	6.35%

		RBC Capital Markets LLC 510 Marquette Ave. S. Minneapolis, MN 55402-1110	5.17%

LCMOF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	100.00%

	Investor	Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	56.21%

		BNY Mellon Corporation MBC Investments Corporation 100 White Clay Center Dr. Suite 102 Newark, DE 19711	43.79%

LCSF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	98.62%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	44.10%

		SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	12.06%

		RBC Capital Markets LLC 510 Marquette Ave. S. Minneapolis, MN 55402-1110	7.86%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	5.13%

		Philip C. Stein Jr. Schwenksville, PA 19473-2102	5.06%

MIMBF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	97.19%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	15.16%

		Charles Schwab & Co. Inc. 101 Montgomery St. # Dept San Francisco, CA 94104-4151	11.89%

		Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	7.95%

		Vallee & Co 11270 W Park Pl. Ste. 400 Milwaukee, WI 53224-3638	7.21%

MCMF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	97.92%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	18.92%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	12.62%

		UBS Wealth Management USA 499 Washington Blvd. Jersey City, NJ 07310-1995	5.99%

		Merrill Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers 4800 Deer Lake Dr. E. Fl. 3 Jacksonville, FL 32246-4684	5.43%

		Reliance Trust P.O. Box 48529 Atlanta, GA 30362-1529	5.37%

		Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA 94104-4151	5.8%

MMF	Class M	Boston & Co. P.O. Box 534005 Pittsburgh, PA 15253-4005	99.99%

	Investor	Pershing LLC Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399-0001	94.96%

MOF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	94.85%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	50.19%

		Ameritrade Inc P.O. Box 2226 Omaha, NE 68103-2226	18.07%

		SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	9.95%

		Vallee & Co. 11270 W Park Pl. Ste. 400 Milwaukee, WI 53224-3638	8.87%

		UBS Wealth Management USA 499 Washington Blvd. Jersey City, NJ 07310-1995	7.71%

NIMBF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	99.12%
	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	17.99%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	12.77%

		SBA I & Co. LLC 75 Rockefeller Plz. Ste. 900 New York, NY 10019-6908	7.47%

		SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	5.78%

		Lafoba & Co. Cash/Cash 50 Commerce Dr. Grayslake, IL 60030-1600	5.22%

NMMMF	Class M	Boston & Co. P.O. Box 534005 Pittsburgh, PA 15253	100.00%

	Investor	Pershing LLC Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399-0001	100.00%

NSMBF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	99.60%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	32.30%

		Charles Schwab & Co. Inc. 101 Montgomery St San Francisco, CA 94104-4151	15.06%

		TD Ameritrade P.O. Box 2226 Omaha, NE 68103-2226	14.17%

		National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	9.81%

		Bank of America NA Cust. P.O. Box 843869 Dallas, TX 75284-3869	9.13%

		SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	6.21%

NYITBF	Class M	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	95.16%

	Investor	National Financial Services 82 Devonshire Street, G10G Boston, MA 02109-3605	9.81%

		Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	7.94%

		LPL Financial 9785 Towne Center Drive San Diego, CA 92121-1968	7.56%

PIMBF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	98.78%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	32.63%

		Draper & Co. 801 Lancaster Avenue Bryn Mawr, PA 19010-3305	29.48%

		Charles Schwab & Co. Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	15.35%

		Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170	8.67%

SUSGSF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	92.93%

		Mac & Co. P.O. Box 3198, 525 William Penn Place Pittsburgh, PA 15230-3198	6.11%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	73.27%

		Richard Grosvenor & Margot S. Grosvenor Newport, RI 02840	7.55%

SCMF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	97.72%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	17.84%

SMCF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	98.04%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	64.26%

		Morgan Stanley & Co. Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	17.35%

		First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	15.22%

TLCMF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	100.00%

	Investor	Charles Schwab & Co, Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	95.30%

USCEF	Class M	SEI Private Trust Company c/o Mellon Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	86.33%

		Mac & Co. P.O. Box 3198, 525 William Penn Place Pittsburgh, PA 15230-3198	13.61%

	Investor	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	66.18%

		First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	21.54%

		Strafe & Co. P.O. Box 6924 Newark, DE 19714-6924	7.51%

20

PART II

INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following charts, which supplement and should be read together with the information in the prospectus, indicate some of the specific investments and investment techniques applicable to your fund.  Additional policies and restrictions are described in the prospectus and below in the next section (see "Investment Restrictions").  See "Additional Information About Investments, Investment Techniques and Risks" in Part III of this SAI for more information, including important risk disclosure, about the investments and investment techniques applicable to your fund.

Funds other than Money Market Funds

BNY Mellon Asset Allocation Fund, BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, or certain of the Underlying Funds in which each fund may invest, may invest in and utilize the investments and investment techniques indicated below.

Fund	Equity Securities[1]	IPOs	U.S. Government Securities	Corporate Debt Securities	High Yield and Lower-Rated Securities	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
BNY Mellon Asset Allocation Fund	✓	✓	✓	✓	✓	✓	✓
BNY Mellon Bond Fund	✓		✓	✓		✓
BNY Mellon Corporate Bond Fund	✓		✓	✓	✓[2]	✓
BNY Mellon Emerging Markets Fund	✓
BNY Mellon Focused Equity Opportunities Fund	✓	✓	✓	✓		✓
BNY Mellon Income Stock Fund	✓	✓	✓	✓
BNY Mellon Intermediate Bond Fund	✓		✓	✓		✓

1       Except as otherwise noted, includes common and preferred stock, convertible securities and warrants.  For BNY Mellon Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Intermediate Bond Fund, includes preferred stock and convertible securities.  For BNY Mellon Emerging Markets Fund and BNY Mellon Income Stock Fund, includes common and preferred stock and convertible securities.  For BNY Mellon Large Cap Stock Fund, includes common stock.  For BNY Mellon Intermediate U.S. Government Fund and BNY Mellon Municipal Opportunities Fund, include convertible securities.

        BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund each also may invest in synthetic convertible securities.

2          The fund may invest up to 20% of its assets in fixed-income securities rated below investment grade or the unrated equivalent as determined by the Adviser, but no lower than Ba-/BB- (or the unrated equivalent as determined by the Adviser) in the case of mortgage-related and asset-backed securities.

21

Fund	Equity Securities[1]	IPOs	U.S. Government Securities	Corporate Debt Securities	High Yield and Lower-Rated Securities	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
BNY Mellon Income Stock Fund	✓	✓	✓	✓
BNY Mellon Intermediate Bond Fund	✓		✓	✓		✓
BNY Mellon Intermediate U.S. Government Fund	✓		✓			✓
BNY Mellon International Appreciation Fund	✓			✓
BNY Mellon International Equity Income Fund	✓	✓	✓	✓	✓	✓
BNY Mellon International Fund	✓
BNY Mellon Large Cap Market Opportunities Fund	✓	✓	✓	✓		✓
BNY Mellon Large Cap Stock Fund	✓	✓	✓
BNY Mellon Massachusetts Intermediate Municipal Bond Fund						✓
BNY Mellon Mid Cap Multi-Strategy Fund	✓	✓	✓			✓
BNY Mellon Municipal Opportunities Fund	✓		✓	✓	✓ (up to 20% of its assets)	✓
BNY Mellon National Intermediate Municipal Bond Fund						✓
BNY Mellon National Short-Term Municipal Bond Fund						✓
BNY Mellon New York Intermediate Tax-Exempt Bond Fund						✓
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund						✓
BNY Mellon Short-Term U.S. Government Securities Fund			✓
BNY Mellon Small Cap Multi-Strategy Fund	✓	✓	✓	✓		✓
BNY Mellon Small/Mid Cap Fund	✓	✓	✓	✓		✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	✓	✓	✓	✓		✓
BNY Mellon U.S. Core Equity 130/30 Fund	✓	✓	✓

22

Fund	Variable and Floating Rate Securities	Participation Interests and Assignments[3]	Mortgage-Related Securities	Asset-Backed Securities	Collateralized Debt Obligations
BNY Mellon Asset Allocation Fund	✓	✓	✓	✓	✓
BNY Mellon Bond Fund	✓		✓	✓
BNY Mellon Corporate Bond Fund	✓	✓	✓[4]	✓[2]
BNY Mellon Emerging Markets Fund
BNY Mellon Focused Equity Opportunities Fund	✓		✓	✓
BNY Mellon Income Stock Fund
BNY Mellon Intermediate Bond Fund	✓		✓	✓
BNY Mellon Intermediate U.S. Government Fund	✓		✓	✓
BNY Mellon International Appreciation Fund
BNY Mellon International Equity Income Fund	✓	✓
BNY Mellon International Fund

3          For BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, tax-exempt participation interests only.

4       Mortgage-related and asset-backed securities in which the fund invests must be rated at least Ba- by Moody's or BB- by S&P or Fitch or the unrated equivalent as determined by the Adviser.

23

Fund	Variable and Floating Rate Securities	Participation Interests and Assignments[3]	Mortgage-Related Securities	Asset-Backed Securities	Collateralized Debt Obligations
BNY Mellon Large Cap Market Opportunities Fund	✓	✓	✓	✓
BNY Mellon Large Cap Stock Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	✓	✓ (municipal securities only)
BNY Mellon Mid Cap Multi-Strategy Fund	✓		✓	✓
BNY Mellon Municipal Opportunities Fund	✓	✓ (municipal securities only)	✓	✓
BNY Mellon National Intermediate Municipal Bond Fund	✓	✓ (municipal securities only)
BNY Mellon National Short-Term Municipal Bond Fund	✓	✓ (municipal securities only)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	✓	✓ (municipal securities only)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	✓	✓ (municipal securities only)
BNY Mellon Short-Term U.S. Government Securities Fund			✓ (up to 35% of net assets)
BNY Mellon Small Cap Multi-Strategy Fund	✓		✓	✓
BNY Mellon Small/Mid Cap Fund	✓		✓	✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	✓	✓	✓	✓
BNY Mellon U.S. Core Equity 130/30 Fund

24

Fund	Municipal Securities[5]	Funding Agreements	REITs	Money Market Instruments[6]	Foreign Securities[7]	Emerging Markets	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
BNY Mellon Asset Allocation Fund			✓	✓	✓	✓	✓	✓
BNY Mellon Bond Fund	✓			✓	✓
BNY Mellon Corporate Bond Fund	✓		✓	✓	✓	✓		✓
BNY Mellon Emerging Markets Fund			✓	✓	✓	✓	✓	✓[8]
BNY Mellon Focused Equity Opportunities Fund			✓	✓	✓	✓	✓	✓
BNY Mellon Income Stock Fund				✓	✓		✓

5          BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund each may invest up to 10% of the value of its assets in tender option bonds.

BNY Mellon Municipal Opportunities Fund may invest, to a limited extent, in certain municipal bonds that are taxable obligations, which offer yields comparable to, and in some cases greater than, the yields available on other permissible fund investments.

6       Money market instruments consist of high quality, short-term debt obligations, including U.S. Government securities, bank obligations, repurchase agreements and commercial paper.  For all funds, (1) when the Adviser determines that adverse market conditions exist, a fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, and (2) a fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.  The commercial paper purchased by a fund will consist only of obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch (Prime-3, A-3 or F3 for BNY Mellon Corporate Bond Fund only); (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or AA- by S&P or by Fitch (Baa or BBB- for BNY Mellon Corporate Bond Fund only); or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the fund.  When a fund has adopted a temporary defensive position, it may not achieve its investment objective(s).

7       BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund each may invest up to 25% of their respective assets in equity securities of foreign companies, including those located in emerging market countries.  BNY Mellon Small Cap Multi-Strategy Fund may invest up to 15% of its assets in equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging markets.  BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small/Mid Cap Fund may invest up to 15% of its assets in equity securities of foreign issuers, including those in emerging market countries.

25

8       Sovereign debt obligations only.

26

Fund	Municipal Securities[5]	Funding Agreements	REITs	Money Market Instruments[6]	Foreign Securities[7]	Emerging Markets	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
BNY Mellon Intermediate Bond Fund	✓			✓	✓
BNY Mellon Intermediate U.S. Government Fund	✓			✓
BNY Mellon International Appreciation Fund			✓	✓	✓		✓
BNY Mellon International Equity Income Fund			✓	✓	✓	✓	✓	✓
BNY Mellon International Fund			✓	✓	✓		✓
BNY Mellon Large Cap Market Opportunities Fund			✓	✓	✓	✓	✓	✓
BNY Mellon Large Cap Stock Fund			✓	✓	✓		✓
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	✓			✓
BNY Mellon Mid Cap Multi-Strategy Fund			✓[9]	✓	✓	✓	✓	✓
BNY Mellon Municipal Opportunities Fund	✓			✓	✓			✓

9       Publicly-traded REITs only.

27

Fund	Municipal Securities[5]	Funding Agreements	REITs	Money Market Instruments[6]	Foreign Securities[7]	Emerging Markets	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
BNY Mellon National Intermediate Municipal Bond Fund	✓			✓
BNY Mellon National Short-Term Municipal Bond Fund	✓			✓
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	✓			✓
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	✓			✓
BNY Mellon Short-Term U.S. Government Securities Fund	✓			✓
BNY Mellon Small Cap Multi-Strategy Fund			✓	✓	✓	✓	✓	✓
BNY Mellon Small/Mid Cap Fund			✓	✓	✓	✓	✓	✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund			✓	✓	✓	✓	✓	✓
BNY Mellon U.S. Core Equity 130/30 Fund			✓	✓	✓		✓

28

Fund	Eurodollar and Yankee Dollar Investments	Investment Companies	ETFs	Exchange-Traded Notes	Futures Transactions[10]	Options Transactions[11]
BNY Mellon Asset Allocation Fund	✓	✓	✓		✓	✓
BNY Mellon Bond Fund		✓			✓	✓
BNY Mellon Corporate Bond Fund		✓	✓		✓	✓
BNY Mellon Emerging Markets Fund		✓	✓		✓	✓
BNY Mellon Focused Equity Opportunities Fund		✓	✓		✓	✓
BNY Mellon Income Stock Fund		✓	✓		✓	✓
BNY Mellon Intermediate Bond Fund		✓			✓	✓
BNY Mellon Intermediate U.S. Government Fund		✓			✓	✓
BNY Mellon International Appreciation Fund		✓	✓		✓	✓
BNY Mellon International Equity Income Fund		✓	✓		✓	✓
BNY Mellon International Fund		✓	✓		✓	✓
BNY Mellon Large Cap Market Opportunities Fund		✓	✓		✓	✓
BNY Mellon Large Cap Stock Fund		✓	✓		✓	✓
BNY Mellon Massachusetts Intermediate Municipal Bond Fund		✓			✓	✓

10        Except for BNY Mellon Corporate Bond Fund and BNY Mellon International Equity Income Fund, each fund may not enter into futures contracts or purchase options on futures contracts if, immediately thereafter, the sum of the amount of margin deposits on the fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the fund's total assets, after taking into account unrealized profits and losses on any existing contracts.

11     Each fund may write only covered call options on securities.  Each fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the over-the-counter market for which there appears to be a liquid secondary market.  BNY Mellon Corporate Bond Fund and BNY Mellon International Equity Income Fund each may purchase and sell both exchange-traded and, for hedging purposes only, over-the-counter options.  Except for BNY Mellon Income Stock Fund, each fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

29

Fund	Eurodollar and Yankee Dollar Investments	Investment Companies	ETFs	Exchange-Traded Notes	Futures Transactions[10]	Options Transactions[11]
BNY Mellon Mid Cap Multi-Strategy Fund		✓	✓		✓	✓
BNY Mellon Municipal Opportunities Fund		✓			✓	✓
BNY Mellon National Intermediate Municipal Bond Fund		✓			✓	✓
BNY Mellon National Short-Term Municipal Bond Fund		✓			✓	✓
BNY Mellon New York Intermediate Tax-Exempt Bond Fund		✓			✓	✓
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		✓			✓	✓
BNY Mellon Short-Term U.S. Government Securities Fund		✓			✓	✓
BNY Mellon Small Cap Multi-Strategy Fund		✓	✓		✓	✓
BNY Mellon Small/Mid Cap Fund		✓	✓		✓	✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		✓	✓		✓	✓
BNY Mellon U.S. Core Equity 130/30 Fund		✓	✓		✓	✓

30

Fund	Swap Transactions[12]	Credit Linked Securities	Credit Derivatives	Structured Securities and Hybrid Instruments	Participatory Notes	Custodial Receipts
BNY Mellon Asset Allocation Fund	✓	✓	✓	✓	✓	✓
BNY Mellon Bond Fund	✓
BNY Mellon Corporate Bond Fund	✓
BNY Mellon Emerging Markets Fund					✓
BNY Mellon Focused Equity Opportunities Fund	✓				✓
BNY Mellon Income Stock Fund
BNY Mellon Intermediate Bond Fund	✓
BNY Mellon Intermediate U.S. Government Fund	✓
BNY Mellon International Appreciation Fund	✓				✓
BNY Mellon International Equity Income Fund	✓				✓
BNY Mellon International Fund
BNY Mellon Large Cap Market Opportunities Fund	✓				✓

12        BNY Mellon Corporate Bond Fund and BNY Mellon International Equity Income Fund each will enter into swap transactions only for hedging purposes and only when the Adviser believes it would be in the best interests of the fund's shareholders to do so.

31

Fund	Swap Transactions[12]	Credit Linked Securities	Credit Derivatives	Structured Securities and Hybrid Instruments	Participatory Notes	Custodial Receipts
BNY Mellon Large Cap Stock Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	✓					✓
BNY Mellon Mid Cap Multi-Strategy Fund	✓				✓
BNY Mellon Municipal Opportunities Fund	✓					✓
BNY Mellon National Intermediate Municipal Bond Fund	✓					✓
BNY Mellon National Short-Term Municipal Bond Fund	✓					✓
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	✓					✓
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	✓					✓
BNY Mellon Short-Term U.S. Government Securities Fund
BNY Mellon Small Cap Multi-Strategy Fund	✓				✓
BNY Mellon Small/Mid Cap Fund	✓				✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	✓				✓
BNY Mellon U.S. Core Equity 130/30 Fund	✓

32

Fund	Foreign Currency Transactions	Commodities	Short-Selling[13]	Lending Portfolio Securities	Borrowing Money[14]
BNY Mellon Asset Allocation Fund	✓		✓	✓	✓
BNY Mellon Bond Fund	✓			✓	✓
BNY Mellon Corporate Bond Fund	✓		✓	✓	✓
BNY Mellon Emerging Markets Fund	✓		✓	✓	✓
BNY Mellon Focused Equity Opportunities Fund	✓		✓	✓	✓
BNY Mellon Income Stock Fund				✓	✓
BNY Mellon Intermediate Bond Fund	✓			✓	✓
BNY Mellon Intermediate U.S. Government Fund				✓	✓
BNY Mellon International Appreciation Fund	✓		✓	✓	✓

13        For each fund, except BNY Mellon Corporate Bond Fund, BNY Mellon International Equity Income Fund and BNY Mellon U.S. Core Equity 130/30 Fund, (1) the fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the fund's net assets, (2) the fund may not make a short sale which results in the fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer, and (3) at no time will more than 15% of the value of the fund's net assets be in deposits on short sales against the box.

BNY Mellon Corporate Bond Fund and BNY Mellon International Equity Income Fund each will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the fund's net assets.

Normally, BNY Mellon U.S. Core Equity 130/30 Fund will hold short positions equal in value to approximately 30% of the fund's assets; however, the fund's short positions may range in value from approximately 25% to 35% of the fund's assets.

14        Each fund, except BNY Mellon Municipal Opportunities Fund, currently intends to borrow money only for temporary or emergency (not leveraging) purposes.

1

Fund	Foreign Currency Transactions	Commodities	Short-Selling[13]	Lending Portfolio Securities	Borrowing Money[14]
BNY Mellon International Equity Income Fund	✓		✓	✓	✓
BNY Mellon International Fund	✓		✓	✓	✓
BNY Mellon Large Cap Market Opportunities Fund	✓		✓	✓	✓
BNY Mellon Large Cap Stock Fund				✓	✓
BNY Mellon Massachusetts Intermediate Municipal Bond Fund				✓	✓
BNY Mellon Mid Cap Multi-Strategy Fund	✓			✓	✓
BNY Mellon Municipal Opportunities Fund	✓		✓	✓	✓
BNY Mellon National Intermediate Municipal Bond Fund				✓	✓
BNY Mellon National Short-Term Municipal Bond Fund				✓	✓
BNY Mellon New York Intermediate Tax-Exempt Bond Fund				✓	✓
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund				✓	✓
BNY Mellon Short-Term U.S. Government Securities Fund			✓	✓	✓
BNY Mellon Small Cap Multi-Strategy Fund	✓			✓	✓
BNY Mellon Small/Mid Cap Fund	✓		✓	✓	✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	✓		✓	✓	✓
BNY Mellon U.S. Core Equity 130/30 Fund	✓		✓	✓	✓

2

Fund	Borrowing Money for Leverage[14]	Reverse Repurchase Agreements	Forward Commitments	Forward Mortgage Roll Transactions	Illiquid Securities
BNY Mellon Asset Allocation Fund	✓	✓	✓	✓	✓
BNY Mellon Bond Fund			✓	✓	✓
BNY Mellon Corporate Bond Fund	✓	✓	✓	✓	✓
BNY Mellon Emerging Markets Fund			✓		✓
BNY Mellon Focused Equity Opportunities Fund		✓	✓		✓
BNY Mellon Income Stock Fund		✓	✓		✓
BNY Mellon Intermediate Bond Fund			✓	✓	✓
BNY Mellon Intermediate U.S. Government Fund		✓	✓	✓	✓
BNY Mellon International Appreciation Fund		✓	✓		✓
BNY Mellon International Equity Income Fund	✓	✓	✓		✓
BNY Mellon International Fund			✓		✓
BNY Mellon Large Cap Market Opportunities Fund		✓	✓		✓
BNY Mellon Large Cap Stock Fund		✓	✓		✓
BNY Mellon Massachusetts Intermediate Municipal Bond Fund			✓		✓
BNY Mellon Mid Cap Multi-Strategy Fund		✓	✓	✓	✓
BNY Mellon Municipal Opportunities Fund	✓		✓	✓	✓
BNY Mellon National Intermediate Municipal Bond Fund			✓		✓

3

Fund	Borrowing Money for Leverage[14]	Reverse Repurchase Agreements	Forward Commitments	Forward Mortgage Roll Transactions	Illiquid Securities
BNY Mellon National Short-Term Municipal Bond Fund			✓		✓
BNY Mellon New York Intermediate Tax-Exempt Bond Fund			✓		✓
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund			✓		✓
BNY Mellon Short-Term U.S. Government Securities Fund			✓	✓	✓
BNY Mellon Small Cap Multi-Strategy Fund		✓	✓	✓	✓
BNY Mellon Small/Mid Cap Fund		✓	✓		✓
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		✓	✓		✓
BNY Mellon U.S. Core Equity 130/30 Fund		✓	✓		✓

BNY Mellon Emerging Markets Fund.  The fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stocks of companies organized, or with a majority of assets or business in, emerging market countries.  Emerging market countries generally include all countries represented by the Morgan Stanley Capital International ("MSCI") Emerging Markets Index.  As of December 6, 2012, the MSCI Emerging Markets Index consisted of the following emerging market countries:  Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey].

BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund and BNY Mellon National Short-Term Municipal Bond Fund.  Each fund anticipates being as fully invested as practicable in Municipal Bonds.  Although each fund's goal is to provide income exempt from federal income taxes, it may invest up to 20% of its net assets in obligations that pay income subject to federal income taxes.

BNY Mellon International Equity Income Fund.  The fund typically invests in countries represented in the Morgan Stanley Capital International All Country World Index Ex-U.S. ("MSCI ACWI Ex-US Index").  The MSCI ACWI Ex-US Index, an unmanaged, free float-adjusted market capitalization weighted index, measures the equity market performance of developed and emerging markets, excluding the United States.  As of December 6, 2012, the MSCI ACWI Ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.  The developed market country indices included are:  Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are:  Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

4

BNY Mellon Massachusetts Intermediate Municipal Bond Fund.  The fund anticipates being as fully invested as practicable in Massachusetts Municipal Bonds.  Although the fund's goal is to provide income exempt from federal and Massachusetts personal income taxes, it may invest under normal market conditions up to 20% of its net assets in taxable obligations and in Municipal Obligations the interest from which is exempt from federal, but not Massachusetts, personal income taxes.  The fund also may invest without limit in obligations the interest on which is an item of tax preference for purposes of the AMT.  In addition, the fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in securities the interest from which is subject to federal or Massachusetts personal income taxes or both.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund.  Each fund will invest in taxable obligations only if and when the Adviser believes it would be in the best interests of the fund's shareholders to do so.  Situations in which a fund may invest in taxable obligations include: (a) pending investment of proceeds of sales of shares of the fund or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions.  A fund may temporarily invest more than 20% of its net assets in federally taxable obligations to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Bonds.  Under such circumstances, a fund may invest in money market obligations as described in the chart above.

BNY Mellon Municipal Opportunities Fund.  The fund may invest up to 50% of the value of its net assets in obligations the interest on which is an item of tax preference for purposes of the AMT.  The fund may invest under normal conditions up to 20% of its net assets in taxable obligations, including non-U.S. dollar denominated foreign debt securities such as Brady bonds and sovereign debt obligations.  In addition, the fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable obligations.  In managing the fund, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund.  Each fund may invest without limit in obligations the interest on which is an item of tax preference for purposes of the AMT.  Each fund may invest under normal conditions up to 20% of its net assets in taxable obligations.  In addition, each fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable obligations.  In managing each fund, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund.  The fund anticipates being as fully invested as practicable in New York Municipal Bonds.  Although the fund's goal is to provide income exempt from federal and New York state and New York city personal income taxes, under normal market conditions, it may invest up to 20% of its net assets in taxable obligations and Municipal Obligations the interest from which is exempt from federal, but not New York state and New York city, personal income taxes.  The fund also may invest up to 20% of the value of its net assets in obligations the interest on which is an item of tax preference for purposes of the AMT.  In addition, the fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of the value of its net assets in securities the interest from which is subject to federal or New York state and New York city personal income taxes or both.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund.  The fund anticipates being as fully invested as practicable in Pennsylvania Municipal Bonds.  Although the fund's goal is to provide income exempt from federal and Pennsylvania personal income taxes, it may invest under normal market conditions up to 20% of its net assets in taxable obligations and in Municipal Obligations the interest from which is exempt from federal, but not Pennsylvania, personal income taxes.  The fund also may invest without limit in obligations the interest on which is an item of tax preference for purposes of the AMT.  In addition, the fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in securities the interest from which is subject to federal or Pennsylvania personal income taxes or both.

5

Money Market Funds

Fund	U.S. Government Securities	Repurchase Agreements	Bank Obligations	Participation Interests	Floating and Variable Rate Obligations
BNY Mellon Money Market Fund	✓	✓	✓	✓
BNY Mellon National Municipal Money Market Fund	✓	✓	✓	✓[15] (municipal securities only)	✓

15        For BNY Mellon National Municipal Money Market Fund, tax-exempt participation interests.

Fund	Asset-Backed Securities	Commercial Paper[16]	Investment Companies	Municipal Securities[17]	Foreign Securities
BNY Mellon Money Market Fund	✓	✓	✓	✓
BNY Mellon National Municipal Money Market Fund		✓[18]	✓	✓	✓

16     The commercial paper purchased by each fund will consist only of direct obligations issued by domestic and foreign entities which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch; or (b) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the fund.  The other corporate obligations in which the fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes).

17     A fund will only purchase municipal lease obligations subject to a non-appropriation clause when the payment of principal and interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.  The quality of the issuer must be equivalent to the quality standard prescribed for the fund.

        For BNY Mellon Money Market Fund, includes taxable municipal securities.

18        For BNY Mellon National Municipal Money Market Fund, tax-exempt commercial paper.

Fund	Illiquid Securities	Borrowing Money	Reverse Repurchase Agreements	Forward Commitments	Interfund Borrowing and Lending Program	Lending Portfolio Securities[19]
BNY Mellon Money Market Fund	✓	✓	✓	✓	✓	✓
BNY Mellon National Municipal Money Market Fund	✓	✓	✓	✓		✓

19     Other than pursuant to the Interfund Borrowing and Lending Program.

BNY Mellon National Municipal Money Market Fund.  The fund anticipates being as fully invested as practicable in Municipal Securities.  Although the fund's goal is to provide income exempt from federal income taxes, it may invest up to 20% of its net assets in money market obligations that pay income subject to federal income taxes.  The fund also may invest without limit in obligations the interest on which is an item of tax preference for purposes of the AMT.  In addition, the fund may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its net assets in taxable money market obligations.

6

The fund may purchase municipal lease obligations principally from banks, equipment vendors or other parties that have entered into an agreement with the fund providing that such party will remarket the municipal lease obligations on certain conditions (described below) within seven days after demand by the fund.  (Such agreements are referred to as "remarketing agreements" and the party that agrees to remarket or repurchase a municipal lease obligation is referred to as a "remarketing party.")  The agreement will provide for a remarketing price equal to the principal balance on the obligation as determined pursuant to the terms of the remarketing agreement as of the repurchase date (plus accrued interest).  The Manager anticipates that, in most cases, the remarketing agreement will also provide for the seller of the municipal lease obligation or the remarketing party to service it for a servicing fee.  The conditions to the fund's right to require the remarketing party to purchase or remarket the obligation are that the fund must certify at the time of remarketing that (1) payments of principal and interest under the municipal lease obligation are current and the fund has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in the sole opinion of a designated officer of the fund to meet the fund's liquidity needs, and (3) the governmental issuer has not notified the fund of termination of the underlying lease.

The remarketing agreement described above requires the remarketing party to purchase (or market to a third party) municipal lease obligations of the fund under certain conditions to provide liquidity if share redemptions of the fund exceed purchases of fund shares.  The fund will only enter into remarketing agreements with banks, equipment vendors or other responsible parties (such as insurance companies, broker-dealers and other financial institutions) that in the Manager's opinion are capable of meeting their obligations to the fund.  The Manager will regularly monitor the ability of remarketing parties to meet their obligations to the fund.  The fund will enter into remarketing agreements covering at least 75% of the principal amount of the municipal lease obligations in its portfolio.  The fund will not enter into remarketing agreements with any one remarketing party in excess of 5% of its total assets.  Remarketing agreements with broker-dealers may require an exemptive order under the 1940 Act.  The fund will not enter into such agreements with broker-dealers prior to the issuance of such an order or interpretation of the SEC that such an order is not required. There can be no assurance that such an order or interpretation will be granted.

The "remarketing" feature of the agreement entitles the remarketing party to attempt to resell the municipal lease obligation within seven days after demand from the fund; however, the remarketing party will be obligated to repurchase the obligation for its own account at the end of the seven-day period if such obligation has not been resold.  The remarketing agreement will often be entered into with the party who has sold a municipal lease obligation to the fund, but remarketing agreements may also be entered into with a separate remarketing party of the same type that meets the credit and other criteria listed above.  Up to 25% of the municipal lease obligations held by the fund may not be covered by remarketing agreements.  The fund, however, will not invest in municipal lease obligations that are not subject to remarketing agreements if, as a result of such investment, more than 10% of its total assets would be invested in illiquid securities such as (1) municipal lease obligations not subject to remarketing agreements and not deemed by the Manager at the time of purchase to be at least of comparable quality to rated municipal debt obligations, or (2) other illiquid assets such as securities restricted as to resale under federal or state securities laws.  For purposes of the preceding sentence, a municipal lease obligation that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or issuer deemed by the Manager to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease obligation is unrated, if the Manager determines that such municipal lease obligation is readily marketable because it is backed by such letter of credit or insurance policy.

As used within this section, high quality means that the municipal lease obligation meets all of the following criteria: (1) the underlying equipment is for an essential governmental function; (2) the municipality has a documented history of stable financial operations and timely payments of principal and interest on its municipal debt or lease obligation; (3) the lease/purchase agreement contains proper terms and conditions to protect against non-appropriation, substitution of equipment and other more general risks associated with the purchase of securities; (4) the equipment underlying the lease was leased in a proper and legal manner; and (5) the equipment underlying the lease was leased from a reputable equipment vendor.  A letter of credit or insurance policy would generally provide that the issuer of the letter of credit or insurance policy would pay the outstanding principal balance of the municipal lease obligations plus any accrued but unpaid interest upon non-appropriation or default by the governmental lessee.  However, the terms of each letter of credit or insurance policy may vary significantly and would affect the degree to which such protections increase the liquidity of a particular municipal lease obligation.  Changes in the credit quality of the issuer of the letter of credit or insurance policy or other party to a remarketing agreement could cause losses to the fund and adversely affect its share price.

7

INVESTMENT RESTRICTIONS

"Fundamental Policies" may not be changed without approval of the holders of a majority of the fund's outstanding voting securities (as defined in the 1940 Act).  "Nonfundamental Policies" may be changed at any time, without shareholder approval, by a vote of a majority of the board members and in compliance with applicable law and regulatory policy.

Fundamental Policies

For each of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Municipal Money Market Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, the fund's policy with respect to the investment of at least 80% of its net assets is a Fundamental Policy (see "Policies Related to Fund Names" below).

As a matter of Fundamental Policy, BNY Mellon Corporate Bond Fund may not, except as described below, and each other fund may not, except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors:

1.       Borrowing; Senior Securities

All funds except BNY Mellon Corporate Bond Fund.  Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the fund may borrow money in an amount not exceeding one-third of the fund's total assets at the time of such borrowing, and (b) the fund may issue multiple classes of shares.  The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

BNY Mellon Corporate Bond Fund.  Borrow money or issue senior securities as defined in the 1940 Act, except as permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.  (The 1940 Act currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets.)  For purposes of this restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options and other derivative instruments, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

2.       Commodities

All funds except BNY Mellon Corporate Bond Fund.  Purchase or sell commodities, except that the fund may enter into options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

BNY Mellon Corporate Bond Fund.  Purchase or sell physical commodities or contracts related to physical commodities, except as permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.  This restriction shall not prevent the fund from entering into options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

3.       Issuer Diversification

8

All funds except BNY Mellon Corporate Bond Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon International Equity Income Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund.  Purchase with respect to 75% of the fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

BNY Mellon Corporate Bond Fund.  Purchase with respect to 75% of the fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

4.       Industry Concentration

All funds except BNY Mellon Money Market Fund.  Purchase any securities which would cause more than 25% of the value of the fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.  (For purposes of this Fundamental Policy, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)  For purposes of this Fundamental Policy, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

BNY Mellon Money Market Fund.  Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Notwithstanding the foregoing, for temporary defensive purposes, the fund may invest less than 25% of its assets in bank obligations.

5.       Loans

All funds except BNY Mellon Corporate Bond Fund.  Make loans or lend securities, if as a result thereof more than one-third of the fund's total assets would be subject to all such loans.  For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

BNY Mellon Corporate Bond Fund.  Make loans or lend securities, except as permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.  (The 1940 Act currently limits such loans to no more than 33-1/3% of the value of the fund's total assets.)  Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.  For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) shall not constitute loans by the fund.

6.       Real Estate

All funds except BNY Mellon Corporate Bond Fund.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

BNY Mellon Corporate Bond Fund.  Purchase or sell real estate, except as permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.  This restriction shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein.

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7.       Underwriting

All funds except BNY Mellon Corporate Bond Fund.  Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the fund's investment program may be deemed an underwriting.

BNY Mellon Corporate Bond Fund.  Underwrite securities issued by any other person, except to the extent the fund may be deemed an underwriter under the 1933 Act by virtue of purchasing or disposing of portfolio securities and as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.

Nonfundamental Policies

As a Nonfundamental Policy, which may be changed at any time, without shareholder approval, in compliance with applicable law and regulatory policy, each fund, as indicated, may not:

1.       Margin

All funds except BNY Mellon Corporate Bond Fund.  Purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

BNY Mellon Corporate Bond Fund.  Purchase securities on margin, except as permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.  The use of short-term credit necessary for clearance of purchases and sales of portfolio securities, and effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction.  In addition, the fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, options on futures contracts and other derivative instruments.

2.       Purchase Securities of Other Investment Companies

All funds except BNY Mellon Corporate Bond Fund.  Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

BNY Mellon Corporate Bond Fund.  Invest in securities of other investment companies, except as permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction.

3.       Illiquid Investments

All funds.   Invest more than 15%, and each of BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund will not invest more than 5%, of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable.  For purposes of this Nonfundamental Policy, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act, securities which may be resold under Rule 144A under the Securities Act and municipal lease obligations and participations therein, provided that the board, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

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4.       Short Sales

All funds except BNY Mellon Corporate Bond Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon International Fund, BNY Mellon International Equity Income Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon U.S. Core Equity 130/30 Fund.  Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

5.       Borrowings

All funds.  Purchase any security while borrowings representing more than 5% of such fund's total assets are outstanding.

With respect to each fund, if a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.  With respect to the funds' policies pertaining to borrowing, however, if borrowings exceed 33-1/3% of the value of a fund's total assets as a result of a change in values or assets, the fund must take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.  In addition, as pertains to BNY Mellon Corporate Bond Fund and BNY Mellon International Equity Income Fund, the purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices will not be considered to involve the borrowing of money or issuance of senior securities to the extent the fund segregates liquid assets in an appropriate amount (e.g., equal in value to the fund's potential exposure with respect to the transaction) or otherwise "covers" its obligation under the transaction.  With respect to investing in real estate, the 1940 Act does not specifically permit investments in real estate, and the funds do not currently intend to invest in real estate.

Each fund, except BNY Mellon Asset Allocation Fund, BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, has adopted policies prohibiting them from operating as funds-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Policies Related to Fund Names

Each of the following funds invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes (for funds that may borrow for investment purposes), in the instruments (or other instruments with similar economic characteristics) described below.  Each fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets.

Fund	Investment
BNY Mellon Bond Fund BNY Mellon Intermediate Bond Fund	Bonds
BNY Mellon Corporate Bond Fund	Corporate bonds*
BNY Mellon Emerging Markets Fund	Equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets
BNY Mellon Focused Equity Opportunities Fund BNY Mellon International Appreciation Fund BNY Mellon International Equity Income Fund BNY Mellon U.S. Core Equity 130/30 Fund	Equity securities
BNY Mellon Income Stock Fund	Stocks
BNY Mellon Intermediate U.S. Government Fund	Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities
BNY Mellon Large Cap Stock Fund BNY Mellon Large Cap Market Opportunities Fund BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Equity securities of large cap companies
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Massachusetts Municipal Obligations
BNY Mellon Mid Cap Multi-Strategy Fund	Equity securities of mid cap companies
BNY Mellon National Intermediate Municipal Bond Fund BNY Mellon National Short-Term Municipal Bond Fund BNY Mellon Municipal Opportunities Fund	Municipal Obligations
BNY Mellon National Municipal Money Market Fund	Municipal Securities
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	New York Municipal Obligations
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Pennsylvania Municipal Obligations
BNY Mellon Short-Term U.S. Government Securities Fund	Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements in respect of such securities
BNY Mellon Small Cap Multi-Strategy Fund	Equity securities of small cap companies
BNY Mellon Small/Mid Cap Fund	Equity securities of small-cap and mid-cap companies

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*      Does not include foreign corporate bonds denominated in foreign currencies.

INFORMATION ABOUT THE FUNDS' ORGANIZATION AND STRUCTURE

BNY Mellon Funds Trust is an open-end management investment company.  The funds are series of BNY Mellon Funds Trust, and investments are made through, and shareholders invest in, the funds.  References in this SAI to a "fund" generally refer to the series of BNY Mellon Funds Trust.  BNY Mellon Funds Trust was organized as a Massachusetts business trust on April 14, 2000.

BNY Mellon Asset Allocation Fund, BNY Mellon Bond Fund, BNY Mellon Corporate Bond Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Income Stock Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, BNY Mellon International Fund, BNY Mellon International Appreciation Fund, BNY Mellon International Equity Income Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Large Cap Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Money Market Fund, BNY Mellon National Municipal Money Market Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Small/Mid Cap Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon U.S. Core Equity 130/30 Fund are classified as "diversified" under the 1940 Act.

BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund are classified as "non-diversified" under the 1940 Act.

ADMINISTRATION AGREEMENT

The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the BNY Mellon Funds Trust.  Pursuant to the Administration Agreement, The Bank of New York Mellon supplies office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, internal executive and administrative services, stationery and office supplies; prepares reports to shareholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; pays for transfer agency services (other than fees and expenses of the transfer agent associated with cash management and related services); calculates the net asset value of fund shares; and generally assists in supervising all aspects of fund operations (except investment management).  No administration fee is applied to assets held by Funds of Funds which are invested in shares of Underlying Funds or, with respect to BNY Mellon Asset Allocation Fund, cash or money market instruments.  The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain of these administrative services.  The funds' administration fee is calculated from the following administration fee schedule based on the level of assets of the funds in the BNY Mellon Funds Trust in the aggregate:

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Total Assets	Annual Fee
$0 to $6 billion	0.15%
Greater than $6 billion to $12 billion	0.12%
Greater than $12 billion	0.10%

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

K&L Gates LLP, 1601 K Street, N.W., Washington D.C.  20006-1600, as counsel for the funds, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the funds' prospectuses.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York  10038-4982, serves as counsel to the Independent Board Members.

KPMG LLP, 345 Park Avenue, New York, New York  10154, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the funds.

RISKS OF INVESTING IN STATE MUNICIPAL SECURITIES

Massachusetts

General Information

Massachusetts is a relatively slow growing but densely populated state with a well-educated population, comparatively high income levels and a relatively diversified economy.  Massachusetts has a comparatively large percentage of its residents living in metropolitan areas.  As of July 1, 2011, the population density of Massachusetts was 840.2 persons per square mile, as compared to 88.1 for the United States as a whole, and the State ranked third among the states in percentage of residents living in metropolitan areas (99.6%).  The State's population is concentrated in its eastern portion.  The city of Boston is the largest city in New England, with a 2011 population of 625,087.

The Massachusetts economy is diversified among several industrial and non-industrial sectors.  The four largest sectors of the economy (real estate and rental and leasing, professional and technical services, manufacturing and health care and social assistance) contributed 46% of the Commonwealth's GDP in 2011.  Manufacturing replaced the finance and insurance sector in 2011 as the third largest contributor to GDP.

Real per capita income levels in Massachusetts increased faster than the national average between 1994 and 1997.  In 2000, Massachusetts had its highest per capita income growth in 16 years, exceeding the national growth rate by 2.4%.  From 2001 to 2003, real income declined in Massachusetts while staying roughly flat for the nation. However, real income levels in Massachusetts remained well above the national average.  In 2006 and 2007, income in the state grew faster than in the nation, and since 2008, Massachusetts personal income has either declined more slowly, or grown more quickly, than the nation during the recession and its aftermath.  In 2011, the per capita income average in the Commonwealth was 453,621.  Only the District of Columbia, and Connecticut have had higher levels of per capita personal income.

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The unemployment rate in Massachusetts was consistently below the national average from mid-1995 through November 2005.  The Massachusetts rate exceeded the U.S. rate for 17 months starting in December 2005, but only three of those differences exceeded 0.2%. Since April 2007, the state rate has been at or below the comparable (seasonally adjusted) U.S. rate. In October 2007, the Massachusetts rate was 4.4%, the lowest it had been since October 2001.  The average unemployment rate for 2011 in Massachusetts and the nation was 7.4% and 8.9%, respectively.  By June 2012, the Massachusetts rate had dropped to 6.0%.

Commonwealth Finances

Cash Flow.  The State Treasurer is responsible for cash management and ensuring that all Commonwealth financial obligations are met on a timely basis.  Cash flow management incorporates the periodic use of short-term borrowing to meet cash flow needs for both capital and operating expenditures.  In particular, the Commonwealth makes local aid payments of approximately $1 billion to its cities and towns at the end of each calendar quarter, which in recent years has often resulted in the need for short-term cash flow borrowings.  All short-term cash flow borrowings, including both commercial paper and revenue anticipation notes ("RANs"), must be repaid by the end of the fiscal year (June 30).  The Commonwealth has relied upon its commercial paper program for additional liquidity since 2002.

The Stabilization Fund ended Fiscal Year 2011 with a balance of $1.379 billion, which represented a $709 million increase from the close of Fiscal Year 2010.  This increase resulted from Stabilization Fund investment earnings, statutorily required deposits on account of withholding taxes on Lottery winnings, a $350 million deposit authorized in the Fiscal Year 2011 final supplemental appropriations bill, and statutorily required deposits from the Fiscal Year 2011 consolidated net surplus.  The entire $709 million was expected to be transferred from the Commonwealth General Fund to the Stabilization Fund during November 2011.

Recent legislation provides for monthly rather than quarterly distributions of local aid by the Commonwealth beginning in Fiscal Year 2014.  The legislation also requires the EOAF, in consultation with the State Treasurer, to study the feasibility of short-term borrowing from the Stabilization Fund in order to avoid or minimize the Commonwealth's issuance of RANs.  The Secretary is required to submit a report to the Legislature by January 1, 2013.

The Commonwealth ended Fiscal Year 2012 with a cash balance of approximately $2.096 billion.  The most recent cash flow statement projects a Fiscal Year 2013 ending balance of approximately $2.071 billion.  For Fiscal Year 2013, the Commonwealth expects to issue approximately $2.423 billion, including $1.969 billion in general obligation bonds, $360.2 million of borrowing for the accelerated bridge program and $94.0 million for project finance spending.  The Commonwealth also expected to issue RANs in September 2012 with repayment in the fourth quarter of Fiscal Year 2013.

Fiscal Year 2011.  On June 30, 2010 the Governor approved the Fiscal Year 2011 budget, which totaled $27.57 billion.  The Governor vetoed approximately $457 million from the budget that was enacted by the Legislature.  Such vetoes included $372 million of appropriations funded from additional Federal Medical Assistance Percentage ("FMAP") that was assumed in the budget.  The Fiscal Year 2011 budget included a $100 million withdrawal from the Stabilization Fund, the use of Fiscal Year 2011 interest earnings on the balance in the Stabilization Fund and an additional $95 million in savings by suspending the statutory carryover of the Commonwealth General Fund balance into the next fiscal year.  The Fiscal Year 2011 budget also relied on $809 million in remaining available funds from the American Recovery and Reinvestment Act ("ARRA").

Through June 30, 2011, the end of Fiscal Year 2011, the Governor had approved Fiscal Year 2011 supplemental appropriations legislation totaling $1.511 billion.  After accounting for offsetting revenues (primarily federal Medicaid reimbursements), the net value of the spending was $661.3 million.  The Fiscal Year 2011 supplemental funding amount was somewhat larger than typical, because it included the expenditure of a significant amount of enhanced FMAP funds that were made available by the federal government after the Governor approved the original Fiscal Year 2011 budget.

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On October 27, 2011, the Governor approved the final Fiscal Year 2011 supplemental appropriations bill, which provided for the deposit of $350 million of Fiscal Year 2011 year-end surplus resources into the Stabilization Fund.  In addition, the bill provided $132.1 million in additional Fiscal Year 2011 appropriations and authorizes a further $22 million in already-authorized Fiscal Year 2011 funding to be made available in Fiscal Year 2012.

On November 2, 2011, the Commonwealth issued the Fiscal Year 2011 statutory basis financial report, which reported that Fiscal Year 2011 budgeted fund total revenues and other financing sources exceeded Fiscal Year 2011 budgeted fund total expenditures and other uses by $998 million, and Fiscal Year 2011 ended with a budgeted fund balance of $1.901 billion.  Of that amount, $1.379 billion was reserved in the Stabilization Fund, $400 million was reserved for continuing appropriations and debt service and $122 million was undesignated.

Fiscal Year 2012.  On July 11, 2011 the Governor approved the Fiscal Year 2012 budget, which totaled $30.598 billion.  The Fiscal Year 2012 budget assumed tax revenues of $20.636 billion, reflecting the consensus tax estimate of $20.525 billion, which was adjusted for the impact of revenue initiatives enacted as part of the budget.  The Fiscal Year 2012 budget authorized a $200 million withdrawal from the Stabilization Fund, the use of Fiscal Year 2012 interest earnings on the Stabilization Fund and an additional $103.7 million in savings achieved by suspending the statutorily required deposit into the Stabilization Fund of 0.5% of total tax revenue.  On October 17, 2011, the EOAF revised the Fiscal Year 2012 tax revenue estimate up to $21.010 billion.

Through June 30, 2012, the end of Fiscal Year 2012, the Governor had approved Fiscal Year 2012 supplemental appropriations legislation totaling $489.4 million.  A large portion of the supplemental funding was for MassHealth program reforms that are supported by federal reimbursements.  On July 16, 2012, the Governor filed supplemental budget legislation requesting funding of $30.4 million, including $15.5 million for the current projected local costs for storm response related to Tropical Storm Irene and the October 2011 snowstorm, $8 million for Personal Care Attendants collective bargaining costs and $5 million for increased MassHealth reimbursement rates for adult day health providers.

After accounting for all supplemental appropriations and updated revenue and spending projections, the EOAF expected Fiscal Year 2012 to end in balance without requiring any unbudgeted withdrawals from the Stabilization Fund.  In fact, this projection assumes a net deposit to the Stabilization Fund in Fiscal Year 2012 of $159.9 million, due to $375 million in one-time tax settlements in excess of $10 million being deposited to the Stabilization Fund.  These deposits are partially offset by the budgeted $200 million withdrawal of Stabilization Fund reserves to supporting the operating budget.  After accounting for these changes, the Stabilization Fund was projected to have a balance of $1.539 billion balance at the end of Fiscal Year 2012.

Fiscal Year 2013.  The Fiscal Year 2013 budget was enacted by the Legislature on June 28, 2012 and approved by the Governor on July 8, 2012.  A $1.250 billion interim budget for the first ten days of Fiscal Year 2013 had been enacted by the Legislature and approved by the Governor on June 26, 2012.  Total spending in the Fiscal Year 2013 budget amounts to approximately $32.508 billion, after accounting for $31.7 million in veto overrides.  Spending contemplated by the Fiscal Year 2013 budget is approximately $1.225 billion (3.93%) greater than Fiscal Year 2012 estimated spending levels at the time of the signing of the budget.

The Fiscal Year 2013 budget assumes tax revenues of $22.032 billion, reflecting the Fiscal Year 2013 consensus tax estimate of $21.950 billion, adjusted for the impact of revenue initiatives enacted as part of the budget, most notably a one-year delay of the FAS 109 deductions (additional $45.9 million) and enhanced tax enforcement initiatives (additional $36.3 million).  EOAF is assuming a reduction of $21 million in revenues attributable to a proposed two-day sales tax holiday, for a total revenue estimate of $22.012 billion.  The Fiscal Year 2013 budget relies on $616 million in one-time resources to support recurring spending, down from the Fiscal Year 2012 assumption of $651 million.  The Stabilization Fund is projected to have a $1.284 billion balance at the end of Fiscal Year 2013.

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Commonwealth Revenues

In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds, which are deposited in the Commonwealth's budgeted operating funds.

Commonwealth Taxes.  The major components of Commonwealth taxes are the income tax, which accounted for approximately 56.4% of total tax revenues in Fiscal Year 2012, the sales and use tax, which accounted for approximately 24.0% of total tax revenues in Fiscal Year 2012, and the corporations and other business and excise taxes, which accounted for approximately 11.0% of total tax revenues in Fiscal Year 2012.  Other tax and excise sources accounted for the remaining 8.6% of Fiscal Year 2012 tax revenues.

Income Tax.  The Commonwealth assesses personal income taxes at flat rates, according to classes of income after specified deductions and exemptions.  Under current law, the state personal income tax rate on most classes of taxable income is scheduled to be gradually reduced to 5.0%, contingent upon baseline state tax revenue growth Pursuant to state law, the state income tax rate was reduced from 5.3% to 5.25% (effective January 1, 2012), because the growth in Fiscal Year 2011 inflation adjusted baseline revenues over Fiscal Year 2010 exceeded 2.5%, and because, for each consecutive three-month period starting in August and ending in November 2011, there was positive inflation-adjusted baseline revenue growth as compared to the same consecutive three-month period in calendar 2010.  If these conditions are met again in Fiscal Year 2012, the state income tax rate will be further reduced from 5.25% to 5.20%, effective January 1, 2013.  The Department of Revenue ("DOR") estimates that the revenue impact of the 2012 rate reduction was between $52 million and $56 million.  The revenue impact of the Fiscal Year 2013 rate reduction would be between $50 million and $64 million.  The revenue impact for Fiscal Year 2014 (assuming no further rate reduction in calendar year 2014) would be between $110 million and $124 million.

The tax rate on gains from the sale of capital assets held for one year or less and from the sale of collectibles is 12%, and the tax rates on gains from the sale of capital assets owned more than one year is now 5.25% (effective January 1, 2012).  Interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt from taxation.

Sales and Use Tax.  As of August 1, 2009, the Commonwealth imposes a 6.25% (5% prior to August 1, 2009) sales tax on retail sales of certain tangible properties (including retail sales of meals) transacted in the Commonwealth and a corresponding 6.25% use tax on the storage, use or other consumption of like tangible properties brought into the Commonwealth.  However, food, clothing, prescribed medicine, materials and produce used in food production, machinery, materials, tools and fuel used in certain industries, and property subject to other excises (except for cigarettes) are exempt from sales taxation.  The sales and use tax also is applied to sales of electricity, gas and steam for certain nonresidential use and to nonresidential and most residential use of telecommunication services.

On November 2, 2010, the initiative petition that would have reduced the sales and use tax rates to 3% was defeated by voters.  However, the initiative petition to remove the sales tax on alcoholic beverages effective January 1, 2011 was passed.  The DOR estimates the tax revenue loss resulting from this change was approximately $40 million to $52 million for Fiscal Year 2011 and will be between $120 million and $130 million annually thereafter.

Beginning in Fiscal Year 2011, a portion of the Commonwealth's receipts from the sales tax (other than taxes required to be credited to the Convention Center Fund) is dedicated to the Commonwealth Transportation Fund. The amount dedicated is the amount raised by a portion of the sales tax equal to a 0.385% sales tax, with a floor of $275 million per fiscal year. Included in this amount is $100 million of general obligation contract assistance payments from the Commonwealth to the Massachusetts Department of Transportation.  In addition, the Fiscal Year 2010 budget effected a transfer of $275 million from the Commonwealth General Fund to the Commonwealth Transportation Fund.

Business Corporations Tax.  Corporations doing business in the Commonwealth, other than banks, trust companies, insurance companies, railroads, public utilities and safe deposit companies, are subject to an excise that has a property measure and an income measure.  The value of Commonwealth tangible property (not taxed locally) or net worth allocated to the Commonwealth is taxed at $2.60 per $1,000 of value.  The net income allocated to the Commonwealth, which is based on net income for federal taxes, is taxed at 8.00% (as of January 1, 2012), subject to further scheduled reductions.  The minimum tax is $456.

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Effective January 1, 2009, legislation changed the corporate tax structure in Massachusetts from a "separate company" reporting state to a "combined reporting" state.  This legislation also repealed the differences between federal and Massachusetts business entity classification rules for tax purposes so that companies are classified as the same type of legal entity for all tax purposes.  The legislation reduced the 9.5% business corporations tax rate to 8.75% as of January 1, 2010, 8.25% as of January 1, 2011 and 8.00% as of January 1, 2012 and thereafter.  The DOR estimates that these changes, in the aggregate, increased revenues by approximately $185.2 million in Fiscal Year 2009 (reflecting less than a full year's impact of the changes), $252.8 million in Fiscal Year 2010 and $173.8 million in Fiscal Year 2011, and will increase revenues by approximately $128.5 million in Fiscal Year 2012 and $107.7 million in Fiscal Year 2013 and thereafter.

Financial Institutions Tax.  Financial institutions (which include commercial and savings banks) are subject to an excise tax of 10.5%.  The tax reform legislation discussed above also provides for a reduction in the financial institutions tax rate to 10% as of January 1, 2010, 9.5% as of January 1, 2011 and 9% as of January 1, 2012 and thereafter.

Insurance Taxes.  Life insurance companies are subject to a 2% tax on gross premiums; domestic companies also pay a 14% tax on net investment income.  Property and casualty insurance companies are subject to a 2.28% tax on gross premiums.  Domestic companies also pay a 1% tax on gross investment income.

Public Utility Corporation Taxes. Public utility corporations are subject to an excise tax of 6.5% on net income.

Other Taxes.  Other tax revenues are derived by the Commonwealth from motor fuels excise taxes, cigarette and alcoholic beverage excise taxes, estate and deed excises and other tax sources.  The excise tax on motor fuels is $0.21 per gallon.  The state tax on hotel/motel room occupancy is 5.7%. On July 1, 2008, the Governor approved legislation raising the state cigarette tax from $1.51 per pack to $2.51 per pack.  The DOR estimates that this change resulted in additional revenue of between $140 million and $150 million in Fiscal Year 2009 and $124 million in Fiscal Year 2010.  The DOR estimated an increase of between $115 million and $130 million in subsequent years.

Federal and Other Non-Tax Revenues

Federal Revenue.  Federal revenue is collected through reimbursements for the federal share of entitlement programs such as Medicaid and, beginning in federal Fiscal Year 1997, through block grants for programs such as Transitional Assistance to Needy Families ("TANF").  The amount of federal revenue to be received is determined by state expenditures for these programs.  The Commonwealth receives reimbursement for approximately 50% of its spending for Medicaid programs.  Block grant funding for TANF is received quarterly and is contingent upon maintenance of effort spending level determined annually by the federal government.  In Fiscal Year 2010, federal reimbursements for budgeted operating activity amounted to $8.549 billion, including $1.328 billion as a result of enhanced FMAP reimbursement under ARRA.  Federal reimbursements for Fiscal Year 2011 amounted to $9.3 billion, including $1.244 billion as a result of enhanced FMAP reimbursement under ARRA, and Fiscal Year 2012 and 2013 projections are $7.772 billion and $8.034 billion, respectively.  Departmental and other non-tax revenues are derived from licenses, tuition, registrations and fees, and reimbursements and assessments for services.  For Fiscal Years 2010 and 2011 these revenues were $2.801 billion and $2.912 billion, respectively.  For Fiscal Years 2012 and 2013 these revenues are projected to be $3.007 billion and $3.331 billion, respectively.

On August 2, 2011, President Obama approved the Budget Control Act of 2011, which provides for between $2.1 trillion and $2.4 trillion of budgetary savings to the federal government over ten years.  The first phase of federal spending reductions is to be implemented through $917 billion in discretionary reductions.  Details concerning how these reductions may affect state budgets, including the Fiscal Year 2012 budget, have not yet been provided by the federal government.

Lottery Revenue.  For the budgeted operating funds, inter-fund transfers include transfers of profits from the State Lottery Fund and the Arts Lottery Fund and reimbursements for the budgeted costs of the State Lottery Commission.  This accounted for net transfers from the Lottery of $1.103 billion, $1.128 billion, $1.003 billion, $989.7 million and $976.5 million in Fiscal Years 2007 through 2011, respectively.  Fiscal Year 2011 Lottery operating revenues were $976.5 million, resulting in a $10 million deficit against $986.5 million in commitments appropriated by the Legislature from the State Lottery Fund and the Arts Lottery Fund.  Fiscal Year 2011 Lottery contributions to local aid totaled $812.2 million.

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The Fiscal Year 2012 budget assumes total transfers from the Lottery of $986.5 million to fund various commitments appropriated by the Legislature from the State Lottery Fund and the Arts Lottery Fund, including $809.8 million in appropriations for local aid to cities and towns.  For Fiscal Year 2012, preliminary (as of July 23, 2012) net operating revenues are $1.074 billion, which would result in excess transfers to the Commonwealth General Fund of $86.6 million.  As enacted, the Fiscal Year 2013 budget assumed total transfers from the State Lottery of $1.025 billion, which is equal to the current net operating revenue projections.

Tobacco Settlement.  On November 23, 1998, the Commonwealth joined with other states in entering into a master settlement agreement ("MSA"), which resolved the Commonwealth's and the other states' litigation against the cigarette industry.  Under the MSA, cigarette companies have agreed to make both annual payments (in perpetuity) and five initial payments (for the calendar years 1999 to 2003, inclusive) to the settling states.  Each payment amount is subject to applicable adjustments, reductions and offsets, including upward adjustments for inflation and downward adjustments for decreased domestic cigarette sales volume.

The Commonwealth's allocable share of the base amounts payable under the MSA is approximately 4.04%.  The Commonwealth had estimated its allocable share of the base amounts under the agreement through 2025 to be approximately $8.3 billion, subject to adjustments, reductions and offsets.  However, in pending litigation tobacco manufacturers are claiming that because of certain developments, they are entitled to reduce future payments under the MSA, and certain manufacturers withheld payments to the states that were due in April of each year since 2006.  The Commonwealth believes it is due the full amount and is pursuing its claim to unreduced payments.  The Commonwealth was also awarded $414.3 million from a separate Strategic Contribution Fund established under the MSA to reward certain states' particular contributions to the national tobacco litigation effort.  This additional amount is payable in equal annual installments during the calendar years 2008 through 2017.

MSA payments were initially deposited in a permanent trust fund (the Health Care Security Trust), with only a portion of the moneys made available for appropriation.  Beginning in Fiscal Year 2003, however, the Commonwealth has appropriated the full amount of MSA receipts in each year's budget.  The balance accumulated in the Health Care Security Trust amounted to $509.7 million at the end of Fiscal Year 2007. The Fiscal Year 2008 budget established the State Retiree Benefits Trust Fund for the purposes of depositing, investing and disbursing amounts set aside solely to meet liabilities of the state employee' retirement system for health care and other non-pension benefits for retired members of the system.  In Fiscal Year 2008 the Health Care Security Trust's balance was transferred to the State Retiree Benefits Trust Fund.  The Fiscal Year 2010 and Fiscal Year 2011 budgets transferred all payments received by the Commonwealth in Fiscal Year 2010 and Fiscal Year 2011 pursuant to the MSA from the Health Care Security Trust to the Commonwealth General Fund.  The Commonwealth has received approximately $3.54 billion in payments under the MSA.

Tax Revenues—Fiscal Years 2011-2013

Fiscal Year 2011.  Tax revenues for Fiscal Year 2011 totaled approximately $20.517 billion, an increase of approximately $1.973 billion (10.6%) over the same period in Fiscal Year 2010.  This increase is attributable in large part to an increase of approximately $431.8 million (34.2%) in income tax payments with returns and extensions, an increase of approximately $573.5 million (6.5%) in withholding collections, an increase of approximately $373.2 million (25.1%) in income tax estimated payments, a decrease of approximately $101.3 million (6.7%) in income tax refunds, an increase of approximately $293.1 million (6.4%) in sales and use tax collections, and an increase of approximately $107.6 million (5.1%) in corporate and business tax collections.

Fiscal Year 2012.  Preliminary tax revenues for Fiscal Year 2012, ended June 30, 2012, totaled approximately $21.115 billion, an increase of approximately $598 million (2.9%) over Fiscal Year 2011.  This increase is attributable, in large part, to an increase of approximately $330.9 million (3.5%) in withholding collections, an increase of approximately $17.0 million (1.0%) in income payments with returns and bills, a decrease of approximately $6.7 million (0.5%) in income cash refunds, an increase of approximately $154.6 million (3.2%) in sales and use tax collections and an increase of approximately $92.2 million (4.1%) in corporate and business collections, which were partly offset by a decrease of approximately $24.2 million (1.3%) in income cash estimated payments.  Preliminary Fiscal Year 2012 total tax collections were approximately $105 million above the Fiscal Year 2012 tax revenue estimate of $21.010 billion.

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Fiscal Year 2013.  The revenue estimate in the Fiscal Year 2013 budget is $22.011 billion.  Preliminary tax revenues for the first two months of Fiscal Year 2013 (through August 31, 2012) totaled approximately $2.870 billion, a decrease of approximately $0.4 million (0.02%) compared to the same period in Fiscal Year 2012.  This decline is attributable, in large part, to a decline of approximately $37.1 million (2.4%) in withholding collections, a decrease of approximately $7.5 million (12.5%) in income payments with returns and bills, which were partly offset by an increase of approximately $12.0 million (30.7%) in income cash estimated payments, an increase of approximately $28.4 million (3.3%) in sales and use tax collections and an increase of approximately $11.7 million (11.8%) in corporate and business collections.  Year-to-date Fiscal Year 2013 tax collections (through August) were approximately $68.7 million below the benchmark for the Fiscal Year 2013 tax revenue estimate of $22.011 billion.

Commonwealth Expenditures

Commonwealth Financial Support for Local Governments.  The Commonwealth makes substantial local aid payments to its cities, towns and regional school districts to mitigate the impact of local property tax limits on local programs and services.  Local aid payments take the form of both direct and indirect assistance.  Direct local aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts, excluding certain pension funds and non-appropriated funds.  In Fiscal Years 2011 and 2012, approximately $4. 785 billion and $4.930 billion, respectively, was allocated to direct local aid.  The Commonwealth's budget for Fiscal Year 2013 provides $5.12 billion of state-funded local aid to municipalities.

As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities.  The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil.  Since Fiscal Year 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets.  In Fiscal Year 2007, this legislation was revised to adjust the formula by which the Commonwealth calculates its local aid payments.  The Fiscal Year 2013 budget includes funding for education aid of $4.17 billion. This level of funding brings all school districts to the foundation level called for by 1993 education reform legislation, and is an increase of $173 million over the Fiscal Year 2012 state supported amount of $3.99 billion.

Medicaid.  The Commonwealth's Medicaid program, MassHealth, provides health care to low-income children and families, certain low-income adults, disabled individuals and low-income elderly.  The program, which is administered by the Executive Office of Health & Human Services ("EOHHS"), receives 50% in federal reimbursement on most Medicaid expenditures.

For Fiscal Year 2012, 33.4% of the Commonwealth's budget was devoted to Medicaid and the Commonwealth Care program.  Healthcare is the largest item in the Commonwealth's budget and has been one of the fastest growing budget items.  Medicaid spending from Fiscal Years 2007-12 grew by 6.08% on a compound annual basis.  During the same period, Medicaid enrollment was estimated to have increased 3.9% on a compound annual basis, driven largely by eligibility expansions and the individual mandate prescribed by the 2006 health care reform legislation.  The economic recession has additionally contributed to Medicaid membership increases from Fiscal Years 2009 to 2012.  Estimated Fiscal Year 2012 Medicaid spending was $10.435 billion.  Fiscal Year 2013 spending projections are slightly higher, at $10.991 billion.

Commonwealth Care.  State health care reform legislation enacted in 2006 created the Commonwealth Health Insurance Connector Authority to, among other things, administer the new Commonwealth Care program, a subsidized health insurance coverage program for adults whose income is up to 300% of the federal poverty level and who do not have access to employer-sponsored insurance.  Commonwealth Care began enrolling individuals on October 1, 2006.  At the end of Fiscal Year 2012, 187,364 residents were enrolled in Commonwealth Care.  The Fiscal Year 2012 budget included $777 million for Commonwealth Care and the Fiscal Year 2013 budget projects to provide $904 million.

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On January 19, 2011, the Commonwealth received authorization to receive federal reimbursement for up to approximately $23.0 billion in state health care spending from Fiscal Year 2009 through Fiscal Year 2011, which allowed the Commonwealth to spend up to $5.9 billion more over that three-year period than the previous Medicaid waiver period from Fiscal Year 2006 through Fiscal Year 2008.  It also enables the Commonwealth to claim federal reimbursement for all programs at current eligibility and benefit levels (including for Commonwealth Care's subsidized coverage of adults up to 300% of the federal poverty level).

Furthermore, the authorization restored $192.5 million in claiming authority for certain designated Commonwealth health programs whose federal authority was scheduled to phase down, in addition to new authority for federal reimbursement for certain health programs.  The Commonwealth also received authority to receive federal reimbursement for up to $230 million in transitional payments for private hospitals in the Commonwealth, and approximately $216 million in additional supplemental funding for Cambridge Health Alliance.  Under this authority, the Commonwealth made payments to seven acute hospitals that see a disproportionately high percentage of Medicaid and other subsidized patients.

The Commonwealth's waiver expired on June 30, 2011, but six successive one-month extensions were granted.  On December 20, 2011 the waiver was renewed by Centers for Medicare and Medicaid Services ("CMS") and will extend through June 30, 2014.  The $26.750 billion agreement, which represents a $5.690 billion increase over the previous waiver, preserves existing eligibility and benefit levels in the Medicaid and Commonwealth Care programs and includes more than $13.3 billion in revenue to the Commonwealth through federal financial participation.  During the three-year waiver period, the Commonwealth will fully implement the federal Patient Protection and Affordable Health Care Act ("PPACA").  The waiver supports alternative payment models and integrated care through Delivery System Transformation Initiative incentive payments to eligible safety net hospitals.  The total amount of payments over the three year period is up to $628 million, of which up to $82.2 million is expected to be covered by state resources annually.  Legislation approved in June 2012 supported the establishment and full funding for the trust fund, and MassHealth began implementation of the program at the end of Fiscal Year 2012.

Health Safety Net Trust Fund (formerly, the Uncompensated Care Pool).  This program reimburses acute care hospitals and community health centers for eligible services provided to low-income uninsured and underinsured people.  Success in expanding enrollment in health insurance through health care reform has resulted in decreased Health Safety Net utilization and payments.  As compared to Fiscal Year 2007, payments sustained a record drop through Fiscal Year 2008 (from $661 million to $396 million).  However, recent economic conditions have caused a modest increase in Health Safety Net usage.

The Fiscal Year 2013 budget includes $420 million in dedicated resources for the Health Safety Net, including $320 million from hospital and insurer assessments and $70 million from supplemental payments made by other sources and a $30 million contribution from the Commonwealth General Fund.  The Division of Health Care Finance and Policy continues to monitor Health Safety Net service volume and costs, to update evolving trends relating to Trust Fund care demand.  Projections will likely change as more data emerges regarding demand on the Health Safety Net, and a Health Safety Net shortfall of funding for Fiscal Year 2012 of $130 million is anticipated.  These projections are largely influenced by the current economic conditions and their effect on the Health Safety Net.

Federal Health Care Reform. On March 23, 2010 the President signed into law the PPACA, a comprehensive national health reform measure that is similar to the Massachusetts health care reform model and includes the introduction of a health insurance exchange, insurance market reforms, individual mandate requirements to ensure that individuals are accessing health insurance, and rules designed to encourage employers to contribute to health insurance for their employees.  Unlike many other states, the Commonwealth will not need to devote new state funding to cover populations under the federal Medicaid expansions, as the Commonwealth is already providing coverage exceeding the new federal coverage levels.  Instead, PPACA will provide the Commonwealth with significant additional federal funding for the Commonwealth's health insurance programs for low-income individuals starting in 2014.  The Commonwealth is aggressively analyzing this legislation to identify immediate funding opportunities and compliance requirements for the Commonwealth and begin planning for further adjustments needed as key provisions of national health care reform are gradually phased in.

Public Assistance.  Through the Department of Transitional Assistance, the Commonwealth administers three major programs of public assistance for eligible residents: transitional aid to families with dependent children; emergency assistance; emergency aid to the elderly, disabled and children; and the state supplemental benefits for residents enrolled in the federal supplemental security income program. In addition, the Commonwealth is responsible for administering the entirely federally funded Supplemental Nutrition Assistance Program (SNAP, formerly the food stamps program), which provides food assistance to low-income families and individuals.  The Department oversees state homeless shelter programs and spending for families and individuals.  Lastly, beginning in Fiscal Year 2008, the Commonwealth established a new supplemental nutritional assistance (SNA) program, which provides small supplemental benefits to working families currently enrolled in the SNAP program.  This program was terminated in 2010 and reinstated in 2012.  Total budgeted operating funds for the Department of Transitional Assistance were $859.5 million, $724.5 million and $736.7 million in Fiscal Years 2009, 2010 and 2011, respectively.

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Federal welfare reform legislation enacted on August 22, 1996 eliminated the federal entitlement program of aid to families with dependent children and replaced it with block grant funding for TANF.  The Commonwealth must meet federal maintenance-of-effort requirements in order to be eligible for the full TANF grant award.  In February 2006, federal legislation reauthorized the TANF block grant providing $459.4 million annually to the Commonwealth for the next five years, provided that the Commonwealth meets certain federal work requirements.  Congress has continued to extend the TANF block grant multiple times.  The most recent extension runs through September 30, 2012.

Under federal TANF program rules, Massachusetts must meet the federal work participation rate of 50% for all TANF families and 90% for two parent families beginning in federal Fiscal Year 2007.  The Commonwealth remains eligible under the federal program rules to lower the total required work participation rate requirement by applying credits earned through annual caseload reductions while continuing to meet federal requirements for state maintenance of effort spending.  In Fiscal Year 2008, Massachusetts was subject to a new methodology in determining the total annual caseload reduction credit that can be applied to the workforce participation target.  Because the new methodology diminished the Commonwealth's ability to lower its workforce participation target, it established a new supplemental nutrition program.  In February 2010, the Commonwealth was informed that, based on the caseload reduction credit for 2008, the revised target was 0%.  Consistent with federal guidance in 2009, the Commonwealth's target participation rate for 2008 through 2011 would be the lower of the 2008 or 2009 targets.  Based on the 0% for 2008, the targets for 2008 through 2011 were 0%.  Since the supplemental nutrition program was no longer needed to enable the Commonwealth to meet its target, the program was suspended.  When the ARRA-based target participation rates were eliminated in 2012, the SNA program was reinstated.

Other Health and Human Services.  The Office of Health Services encompasses programs and services from the Department of Public Health, the Department of Mental Health, and the Division of Health Care Finance and Policy.  Their goal is to promote healthy people, families, communities, and environments through coordinated care.  The Office of Health Services spent $1.121 billion and $1.101 billion in Fiscal Years 2010 and 2011, respectively.  It is projected to spend $1.180 billion and $1.214 billion in Fiscal Years 2012 and 2013, respectively.  The Department of Public Health spent $493.7 million and $488.1 million in Fiscal Years 2010 and 2011, respectively.  It is projected to spend $500.4 million and $519.4 million in Fiscal Years 2012 and 2013, respectively.  The Department of Mental Health spent $614.0 million and $598.2 million in Fiscal Years 2010 and 2011, respectively.  It is projected to spend $648.1 million and $666.3 million in Fiscal Years 2012 and 2013, respectively.  The Division of Health Care Finance and Policy spent $13.4 million and $14.8 million in Fiscal Years 2010 and 2011, respectively.  It is projected to spend $31.3 million and $28.1 million in Fiscal Years 2012 and 2013, respectively.

Commonwealth Pension Obligations.  The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees and for teachers of the cities, towns and regional school districts throughout the state.  The Commonwealth assumed responsibility, beginning in Fiscal Year 1982, for payment of cost of living adjustments for all local retirement systems.  However, in 1997 legislation was enacted removing from the Commonwealth the cost of future cost-of-living adjustments for these systems and providing that systems fund future cost-of-living adjustments.  Pension benefits for state employees are administered by the State Board of Retirement, and pension benefits for teachers are administered by the Teachers' Retirement Board.  Investment of the assets of the state employees' and teachers' retirement systems is managed by the Pension Reserves Investment Management Board.  In the case of all other retirement systems, the retirement board for the system administers pension benefits and manages investment of assets.  The members of these state and local retirement systems do not participate in the federal Social Security System.  The Commonwealth's employees' and teachers' retirement systems are partially funded by employee contributions of regular compensation, which rates vary depending on when the employee was hired.

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On September 30, 2011, the Public Employee Retirement Administration Commission released its actuarial valuation of the Commonwealth's total pension obligation as of January 1, 2011. The unfunded actuarial accrued liability as of that date was approximately $18.589 billion.  The valuation study estimated the total actuarial accrued liability to be approximately $64.219 billion with total assets valued on an actuarial basis at approximately $45.631 billion.

On January 18, 2011, EOAF filed a new triennial schedule that extended the deadline for amortizing the unfunded liability to zero from June 30, 2025 to June 30, 2040. The other assumptions underlying the new funding schedule include valuation of assets and liabilities as of January 1, 2010, an annual rate of return on assets of 8.25%, and an amortization growth rate of 5% to 6% during Fiscal Years 2013 to 2017.  The Fiscal Year 2012 transfer included in that schedule is $1.478 billion, a $36 million increase over Fiscal Year 2011. Legislation filed by the Governor in conjunction with the new triennial schedule incorporates the new pension funding amounts for the next six years rather than the statutorily required three, and requires that any adjustments to these amounts based on the next triennial schedule shall be limited to increases in the schedule amounts for each of the specified years.

On November 16, 2011, the Governor approved legislation containing pension reforms, including increasing the retirement ages, eliminating early retirement subsidies and increasing the period for average earnings from the highest three years to the highest five years for all new state employees who join a retirement system on or after April 2, 2012.  The legislation is expected to generate savings over the next 30 years estimated at more than $3 billion for the Commonwealth and nearly $2 billion for municipalities.

On June 25, 2012, the Governmental Accounting Standards Board voted to approve new standards that will modify the accounting and financial reporting of the Commonwealth's pension obligations.  The new standards will require the Commonwealth to report in its statement of net position a net pension liability.  Net pension liability is defined as the difference between the total pension liability and the assets set aside in a trust and restricted to paying benefits to current employees, retirees and their beneficiaries.  The new standards will require immediate recognition of more pension expense than is currently required.  The new standards will be effective for Fiscal Year 2015.

Higher Education.  The Commonwealth's system of higher education includes the five-campus University of Massachusetts, nine state colleges and 15 community colleges.  The operating revenues of each institution consist primarily of state appropriations and of student and other fees that may be imposed by the board of trustees of the institution.  Tuition levels are set by the Board of Higher Education, and tuition revenue is required to be remitted to the State Treasurer by each institution. The board of trustees of each institution submits operating and capital budget requests annually to the Board of Higher Education.  Fiscal Year 2010 and 2011 spending on higher education equaled $845.6 million and $943.0 million, respectively.  Preliminary Fiscal Year 2012 spending is $926.5 million and projected Fiscal Year 2013 spending is $940.1 million.

Capital Spending

EOAF maintains a multi-year capital spending plan, including an annual administrative limit on certain types of capital spending by state agencies.  In November, 2011, the Governor released a five-year capital investment plan for Fiscal Year 2012 through Fiscal Year 2016, totaling over $17.3 billion.  With the release of the plan, the Governor announced that the bond cap is expected to be $1.75 billion for Fiscal Year 2012, plus $148 million in unused bond cap from Fiscal Year 2011 which has been carried forward to support spending in Fiscal Year 2012.  The bond cap for Fiscal Year 2013 is projected to be $1.875 billion, and is projected to increase by $125 million in each subsequent fiscal year through Fiscal Year 2016.

The bond cap determination is based on the debt affordability policy, under which the Commonwealth sets the annual borrowing limit at a level designed to keep debt service within 8% of budgeted revenues.  For future fiscal years, 3% annual growth is assumed, which is the 10-year historic annual average growth in budgeted revenues.  In addition to keeping debt service within 8% of budgeted revenues, the debt management policy limits future annual growth in the bond cap to not more than $125 million through Fiscal Year 2015.  This additional constraint is designed to ensure that projected growth in the bond cap will be held to stable and sustainable levels.

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Massachusetts Bay Transportation Authority ("MBTA").  The MBTA issues its own bonds and notes and is also responsible for the payment of obligations issued by the Boston Metropolitan District prior to the creation of the MBTA in 1964.  Prior to July 1, 2000, the Commonwealth supported MBTA bonds, notes and other obligations through guaranties of the debt service on its bonds and notes, contract assistance generally equal to 90% of the debt service on outstanding MBTA bonds and payment of the MBTA's net cost of service (current expenses, including debt service, minus current income).

Beginning July 1, 2000, the Commonwealth's annual obligation to support the MBTA for operating costs and debt service was limited to a portion of the state sales tax revenues, but the Commonwealth remains contingently liable for the payment of MBTA bonds and notes issued prior to July 1, 2000.  The Commonwealth's obligation to pay such prior bonds is a general obligation.  As of June 30, 2012, the MBTA had approximately $494.7 million of such prior bonds outstanding.  Such bonds are currently scheduled to mature annually through Fiscal Year 2030, with annual debt service in the range of approximately $138 million to $118 million through Fiscal Year 2014 and declining thereafter.

Commonwealth Indebtedness

General Authority to Borrow.  Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the legislature present and voting thereon.  The constitution further provides that borrowed money shall not be expended for any other purpose than that for which it was borrowed or for the reduction or discharge of the principal of the loan.  In addition, the Commonwealth may give, loan or pledge its credit by a two-thirds vote of the members of each house of the legislature present and voting thereon, but such credit may not in any manner be given or loaned to or in aid of any individual, or of any private association, or of any corporation which is privately owned or managed.

General Obligation Debt.  The Commonwealth issues general obligation bonds and notes pursuant to Commonwealth law.  General obligation bonds and notes issued thereunder are deemed to be general obligations of the Commonwealth to which its full faith and credit are pledged for the payment of principal and interest when due, unless specifically provided otherwise on the face of such bond or note.  As of August 31, 2012, the Commonwealth had approximately $18.3 billion in issued and outstanding general obligation debt, of which $14.8 billion (81%) was fixed rate debt and $3.5 billion (19%) was variable rate debt.  The Commonwealth's outstanding general obligation variable rate debt consists of several variable rate structures.  Most of the outstanding variable rate bonds are in the form of variable rate demand bonds, which account for $1.5 billion of outstanding general obligation debt as of August 31, 2012.  Other outstanding variable rate structures include London Interbank Offered Rate (LIBOR) index bonds, auction rate securities, and consumer price index bonds.  Of the variable rate debt outstanding, the interest rates on $3.0 billion of total general obligation debt, have been synthetically fixed by means of floating-to-fixed interest rate swap agreements. These agreements are used as hedges to mitigate the risk associated with variable rate bonds.

Under legislation approved by the Governor on August 11, 2008, scheduled, periodic payments to be made by the Commonwealth pursuant to swap agreements in existence on August 1, 2008 or entered into after such date constitute general obligations of the Commonwealth to which its full faith and credit are pledged.  The remaining variable rate debt of $626 million, or approximately 3% of the total outstanding general obligation debt, is unhedged and, accordingly, floats with interest rates re-set on a periodic basis.

As of August 31, 2012, the Commonwealth had outstanding approximately $118.9 million ($63.0 million principal and $55.9 million discount) of variable rate "U. Plan" bonds, sold in conjunction with a college savings program administered by the Massachusetts Educational Financing Authority, which bear deferred interest at a rate equal to the percentage change in the consumer price index plus 2%, together with current interest at the rate of 0.5%.

The Commonwealth has issued general obligation bonds in the form of Build America Bonds ("BABs"), which were authorized under ARRA.  The Commonwealth is entitled to receive a cash subsidy from the federal government equal to 35% of the investment payable on the BABs provided the Commonwealth makes certain required filings in accordance with applicable federal rules.  Such interest subsidy payments are treated under federal law as overpayments of tax and, accordingly, are subject to offset against certain amounts that may be owed by the Commonwealth to the federal government or its agencies.  The Commonwealth is obligated to make payments of principal and interest on the BABs whether or not it receives interest subsidy payments.  As of August 31, 2012, the Commonwealth had approximately $2.1 billion of BABs outstanding.

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The Commonwealth is authorized to issue short-term general obligation debt as RANs or bond anticipation notes ("BANs").  RANs may be issued in any fiscal year in anticipation of the receipts for that year and must be repaid no later than the close of the fiscal year in which they are issued.  BANs may be issued in anticipation of the issuance of bonds, including special obligation convention center bonds.  In addition, the Commonwealth currently has liquidity support for a $400 million commercial paper program which it utilizes regularly for cash flow purposes.

As of December 31, 2012, the Commonwealth had approximately $13.9 billion in authorized but unissued general obligation debt.

Special Obligation Debt

The Commonwealth Transportation Fund.  The Commonwealth is authorized to issue special obligation bonds secured by all or a portion of revenues accounted to the Commonwealth Transportation Fund (formerly the Highway Fund).  Revenues that are currently accounted to the Commonwealth Transportation Fund are primarily derived from taxes and fees relating to the operation or use of motor vehicles in the Commonwealth, including the motor fuels excise tax.  As of August 31, 2012, the Commonwealth had outstanding $337.55 million of such special obligation bonds secured by a pledge of 6.86¢ of the 21¢ motor fuels excise tax.

The Commonwealth is also authorized to issue $1.875 billion of special obligation bonds secured by a pledge of all or a portion of revenues accounted to the Commonwealth Transportation Fund to fund a portion of the Commonwealth's accelerated structurally-deficient bridge program.  As of August 31, 2012, the Commonwealth had outstanding $995.39 million of such bonds.  The Commonwealth elected to issue such bonds as BABs (approximately $419.8 million) and Recovery Zone Economic Development Bonds ("RZEDBs") (approximately $156.4 million) for purposes of ARRA.  Such election entitles the Commonwealth to receive cash subsidy payments from the federal government equal to 35% of the debt service payable on the BABs and 45% of the debt service payable on the RZEDBs provided, in both cases, the Commonwealth makes certain required filings in accordance with applicable federal rules.

Convention Center Fund.  The Commonwealth is authorized to issue $694.4 million of special obligation bonds for the purposes of a new convention center in Boston ($609.4 million), the Springfield Civic Center ($66 million) and the Worcester convention center ($19 million).  The bonds are to be payable from moneys credited to the Boston Convention and Exhibition Center Fund created by legislation, which include the receipts from a 2.75% convention center financing fee added to the existing hotel tax in Boston, Cambridge, Springfield and Worcester, a surcharge on car rentals in Boston, a parking surcharge at all three facilities, a surcharge on sightseeing tours and cruises in Boston, tax receipts from certain hotels and other retail establishments in Boston, Cambridge and Springfield.  In June 2004, $686.7 million of special obligation bonds were issued, secured solely by the pledge of receipts of tax revenues within the special districts surrounding the centers and other special revenues connected to such facilities.  Of this, $638.7 million is still outstanding as of August 31, 2012.

Federal Grant Anticipation Notes.  The Commonwealth has issued federal grant anticipation notes yielding aggregate net proceeds of $1.5 billion, the full amount authorized, to finance the current cash flow needs of the Central Artery/Ted Williams Tunnel Project ("CA/T Project") in anticipation of future federal reimbursements.  The notes are not general obligations of the Commonwealth.  The notes mature between Fiscal Year 2006 and Fiscal Year 2015.  Such notes are secured by the pledge of federal highway construction reimbursement payments and by a contingent pledge of certain motor fuels excises. In practice, the interest on such notes has been paid from state appropriations. As of August 31, 2012, $510.39 million of such notes remained outstanding.  The lien securing such notes has been closed to further issuance.

On August 4, 2008, the Governor approved legislation authorizing the issuance of an additional $1.1 billion of grant anticipation notes secured by future federal funds to fund a portion of the Commonwealth's accelerated structurally deficient bridge program.  Similarly to the notes issued for the CA/T Project, the Commonwealth expects to pay interest on the notes for the bridge program from Commonwealth appropriations.  As of August 31, 2012, $100 million of such notes was outstanding.

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The $100 million of junior-lien grant anticipation notes were issued as BABs. Under current law, such payments received by the Commonwealth are required to be deposited in the Commonwealth General Fund and thus do not secure the notes.  EOAF intends to seek legislative authority to provide that such payments will be pledged to secure the notes.

Litigation

There are pending in state and federal courts within the Commonwealth and in the Supreme Court of the United States various suits in which the Commonwealth is a party.  In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

Commonwealth Programs and Services.  From time to time actions are brought against the Commonwealth by the recipients of governmental services, particularly recipients of human services benefits, seeking expanded levels of services and benefits and by the providers of such services challenging the Commonwealth's reimbursement rates and methodologies.  To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

Rosie D. et al v. The Governor.  In January 2006, the trial court ruled in favor of a class of Medicaid-recipient children that the Commonwealth fails to provide the home- and community-based services required under the Early and Periodic Screening, Diagnosis and Treatment provisions of federal Medicaid laws.  In 2007, the trial court adopted the defendants' proposed remedial plan, with some modifications, and subsequently entered judgment in accordance with that modified plan.  The Commonwealth did not appeal from that judgment and had begun implementation of its remedial plan.  The plan originally contemplated full implementation by June 30, 2009, but, on the Commonwealth's motion, the court modified the judgment to extend the date for full implementation to November 30, 2009.  In January 2009, the court allowed plaintiffs' motion for $7 million in legal fees.  MassHealth estimates that its implementation of program changes will increase its costs by approximately $215 million annually.  Although the Commonwealth paid the plaintiffs' attorneys approximately $7.1 million in court-approved fees, plaintiffs are entitled to submit additional petitions for recovery of attorneys' fees incurred post-judgment through the end of the remedial plan implementation period (July 2012).  In late May 2010, plaintiffs moved the court for payment of approximately $1.48 million in attorneys' fees for monitoring the implementation of the judgment during the period from January 1, 2007, through June 30, 2009.  Defendants' counsel filed an objection to approximately $250,000 of the fees requested.  The court issued an order reducing defendants' attorney fees by $50,000.  MassHealth estimates that its implementation of program changes in compliance with the remedial plan will increase its costs, including administrative costs, by approximately $215 million annually. On March 20, 2012, the court entered an order extending the monitoring period through December 31, 2012, and left open the possibility that the monitoring period could be extended further, depending upon when, and whether, the defendants are able to demonstrate to the court that they have fully complied with all tasks set forth in the judgment.

Kristy Didonato, et al. v. Department of Transitional Assistance, et al. (Didonato I and Didonato II).  These are consolidated class actions challenging DTA's practices and procedures relating to emergency shelter placements and, more specifically, its practices and procedures relating to the placement of families in shelters that are located more than 20 miles from their home communities. In October 2006, the Housing Court allowed the plaintiffs' motion for partial summary judgment on the systemic notice and hearing claims in Didonato I and II. Following the court's decision, DTA worked with plaintiffs' counsel to implement the court's partial summary judgment decision and also initiated settlement discussions to resolve the remaining claims in the consolidated complaints.  In 2009, plaintiffs' counsel moved to expand plaintiffs' requested relief to include a demand that DTA adopt a policy requiring that motel placements be used to avoid placing families with school-age children in shelters that are more than 20 miles from their home communities.  The program costs related to implementing such a requirement potentially could exceed $20 million.  On July 1, 2009, the emergency shelter program was transferred from DTA to another state agency, the Department of Housing and Community Development.  The merits of plaintiffs' suit are likely to be argued to the court in 2013.

Finch, et al. v. Health Insurance Connector Authority, et al.  Plaintiffs challenge a 2009 statute that excludes from the Commonwealth Care program those individuals who are alien residents with special status ("AWSS").  Many members of the AWSS population are otherwise eligible for subsidized insurance through the Commonwealth Care program.  The Commonwealth established a less expensive program to cover much of the AWSS population with health insurance.  The lawsuit does not ask for retroactive relief, but seeks to have the individuals reinstated to the Commonwealth Care program.  On May 6, 2011, the Supreme Judicial Court issued a decision in which it held that the Massachusetts statute constitutes a suspect classification that is subject to strict scrutiny under the Massachusetts Constitution.  The Supreme Judicial Court did not reach the question whether this restriction on Commonwealth Care eligibility would satisfy strict scrutiny, but remanded the matter for further proceedings.  On January 5, 2012, the Supreme Judicial Court held that the statute violates the equal protection provisions of the Commonwealth's Constitution.  This decision has significant fiscal implications for the Commonwealth, adding several tens of million dollars in costs in Fiscal Year 2012 and more than $150 million in annual costs in Fiscal Year 2013.

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Connor B., ex rel. Vigurs, et al. v. Patrick, et al.  This is a class action in which plaintiffs allege that the Commonwealth's foster care system violates numerous of the foster children's constitutional and statutory rights for various reasons.  The trial court denied the defendants' motion to dismiss the lawsuit and, in late February 2011, granted the plaintiffs' motion for class certification.  On September 6, 2011, the defendants moved to decertify the class on the basis of the U.S. Supreme Court's decision in Wal-Mart Stores, Inc. v. Dukes, but this motion was denied on November 10, 2011.  The case is now well into the discovery phase.  If plaintiffs succeed in achieving all of the declaratory and injunctive relief they seek, the Commonwealth could be required to expend tens of millions of dollars in increased foster care reimbursement payments, personnel costs and services.

SEIU v. Department of Mental Health.  The Service Employees International Union has challenged the Department of Mental Health's contracts for the provision of Community Based Flexible Supports ("CBFS") as unlawful privatization contracts under the so-called "Pacheco Law."  Plaintiff seeks declaratory relief invalidating portions of the CBFS contracts as well as reinstatement of and back pay for up to 100 former case managers who the plaintiff claims were laid off in 2009 as a result of these allegedly unlawful contracts.  On August 15, 2012, the Department filed a motion for judgment on the pleadings dismissing the case due to lack of subject matter jurisdiction based on the plaintiff's lack of standing to pursue the action and its failure to include as defendants in the action the private contractors whose contracts would be partially invalidated were the requested relief granted.  The Department further denies that it violated the Pacheco Law and denies that reinstatement or back pay would be available as relief in the action even if portions of the CBFS contracts were invalidated.  The Department believes that the potential cost associated with rehiring the laid-off case managers would be $10 million annually.  This would be in addition to whatever back pay might be awarded if the plaintiff prevails.

Medicaid Audits and Regulatory Reviews

In re: Centers for Medicare and Medicaid Services regulations (Uncompensated Care Pool/Health Safety Net Trust Fund).  The Federal Health Care Financing Administration (now, the CMS) asserted in June 2000 that the portion of the Medicaid program funded by the Commonwealth's Health Safety Net Trust Fund might violate federal regulations regarding permissible taxes on health care providers. Since 1993, MassHealth has sought federal waivers for the Commonwealth's assessment on acute care hospitals and surcharge payers, respectively, which fund the Uncompensated Care Pool and its successor, the Health Safety Net Trust Fund.  The Commonwealth believes that the assessments are within the federal law pertaining to health care related taxes.  Under federal regulations, if the Commonwealth were ultimately determined to have imposed an impermissible health care-related tax, the federal government could seek retroactive repayment of federal Medicaid reimbursements.  By the end of pool fiscal year 2012 the Commonwealth will have collected an estimated $5.157 billion in acute hospital assessments since 1990 and an estimated $2.037 billion in surcharge payments since 1998.

In re: Disallowance of 2005 MassHealth acute hospital supplemental payments. In February, 2011, CMS sent EOHHS a Notice of Disallowance of $25.43 million for payments to UMass Memorial Health Care, Inc. ("UMMHC") hospitals attributable to dates of service in Fiscal Year 2000 through 2003, based on CMS' interpretation of the 2-year payment claiming deadline.  EOHHS filed a request for reconsideration with the U.S. Department of Health and Human Services ("HHS") on March 31, 2011.  On April 17, 2012, the Commonwealth received notice that HHS affirmed $17.4 million of the UMMHC disallowance and reversed the remainder, allowing $8.1 million in payments.  A question remains as to whether CMS intended to allow $8.1 million or half that amount, since $8.1 million represents both the federal and non-federal share of the payment at issue.  EOHHS appealed the disallowance of $17.4 million to the Departmental Appeals Board on June 12, 2012.

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Boston Medical Center Corp., et. al. v. Secretary of the Executive Office of Health and Human Services.  The remaining plaintiffs are the Boston Medical Center, the BMC HealthNet Plan (a managed care organization serving Medicaid patients) and three other disproportionate share hospitals.  They allege that the Commonwealth was obligated to set higher Medicaid reimbursement rates for services plaintiffs have already provided to Medicaid clients.  Plaintiffs asserted claims totaling $192.6 million.  BMC and BMC HealthNet Plan seek $120.9 million for rate year 2009.  The three other remaining plaintiffs seek a total of $71.7 million for the six-year period ending in rate year 2009.  The trial court dismissed all claims in two related suits. Plaintiffs appealed and the two cases were consolidated.  Three additional hospitals had asserted further claims totaling another $44 million, so that the total prior exposure for these cases was $236.6 million, but they decided not to appeal from the trial court's decision.  Briefing is complete and oral argument took place before the Supreme Judicial Court on May 7, 2012.

Environmental Matters

Boston Harbor Cleanup.  The Commonwealth is engaged in various lawsuits concerning environmental and related laws, including an action brought by the U.S. Environmental Protection Agency ("EPA") alleging violations of the Clean Water Act and seeking to reduce the pollution in Boston Harbor.  See United States v. Metropolitan District Commission.  See also Conservation Law Foundation v. Metropolitan District Commission and United States v. South Essex Sewage District.  The Massachusetts Water Resources Authority ("MWRA"), successor in liability to the Metropolitan District Commission ("MDC"), has assumed primary responsibility for developing and implementing a court-approved plan and timetable for the construction of the treatment facilities necessary to achieve compliance with the federal requirements.  The total cost of construction of the wastewater facilities required under the Court's order, not including combined sewer overflow ("CSO") costs, was approximately $3.8 billion.  The MWRA has also spent approximately $784 million in developing and implementing the CSO plan and its projects. Thus, the cost of construction of water treatment facilities required under the court's order has now amounted to approximately $4.58 billion. Going forward, the MWRA anticipates spending an additional $78 million on remaining design and construction work on CSO projects.  These figures do not include routine ongoing costs, such as maintenance expenses and capital spending for plant and system retrofits, and replacements.

Wellesley College v. The Commonwealth.  Wellesley College (the "College") is seeking contribution from the Commonwealth for costs related to environmental contamination on the Wellesley College campus and adjacent areas, including Lake Waban.  On September 5, 2001, the court entered judgment incorporating a partial settlement between the parties, under which the College funded a clean-up of hazardous materials at the campus and the northern shoreline of Lake Waban expected to cost approximately $40 million.  The judgment has since been amended by agreement of the parties and with approval of the court.  Under the terms of the partial settlement and judgment, the Commonwealth has reimbursed the college approximately $1.1 million (approximately 2.5% of total clean-up costs) from an escrow account after the Department of Environmental Protection determined that a portion of the Lake Waban shoreline clean-up was properly performed.  Other issues that may lead to counterclaims by the College against the Commonwealth include groundwater contamination and clean up of Lake Waban itself, for which the Department has approved a temporary solution, reviewable every five years.  If a full clean up of the lake is required in the future, it could cost up to $100 million.

In re Massachusetts Military Reservation (pre-litigation).  The Commonwealth is engaged in preliminary discussions regarding natural resource damage at the Massachusetts Military Reservation on Cape Cod.  The Commonwealth's Executive Office of Environmental Affairs is the State Natural Resources Trustee.  Federal Trustees claim that the Commonwealth and others are liable for natural resource damages due to widespread contamination primarily from past military activities at the Reservation and are responsible for response actions and related clean-up activities. The assessment process for natural resource damages is set out in federal regulations and has not been completed. While no recent comprehensive estimate of natural resource damages and response actions is available, it is expected that the damages and response actions may cost at least tens of millions of dollars.

Taxes and Other Revenues

Feeney, et al. v. Dell, Inc. v. Commissioner of Revenue. The plaintiffs, a putative class of Massachusetts consumers who purchased Dell computers between 1995 and 2006, brought suit against Dell seeking a declaration that Dell wrongfully collected (and remitted to the Commissioner) sales tax upon service contracts that were purchased at the same time consumers purchased personal computers from Dell.  Dell filed a third-party complaint against the Commissioner of Revenue, seeking a declaration that the sales taxes it collected (and paid) on service contracts were wrongfully collected and should be paid back.  The Commissioner successfully moved to stay Dell’s third-party action until Dell has fully prosecuted the abatement petition it filed with the Appellate Tax Board, seeking return of the same sales taxes. Dell recently filed a petition with the Tax Board for additional abatements related to its payment of sales taxes. At present, Dell’s abatement requests remain pending, with no trial date yet scheduled. The total amount Dell claims exceeds $54 million, including its claim for interest.

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On November 3, 2011, the trial court denied Dell’s renewed motion to dismiss. After the appellate court granted Dell’s request to consider an interlocutory appeal from that ruling, the Massachusetts Supreme Judicial Court granted the parties’ petition for direct appellate review; the case has been fully briefed and is awaiting oral argument.

DIRECTV, Inc. v. Commonwealth of Massachusetts Department of Revenue.  Satellite-television providers DIRECTV and Dish Network claim that the excise tax on the sale of direct broadcast satellite services to subscribers or customers in the Commonwealth violates the Commerce Clause of the United States Constitution and the equal protection clauses of the United States and Massachusetts Constitution. Were the providers to prevail, the potential refund of taxes collected under the statute may exceed $10 million for each tax year, and a corresponding amount of annual revenue would be unavailable for collection in future tax years.  The Commonwealth served a motion to dismiss the complaint for failure to exhaust administrative remedies, which the court denied. Extensive discovery has been completed, and the parties are presently briefing cross-motions for summary judgment.  After a hearing cross-motions for summary judgment were taken under advisement on July 19, 2012.

Commonwealth of Massachusetts v. Philip Morris Inc., RJ Reynolds Tobacco Company, Lorillard Tobacco Company, et. al.  This matter arises under the MSA.  Under the MSA, original participating manufacturers ("OPMs") and subsequent participating manufacturers ("SPMs" and together with the OPMs, "PMs") are subject to a number of payment adjustments.  One such adjustment is the non-participating manufacturer ("NPMs") adjustment, which can be triggered in the OPMs suffer a specified market share loss as compared to the OPMs' market share base in 1997.  Because the OPMs suffered the requisite loss in 2003, 2004, 2005 and 2006, they are seeking to reduce the amount of payments they made in each of those years.  Under the MSA, a nationally recognized economic firm (the "Firm") must make a determination that the disadvantages experienced by the PMs as a result of complying with the MSA were a significant factor relating to their market share loss in each relevant year.  Even if this finding is made, the payment adjustment can still be avoided if it is determined that the participating states diligently enforced their NPM escrow statutes.  The Firm, for each year, concluded that the first finding had been made and the OPMs moved to have the payment adjustments enforced.  This has been deferred while the determination on whether the states, including Massachusetts, diligently enforced their NPM escrow statutes.  Certain PMs have made annual payments to Massachusetts, while others have withheld payments until a decision on the enforcement of the Commonwealth's NPM escrow statute has been reached.

In January 2009, the Commonwealth and other settling states entered into an arbitration agreement with the OPMs.  Broadly stated, the agreement provides for a national arbitration proceeding to resolve the ongoing NPMs adjustment disputes.  As consideration for the states' assets to this agreement, the OPMs agreed, among other things, to release the funds withheld from the April 2008 MSA payments in connection with the 2005 NPM adjustment dispute.  Notwithstanding this release of funds, the OPMs continue to contest the states' diligent enforcement of their escrow statutes.  As a result of this agreement, on February 26, 2009, the Commonwealth received approximately $22 million in withheld 2005 MSA payments.

In early July, 2010, a three judge panel of arbitrators was seated to hear the 2003 NPM Adjustment arbitration.  On November 3, 2011, the manufacturers advised the arbitrators that Massachusetts was one of 14 states and territories whose claims of "diligence" were no longer being contested.  Since the December 5, 2011 deadline for any state to challenge the claim of another state has passed, Massachusetts's claim to its allocable share of the 2003 NPM Adjustment is no longer in dispute.  Massachusetts can expect to receive approximately $30 million withheld by certain manufacturers from the payment due April 15, 2006.  Massachusetts cannot expect to receive this money before Fiscal Year 2014, after resolution of the contested states' claims by the arbitration panel.  Those hearings began in May 2012 and are scheduled to continue through June 2013.

Grand River Enterprises Six Nations, Ltd. v. William Pryor, et al.  This case arises out of a challenge to the MSA that was initiated in 2002 by a group of NPMs.  These NPMs sued 31 Attorneys General, including the Attorney General of the Commonwealth, alleging that the MSA, the States' escrow statutes and NPM enforcement actions violate the U.S. Constitution and federal law.  In April, 2006, the States filed a petition for certiorari asking the United States Supreme Court to review whether the District Court has jurisdiction over the defendants. This petition was denied in October 2006.  Plaintiffs also sought to preliminarily enjoin enforcement of state escrow statutes against it, but this motion was denied and the denial affirmed by the U. S. Court of Appeals for the Second Circuit. Plaintiffs are seeking a final judgment that the MSA is illegal, and such a decision could negatively affect the billions of dollars in future payments to the States anticipated under the MSA.  Summary judgment briefs were filed in September 2009, and oral arguments were heard in April 2010.  The court granted the states' summary judgment motion on all counts, promoting the plaintiff to file a motion for reconsideration and a notice of appeal with the Second Circuit Court of Appeals.  Plaintiff has indicated that settlements with individual states may resolve this matter.  Accordingly, the appeal is on hold.

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Other Litigation

Perini Corp., Kiewit Constr. Corp., Jay Cashman, Inc., d/b/a Perini - Kiewit - Cashman Joint Venture v. Commonwealth.  In several related cases and potential litigation, plaintiffs make claims for alleged increased costs arising from differing site conditions and other causes of delay on the CA/T Project.  Plaintiffs have asserted claims in excess of $150 million.  These claims are at various stages of resolution, including the Superior Court and the CA/T Project Dispute Review Board ("DRB") panel.  The DRB has issued decisions on some of the claims, awarding plaintiffs approximately $69.8 million on claims of approximately $157 million.  The majority of those decisions are now the subject of further court proceedings or a decision of the Project's Chief Engineer pursuant to the parties' contracts.  In early May 2012, the Appeals Court heard oral arguments as to whether the DRB was authorized to issue binding arbitral decisions on numerous claims, or whether it was only authorized to issue non-binding recommendations that were subject to review by the Project Director.  The court took the case under advisement.

Slater et al. v. Harold W. Clarke et al.  Plaintiffs filed a civil suit seeking damages and injunctive and declaratory relief from a number of Massachusetts defendants, including current or former employees of the Department of Correction, in connection with the murders of Beverly and Brian Mauck, in Washington State, by Daniel Tavares, a former Massachusetts inmate.  Plaintiffs allege that Massachusetts officials improperly and prematurely released Tavares from Massachusetts custody and that, after Tavares fled to Washington State, Massachusetts officials failed to extradite Tavares, knowing that he posed a danger to Washington residents.  Plaintiffs have voluntarily dismissed the suit against the former Commissioner of the Department of Correction.  The trial court has dismissed the case against one of the employees of the Department of Correction Office of Investigative Services, for lack of personal jurisdiction, but denied the motions to dismiss of the remaining defendants.  Defendants filed a notice of interlocutory appeal to the Ninth Circuit Court of Appeals on the issues of personal jurisdiction and absolute immunity, but later moved to dismiss the appeal as to personal jurisdiction without prejudice.  The absolute immunity appeal has been briefed and oral argument was scheduled for October 3, 2012 in Spokane, Washington.

Taunton Police Patrolmen's Association and City of Taunton v. Massachusetts Department of Transportation.  Plaintiffs claim that regulations concerning the use of Road Flaggers and Police Details on Public Works Projects exceeded the Department of Transportation's ("MassDOT") authority and therefore are invalid.  If the regulations are declared invalid, MassDOT may have to spend approximately an additional $7.5 million on public works projects each year.  In August 2012, the plaintiffs filed a motion for a preliminary injunction.  On September 13, 2012, MassDOT intends to file an opposition to the plaintiffs' motion for a preliminary injunction.  No motion to dismiss or responsive pleadings has been filed yet.

Drug Testing Laboratory.  On August 28, 2012, a chemist formerly employed at the Department of Public Health's drug testing laboratory in Boston admitted to several types of misconduct involving the handling of laboratory samples, which were used in criminal cases.  The laboratory was immediately closed and the Governor has since established a central office to identify individuals who may be affected by the chemist's malfeasance, which has the potential to affect tens of thousands of criminal drug cases. There may be significant, but as yet undetermined, costs required to account for the chemist's malfeasance.  In addition, there may be costs to defend civil complaints alleging Commonwealth liability and for potential judgments.  As neither the criminal investigation nor the determination of the number or specific cases affected has been completed, there is not sufficient information to estimate these additional costs at this time.

New York

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Economic Trends

U.S. Economy.  The downside risks to the national economy from slowing global growth have intensified.  Both the national labor market and equity markets have been weaker than projected in April 2012, which has in turn negatively affected household spending.  Consumer spending only grew 1.5% during the second quarter of 2012, following growth of 2.5% in the first quarter.  This slowdown appears to have occurred despite continued robust auto sales and a stronger than projected upturn in the housing market.  The depressing economic effect on the demand for energy-related goods, due to the unusually warm winter weather, appears to be sustained.  These developments translate into a weaker forecast for both the nation and the State.  Growth of 1.9% in real U.S. gross domestic product is now projected for 2012, with the economy projected to grow 2.5% for 2013.

The U.S. labor market decelerated during the second quarter of 2012.  Monthly private sector job gains slowed from an average monthly gain of 226,000 in the first quarter of 2012 to 91,000 in the second.  Moreover, initial claims for unemployment insurance benefits have stayed remarkably stable, while the public sector has continued to shed jobs.  On an annual average basis, the Division of the Budget ("DOB") now projects downwardly revised employment growth of 1.4% for 2012.  A less favorable outlook for employment, combined with a substantial downward revision to wages for the fourth quarter of last year, have led to downward revisions to both wages and total personal income as well.  Personal income is now projected to rise 3.2% in 2012, with its largest component, wages, expected to rise only 3.1%.  These growth rates are substantially below historical averages.

Demand from emerging markets was an important factor for growth during the early phase of the nation's economic recovery.  However, the emerging markets sector deteriorated significantly as the European sovereign debt crisis led one of the world's largest markets into recession.  Weaker demand from Europe has been a drag on emerging markets as well, creating further downward momentum in the global economy.  As a result, real U.S. export growth fell from 11.3% in 2010 to 6.7% in 2011, and is projected to fall to 3.3% in 2012. Slowing global growth is projected to continue to put downward pressure on both profits and equity markets through the end of 2012.  Energy prices, however, have remained volatile.  After hitting their lowest point since October 2011, oil prices have been on the rise.  However, as supply fears subside, the impact of slower global growth on energy demand is expected to dominate movements in energy prices through the remainder of the calendar year.  DOB has lowered projected inflation to 1.8% for 2012.

DOB's economic outlook continues to call for tepid but improving growth for the second half of this year, with growth accelerating to just above 3% by the latter half of 2013.  There are significant risks, however, to this forecast.  Efforts to contain the European sovereign debt crisis remain ongoing, and coordinated government efforts to avert a more severe global slowdown appear underway.  Nevertheless, momentum remains downward.  A longer and deeper European recession or significantly slower growth in emerging markets could have a more negative impact on U.S. exports, corporate profits, and equity markets.  Although the current forecast assumes U.S. fiscal policy will remain non-contractionary, the economic uncertainty could negatively impact private sector behavior as the end of the calendar year approaches.  Higher than expected energy prices could have a similar effect.  Alternatively, stronger than expected growth in the labor market could result in greater household spending than projected, while a milder recession in Europe and stronger global growth could result in a faster upturn in the demand for U.S. exports. Moreover, if gasoline prices fall significantly further, household spending growth could be stronger than anticipated, since energy price growth acts as a virtual tax on household spending.

State Economy.  New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

The most recent data indicate that the pace of New York employment growth continues, with the State labor market entering 2012 with particular momentum in construction, professional and business services, private educational services, and tourism-related leisure and hospitality services.  As a result, private sector employment growth of 1.8% is now projected for 2012.  Total employment growth of 1.2% is projected for 2012, with the public sector expected to remain a drag on the State labor market through the end of the year.  Thus, estimated State wage growth for 2012 remains virtually unchanged at 3.1%, with projected growth in total personal income revised down slightly to 3.2% due to downward revisions to some of the nonwage components of income.

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All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, the volume of financial market activity and equity market volatility pose a particularly large degree of uncertainty for New York.  In addition, with Wall Street firms still adjusting their compensation practices in the wake of the passage of financial reform, both the bonus and non-bonus components of employee pay are becoming increasingly difficult to estimate.  A weaker labor market than projected could also result in lower wages, which in turn could result in weaker household consumption.  Similarly, should financial and real estate markets be weaker than anticipated, taxable capital gains realizations could be negatively affected.  These effects could ripple through the State economy, depressing both employment and wage growth. In contrast, stronger national economic growth, an upturn in stock prices, or stronger activity in Wall Street activities could result in higher wage growth than projected.

The City of New York.  The fiscal demands on the State may be affected by the fiscal health of New York City, which relies in part on State aid to balance its budget and meet its cash requirements.  The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several years.  While a relatively infrequent practice, deficit financing has become more common in recent years.  Between 2004 and January 2012, the State Legislature authorized 21 bond issuances to finance local government operating deficits.  There were four new or additional deficit financing authorizations during Fiscal Year 2009-2010 (although two authorizations ultimately were not approved during the 2012 Legislative session).  In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.  Starting in Fiscal Year 2010-11, the potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control.  Such changes may adversely affect the financial condition of certain local governments.  For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources.  The loss of temporary federal stimulus funding also adversely impacted counties and school districts in New York State.  State cash flow problems in prior fiscal years have resulted in delays in the payment of State aid, and in some cases have necessitated borrowing by the localities.  Additionally, recent enactment of legislation that caps most local government and school district property tax levies may affect the amount of property tax revenue available for local government and school district purposes.  The legislation does not apply to New York City.  Changes to sales tax distributions resulting from the 2010 federal population census has had a material impact on certain local governments.  Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.  Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends.  Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.

Special Considerations.  In recent fiscal years, actual receipts collections have fallen substantially below the levels forecasted in the State's financial plans.  Complex political, social, environmental and economic forces influence the State's economy and finances, many of which are outside the ability of the State to control.  These include, but are not limited to: (i) performance of the national and State economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected; (ii) the extent, if any, to which wage increases for State employees exceed the annual wage costs assumed; (iii) the realization of projected earnings for pension fund assets and current assumptions with respect to wages for State employees affecting the State's required pension fund contributions; (v) the willingness and ability of the federal government to provide the aid contemplated in a financial plan; (vi) the effect on adoption of the State's budgets by the Legislature in substantially the forms submitted by the Governor; (vii) the ability of the State to implement cost reduction initiatives, including the reduction in State agency operations, and the success with which the State controls expenditures; and (viii) ability of the State and its public authorities to market securities successfully in the public credit markets.

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Federal Funding.  The State receives a substantial amount of federal aid for health care, education, transportation and other governmental purposes.  Any reductions in federal funding, could have a materially adverse impact on the State's Financial Plan.  DOB's forecast assumes that Congress will act by the end of 2012 to avert automatic federal spending reductions and tax increases by extending both the Bush-era tax reductions and the payroll tax reduction authorized in 2009.  Additionally, the forecast assumes that federal income tax increases scheduled for tax years 2013 and thereafter will be implemented as planned.  The Affordable Care Act tax provisions are expected to result in an increase in State receipts in Fiscal Year 2013, and declines thereafter, as taxpayers reduce the level of capital gains realizations in response to the higher federal tax rate.

The Federal Budget Control Act ("BCA") of 2011 imposed annual caps on federal discretionary spending over a ten-year period.  The specific spending reductions necessary for Congress to live within the caps will be decided through the annual federal budget process, so the magnitude of impact on federal funds for the State has yet to be determined.  Further, if additional deficit reduction is not enacted, the BCA directs that savings be achieved through sequestration of funding, with across-the-board cuts to federal discretionary programs scheduled for January 2013, and lower discretionary caps in the following eight years.  It is estimated that federal non-defense discretionary programs would face an across-the-board reduction of approximately 7.8% in January 2013.

The State is analyzing the potential impact of the BCA on the State's Financial Plan and economy.  If the sequester is implemented, DOB estimates that State and local governments could lose approximately $5 billion in federal  funding over nine years, beginning in Fiscal Year 2012-13, from these additional federal deficit reduction measures.  In addition, the Financial Plan may be adversely affected by other actions taken by the federal government, including audits, disallowances, and changes to federal participation rates or other Medicaid rules.

Health Insurance Company Conversions.  An additional risk is the cost of the State in permitting a health insurance company to convert its organizational status from a not-for-profit to a for-profit corporation, subject to a number of terms, conditions and approvals.  Under State law, the State must use the proceeds from a health care company conversion for health care related expenses included in the Health Care Reform Act ("HCRA") Account.  For planning purposes, the Enacted Budget Financial Plan assumes that an annual contribution of $250 million in Fiscal Year 2012-13 and $300 million each of Fiscal Years 2013-14, 2014-15 and 2015-16 would be deposited into HCRA.  If the conversion does not occur on the timetable or at the levels assumed in that financial plan, the State would be required to take other actions to increase available resources or to reduce planned spending to fund projected HCRA expenditures.

Labor Settlements.  The State has multi-year labor contracts with its two largest employee unions, the Civil Service Employee Association ("CSEA") and the Public Employees Federation ("PEF"), as well as several other large employee unions.  The contracts provide for no general salary increases for Fiscal Years 2012-14, substantial increases to employee health insurance contributions, and a temporary reduction in employee compensation through a deficit reduction program.  Employees will receive a $1,000 lump sum payment, a 2% salary increase in each of Fiscal Years 2014-15 and 2015-16 and be repaid the value of the deficit reduction adjustments at the end of their contract term.  The PEF contract generally mirrors the provisions for the other unions, but the contract is different in that it covers a four-year period and has a deficit reduction provision.  PEF employees will receive a 2%  salary increase in Fiscal Year 2014-15.

Employees in the unions that have reached settlements with the State have contingent layoff protection for FY 2013 and limited continuing layoff protection for the full term of the agreements. Reductions in force due to management decisions to close or restructure facilities authorized by legislation, SAGE Commission recommendations, or material or unanticipated changes in the State's fiscal circumstances are not covered by this protection.

Pension Amortization.  Under legislation enacted in August 2010, the State and local governments may amortize a portion of their annual pension costs beginning in Fiscal Year 2010-11.  Amortization temporarily reduces the pension costs that must be paid by public employers in a given fiscal year, but results in higher costs overall when repaid with interest.  The legislation enacted a formula to set amortization thresholds for each year. The amortization thresholds may increase or decrease by up to one percentage point annually.  Pension contribution costs in excess of the amortization thresholds, which, in Fiscal Year 2012-13 are 11.5% of payroll for the New York State and Local Employees Retirement System ("ERS") and 19.5% for the New York State and Local Police and Fire Retirement System ("PFRS"), may be amortized.

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In February and March 2012, the State made pension payments that totaled $1.32 billion for Fiscal Year 2011-12, and amortized $491 million.  In addition, the State's Office of Court Administration ("OCA") made its pension payment of $190 million and amortized $72 million.  The $563 million in total deferred payments will be repaid with interest over the next ten years, beginning in the current fiscal year.  The Enacted Budget Financial Plan assumes that both the State and OCA will elect to amortize pension costs in future years, consistent with the provisions of the authorizing legislation, and repay such amounts at an interest cost assumed by DOB to be 3.75 percent over ten years from the date of each deferred payment.

State Finances

The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type.  The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State.  State Funds includes the State General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds.  The State General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund.  It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

The economic downturn that began in 2008 has had a severe impact on State finances.  Actual receipts have been slow to recover, while fixed costs for debt service and fringe benefits have risen steadily, and demand for State services has grown.  In Fiscal Year 2009-10, the State was required to take extraordinary actions to maintain balanced operations and sufficient liquidity, including enacting mid-year reductions to programs, instituting several rounds of agency spending reductions and deferring payments to local aid recipients and taxpayers.  To avoid using its rainy day reserves, which are relied on during a fiscal year to provide liquidity, the State managed the timing of payments across fiscal years, including deferring payments not yet legally due from one fiscal year to the next fiscal year.  The level of State General Fund spending in recent years also has been affected by the receipt of federal funding, which has substantially reduced the costs of Medicaid and School Aid in the State General Fund.

Prior Fiscal Year Results

Fiscal Year 2010-11 Results.  State General Fund receipts, including transfers from other funds, totaled $54.4 billion in Fiscal Year 2010-11.  Total receipts were $1.9 billion (3.6%) higher than in the prior fiscal year.  Total tax receipts were $2.5 billion higher, mainly due to the growth in personal income tax collections, sales tax, estate taxes, and the real estate transfer tax, resulting from changes to the law as well as the economic recovery.  Business tax collections fell by less than 2% from the prior year due to lower collections from the corporate and utility tax, insurance taxes, and bank taxes.  Non-tax revenue was $631 million below the prior year.  State General Fund disbursements, including transfers to other funds, totaled $55.4 billion in Fiscal Year 2010-11.  As such, State General Fund disbursements exceeded receipts by approximately $930 million in Fiscal Year 2010-11.  State General Fund disbursements, including transfers to other funds, were $3.2 billion higher than Fiscal Year 2009-10 results.  The annual increase reflects the deferral of $2.1 billion in school aid from March 2010 to the statutory deadline of June 2010.  Adjusting for this deferral, spending would have been roughly $950 million below Fiscal Year 2009-10 results.

The State ended Fiscal Year 2010-11 in balance on a cash basis in the State General Fund.  The State General Fund ended Fiscal Year 2010-11 with a closing balance of $1.38 billion, consisting of $1.0 billion in the Tax Stabilization Reserve, $175 million in the Rainy Day Reserve, $136 million in the Community Projects Fund, $21 million in the Contingency Reserve and $13 million in an undesignated fund balance.  The closing balance was $928 million lower than Fiscal Year 2009-10, which reflected the planned use of a fund balance to pay for expenses deferred from Fiscal Year 20009-10 into Fiscal Year 2010-11.

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All Funds receipts for Fiscal Year 2010-11 totaled $133.3 billion, an increase of $6.7 billion over prior year results. Annual growth in federal grants and tax receipts was partially offset by a decline in miscellaneous receipts.  All Funds disbursements for Fiscal Year 2010-11 totaled $134.8 billion, an increase of $7.9 billion over prior year results.  The annual change reflects growth due to federal aid and growth in capital spending and debt service, as well as $2.1 billion in school aid deferral from Fiscal Year 2009-10.  The State ended Fiscal Year 2010-11 with an All Funds cash balance of $3.8 billion.

Fiscal Year 2011-12 Results.  State General Fund receipts, including transfers from other funds, totaled $56.9 billion in Fiscal Year 2011-12. Total receipts during Fiscal Year 2011-12 were $2.5 billion (4.5%) higher than in the prior fiscal year.  Total tax receipts were $3.1 billion higher than the previous fiscal year, mainly due to growth in personal income tax collections ($2.4 billion) and business tax collections ($481 million).  A decrease in the level of excess balances transferred from other funds partly offset the annual increase in tax receipts.

State General Fund disbursements, including transfers to other funds, totaled $56.5 billion in Fiscal Year 2011-12, $1.1 billion (2.0%) higher than in the prior fiscal year.  Excluding the impact of a $2.1 billion school aid deferral, annual spending grew by $3.2 billion.  Spending growth was largely due to the phase-out of extraordinary federal aid that temporarily reduced State-share spending in the prior fiscal year.  Annual State General Fund spending for agency operations in Fiscal Year 2011-12 was lower than in the prior fiscal year, consistent with management expectations and continued efforts in managing the workforce and controlling costs.

The State ended Fiscal Year 2011-12 in balance on a cash basis in the State General Fund, and maintained a closing balance of $1.79 billion, consisting of $1.1 billion in the Tax Stabilization Reserve, $175 million in the Rainy Day Reserve, $102 million in the Community Projects Fund, $21 million in the Contingency Reserve, $283 million reserved for potential retroactive labor settlements and $75 million in an undesignated fund balance. The Fiscal Year 2011-12 closing balance was $411 million greater than the prior year closing balance, which largely reflects actions to establish designated resources that can be used to address costs associated with potential retroactive labor agreements, and to build the State's general emergency reserve fund balances. The State made a $100 million deposit to the Tax Stabilization Reserve at the close of the fiscal year, the first deposit to the State's "rainy day" reserves since Fiscal Year 2007-08.

All Funds receipts for Fiscal Year 2011-12 totaled $132.7 billion, a decrease of $577 million over prior year results.  Annual growth in tax receipts and miscellaneous receipts was more than offset by a decline in federal grants.  All Funds disbursements for Fiscal Year 2011-12 totaled $133.5 billion, a decrease of $1.3 billion over prior year results.  The State ended Fiscal Year 2011-12 with an All Funds cash balance of $3.4 billion.

Fiscal Year 2012-13 Enacted Budget Financial Plan

Prior to the enactment of the Fiscal Year 2012-13 Enacted Budget Financial Plan, the State faced a projected State General Fund budget gap of $3.5 billion for Fiscal Year 2012-13.  The budget gap in future years was projected at $3.6 billion in Fiscal Year 2013-14, $5.0 billion in Fiscal Year 2014-15, and $4.2 billion in Fiscal Year 2015-16.  These budget gaps represent the difference between (a) the projected State General Fund disbursements, including transfers to other funds, needed to maintain anticipated service levels and specific commitments, and (b) the expected level of resources to pay for them.

On March 27, 2012, the Governor and legislative leaders announced agreement on a budget for Fiscal Year 2012-13.  On March 30, 2012, the Legislature completed action on the appropriations and accompanying legislation needed to complete the budget.  Consistent with past practice, the Legislature enacted the annual debt service appropriations without amendment in advance of the other appropriations (the debt service appropriations were passed on March 20, 2012).  The Governor completed his review of all enacted budget bills, including the veto of certain line items which had no material impact on the Enacted Budget Financial Plan, in early April.

At the time of the adoption of the Enacted Budget Financial Plan, DOB estimated that the gap-closing plan, if implemented successfully, would be sufficient to eliminate the State General Fund budget gap of $3.5 billion in Fiscal Year 2012-13, and leaves budget gaps of approximately $950 million in Fiscal Year 2013-14, $3.4 billion in Fiscal Year 2014-15, and $4.1 billion in Fiscal Year 2015-16.  The authorized gap-closing plan consists of approximately $2 billion in savings that DOB characterizes as spending control (including $1.3 billion in savings from State agency operations).  In addition to the State agency operations savings, the State expects to save an additional $777 million from local assistance, mostly due to the repeal of the automatic "cost-of-living" increases and trend factors in Fiscal Year 2012-13 for all human service providers.  In Fiscal Year 2011-12, the State also paid $135 million in debt service that was due in Fiscal Year 2012-13, lowering the gap in Fiscal Year 2012-13 by the amount of the prepayment.  Disbursements for State Operating Funds local assistance are projected to total $58.8 billion in Fiscal Year 2012-13, an annual increase of 2.6%.

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The tax reform legislation approved in December 2011 is expected to generate an estimated $1.5 billion in net resources to help close the Fiscal Year 2012-13 budget gap.  The tax code changes are expected to provide approximately $1.9 billion in additional receipts in Fiscal Year 2012-13.  Of this amount, approximately $250 million will be used to mitigate the impact on the Metropolitan Transportation Authority ("MTA") from New York State tax law changes to the MTA mobility tax, and $135 million will be used for tax credits and employment initiatives.

DOB estimated that the State General Fund will end Fiscal Year 2012-13 with a balance of $1.8 billion, which consists of $1.13 billion in the Tax Stabilization Reserve, $175 million in the Rainy Day Reserve, $57 million in the Community Projects Fund, $21 million in the Contingency Reserve Fund and $13 reserved for debt management.  The Enacted Budget Financial Plan includes the use of $62 million of the undesignated fund balance for gap-closing purposes in Fiscal Year 2012-13.  The closing balance depends on successful implementation of the gap-closing plan.

Fiscal Year 2012-13 Receipts Forecast.  All Funds receipts are projected to total $133.4 billion for Fiscal Year 2012-13, comprising tax receipts ($66.3 billion), federal grants ($42.6 billion) and miscellaneous receipts ($24.5 billion).  The total All Funds receipts estimate represents an increase of approximately $527 million (0.4%) from Fiscal Year 2011-12 results.  Total State General Fund receipts, including transfers, are estimated at $58.9 billion.  State General Fund miscellaneous receipts are estimated at $3.4 billion in Fiscal Year 2012-13, an increase of 3.7% from Fiscal Year 2011-12 results.

All Funds user taxes and fees receipts for Fiscal Year 2012-13 are estimated to be $14.8 billion, an increase of $243 million (1.7%) from Fiscal Year 2011-12.  Sales tax receipts are expected to be $12.1 billion, an increase of $219 million (1.8%) from the prior year.  State General Fund user taxes and fees receipts are expected to total $9.2 billion in Fiscal Year 2012-13, an increase of $141 million (1.6%) from Fiscal Year 2011-12.  Sales tax receipts are estimated to increase by $219 million.

All Funds business tax receipts for Fiscal Year 2012-13 are estimated at $8.2 billion, an increase of $349 million (4.4%) from the prior year.  The estimate reflects base growth across all taxes, except the corporate franchise tax, from an improving economy as well as an incremental increase of $71 million from the deferral of certain tax credits that was part of the Fiscal Year 2010-11 Budget.  Adjusted for this deferral, All Funds growth is 3.5%.  State General Fund business tax receipts for Fiscal Year 2012-13 of $6.0 billion are estimated to increase by $278 million (4.8%) from the prior year's results.

All Funds personal income tax receipts for Fiscal Year 2012-13 are projected to be $40.3 billion, an increase of $1.5 billion (3.8%) from Fiscal Year 2012.  This primarily reflects modest increases in withholding and current estimated payments for tax year 2012, offset by a decrease in extension payments for tax year 2011 and an increase in total refund payments.  State General Fund income tax receipts for Fiscal Year 2012-13 of $26.9 billion are expected to increase by $1.1 billion (4.2%), from the prior year, mainly reflecting the increase in All Funds receipts noted above.  However, a $373 million increase in deposits to the Revenue Bond Tax Fund and a $43 million increase in deposits to the School Tax Relief fund partially offset this increase.

All Funds other tax receipts for Fiscal Year 2012-13 are estimated to be $1.8 billion, an increase of $125 million (7.3%) from Fiscal Year 2011-12.  This mainly reflects a rise of $49 million (4.5%) in estate tax receipts and $75 million (12.3%) in the real estate transfer tax, which are the result of expected large estate payments in Fiscal Year 2012-13 and strong commercial activity and improving vacancy rates in New York City, respectively.  State General Fund other taxes receipts are expected to total approximately $1.1 billion in Fiscal Year 2012-13, an increase of $48 million (4.4%) from Fiscal Year 2011-12.

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Fiscal Year 2012-13 Disbursements Forecast.  State General Fund disbursements in Fiscal Year 2012-13 are estimated to total $59.2 billion, an increase of $2.7 billion (4.8%) over Fiscal Year 2011-12 results.  State Operating Funds disbursements for Fiscal Year 2012-13 are estimated to total $89.4 billion, an increase of $2.2 billion (2.6%) over Fiscal Year 2011-12 results.

The Enacted Budget provides $20.4 billion in School Aid for Fiscal Year 2012-13, an increase of $805 million (4.1%) from the previous year.  In Fiscal Year 2013-14, School Aid will increase by an additional estimated $712 million (3.5%).  The Enacted Budget Financial Plan also includes a two-year appropriation and makes statutory changes to limit future School Aid increases to the rate of growth in New York state personal income.  Under this growth cap, School Aid is currently projected to increase by $712 million and $842 million in school years 2013-14 and 2014-15, respectively, reaching an annual total of $22.9 billion in the 2015-16 school year.

The Medicaid program is financed jointly by the State, the federal government, and local governments (including New York City).  New York's Medicaid spending is projected to total approximately $54.0 billion in Fiscal Year 2012-13, including the local contribution.  The Enacted Budget Financial Plan reflects continuation of a Medicaid spending cap which limits spending growth to 4% annually for Department of Health State Medicaid.  This reflects the target growth rate for Medicaid proposed in the Enacted Budget Financial Plan, which is the ten-year average change in the medical component of the Consumer Price Index.

In Fiscal Year 2012-13, the State will provide $4.4 billion in local assistance to support statewide mass transit systems.  This funding, financed through the collection of dedicated taxes and fees, is provided to mass transit operators throughout the State to support operating costs.  Due to the size and scope of its transit system, the MTA receives the majority of the Statewide mass transit operating aid.

State General Fund transfers help finance certain capital activities, the State's share of Medicaid costs for State-operated mental hygiene facilities, debt service for bonds that do not have dedicated revenues, and a range of other activities. Transfers to other funds are expected to total $7.1 billion in Fiscal Year 2012-13, an annual increase of $1.3 billion.  This increase is mainly due to higher costs related to State University of New York operating support, recent payroll tax reductions for the MTA, Medicaid State share, and capital projects.

The State also pays debt service on all outstanding State-supported bonds.  These include general obligation bonds, for which the State is constitutionally obligated to pay debt service, as well as bonds issued by State public authorities.  Depending on the credit structure, debt service is financed by transfers from the State General Fund, dedicated taxes and fees, and other resources, such as patient income revenues.  Total debt service is projected at $6.1 billion in Fiscal Year 2012-13, of which $1.6 billion is paid from the State General Fund through transfers.

Agency spending on personal and non-personal service is expected to remain nearly flat on an annual basis.  Spending on fringe benefits is projected to decline by $171 million (-2.6%), reflecting lower pension costs due mainly to a $117 million prepayment in Fiscal Year 2011-12, and a revision of the State's Fiscal Year 2010-11 pensionable salary base that will lower the State's pension bill in Fiscal Year 2012-13.  This revision will also lower employer contributions for health insurance costs due to the annualization of premium increases.

Cash Position

The State authorizes the State General Fund to borrow resources temporarily from the State's Short Term Investment Pool ("STIP") for up to four months, or to the end of the fiscal year, whichever period is shorter.  In Fiscal Year 2011-12, the State General Fund used STIP to meet certain payment obligations during April 2011, and repaid such amounts by the end of the same month.

Based on current information, DOB expects that the State will have sufficient liquidity to make payments as they become due throughout Fiscal Year 2012-13, but that the State General Fund may, from time to time, need to borrow resources temporarily from other funds in STIP.  The State continues to reserve money on a quarterly basis for debt service payments that are financed with State General Fund resources.  Money to pay debt service on bonds secured by dedicated receipts, including PIT bonds, continues to be set aside as required by law and bond covenants.  Consistent with prior years, DOB estimates that State General Fund balances will reach relatively low levels in the third and fourth quarters of the current fiscal year.  DOB continues to monitor the flow of funds and will take such actions as necessary to manage the timing of payments.

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State General Fund Out-Year Projections

DOB estimated that the Enacted Budget Financial Plan, as adopted, would provide for a balanced State General Fund in Fiscal Year 2012-13 and leave projected gaps that total approximately $950 million in Fiscal Year 2013-14, $3.4 billion in Fiscal Year 2014-15 and $4.1 billion in Fiscal Year 2015-16.  The net operating shortfall in State Operating Funds was projected at $495 million in Fiscal Year 2013-14, $2.8 billion in Fiscal Year 2014-15 and $3.6 billion in Fiscal Year 2015-16.  The annual imbalances projected for the State General Fund and State Operating Funds in future years are similar because the State General Fund is the financing source of last resort for many State programs.  Imbalances in other funds are typically financed by the State General Fund.  The estimated gaps, reflect in part the short-term impact of the recession on State tax receipts and economically-sensitive programs, the long-term impact of rapidly growing entitlement programs (especially, Medicaid and School Aid) and other spending commitments, and the phase-out of the federal government's increased support for Medicaid, education, and other costs through the federal stimulus funding.

Out-Year Receipts Projections.  For Fiscal Year 2013-14, total All Funds receipts are expected to reach nearly $138.7 billion, an increase of $5.3 billion from Fiscal Year 2012-13 estimated receipts.  All Funds tax receipts are projected to increase by $3.8 billion over the same period.  All Funds federal grants are expected to increase by $1.6 billion from Fiscal Year 2012-13 to Fiscal Year 2013-14.  All Funds miscellaneous receipts are projected to decrease by $21 million over the same period.  For Fiscal Year 2013-14, total State General Fund receipts (including transfers from other funds) are projected to be $61.5 billion, an increase of $2.6 billion from Fiscal Year 2012-13 estimated receipts.

Out-Year Disbursement Projections.  State General Fund disbursements for Fiscal Year 2013-14 are estimated to total $62.4 billion, compared to $59.2 billion in Fiscal Year 2012-13.  State Operating Funds disbursements for Fiscal Year 2013-14 are estimated to total $53.7 billion.  State expenditures for Medicaid are estimated to range from approximately $21.8 billion in Fiscal Year 2012-13 to $25.0 billion in Fiscal Year 2015-16.  State expenditures for School Aid are estimated to range from approximately $20.3 billion in Fiscal Year 2012-13 to $22.9 billion in Fiscal Year 2015-16.  Spending growth reflects an expected return to a lower federal matching rate for Medicaid expenditures after June 30, 2011, which will increase the share of Medicaid costs that must be financed by State resources, and the expected loss of temporary federal aid for education. Spending growth is driven primarily by Medicaid, education, pension costs, employee and retiree health benefits, social services programs and debt service.

There can be no assurance that the budget gaps will not increase materially from current projections.  If this were to occur, the State would be required to take additional gap-closing actions.  These may include, but are not limited to, additional reductions in State agency operations; delays or reductions in payments to local governments or other recipients of State aid; suspension of capital maintenance and construction; extraordinary financing of operating expenses; or other measures.  In nearly all cases, the ability of the State to implement these actions requires the approval of the Legislature and cannot be implemented solely by the action of the Governor.

State Indebtedness

General.  The State is one of the largest issuers of municipal debt, ranking second among the states, behind California, in the amount of debt outstanding.  The State ranks fifth in the U.S. in debt per capita, behind Connecticut, Massachusetts, Hawaii and New Jersey.  As of March 31, 2012, total State-related debt outstanding was stable at approximately $56.8 billion.  Debt measures also continue to remain stable with debt outstanding as a percentage of personal income at about 5.7%.  Total debt service is projected at $6.1 billion in Fiscal Year 2012-13, of which $1.6 billion is paid from the State General Fund through transfers and $4.5 billion from other State funds.

Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature.  The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

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Limitations on State-Supported Debt.  The Debt Reform Act of 2000 limits outstanding State-supported debt to no greater than 4% of New York State personal income, and debt service on State-supported debt to no greater than 5% of All Governmental Funds receipts.  The limits apply to all State-supported debt issued after April 1, 2000.  For Fiscal Year 2011-12, the cumulative debt outstanding and debt service caps were 4.00% and 4.65%, respectively.

Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act.  However, the State is continuing through a period of relatively limited debt capacity.  Based on the most recent personal income and debt outstanding forecasts, the available capacity under the debt outstanding cap is expected to decline from $3.6 billion in Fiscal Year 2011-12 to $752 million in Fiscal Year 2013-14.

Variable Rate Obligations and Related Agreements.  State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements.  State law limits the use of debt instruments which result in a variable rate exposure to no more than 15% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15% of total State-supported outstanding debt.  As of March 31, 2012, State-supported debt in the amount of $52.8 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $8 billion each.  As of March 31, 2012, both amounts are less than the statutorily cap of 15%.

As of March 31, 2012, the State's authorized issuers had entered into a notional amount of $2.1 billion of interest rate exchange agreements that are subject to the interest rate exchange agreement cap, or 3.9% of total debt outstanding.  As of March 31, 2012, the State had $2.4 billion of variable rate obligations, of which $2.1 billion is hedged to fixed rate.  The net variable rate exposure subject to the cap is $356 million (0.7%) of total debt outstanding.  The State has made significant adjustments to its variable rate bond portfolio to mitigate risks and reduce costs.  Since March 31, 2008, the State has reduced its unhedged variable rate bond exposure by $1.3 billion.

In addition to the variable rate obligations described above, the State has $259 million convertible rate bonds currently outstanding.  These bonds bear a fixed rate until future mandatory tender dates in 2013, at which times the State can convert them to either a fixed rate or continue them in a variable rate mode.  Legislation was enacted in 2005 to clarify that convertible bonds, synthetic variable obligations and similar obligations that were issued on or before July 1, 2005 and which result in the State paying a fixed rate in a fiscal year do not count under the variable rate cap until the fiscal year in which the State may pay a variable rate.

The State has significantly reduced its swap exposure from $6.0 billion as of March 31, 2008 to $2.1 billion as of March 31, 2012, a 65% reduction.  Over that period, the State terminated $3.8 billion of swaps, including $565 million that was terminated automatically due to the bankruptcy of Lehman Brothers Holdings, Inc.  The State currently has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts.

State-Supported Debt.  The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan.  Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated.

General Obligation Bond Programs.  General obligation debt is currently authorized by the State for transportation, environment and housing purposes.  Transportation-related bonds are issued for State highway and bridge improvements, and mass transportation, rail, aviation, canal, port and waterway programs and projects.  Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects.  As of March 31, 2012, the total amount of general obligation debt outstanding was $3.5 billion.

Lease-Purchase and Contractual-Obligation Financing Programs.  Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, State University of New York and City University of New York buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects.  As of March 31, 2012, approximately $23 billion of Personal Income Tax Bonds were outstanding.

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Ratings.  The current ratings of the State's general obligation bonds are "A1" from Moody's and "A-" from S&P and Fitch.

Fiscal Year 2012-13 State Supported Borrowing Plan.  The State's Fiscal Year 2012-13 borrowing plan projects debt issuances of $5.4 billion to finance new capital projects, an increase of $696 million (14.9%) from the prior fiscal year.  The bond issuances will finance capital commitments for education ($1.8 billion), transportation ($1.6 billion), State facilities and equipment ($322 million), economic development ($508 million), health and mental hygiene ($670 million), the environment ($498 million) and State facilities and equipment ($332 million).  Over the next five years, new debt issuances are projected to total $22.2 billion.  New issuances are primarily for education facilities ($8.0 billion), transportation infrastructure ($7.1 billion), mental hygiene and health care facilities ($3.0 billion), State facilities and equipment ($1.4 billion) and the environment ($1.3 billion).

Spending on capital projects is projected to total $9.7 billion in Fiscal Year 2012-13, which includes $1.7 billion in off-budget spending directly from bond proceeds held by public authorities.  Overall, capital spending in Fiscal Year 2012-13 is projected to increase by $349 million (4.0%) over Fiscal Year 2011-12 levels.  The State plans to finance 54% of capital projects spending with long-term debt.  Federal aid is expected to fund 19% of the State's Fiscal Year 2012-13 capital spending, primarily for transportation.  State cash resources will finance the remaining 27% of capital spending.  Overall, capital spending in Fiscal Year 2012-13 is projected to increase by $349 million (4%) from Fiscal Year 2011-12.

Pension and Retirement Systems

The State's retirement systems comprise the ERS and the PFRS.  State employees made up about 34% of total membership during Fiscal Year 2011-12.  There were 3,332 other public employers participating in the State's retirement systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and many local authorities of the State.  As of March 31, 2012, 656,000 persons were members and 403,000 pensioners or beneficiaries were receiving benefits.  The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Assets are held by the Common Retirement Fund (the "CRF") for the exclusive benefit of members, pensioners and beneficiaries.  Investments are made by the Comptroller as trustee of the CRF.  Net assets available for benefits as of March 31, 2012 were $153.4 billion (including $3.5 billion in receivables, which consist of employer contributions, member contributions, member loans, accrued interest and dividends, investment sales and other miscellaneous receivables), an increase of $3.9 billion (2.6%) from prior fiscal year's level of $149.5 billion.  The increase in net assets available for benefits year-over-year reflects, in large part, equity market performance.

The present value of anticipated benefits for current members, retirees, and beneficiaries increased from $194.3 billion on April 1, 2011 to $198.6 billion (including $89.3 billion for current retirees and beneficiaries) on April 1, 2012.  It is anticipated that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries.  Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits.  Actuarial assets differed from net assets on April 1, 2012 in that amortized cost was used instead of market value for bonds and mortgages, and the non-fixed investments utilized a smoothing method which recognized 20% of unexpected loss for Fiscal Year 2011-12, 40% of the unexpected gain for Fiscal Year 2010-11, 60% of the unexpected gain for Fiscal Year 2009-10 and 80% of the unexpected loss for Fiscal Year 2008-09.  Actuarial assets decreased from $148.6 billion on April 1, 2011 to $147.8 billion on April 1, 2012.  The funded ratio, as of April 1, 2012, calculated in August 2012 using the entry age normal funding method and actuarial assets, was 87%.

An amendment to the laws adopted in 2010 authorized the State and participating employers to amortize a portion of their annual pension costs during periods when actuarial contribution rates exceed thresholds established by the statute.  Amortized amounts must be paid by State and participating employers in equal annual installments over a ten-year period, and employers may prepay these amounts at any time without penalty.  Employers would pay interest on the amortized amount at a rate determined by the Comptroller that is comparable to taxable fixed income investments of a comparable duration.  The interest rate will be set annually and will vary according to market performance.  The interest rate on the amount an employer chooses to amortize in a particular rate year will be the rate for that year and will be fixed for the duration of the ten-year repayment period.  Should the employer choose to amortize in the next rate year, the interest rate on that amortization will be the rate set for that year, which may be different from the previous rate year.  For amounts amortized in Fiscal Year 2010-11, the Comptroller set an interest rate of 5%. For amounts amortized in Fiscal Year 2011-12, the interest rate was 3.75%.  In Fiscal Year 2011-12, the State elected to amortize $562.9 million and 134 participating employers amortized a total of $216.3 million.  The estimated State payment (including Judiciary) due March 1, 2013 is $2.19 billion.  The State (including Judiciary) has the option to amortize up to $781.9 million which would reduce the required payment to $1.408 billion.  The State payment for Fiscal Year 2012-13 is an estimate.  If this amount changes, then the amount that can be amortized would also change. Amounts amortized are treated as receivables for purposes of calculating assets of the CRF.  For Fiscal Year 2011-12, the State paid $1.51 billion in contributions (including Judiciary), including amortization payments of approximately $69.1 million.

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Litigation

General.  The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million.  These proceedings could adversely affect the State's finances in the current fiscal year or thereafter.  Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget.  The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year.  There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

Real Property Claims.  There are several cases in which Native American tribes have asserted possessory interests in real property or sought monetary damages as a result of claims that certain transfers of property from the tribes or the predecessors-in-interest in the 18th and 19th Centuries were illegal.

In Oneida Indian Nation of New York v. State of New York, the plaintiff, alleged successors-in-interest to the historic Oneida Indian Nation, sought a declaration that they held a current possessory interest in approximately 250,000 acres of lands that the tribe sold to the State in a series of transactions that took place between 1795 and 1846, money damages, and the ejectment of the State and Madison and Oneida Counties from all publicly-held lands in the claim area.  In 1998, the United States intervened in support of plaintiff.  During the pendency of this case, significant decisions were rendered by the United States Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York and Cayuga Indian Nation of New York v. Pataki.  Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims.

Relying on these decisions, in Oneida Indian Nation et al. v. County of Oneida et al., the Second Circuit Court of Appeals dismissed the Oneida land claim.  On October 17, 2011, the United States Supreme Court denied plaintiffs' petition for certiorari to review the decision of the Second Circuit Court of Appeals.

In Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., plaintiffs seek ejectment and monetary damages for their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest.  The defendants' motion for judgment on the pleadings, relying on the decisions in Sherrill, Cayuga  and Oneida, is pending in District Court.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or Six Nations Iroquois Confederacy, and that conveyances of portions of that land during the period 1788 to 1822 are null and void.  The aboriginal territory described in the complaint consists of an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse.  On September 22, 2010, the District Court granted defendants' motion to dismiss the action for laches, based on the Oneida, Sherrill  and Cayuga  decisions. Plaintiff's appeal of that decision is pending before the Second Circuit Court of Appeals.

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In Shinnecock Indian Nation v. State of New York, et al., plaintiff seeks ejectment, monetary damages, and declaratory and injunctive relief for its claim that approximately 3,600 acres in the Town of Southampton were illegally transferred from its predecessors-in-interest.  On December 5, 2006, the District Court granted defendants' motion to dismiss, based on the Sherrill and Cayuga  decisions.  Plaintiff moved for reconsideration before the District Court and also appealed to the Second Circuit Court of Appeals.  The motion for reconsideration has been withdrawn, but a motion to amend the complaint remains pending in the district court and was stayed through at least September 1, 2012.  The Shinnecock  appeal to the Second Circuit also remains stayed.

Tobacco Master Settlement Agreement.  In 1998, the attorneys general of 46 states, including New York, and several territories (collectively the "Settling States") and the then four largest United States tobacco manufacturers (the "Original Participating Manufacturers" or "OPMs"), entered into a Master Settlement Agreement (the "MSA") to resolve cigarette smoking-related litigation between the Settling States and the OPMs.  Approximately 30 additional tobacco companies have entered into the settlement (the "Subsequent Participating Manufacturers" or "SPMs" and together, the "Participating Manufacturers" or "PMs").  The MSA released the PMs from past and present smoking-related claims by the Settling States, and provided for a continuing release of future smoking-related claims, in exchange for certain payments to be made to the Settling States, and the imposition of certain tobacco advertising and marketing restrictions among other things.

Two actions have been filed in New York by parties challenging the MSA and portions of laws enacted by the State under the MSA.  In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers alleged (1) violation of the Commerce Clause of the United States Constitution, (2) the establishment of an output cartel in conflict with the Sherman Act, (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution and (4) federal preemption.  The Second Circuit affirmed the dismissal of this action and the United States Supreme Court denied certiorari to review that decision.  Accordingly, this action is concluded.

In Grand River Ent. v. King, another cigarette importer raised the same claims as those brought in Freedom Holdings, as well as additional claims, in an action against the attorneys general of thirty states, including New York.  On March 22, 2011, the District Court denied plaintiff's motion for summary judgment and granted defendants' motions for summary judgment dismissing the complaint.  Plaintiff has moved before the District Court to amend the court's findings and declarations, and also appealed the District Court's decision to the Second Circuit Court of Appeals.  On January 30, 2012, the District Court denied plaintiff's motion to amend the court's findings.  Both the March 22, 2011 and the January 30, 2012 decision are on appeal.

Arbitration Related to Tobacco Master Settlement Agreement.  The PMs also have brought a nationwide arbitration proceeding against the Settling States (excluding Montana).  The MSA provides that each year, in perpetuity, the PMs pay the Settling States a base payment, subject to certain adjustments, to compensate for financial harm suffered by the Settling States due to smoking-related illness.  In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA ("Non-Participating Manufacturers" or "NPMs") to deposit in escrow an amount roughly equal to the amount that PMs pay per pack sold.  New York's allocable share of the total base payment is approximately 12.8% of the total, or approximately $800 million annually.

The arbitration proceeding brought by the PMs asserts that the Settling States involved failed to diligently enforce their escrow statutes in 2003. The PMs seek a downward adjustment of the payment due in that year (an "NPM Adjustment") which would serve as a credit against future payments.  Any such claim for NPM Adjustment for years prior to 2003 was settled in 2003.  The PMs have raised the same claim for years 2004-2006, but none of those years is yet in arbitration.

The arbitration panel has thus far ruled, among other things, that the Settling States involved have the burden of proof in establishing diligent enforcement of the escrow statutes and that the 2003 settlement of prior NPM Adjustment claims does not preclude the PMs from basing their claim for a 2003 NPM Adjustment on 2002 NPM sales.  A hearing on issues common to all states took place in April 2012.  State-specific hearings will commence in May, with New York's hearing scheduled for June 2012.  State-specific hearings are scheduled for two weeks each month until June 2013.

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West Valley Litigation.  In State of New York, et al. v. The United States of America, et al., the parties have sought to resolve the relative responsibilities of the State and federal governments for the cost of remediating the Western New York Nuclear Service Center (the "Center" or "Site"), located in West Valley, New York.  The Center was established by the State in the 1960s in response to a federal call to commercialize the reprocessing of spent nuclear fuel from power reactors.  The private company that had leased the Site ceased operations in 1972, leaving behind two disposal areas and lagoons, highly contaminated buildings, and 600,000 gallons of liquid high level radioactive waste ("HLRW") generated by reprocessing activities.

Congress enacted the West Valley Demonstration Project Act in 1980, directing the federal government to solidify the HLRW and transport it to a federal repository, decontaminate and decommission the facilities and dispose of the low-level waste.  The Act directed the State to pay 10% of those clean-up costs. However, for many years the two governments disputed what additional cleanup is needed; which cleanup activities are covered by the Act; who bears the long-term responsibility for maintaining, repairing or replacing and monitoring and tanks or other facilities that are decommissioned in place at the Site; and who pays for the offsite disposal fee for the solidified HLRW. The combined federal and State cost expenditures to date amount to approximately $2.6 billion.  The State's expenditures at the Center are now approaching $320 million.

In order to resolve these disputes, the State filed suit in December 2006, seeking a declaration: (1) that the federal government is liable under the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) for the State's cleanup costs and for damages to the State's natural resources, and a judgment reimbursing the State for these costs and damages, (2) of the scope of the federal government's responsibilities under the Act to decontaminate and decommission the Site and for further Site monitoring and maintenance, and (3) that the federal government is responsible under the Nuclear Waste Policy Act for paying the fees for disposal of solidified HLRW at the Site. After commencement of the action, the parties engaged in court-ordered mediation, as a result of which a consent decree was approved and entered on August 17, 2010 resolving several key claims in the litigation.

The consent decree identifies a specific cost share for each government for specified facilities and known areas of contamination, and sets forth a process for determining cost shares for contamination that may be identified in the future.  The consent decree does not select or advocate the selection of any particular cleanup program for the Site- cleanup decisions are being made via the ongoing Environmental Impact Statement process.  The consent decree also does not resolve two claims raised in the State's lawsuit—the State's natural resource damages claim and its Nuclear Waste Policy Act claim.  The first claim, which the federal government has agreed to toll, will be pursued by the NYS Department of Environmental Conservation and the Attorney General's office.  Regarding the latter claim, the State asserts that the federal government bears sole responsibility for the cost of disposing of the remaining HLRW waste at the Site at a federal repository once one becomes available.  This claim was neither settled nor dismissed and remains in litigation.   The District Court will advise the parties as to the date of a conference for the purpose of preparing a scheduling order for adjudication of this claim.  In the interim, the parties are discussing potential ways to resolve the Nuclear Waste Policy Act claim without litigation.

Representative Payees.  In Weaver et ano. v. State of New York, two claimants allege that the executive directors of the Office of Mental Health facilities in which the claimants were hospitalized, acting as representative payees under the Federal Social Security Act, improperly received benefits due them and improperly applied those benefits to the cost of their in-patient care and maintenance and, in the case of one of the claimants, also to the cost of her care and maintenance in a state-operated community residence.  The first named claimant initially sought benefits on her own behalf as well as certification of a class of claimants.  However, the class claims were dismissed on February 10, 2010 for failure to comply with legislation.  On March 18, 2010, claimants filed a notice of appeal.  On June 4, 2010, the State moved for summary judgment against the individual claims on various grounds.  By decision and order dated September 27, 2010, the court granted the State's motion for summary judgment and dismissed the individual claims.  The court held that the State statutes relied on by claimants do not apply to Social Security benefits and that executive directors of the Office of Mental Health facilities are acting properly in accordance with the Social Security Act and applicable federal regulations.  Claimants served a notice of appeal on November 23, 2010.  On January 17, 2012, the appellate court affirmed the decision of the trial court. On March 2, 2012, claimants moved for leave to appeal to the Court of Appeals.  On May 8, 2012, the Court of Appeals denied claimants motion for leave.  As a result, the case has been concluded in the State's favor and the claim has been dismissed.

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Metropolitan Transportation Authority.  There are several cases in which the plaintiffs challenge the constitutionality of a 2009 law that imposed certain taxes and fees, including a regional payroll tax, in that portion of the State lying within the Metropolitan Commuter Transportation District.  The revenues derived from this statute are intended to assist the MTA, which a State commission concluded was facing substantial financial pressure.  The plaintiffs seek judgments declaring that the enactment the 2009 law violates various State constitutional provisions.  Some of the plaintiffs also seek a judgment declaring that the enactment of the 2009 law violated provisions of State law requiring that the MTA be self-sustaining.  These cases include Hampton Transportation Ventures, Inc. et al. v. Silver et al., William Floyd Union Free School District v. State, Town of Brookhaven v. Silver, et al., Town of Southampton and Town of Southold v. Silver, Town of Huntington v. Silver, Mangano v. Silver, Town of Smithtown v. Silver and Vanderhoef v. Silver.  Suffolk County, the Orange County Chamber of Commerce, and a number of additional towns, and a village have also joined the Mangano  case as plaintiffs.

The defendants sought to change the venue of all of these cases to Albany County or New York County and venue has been changed in most of the cases. In Mangano, the trial court denied defendants' motion for change of venue.  An appeal of that order is proceeding and all parties have moved for summary judgment.  In Vanderhoef, Huntington, Floyd, Brookhaven, Southampton/Southold  and Hampton, the defendants moved for judgment in their favor.  The plaintiffs in Hampton  then voluntarily stipulated to discontinue their case, as did the plaintiff in Floyd  after legislative amendment of the applicable statute that exempted school districts from the "mobility tax" imposed by this statute on employers in the Metropolitan Commuter Transportation District. The trial court issued decisions granting summary judgment to defendants in Brookhaven, Huntington, Southampton/Southold  and Vanderhoef.  The plaintiffs in Brookhaven  and Huntington appealed from those decisions in their cases but failed to perfect their appeals within nine months after the date of their notices of appeal, which means their appeals are deemed abandoned.

School Aid.  In Becker et al. v. Paterson et al., plaintiffs seek a judgment declaring that the Governor's determination to delay payment of school aid due by statute on December 15, 2009, violated various provisions of the State Constitution.  Since the commencement of the suit, the moneys at issue have been released.  Pursuant to a court-direct schedule, plaintiffs moved for summary judgment on March 5, 2010.  Defendants cross-moved for summary judgment on April 15, 2010.

In a second case involving the same parties, plaintiffs seek a judgment declaring that the Governor's determination to delay payment of school aid from March 31, 2010 to June 1, 2010 also violated various State constitutional provisions.  Since the commencement of the suit, the moneys at issue were released.  Plaintiffs moved for summary judgment on July 21, 2010 and defendants responded and cross-moved for summary judgment on September 16, 2010.   On January 14, 2011, the trial court issued a joint order and decision dismissing both actions as moot because of the payments made after the commencement of the actions.  On February 25, 2011, plaintiffs appealed.  The appeal was never perfected and has been deemed abandoned.

In Hussein v. State of New York, plaintiffs seek a judgment declaring that the State's system of financing public education violates the Constitution on the ground that it fails to provide a sound basic education.  In a decision and order dated July 21, 2009 the trial court denied the State's motion to dismiss the action.  The State appealed this decision, which was upheld by the appellate court on January 13, 2011.  On May 6, 2011, defendants were granted leave to appeal to the Court of Appeals.  On September 15, 2011, the Court of Appeals placed the appeal on track for full briefing and oral argument.   The argument of the appeal was scheduled for March 20, 2012.  On August 18, 2011, the trial court granted the State's motion to stay all proceedings in the case until further order of the court or a decision from the Court of Appeals.  The plaintiffs filed a motion to have the stay vacated or modified to permit the continuation of depositions and the filing of a motion for partial summary judgment.  On December 6, 2011, the trial court granted plaintiffs' motion for renewal and modified the stay to the extent of permitting discovery to continue, but refused to allow plaintiffs to file a motion for partial summary judgment or any other dispositive motion.  Depositions are being scheduled and the discovery deadline is December 31, 2012.

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Sales Tax.  There are several cases challenging the State's authority to collect taxes on cigarettes sold on Indian reservations.  In Oneida Indian Nation of New York v. Paterson, et al. (and four consolidated cases), plaintiffs seek judgments declaring that their federal rights are violated by the State's imposition of an excise tax on cigarettes sold by the plaintiffs to non-tribal members.  In four of the five cases, the trial court denied plaintiffs' motions for preliminary injunctions, but granted a stay of enforcement pending plaintiffs' appeal.  In the fifth case, the trial court granted the plaintiff's motion for a preliminary injunction.  On May 9, 2011, the Second Circuit Court of Appeals affirmed the trial court's order denying the plaintiffs' motions for preliminary injunctions, and vacated the trial court's order granting the motion for a preliminary injunction, vacated all stays pending appeal, and remanded the cases to the various trial courts for further proceedings consistent with the court's opinion.  The State moved for summary judgment in two cases.  The plaintiffs moved for voluntary dismissal without prejudice in these cases.  On January 9, 2012, the district court in one of the two cases granted plaintiff's motion for summary dismissal without prejudice and denied the State's motion for summary judgment as moot.  Arguments in the second case were heard on December 20, 2011. On January 9, 2012, the trial court in the first case granted plaintiff's motion for voluntary dismissal without prejudice and denied the defendants' motion for summary judgment as moot.

In Day Wholesale Inc., et al. v. State, et al., plaintiffs also seek to enjoin the collection of taxes on cigarettes sold to or by reservation retailers.  On August 31, 2010, the trial court issued an order vacating two earlier preliminary injunctions of that court barring the collection of such taxes until defendants had taken certain steps to comply with prior law.  The court also denied plaintiffs' motion for a preliminary injunction.  The plaintiffs appealed.  On September 14, 2010 the appellate court denied plaintiffs' motion for a preliminary injunction.  The appeal is now deemed abandoned because plaintiffs failed to perfect the appeal within nine months of the filing of the notice of appeal.

On February 10, 2011, the Seneca Nation of Indians commenced Seneca Nation of Indians v. State of New York, et al., challenging the promulgation of regulations to implement the statutory voucher system intend to enable the State to collect taxes on certain sales of cigarettes on Indian reservations.  Plaintiffs seek declaratory judgment that the regulations are void, a temporary and permanent injunction against enforcing both the regulations and the statutory provisions authorizing the voucher system.  On June 8, 2011, the court issued an order granting defendants' motion for summary judgment and dismissing the complaint.  On November 18, 2011, the appellate court affirmed the decision.  The plaintiff's motion for leave to appeal to the Court of Appeals was denied on February 21, 2012.

In July 2011, plaintiffs commenced Akwesasne Convenience Store Association et al. v. State of New York against the State of New York and other defendants, seeking a declaration that the statutory voucher system impermissibly burdens Indian commerce and is preempted by federal law and further seeking to enjoin the implementation, administration or enforcement of the system.  The court denied plaintiffs' request for a temporary restraining order and, by decision dated August 18, 2011, also denied plaintiffs' subsequent motion for a preliminary injunction.  Plaintiffs appealed to the appellate court, which denied plaintiffs' motion for a preliminary injunction pending appeal on September 14, 2011.  By decision dated August 2, 2012, the trial court granted defendants' motion for summary judgment dismissing the complaint and denied plaintiffs' cross motion for summary judgment.

Eminent Domain.  In Gyrodine v. State of New York, claimant seeks compensation under the Eminent Domain Procedures Law. By decision dated June 21, 2010, the Court of Claims awarded claimant $125 million as compensation for the appropriation.  On September 13, 2010, the State appealed from the decision.  In a decision dated November 22, 2011, the appellate court affirmed the Court of Claims' decision.  The State's motion for reargument or, in the alternative, leave to appeal to the Court of Appeals, was denied on February 17, 2012.  On June 5, 2012, the appellate court denied the State's motion for leave to appeal.  The State paid the judgment on July 5, 2012.

Insurance Department Assessments.  In New York Insurance Association, Inc. v. State, several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department violate the federal Constitution to the extent that the assessments include amounts for items that are not direct expenses of the Insurance Department.  On June 9, 2010, the State filed a motion for summary judgment.  By decision dated March 10, 2011, plaintiffs' motion for permission to conduct discovery prior to responding to the State's motion for summary judgment was granted.  Plaintiffs have since filed an amended complaint adding challenges to assessments issued after the commencement of this action and the State has withdrawn its motion for summary judgment without prejudice.  The State has filed its answer to the amended complaint and is engaged in the discovery process, the deadline for which is October 1, 2012.

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Pennsylvania

General Information

The Commonwealth of Pennsylvania is the sixth most populous state in the nation.  The Commonwealth had been historically identified as a heavy industrial state, although declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy over the last thirty years.  Current major sources of economic growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.  Pennsylvania's agricultural industries also are an important component of the Commonwealth's economic structure, accounting for more than $5.4 billion in crop and livestock products annually.  Pennsylvania ranks among the top ten states in the production of a variety of agricultural products.  In 2011, agribusiness and food related industries reached export sales surpassing $1.3 billion in economic activity.

Pennsylvania's extensive public and private forests provide a vast source of material for the lumber, furniture and paper products industries.  The forestry and related industries accounts for 1.5% of employment with economic activity of nearly $5 billion in domestic and international trade.  Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams and lakes.  Other natural resources include major deposits of coal, petroleum and natural gas.  Annually, about 66 million tons of anthracite and bituminous coal, 1,310 billion cubic feet of natural gas, and about 2.2 million barrels of oil are extracted from Pennsylvania.

In 2011 the population of Pennsylvania was 12.7 million.  The Commonwealth is highly urbanized, with 79% of the 2011 mid-year population estimate residing in the 15 metropolitan statistical areas of the Commonwealth.  The cities of Philadelphia and Pittsburgh, the Commonwealth's largest metropolitan areas, together contain almost 44% of the Commonwealth's total population.

Pennsylvania's average annual unemployment rate was equivalent to the national average throughout the 2000's.  Slower economic growth caused the rate to rise to 8.5% in 2010, compared to 4.4% in 2007.  From 2002 through 2011, Pennsylvania's annual average unemployment rate was below the national average.  As of May 2012, Pennsylvania had a seasonally adjusted annual unemployment rate of 7.4%.

Personal income in the Commonwealth for 2011 was $541.2 billion, an increase of 4.8% over the previous year.  During the same period, national personal income increased by 5.0%.  Based on the 2011 personal income estimates, per capita income was at $42,478 in the Commonwealth, compared to per capita income in the United States of $41,663.

Description of Funds

The Commonwealth utilizes the fund method of accounting, and over 150 funds have been established and currently exist for the purpose of recording receipts and disbursements, of which the Commonwealth's General Fund (the "Commonwealth General Fund") is the largest.  The Commonwealth General Fund receives all tax and non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere.  The majority of the Commonwealth's operating and administrative expenses are payable from the Commonwealth General Fund, including debt service on most bond indebtedness of the Commonwealth.  The Motor License Fund receives all tax and fee revenues relating to motor fuels and vehicles, except the revenues from ½¢ per gallon of the liquid fuels tax, which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities.  All revenues relating to motor fuels and vehicles are constitutionally required to be used only for highway purposes.  Similarly, other special revenue funds have been established by law to receive specified revenues appropriated to departments, boards and/or commissions for payment of their operating and administrative costs.  Some of these special revenue funds are required to transfer excess revenues to the Commonwealth General Fund, and some receive funding, in addition to their specified revenues, through appropriations from the Commonwealth General Fund.

The Tobacco Settlement Fund is a special revenue fund established to receive tobacco litigation settlement payments paid to the Commonwealth.  The Commonwealth is one of 46 states that settled certain smoking-related litigation in a November 1998 master settlement agreement with participating tobacco product manufacturers (the "MSA").  Under the MSA, the Commonwealth is entitled to receive a portion of payments made pursuant to the MSA by participating tobacco product manufacturers.  Most revenues to the Tobacco Settlement Fund are subject to annual appropriation by the General Assembly and approval by the Governor.

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The Budget Stabilization Reserve Fund (replacing the Tax Stabilization Reserve Fund in 2002, the "BSRF") is a special revenue fund that receives a portion of any budgetary basis fiscal year-end surplus of the Commonwealth General Fund.  The BSRF is to be used for emergencies threatening the health, safety or welfare of citizens or during downturns in the economy that result in significant unanticipated revenue shortfalls not able to be addressed through the normal budget process.  Assets of the BSRF may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly.  In July 2008, the statutory transfer of 25% was suspended for one year.  The budgets for Fiscal Years 2009 and 2010 included no transfers into the BSRF of any unappropriated surplus as no such surpluses existed at the end of Fiscal Years 2009 and 2010.  The Fiscal Year 2010 budget included a transfer of the entire $755.0 million balance of the BSRF to the Commonwealth General Fund to assist with the enactment of a balanced budget for Fiscal Year.  While the Commonwealth ended Fiscal Year 2011 with a substantial positive ending balance, under provisions of the American Recovery and Reinvestment Act of 2009 ("ARRA"), the Commonwealth was prohibited from depositing any funds into the BSRF.  In June 2011, the statutory transfer of 25% of the Commonwealth's unappropriated surplus balance was suspended for one year.  The Commonwealth ended Fiscal Year 2012 with an unappropriated surplus balance of $659.3 million.  At present, the Commonwealth has a virtually zero balance in the BSRF.  Based on the official revenue estimate for the Fiscal Year 2013 budget, the Commonwealth projects a preliminary Fiscal Year 2013 ending balance of $292.9 million, which would result in a statutory transfer of $73.2 million in June 2013.

Balances in the BSRF are to be used only when emergencies involving the health, safety or welfare of the residents of the Commonwealth or downturns in the economy resulting in significant unanticipated revenue shortfalls cannot be dealt with through the normal budget process.  Funds in the BSRF may be appropriated only upon the recommendation of the Governor and the approval of a separate appropriation bill by a vote of two-thirds of the members of both houses of the General Assembly.  Any funds appropriated from the BSRF that are unspent are returned to the BSRF.

The Commonwealth maintains trust and agency funds that are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals.  Enterprise funds are maintained for departments or programs operated like private enterprises.  Two of the largest of these funds are the State Stores Fund and the State Lottery Fund.  The State Stores Fund is used for the receipts and disbursements of the Commonwealth's liquor store system, as the sale and distribution of all liquor within Pennsylvania is a government enterprise.  The State Lottery Fund is a an enterprise fund for the receipt of lottery ticket sales and lottery licenses and fees.  Its revenues, after payment of prizes, are dedicated to paying the costs of programs benefiting the elderly and handicapped in the Commonwealth.  In addition, the Commonwealth maintains funds classified as working capital, bond and sinking funds for specified purposes.

Financial information for the principal operating funds is maintained on a budgetary basis of accounting, which ensures compliance with the enacted operating budget and is governed by applicable Commonwealth statutes and by administrative procedures.  The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP").  The GAAP statements are audited jointly by the Department of the Auditor General and an independent public accounting firm.  The Commonwealth maintains a June 30th fiscal year end.

Revenues

Tax revenues constituted approximately 98.1% of Commonwealth revenues in the Commonwealth General Fund for Fiscal Year 2012.  The major tax sources for Commonwealth General Fund revenues are the personal income tax ($10.801 billion, 39.0% of Fiscal Year 2012 revenues), the sales tax ($8.772 billion, 31.7% of Fiscal Year 2012 revenues), the corporate net income tax ($2.205 billion, 7.3% of Fiscal Year 2012 revenues) and the utility gross receipts tax ($1.330 billion, 4.8% of Fiscal Year 2012 revenues).

The Commonwealth's personal income tax is levied at a flat rate on the taxable income of all residents and resident trusts and estates and taxable income attributable to Pennsylvania non-resident estates and trusts.  The current tax rate of 3.07% became effective on January 1, 2004.  Credit against the tax is allowed for gross or net income taxes paid to other states by Pennsylvania residents.

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The sales tax is levied at a rate of 6% on the sale, use, storage, rental or consumption of tangible personal property, cigarettes and certain services, and upon the occupancy of hotel rooms.  Substantial exemptions from the tax include clothing, food purchased in grocery stores or supermarkets, medical supplies, drugs, residential use of certain utilities, motor fuels, and machinery, equipment and items used in manufacturing, processing, farming or dairying and utility service.  Beginning in Fiscal Year 1998, 1.22% of collections, up to an annual limit of $75 million, were transferred to a special fund for mass transit assistance, and in Fiscal Year 2008 the percentage was increased by an additional 4.4%.

The corporate net income tax is paid by all domestic and foreign corporations for the privilege of doing business, carrying on activities or employing capital or property in the Commonwealth.  The current tax rate of 9.99% became effective for fiscal years beginning on or after January 1, 1995.

The utility gross receipts tax is levied on the gross receipts from business transacted within Pennsylvania by specified public utilities owned, operated or leased by corporations, associations or individuals.  The tax rate is 50 mills for all utilities except electric utilities, which are taxed at the rate of 44 mills.  The tax rate for electric utilities is adjusted annually under provisions of a formula enacted with the deregulation of electric generation in Pennsylvania.  Beginning with Fiscal Year 1999, 0.18% of receipts are transferred to a special fund for mass transit purposes.  Revenue from 0.2 mills of the tax is deposited in the Alternative Fuels Incentive Grant Fund.

Other taxes, including the capital stock and franchise taxes ($837.2 million, 3.0% of Fiscal Year 2012 revenues), the cigarette tax ($1.070 billion, 3.9% of Fiscal Year 2012 revenues) and inheritance and estate taxes ($827.7 million, 3.0% of Fiscal Year 2012 revenues), also contribute significant revenues to the Commonwealth's budget.

The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil company franchise tax.  For Fiscal Year 2012, the liquid fuels tax accounted for $561.4 million (21.0%), and the oil company franchise tax accounted for $457.9 million (17.2%) of Motor License Fund revenues.  Portions of certain taxes whose receipts are deposited into the Motor License Fund are legislatively restricted to specific transportation programs.  These receipts are accounted for in restricted accounts in the Motor License Fund and are not included in the discussions of the tax revenues of the Motor License Fund.

License and fee receipts in the Commonwealth General Fund for Fiscal Year 2012 totaled $138.8 million representing 0.5% of Commonwealth revenues to the Commonwealth General Fund.  Revenues from motor vehicle licenses and fees in Fiscal Year 2012 were $892.6 million, representing 33.5% of total Fiscal Year 2012 Motor License Fund revenues.

Federal Revenues.  Receipts by the Commonwealth in the Commonwealth General Fund, Motor License Fund and Tobacco Settlement and State Lottery Funds from the federal government during Fiscal Year 2011 totaled $26.4 billion, while such federal receipts were $22.9 billion in Fiscal Year 2012.  Anticipated receipts for Fiscal Year 2013 are $22.0 billion.  Approximately $17 billion (64.3%) of total federal revenue to the Commonwealth for Fiscal Year 2011, was attributable to public health and welfare programs, the largest of which are for the Medical Assistance and Temporary Assistance to Needy Families programs.  In Fiscal Year 2012, $15.6 billion (68.4%) of federal revenues, is attributable to these types of programs.  In the Fiscal Year 2013 enacted budget, approximately $15.3 billion (69.6%) of federal revenues is attributable to public health and welfare programs.

Federal receipts have been influenced by the enactment of ARRA, with receipts of almost $3.1 billion in Fiscal Year 2011 for increased Medicaid reimbursement, flexible state stabilization funds and education jobs funds.

Expenditures

Education.  Expenditures from Commonwealth revenues for education purposes were more than $10.9 billion in Fiscal Year 2011.  Expenditures from Commonwealth revenues for education purposes were nearly $11 billion in Fiscal Year 2012.  The enacted budget for Fiscal Year 2013 includes over $11.3 billion in education funding, an increase of approximately 3.4% over Fiscal Year 2012.

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Public Health and Human Services.  The Commonwealth provides temporary support for its residents who are seeking to achieve and sustain independence.  It also provides care, treatment and rehabilitation to persons with mental and physical disabilities and supports programs to prevent or reduce social, mental and physical diseases and disabilities.  Expenditures were $29.5 billion in Fiscal Year 2011, $29.2 billion in Fiscal Year 2012 and are projected to be $30 billion for Fiscal Year 2013.  Of the Fiscal Year 2012 expenditures, $10.8 billion was funded from the Commonwealth General Fund, while $10.9 billion is estimated to be provided for Fiscal Year 2013.  Federal funds are expected to increase by $539 million, and augmentations are expected to increase by $42 million for Fiscal Year 2013.  The Fiscal Year 2013 enacted budget includes $337.4 million of receipts from the Tobacco Settlement Fund that will be expended for health care.

Programs providing temporary financial assistance and medical assistance comprise the largest portion of public health and human services expenditures.  Commonwealth General Fund expenditures for these assistance programs amounted to $5.1 billion in Fiscal Year 2011 and $6.6 billion in Fiscal Year 2012.  For Fiscal Year 2013, $6.7 billion is budgeted from the Commonwealth General Fund.  A nursing home assessment fee provided a Commonwealth General Fund offset of $229.6 million in Fiscal Year 2011, $215.4 million in Fiscal Year 2012 and is expected to provide a $188.7 million offset in Fiscal Year 2013.  A statewide managed care organization assessment provided a Commonwealth General Fund offset of $371.2 million in Fiscal Year 2011, $373.9 million in Fiscal Year 2012 and is expected to provide a $330.9 million offset in Fiscal Year 2013.  In addition, a statewide Quality Care Assessment provided a $120.9 million offset in Fiscal Year 2011, a $109 million offset in Fiscal Year 2012 and is expected to provide a $109 million offset in Fiscal Year 2013.

Expenditures for medical assistance increased during the period from Fiscal Years 2002 through 2012 by an average annual rate of 9.1%.  Expenditures from Commonwealth funds were $4.5 billion in Fiscal Year 2011 and $6.2 billion in Fiscal Year 2012, an increase of 36.8% from the prior fiscal year primarily due to the loss of the enhanced FMAP.  Fiscal Year 2013 expenditures from Commonwealth funds are projected to be $6.5 billion.  Income maintenance cash assistance payments to families in transition to independence were $1.3 billion and $1.2 billion in Fiscal Years 2011 and 2012, respectively.  The enacted budget for Fiscal Year 2013 includes a total of $1.1 billion.

Transportation.  The Commonwealth is responsible for the construction, restoration and maintenance of the highways and bridges in the 40,000-mile state highway system, including certain city streets that are a part of the state highway system.  Assistance for the maintenance and construction of local roads and bridges is provided to municipalities through grants of financial aid.  Highway maintenance costs, construction costs and assistance grants are paid from the Motor License Fund.  The Commonwealth General Fund, the State Lottery Fund and other special funds, including the Public Transportation Assistance Fund, the Liquid Fuels Tax Fund, the Highway Beautification Fund, the Motor Vehicle Transaction Recovery Fund and the Public Transportation Trust Fund (the "PTTF") provide the remainder of funding for transportation programs.

Act 44, enacted in 2007, provided the largest single-year increase in Commonwealth funding for transportation through a "public-public" partnership between the Pennsylvania Department of Transportation and the Pennsylvania Turnpike Commission which provided the Commonwealth with more funding for highways, bridges and transit.  After Fiscal Year 2010, Act 44 funding decreased due to the Federal Highway Administration's rejection of the Commonwealth's applications seeking federal authorization to toll and operate Interstate 80.  Beginning in Fiscal Year 2011, lease payments from the Turnpike Commission to the Commonwealth declined to $450 million annually, with $200 million going to highway and bridge projects and $250 million to mass transit projects.  To address transportation funding in the Commonwealth, the Governor established the Transportation Funding Advisory Commission ("TFAC") in April 2011. In July 2011, the TFAC made funding recommendations that, if implemented, could bring in up to $2.7 billion annually within five years.

The Commonwealth also provides subsidies for mass transit systems including passenger rail and bus service.  In Fiscal Year 2008, the funding mechanisms for mass transit were changed with the enactment of Act 44.  Mass transit funding was shifted from the Commonwealth General Fund to a combination of sources of revenue going into the PTTF.  The PTTF was created to provide a long-term, predictable and growing source of revenues for public transportation systems.  A new, dedicated revenue stream consisting of 4.4% of the sales and use tax is earmarked for mass transit systems.  The PTTF also receives revenues from the Public Transportation Assistance Fund, the Lottery Fund, and payments from the Pennsylvania Turnpike Commission.  For Fiscal Year 2011, Commonwealth funding available for mass transit was $1.010 billion.  Funding for mass transit increased in Fiscal Year 2012 to $1.046 billion.  The Fiscal Year 2013 budget funding for mass transit will increase to $1.055 billion. The Fiscal Year 2013 total could increase with the realization of funding recommendations from TFAC.

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Total funding for the Commonwealth's highway and bridge program for Fiscal Year 2011 was $1.950 billion.  While funding increased to $2.125 billion in Fiscal Year 2012, a decrease to $2.006 billion is budgeted in Fiscal Year 2013.

The Commonwealth's current aviation program funds the development of public airport facilities through grants providing for airport development, runway rehabilitation and real estate tax rebates for public use airports. Taxes levied on aviation and jet fuel provide revenues for a restricted account for aviation programs in the Motor License Fund.  In Fiscal Years 2011 and 2012, $7.25 million was expended from aviation restricted accounts each year for such purposes.  A total of $7.25 million is again budgeted for Fiscal Year 2013.

Financial Performance

During the five-year period from Fiscal Year 2007 through Fiscal Year 2011, total revenues and other sources increased by an average of 4.9% annually.  Tax revenues during this same period decreased by an annual average of 0.1% with a portion of the average annual growth rate adversely impacted by a significant decline in tax revenue and revenues from other sources in Fiscal Years 2009 and 2010.  During the past several years, fees and license income and other financing sources have continued to become a larger portion of income to the Commonwealth General Fund.  Expenditures and other uses during the same five-year period rose at an average annual rate of 4.6%.  Expenditures for public education during this period increased at an average annual rate of 3.5%.

Fiscal Year 2010 Financial Results (GAAP Basis).  At June 30, 2010, the Commonwealth General Fund reported a fund balance of $284.8 million, a decrease of $230.4 million from the reported $515.2 million fund balance at June 30, 2009.  On a net basis, total assets increased by $520.0 million to $9.837 billion.  Liabilities increased by $750 million to $9.552 billion.  The change in fund balance for the Commonwealth General Fund of -$230 million for Fiscal Year 2010 compares with a change in the fund balance of -$2.459 billion for Fiscal Year 2009.

Commonwealth General Fund tax revenues increased by over $167 million (1%) during Fiscal Year 2010.  This increase is primarily attributable to revenue increases in "other" taxes ($551 million) and in cigarette taxes ($87 million).  These revenue increases, however, were offset by decrease revenues from personal income taxes ($227 million) and corporation taxes ($219 million).  Decreases in these tax types were directly attributable to declines in economic activity during Fiscal Year 2010.

Net inter-governmental revenues increased by $3.9 billion, resulting primarily from federal participation in significantly higher expenditures for Medical Assistance.  Over $2.6 billion of the increase was attributable to ARRA funding.  Combined licenses/fees/investment and other revenues increased by $422 million primarily because of first-year revenues for Table Game Authorization Fees and an increase in investment income.  Charges for sales and services revenues decreased by $207 million.

Total Commonwealth General Fund expenditures increased by over $2.6 billion (6%) during Fiscal Year 2010.  Reported expenditures for health and human services expenditures increased by $1.758 billion, caused by a higher aggregate need for medical, income and cash grant assistance.  Net public education expenditures increased by $474 million, due primarily to ARRA subsidies, offset by a decrease in state-funded basic education.  Protection of persons and property expenditures increased by $229 million primarily because of higher personnel costs for the Department of Corrections and higher expenditures for the Department of Environmental Protection.  Reported Transfers to the Commonwealth General Fund increased by $550 million primarily because of transfers from the Tobacco Settlement Fund, the Oil and Gas Lease Fund, the Keystone Recreation, Park and Conservation Fund and the Medical Care Availability and Reduction of Error Fund.  Transfers from the Commonwealth General Fund increased by $31 million, net of decreases, primarily because of an increase in transfers to debt service funds and a new transfer to the Motor License Fund.

Fiscal Year 2010 Financial Results (Budgetary Basis).  The continuing effects of the national economic recession negatively impacted the Commonwealth's economy in Fiscal Year 2010.  While avoiding the contraction in the national economy from the prior fiscal year, the Commonwealth experienced only minimal economic growth in Fiscal Year 2010.  High levels of unemployment and turbulent financial markets negatively impacted the Commonwealth's revenues and receipts.  Commonwealth General Fund revenues for the fiscal year totaled $27.65 billion.  Total expenditures, net of appropriation lapses and including public health and human series assessments and expenditures from additional sources (ARRA funding), were $25.42 billion.

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Revenues available to the Commonwealth, net of reserves for tax refunds and transfers from the BSRF but including public health and human service assessments, increased $2.45 billion (nearly 10%) during Fiscal Year 2010.  Fiscal Year 2010 net revenues totaled $27.20 billion, an increase from $24.751 billion during Fiscal Year 2009.  Commonwealth General Fund revenues increased $2.12 billion (8.3%) during Fiscal Year 2010, when measured on a year-over-year basis.  Corporate tax receipts were $510.2 million, or 10.0% below estimate for the fiscal year.  Year-over-year growth in corporate taxes was down 5.3% during Fiscal Year 2010 as corporate net income tax collections declined 9.5% and capital stock and franchise tax receipts declined 3.4%.  Personal income taxes were $308.3 million below estimate, a shortfall of 3.0%, while year-over-year growth in personal income tax receipts was -2.3%.  Sales and use taxes receipts also were below the Fiscal Year 2010 estimate by $362.1 million (-4.3%).  Sales tax collections declined 1.3% during Fiscal Year 2010, as motor vehicle sales tax collections grew 3.8% but non-motor vehicle sales tax receipts declined 2.0%.  Stabilization in the Pennsylvania housing market led to realty transfer tax revenues growing slightly by 0.5% during Fiscal Year 2010.  Non-tax revenues of the Commonwealth were 1.8% below the Fiscal Year 2010 estimate, led by realized losses on the investment of Commonwealth funds.  However, non-tax revenues of the Commonwealth grew from $235.2 million in Fiscal Year 2009 to $2.738 billion during Fiscal Year 2010, an increase of 1,064%.  This increase was attributable to the transfer of various fund balances such as the BSRF and other such balances to the Commonwealth General Fund.  Reserves for tax refunds in Fiscal Year 2010 were $1.225 billion, a decrease of 8.2% from Fiscal Year 2009 reserves.

The Fiscal Year 2010 budget was enacted incrementally over the first half of Fiscal Year 2010.  On August 5, 2009, the Governor signed into law $11 billion in appropriations towards the operation of critical public health and safety services and to fund general government operations and vetoed nearly $13 billion in appropriations for Fiscal Year 2010.  This "bridge budget" provided appropriations totaling $10.97 billion of Commonwealth funds against then-estimated revenues, prior to reserves for tax refunds, of $25.56 billion.

On October 9, 2009, the Governor signed into law the enacted budget for Fiscal Year 2010.  The Fiscal Year 2010 budget provided appropriations and executive authorizations of $24.29 billion, net of expenditures offset with federal funds, and did not include appropriations for certain non-preferred institutions, which were approved on December 17, 2009.  On January 8, 2010, the Governor signed legislation expanding gaming in the Commonwealth.  This legislation authorized certain table games at Pennsylvania casinos and was estimated to generate an additional $256 million in Commonwealth General Fund revenues during Fiscal Year 2010, derived mainly from upfront license fees.  Annual recurring revenue to the Commonwealth General Fund from table games was estimated to be between $80 and $90 million.

Given the condition of the national economy, the Fiscal Year 2010 base revenue estimate was premised on the assumption that the Commonwealth would experience zero growth (0.0%) during Fiscal Year 2010.  The Fiscal Year 2010 budget provided an estimated $808.2 million in recurring revenues and $2.356 billion in non-recurring revenues from various sources.  The Fiscal Year 2010 budget also utilized $3.063 billion in available federal fiscal relief funds and lapses to offset state appropriations.

The Fiscal Year 2010 budget represented a $523.9 million (1.8%) decrease over the Fiscal Year 2009 budget.  The Fiscal Year 2010 budget reduced or eliminated funding for programs in nearly every Commonwealth agency.  The budget reduced funding for over 300 programs and eliminates funding for over 100 programs, lowering Commonwealth General Fund spending by nearly $1.9 billion.  Nearly 3,000 Commonwealth positions were to be eliminated in Fiscal Year 2010, bringing the total reduction in the Commonwealth's work force to 4,767 positions since 2003.

Fiscal Year 2011 Financial Results (GAAP Basis).  At June 30, 2011, the Commonwealth General Fund  reported a fund balance of $1.621 billion, an increase of $1.337 billion from the reported $284.8 million fund balance at June 30, 2010.  On a net basis, total assets increased by $1.002 billion to $10.839 billion.  Liabilities decreased by $334 million to $9.218 billion.  The change in fund balance for the Commonwealth General Fund for Fiscal Year 2011 compares favorably with changes in the fund balance of -$230.0 million for Fiscal Year 2010 and -$2.459 billion for Fiscal Year 2009.

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Commonwealth General Fund tax revenues increased overall by $1.599 billion (6.58%) during Fiscal Year 2011.  This overall increase is attributable to all tax types except realty transfer taxes, which decreased by $14 million from the prior fiscal year.  Corporation taxes increased by $493 million (11.92%), due primarily to increasing corporation profits and due to one-time revenues of $176 million.  Sales and use tax revenues increased by $302 million when compared to the prior fiscal year due to increases in taxable purchases as well as changes which accelerated remittances of sales taxes withheld.  Net intergovernmental revenues increased by $1.7 billion, resulting primarily from non-ARRA federal participation of $1.376 billion.

Total Commonwealth General Fund expenditures increased by over $2.7 billion (5.7%).  Expenditures for health and human services increased by $2.414 billion, due primarily to higher aggregate need for medical, income and cash grant assistance.  Public education expenditures increased by $384 million primarily due to new federally funded basic education expenditures of $387 million.  The overall increase in the fund balance of the Commonwealth General Fund was over $1 billion during Fiscal Year 2011.

Fiscal Year 2011 Financial Results (Budgetary Basis).  While the Commonwealth's unemployment rates remained elevated, the Commonwealth's revenues and receipts benefitted from the moderate uptick in the national economy experienced during part of Fiscal Year 2011.  Commonwealth General Fund revenues for Fiscal Year 2011 were above estimates by $785.5 million (2.9%), the first time this occurred since Fiscal Year 2008.  Final Commonwealth General Fund revenues for Fiscal Year 2011 totaled $27.497 billion.  Total expenditures, net of appropriation lapses and including public health and human services assessments and expenditures from additional sources (ARRA funding), were $25.617 billion, resulting in a preliminary operating balance for Fiscal Year 2011 of $1.367 billion.  However, after accounting for a negative Fiscal Year 2010 beginning balance of $294.2 million, the Commonwealth ended Fiscal Year 2011 with an unappropriated surplus balance of $1.073 billion, which was the largest such unappropriated ending balance since at least 1975.

Revenues available to the Commonwealth, net of reserves for tax refunds and transfers from the BSRF but including public health and human service assessments, decreased $184.8 million (0.7%) during Fiscal Year 2011.  Commonwealth General Fund revenues decreased $150.9 million (0.5%) during Fiscal Year 2011 when measured on a year-over-year basis.  This decline is due primarily to the use of the BSRF and other such one-time balance transfers utilized during Fiscal Year 2010.  Tax revenue collections grew $1.551 billion (6.2%) on a year-over-year basis, while non-tax revenue collections declined $1.702 billion (62.1%).  Corporate tax receipts were $398.6 million above Fiscal Year 2010 levels.  Year-over-year growth in corporate taxes was 15.6% during Fiscal Year 2011, as corporate net income tax collections increase 19.0% and capital stock and franchise tax receipts increased 7.6% while collections from the gross receipts tax declined 4.8%.  Personal income taxes were $467.0 million above Fiscal Year 2010 actual collections, and year-over-year growth in personal income tax receipts was 4.7%.  Sales and use taxes receipts were $561.0 million (7.0%) greater during Fiscal Year 2011 than during Fiscal Year 2010.  Sales tax collections increased during Fiscal Year 2011 as motor vehicle sales tax collections grew 6.7% and non-motor vehicle sales tax receipts increased 7.0% during Fiscal Year 2011.  Non-tax revenues declined 62.1% during Fiscal Year 2011, due primarily to the utilization of one-time revenues during Fiscal Year 2010.

Fiscal Year 2011 appropriations, including supplemental appropriations and ARRA funding and net of appropriation lapses, totaled $28.32 billion—an increase of $485.4 million (1.7%) over Fiscal Year 2010 expenditures.  Fiscal Year 2011 ARRA funding and appropriation lapses increased to $3.341 billion (9.1%) over Fiscal Year 2010 funding.  A total of $275.2 million in appropriations were lapsed in Fiscal Year 2011, and the Fiscal Year 2011 budget contained a slightly reduced level of public health and human services assessments ($636.6 million), which were utilized to cover a portion of medical assistance and long-term care costs.  Commonwealth General Fund appropriations for Fiscal Year 2011 totaled $28.020 billion, an increase of $379.3 million (1.4%) from Fiscal Year 2010 levels.  A total of $3.055 billion in operating appropriations were offset with federal funds, mainly ARRA, during Fiscal Year 2010.

The ending unappropriated balance was $1.073 billion for Fiscal Year 2011. Under provisions of ARRA, the Commonwealth was prohibited from depositing any funds into the BSRF.  In June 2011, the statutory transfer of 25% of the Commonwealth's unappropriated surplus balance was suspended for one year.

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Fiscal Year 2012 Financial Results (Budgetary Basis).  The subdued level of the economic recovery from the most recent national recession continued to affect the Commonwealth's revenue receipts during Fiscal Year 2012.  Final Commonwealth General Fund revenues for Fiscal Year 2012 totaled $27.678 billion, which was below the certified estimate by $162.8 million (0.6%).  Total Fiscal Year 2012 revenues, net of reserves for tax refunds and including public health and human services assessments, totaled $27.101 billion.  Total expenditures, net of appropriation lapses and including public health and human services assessments and expenditures from additional sources, were $27.534 billion, resulting in a preliminary operating balance for Fiscal Year 2012 of -$433.3 million.  However, after accounting for a positive Fiscal Year 2012 beginning balance of $1.073 billion, the Commonwealth ended Fiscal Year 2012 with an unappropriated surplus balance of $659.0 million, which was the second largest (following the $1.073 billion ending balance from Fiscal Year 2011) unappropriated ending balance since prior to the last recession.

Commonwealth General Fund revenues increased $180.8 million (0.7%) during Fiscal Year 2012 when measured on a year-over-year basis.  Tax revenue collections grew $687.8 million (2.6%) on a year-over-year basis, while non-tax revenue collections declined $507.2 million (48.9%), primarily from a reduction in balance transfers from Fiscal Year 2011 to Fiscal Year 2012.  Corporate tax receipts were $91.2 million lower than Fiscal Year 2011 levels.  Year-over-year growth in corporate taxes was down 3.1%, as corporate net income tax collections decreased 5.1% and capital stock and franchise tax receipts increased 2.2% while collections from the gross receipts tax increased 8.6%.  Personal income taxes were $364.8 million above Fiscal Year 2011 actual collections, and year-over-year growth in personal income tax receipts was 3.0%.  Sales and use taxes receipts were $182.1 million (2.1%) greater during Fiscal Year 2012 than during the prior fiscal year.  Sales tax collections increased during Fiscal Year 2012 as motor vehicle sales tax collections grew 9.2% and non-motor vehicle sales tax receipts increased 1.1%.  Non-tax revenues declined 48.9% during Fiscal Year 2012, due primarily to the utilization of one-time revenues during the prior fiscal year.  Reserves for tax refunds in Fiscal Year 2012 were $1.275 billion, an increase of 10.9% from Fiscal Year 2011 reserve levels.

Fiscal Year 2012 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled $27.53 billion. A total of $349.3 million in appropriations were lapsed in Fiscal Year 2012, and the Fiscal Year 2012 budget contained a slightly increased level of public health and human services assessments ($698.3 million), which were utilized to cover a portion of medical assistance and long-term care costs.  These assessments replaced $698.3 million of Commonwealth General Fund medical assistance and long-term care costs in Fiscal Year 2012, compared to $636.6 million in Fiscal Year 2011.  Commonwealth General Fund appropriations for Fiscal Year 2012 totaled $27.186 billion, a decrease of $1.136 billion (4.0%) from Fiscal Year 2011 levels.

Fiscal Year 2013 Budget.  The enacted Fiscal Year 2013 budget provides appropriations and executive authorizations, net of lapses and other reductions, totaling $28.285 billion of Commonwealth funds against estimated revenues, net of tax refunds and including public health and human services assessments, of $27.919 billion.  The $366.4 million negative difference between estimated revenues and budgeted appropriations is to be mitigated by a partial draw down of the $659.0 million ending balance from Fiscal Year 2012.  Commonwealth General Fund appropriations (prior to any lapses), from all revenue sources are estimated to grow $470.8 million (1.7%) on a year-over-year basis during Fiscal Year 2013.  This modest increase follows a net reduction in state spending of over $1.160 billion (4.1%) on a year-over-year basis during the prior fiscal year.  The reduction in appropriations during Fiscal Year 2012 was the largest such reduction in the Commonwealth since at least 1970.  The enacted Fiscal Year 2013 budget resets spending levels to Fiscal Year 2010 levels.  The Fiscal Year 2013 ending unappropriated balance is estimated to be $219.4 million, following the statutory transfer of 25% of the Commonwealth's unappropriated surplus balance to the BSRF.

The Fiscal Year 2013 revenue estimate is based upon an economic assumption that annual economic growth will total 2.2% through June 2013.  Total Commonwealth revenues, prior to reserves for refunds, are expected to increase $912.0 million (3.3%) from Fiscal Year 2012 levels.  The Fiscal Year 2013 budget includes tax reductions totaling $312.9 million, principally from the continued phase-out of the capital stock and franchise tax.  Tax revenues are estimated to increase 3.4% from Fiscal Year 2012 levels.  Fiscal Year 2013 receipts from corporate tax receipts are projected to decrease 4.1%, after adjusting for a restart of the scheduled reduction in the capital stock and franchise tax rate reduction.  Personal income tax receipts in Fiscal Year 2013 are expected to grow 4.5% on a year-over-year basis.  Sales and use tax receipts are projected to increase 5.1% during Fiscal Year 2013.  Non-tax revenues are projected to decline 3.8%.

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Commonwealth General Fund appropriations for Fiscal Year 2013 total $27.656 billion, an increase of $626.1 million (2.3%) from Fiscal Year 2012 levels.  The Basic Education Funding subsidy to local school districts was increased by $49 million (0.9%) and $100 million in funding has been restored to the Accountability Block grant program for Fiscal Year 2013.  Funding for higher education programs is constant at Fiscal Year 2012 levels.  The Educational Improvement Tax Credit program also has been expanded by $60 million for Fiscal Year 2013.  Commonwealth contributions to the Public School Employees Retirement System are increased $255.9 million (42.6%) from Fiscal Year 2012 levels.  Spending for the Department of Corrections is held to zero growth (0.0%) during Fiscal Year 2013, and medical assistance and human services spending is budgeted to grow by just $24.8 million (0.2%).

The achievement of budgeted results may be adversely affected by a number of trends or events, including developments in the national and state economy.  Deficits in the enacted budget can result from failures to timely receive projected revenues, inability to control or reduce expenses as projected, incurrence of unforeseen expenses, imposition of unforeseen obligations, whether of a legislative or litigation nature or resulting from a natural disaster, and a multitude of other causes.  Cost cutting and revenue producing measures are less efficacious if imposed later in a fiscal year because of the shorter time period over which they will operate.

Motor License Fund—Fiscal Years 2010-13 (Budgetary Basis).  Pennsylvania's Constitution requires all proceeds of motor fuels taxes, vehicle registration fees, license taxes and fees and other excise taxes imposed on products used in motor transportation to be used exclusively for construction, maintenance and repair of and safety on highways and bridges and for debt service on obligations incurred for those purposes.  The Motor License Fund in the fund through which most such revenues are account for and expended.

Fiscal Year 2010 Motor License Fund revenues totaled $2.64 billion, an increase of 3.3% from Fiscal Year 2009 levels.  Receipts from liquid fuels taxes increased by 1.8% while license and fee revenue decreased by 3.0%.  Other revenue receipts increased by 17.6% during Fiscal Year 2010 due primarily to the realization of gains associated with Motor License Fund investments.  Fiscal Year 2010 Motor License Fund appropriations and executive authorizations totaled $2.63 billion, a decrease of 3.6% from Fiscal Year 2009.  The Motor License Fund concluded Fiscal Year 2010 with an unappropriated surplus of $165.1 million, a net increase of 186%.

Fiscal Year 2011 Motor License Fund revenues totaled $2.52 billion, a decrease of 4.5% over Fiscal Year 2010 revenues.  Receipts from liquid fuels taxes increased by 2.9% while license and fee revenue increased by 4.0%.  Other revenue receipts decreased by 31.4% during Fiscal Year 2011, due primarily to a decrease in the amount of revenue transferred to the Motor License Fund by the Pennsylvania Turnpike Commission.  Fiscal Year 2011 Motor License Fund appropriations and executive authorizations totaled $2.403 billion, a decrease of 8.6% from Fiscal Year 2010.  The Motor License Fund concluded Fiscal Year 2011 with an unappropriated surplus of $318.0 million, a net increase of 93%.

Fiscal Year 2012 Motor License Fund revenues totaled $2.414 billion, a decrease of $107.2 million (4.3%) from Fiscal Year 2011 revenues.  Receipts from liquid fuels taxes decreased by 1.2% while license and fee revenue increased by 0.1%.  Other revenue receipts decreased by 27.6% during Fiscal Year 2012, due primarily to a decrease in one-time interest earnings that occurred during Fiscal Year 2011.  Fiscal Year 2012 Motor License Fund appropriations and executive authorizations totaled $2.615 billion, an increase of 8.8% from Fiscal Year 2011.  The Motor License Fund concluded Fiscal Year 2012 with an unappropriated surplus of $153.0 million, a net decrease of 51.9%.

The Fiscal Year 2013 budget includes an estimated $2.397 billion from Motor License Fund revenues and Motor License Fund appropriations totaling $2.508 billion.  The enacted amount of appropriations represents a decrease of $106.9 million (4.1%) from the appropriated level for Fiscal Year 2012.  The $110.9 million difference between the estimated Fiscal Year 2013 appropriations and revenues of the Motor License Fund is expected to be supported by the drawdown of a portion of the Fiscal Year 2013 $153.0 million beginning balance.  The projected fiscal year-end unappropriated balance is estimated to be $42.1 million, a decline of 72.5%.

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State Lottery Fund—Fiscal Years 2010-13 (Budgetary Basis).  The Commonwealth operates a statewide lottery program that consists of various lottery games using computer sales terminals and instant games.  The net proceeds of all lottery game sales, less sales commissions and directly paid prizes are deposited in the State Lottery Fund.

Fiscal Year 2010 net revenues increased by 7.0%.  Total funds available were $1.664 billion, while total appropriations, net of current year lapses were $1.563 billion.  Additionally, Fiscal Year 2010 expenditures included a transfer of approximately $178 million in long-term care costs from the Commonwealth General Fund to the State Lottery Fund.  The fiscal year-end unappropriated balance and reserve was $101.4 million, a decrease of 10.4%.

Fiscal Year 2011 net revenues increased by 3.4%.  Total funds available were $1.704 billion, while total appropriations, net of current year lapses were $1.545 billion.  Additionally, Fiscal Year 2011 expenditures included a transfer of approximately $178 million in long-term care costs from the Commonwealth General Fund to the State Lottery Fund.  The fiscal year-end unappropriated balance and reserve was $159.0 million, an increase of 56.8%.

Fiscal Year 2012 net revenues from lottery sources, including instant ticket sales and the Commonwealth's participation in the multi-state Powerball game, decreased by 0.6%.  Total funds available, including prior year lapses and net revenues received by the State Lottery Fund during Fiscal Year 2012 were $1.694 billion, while total appropriations, net of current year lapses were $1.602 billion.  Additionally, Fiscal Year 2012 expenditures included a transfer of approximately $178.0 million in long-term care costs from the Commonwealth General Fund to the State Lottery Fund.  The fiscal year-end unappropriated balance and reserve was $263.3 million, an increase of 65.6%.

The Fiscal Year 2013 budget anticipates a 3.1% increase in revenues from all lottery sources, including instant ticket sales and the State's participation in the multi-state Powerball game.  State Lottery Fund revenues are estimated to be $1.730 billion in Fiscal Year 2013, an increase of $36.0 million from Fiscal Year 2012 actual receipts.  A portion of the increased revenues is attributable to enactment during 2008 of revisions to the statutory profit requirement which dedicated a fixed percentage of gross ticket sales to certain programs.  By reducing the profit requirement and increasing the payout, ticket sales revenues are expected to increase. Appropriations, less estimated lapses, totaling $1.771 billion are expected, which represents an increase of $168.4 million (10.5%) from Fiscal Year 2012.  As was the case in the Fiscal Year 2012 budget, the Fiscal Year 2013 budget contains expenditures of State Lottery Fund revenues for long-term care as state funds from other sources are being offset to support such costs.  During Fiscal Year 2012, this amounted to $178.0 million while in Fiscal Year 2013, the amount is $309.0 million. The fiscal year-end balance is projected to total $222.4 million, a decrease of 15.5%.

Trend projections for fiscal years beyond Fiscal Year 2013 show estimated program and administrative costs above estimated net revenues, as the forecasted rate of increase in program expenditures, primarily the pharmaceutical assistance program, is expected to outpace revenues.  The estimated expenditures in excess of estimated revenues will be partially funded from a further draw-down of available reserves and balances in the State Lottery Fund.  Based upon current projections, higher revenues and/or lower expenditures will be required for the State Lottery Fund to avoid the incurrence of an operating deficit in fiscal years subsequent to Fiscal Year 2013.

Commonwealth Indebtedness

The Constitution permits the Commonwealth to incur the following types of debt:  (1) debt to suppress insurrection or rehabilitate areas affected by disaster; (2) electorate-approved debt; (3) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (4) tax anticipation notes payable in the fiscal year of issuance.  All debt except tax anticipation notes must be amortized in substantial and regular amounts.  Debt service on general obligation debt is paid from Commonwealth General Fund appropriations, except for debt issued for highway purposes, which is paid from Motor License Fund appropriations.

Net outstanding general obligation debt totaled $10.724 billion at June 30, 2012, a net increase of $852.3 million from June 30, 2011.  Over the 10-year period ended June 30, 2012, total net outstanding general obligation debt increased at an annual rate of 5.9%.  Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 6.5%.

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General obligation debt for non-highway purposes of $10.080 billion was outstanding on June 30, 2012.  Outstanding debt for these purposes increased by a net $754.9 million since June 30, 2011.  For the period ended June 30, 2011, the 10-year and 5-year average annual compound growth rate for total outstanding debt for non-highway purposes has been 5.7% and 5.5%, respectively.  Current Commonwealth infrastructure investment projects include improvement and rehabilitation of existing capital facilities and construction of new facilities, such as public buildings, prisons and parks, transit facilities, economic development and community facilities, and environmental remediation projects.

Outstanding general obligation debt for highway purposes was $644.7 million on June 30, 2012, an increase of $97.4 million from June 30, 2011.  Highway outstanding debt grew over the most recent 10-year and 5-year periods ended June 30, 2011, by 8.6% and 41.8%, respectively.  A previous decline in outstanding highway debt was due to the policy begun in 1980 of funding highway capital projects with current revenues except for very limited exceptions.  However, beginning with the enacted Fiscal Year 2009 budget, the Commonwealth initiated a multi-year plan to issue an average of $200 million in general obligation bonds annually to accelerate the rehabilitation of a portion of the Commonwealth's 6,000 structurally deficient bridges.  Funding to support the proposed debt issuance is being initially provided from a existing restricted account rather than from general revenues of the Motor License Fund of the Commonwealth General Fund.  During Fiscal Year 2010, the Commonwealth issued $200 million in general obligation bonds in order to jumpstart its bridge rehabilitation program.  During Fiscal Years 2011 and 2012, the Commonwealth issued $130 million and $120 million, respectively, in general obligation debt for the program.  The Fiscal Year 2013 budget includes $85 million in such general obligation debt authority.

When necessary, the Commonwealth engages in short-term borrowing to fund expenses within the fiscal year through the sale of tax anticipation notes.  The Commonwealth may issue tax anticipation notes only for the account of the Commonwealth General Fund or the Motor License Fund or both such funds.  The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund, or both funds, in the fiscal year.  Tax anticipation notes must mature within the fiscal year in which they were issued.  The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt, and any year-end deficit balances must be funded within the succeeding fiscal year's budget.  Currently, the Commonwealth has no tax anticipation notes outstanding and based on current projections, it does not appear that any tax anticipation notes will be issued in Fiscal Year 2013.  In Fiscal Year 2011, the Commonwealth issued $1.0 billion in tax anticipation notes and in Fiscal Year 2010, the Commonwealth issued $800 million in tax anticipation notes.  In each instance, the Commonwealth paid the outstanding balance in full on June 30th of the respective fiscal year in which the tax notes were issued.  In the preceding eleven fiscal years, the Commonwealth did not issue any tax anticipation notes.

Certain state-created organizations have statutory authorization to issue debt for which Commonwealth appropriations to pay debt service thereon are not required.  The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed, and the debt of such agencies is not an obligation of the Commonwealth, although some of the organizations are indirectly dependent on Commonwealth appropriations.  The following organizations had debt currently outstanding as of June 30, 2012:  Delaware River Joint Toll Bridge Commission ($414.3 million), Delaware River Port Authority ($1.210 billion), Pennsylvania Economic Development Financing Authority ($2.908 billion), Pennsylvania Higher Education Assistance Agency ($6.486 billion), Pennsylvania Higher Educational Facilities Authority ($6.706 billion), Pennsylvania Industrial Development Authority ($479.5 million), Pennsylvania Infrastructure Investment Authority ($7.5 million), Pennsylvania Turnpike Commission ($7.842 billion), and the State Public School Building Authority ($3.112 billion).

The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies.  PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs.  Philadelphia currently is operating under a five-year fiscal plan approved by PICA on July 26, 2011.

No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired December 31, 1994.  PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995.  Its ability to refund existing outstanding debt is unrestricted.  PICA had $453.0 million in special tax revenue bonds outstanding as of June 30, 2012.  Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

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Ratings.  The Commonwealth's general obligations bonds are rated Aa2 by Moody's Investors Services, Inc., AA by S&P and AA+ by Fitch Ratings, Inc.

Unemployment Compensation.  As of June 30, 2012, the Commonwealth had outstanding $2.593 billion in loans from the Federal Unemployment Account to the Pennsylvania Unemployment Compensation Trust Fund (the "UC Fund").  Since that time, the Commonwealth has borrowed an additional $48 million from the Federal Unemployment Account and the current outstanding loan to the UC Fund is $2.641 billion as of July 5, 2012.

The Commonwealth is one of 35 states that had exhausted its UC Fund balances during the most recent economic downtown.  The federal loans, which began in March 2009, were needed to fund unemployment compensation benefits in excess of UC Fund receipts.  Under current federal law, all such loans must be repaid by the states with interest. Under ARRA, a waiver of interest on federal loans was extended through the end of calendar year 2010. Beginning in January 2011, interest started to accrue on outstanding loan amounts.  Pursuant to existing Commonwealth law, each year in which interest is due on federal loans, the Department calculates an interest tax to be paid by Commonwealth employers on the first $8,000 in wages paid to each employee.  The assigned interest tax rate was 0.44% for calendar year 2011 and 0.20% for calendar year 2012. In addition, federal law requires that employers in a state with an outstanding loan balance at the end of a second year must pay additional federal unemployment taxes ("FUTA") to repay the principal of the loan.  This FUTA surcharge is 0.3% on the federal wage base of $7,000 and automatically increases by 0.3% each year that the loan remains outstanding.

Based on current econometric assumptions and assuming no state legislative action to increase the UC Fund funding, the Commonwealth, anticipates that the UC Fund will continue to require federal loans to continue to pay benefits through at least Fiscal Year 2018 and its outstanding loan balance is estimated to total $286 million by 2018.  Mandatory FUTA loan repayments, which began in 2011, were expected to grow from $94 million that year to an estimated $854 million annually by 2018.  Additional voluntary loan repayments from the UC Fund would likely decrease from an estimated $2.560 billion in Fiscal Year 2011 to $176 million by Fiscal Year 2018 and the estimated interest on the outstanding UC Fund loans would drop from $101 million annually in Fiscal Year 2011 to $9 million by Fiscal Year 2018.  These repayment mechanisms do not have any impact on the Commonwealth General Fund and are payable solely from the UC Fund.

To address these circumstances, on June 12, 2012 the Commonwealth amended its unemployment compensation law to, among other things, authorize the issuance of up to $4.5 billion of unemployment compensation bonds.  The proceeds of such bonds ("UC Bonds") would be used to repay all outstanding loan advances, including interest, from the Federal Unemployment Account as well as to provide additional funding for the UC Fund.  UC Bonds will be issued only if the Department of Labor and Industry determines that such issuance will result in a savings to Pennsylvania employers, whose FUTA payments will be adjusted to provide revenues sufficient to pay in full all UC Bonds.  The Commonwealth is presently planning to issue UC Bonds in Fiscal Year 2013 and, to achieve additional interest cost savings, privately place bond anticipation notes in advance of issuance of the UC Bonds.

Pensions and Retirement Systems.  On November 23, 2010, the Governor signed an act into law enacting employer contribution collars which will eliminate the previously anticipated very major increases in pension contribution which would have been required of the Commonwealth beginning in Fiscal Year 2013.  Contribution collars are expressed as a percentage of payroll and are 3% and 3.5% in Fiscal Years 2012 and 2013, respectively, and 4.5% in Fiscal Year 2014 and beyond until the actuarial calculated rate is below the collared rate.  To the extent the pension funds have large unfunded liabilities, as is presently the case, such capping of required employer contributions to the pension funds is likely to materially extend the period over which such unfunded liability is funded.

The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations.  State employees and employees of certain state-related organizations are members of the State Employees' Retirement System ("SERS").  Public school employees are members of the Public School Employees' Retirement System ("PSERS").  With certain exceptions, membership in the applicable retirement system is mandatory for covered employees.

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The Commonwealth's retirement programs are jointly contributory between the employer and employee.  The contribution rate for PSERS new members who enrolled in the pension plan on or after January 1, 2002 and before July 1, 2011 is 7.5%.  The contribution rate for PSERS new members who enrolled in the pension plan on or after July 1, 2011 is 7.5% or 10.3% depending upon elections made by each employee member.  The contribution rates for PSERS members who enrolled prior to January 1, 2002 range from 5% to 7.5% of compensation depending upon their date of employment and elections made by the member.  SERS' contribution rate for most employees is 6.25%.  Interest on each employee's accumulated contributions is credited annually at a 4% rate mandated by state statute.  Accumulated contributions plus interest credited are refundable to covered employees upon termination of their employment for most members hired before December 31, 2010, for SERS, and before June 30, 2011, for PSERS.

During Fiscal Year 2010, Commonwealth contributions totaled $262.5 million for SERS, an 8.2% increase, and $342.6 million for PSERS, a 5.0% decrease in the year-over-year contributions.  For Fiscal Year 2011, the Commonwealth contribution was $300.4 million for SERS, a 14.4% increase from the Fiscal Year 2010 contribution, and for PSERS, $408.6 million, a 19.3% increase.  For Fiscal Year 2012, the projected Commonwealth contribution to SERS was $501.4 million, a 66.9% increase from the Fiscal Year 2011 contribution, and for PSERS, $600.1 million, a 47% increase.

In common with many other public pension systems in the United States, the recent global economic crisis and resulting recession have had a dramatic negative impact on PSERS' and SERS' investment performance.  For Fiscal Year 2009, PSERS generated a negative 26.54% annual return.  SERS' return on investments for calendar year 2008 was -28.7%.  Calendar years 2009 and 2010 reflected an improvement in SERS' investment performance with a 9.1% and 11.9% return on investments, respectively.  For 2011, SERS returned 2.7%.  Similarly, PSERS' Fiscal Years 2010 and 2011 investment performance reflected an improvement from Fiscal Year 2009 with a 14.59% and 20.37% return on investments, respectively.

Litigation

Following are brief descriptions of certain cases affecting the Commonwealth, as reviewed by the Commonwealth's Attorney General and Office of General Counsel.

In 1978, the General Assembly approved a limited waiver of sovereign immunity.  Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident.  The Supreme Court of Pennsylvania has held that this limitation is constitutional.  Approximately 3,150 suits against the Commonwealth remain open.  Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations.  Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund.  The Motor License Fund tort claim appropriation for Fiscal Year 2011 was $20 million.

The Commonwealth also represents and indemnifies employees who have been sued under federal civil rights statutes for actions taken in good faith in carrying out their employment responsibilities.  There are no caps on damages in civil rights actions.  The Commonwealth's self insurance program covers damages in these cases up to $250,000 per incident.  Damages in excess of $250,000 are paid from departmental and agency operating and program appropriations.

CG, et al. v. PDE, et al.  In this class action, commenced in 2006, the representative plaintiffs are parents of students in the Lancaster and Reading School Districts who challenge the Commonwealth's method for distributing special education funds.  The defendants are the Pennsylvania Department of Education ("PDE") and the Secretary of Education.  The plaintiffs contend that the Pennsylvania statute that apportions special education funding violates federal laws including the Individuals with Disabilities Education Act ("IDEA") and the Equal Educational Opportunities Act of 1974.  IDEA conditions a state's receipt of federal funds for special education on the implementation of statewide special education programs guaranteeing a free appropriate public education to eligible disabled children.  The plaintiffs allege that the Commonwealth's funding formula violates federal law because it requires PDE to allocate special education funds to a school district based on average daily membership of special education students across the Commonwealth, rather than on the actual number of special education students enrolled in the district.  The plaintiffs seek declaratory judgment and an injunction requiring the Secretary of Education to abandon the current funding formula and to distribute special education funds based upon the actual number of disabled students in each district and the actual cost of their special education needs.  A bench trial was held in September 2011, the parties submitted proposed findings of fact and conclusions of law.  A decision is pending.  An adverse ruling on the funding formula and redistribution of special education funds would have an impact on the amounts budgeted for this purpose for the current fiscal year.

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County of Allegheny v. Commonwealth of Pennsylvania.  In December 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution.  However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done.

The Court appointed retired Justice Frank J. Montemuro, Jr. as special master to devise and submit a plan for implementation.  His interim report recommended a four phase transition to Commonwealth funding of a unified judicial system, during each of which specified court employees would transfer into the Commonwealth's payroll system.  Phase I recommended that the General Assembly provide for an administrative structure of local court administrators to be employed by the Administrative Office of Pennsylvania Courts, a state agency.  On June 22, 1999, the Governor approved legislation under which approximately 165 county-level court administrators became employees of the Commonwealth.  The act also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999.  The remainder of Justice Montemuro's recommendation for later phases remains pending before the Supreme Court of Pennsylvania.  Recently the counties have moved the Court to enforce the original order in the case. The Court held an argument on the motion in December 2009, and a decision is pending.

Harlee Manor, Inc. v. Dept. of Public Welfare.  This action challenges an assessment imposed on nursing homes to generate revenue for the Medicaid budget.  The parties are currently in negotiations with each other and the federal government to resolve the issue.  If the trial court strikes down the assessment, the Commonwealth could lose up to $331 million in state funds and a similar amount in federal matching funds.

Northbrook Life Insurance Co. v. Commonwealth of Pennsylvania (now Allstate Life Insurance Co. v. Commonwealth of Pennsylvania).  The Northbrook  case was the lead case in litigation with potentially the entire insurance industry that does business in Pennsylvania.  On January 26, 2006, the en banc Commonwealth Court issued a conflicted decision in which the majority partially ruled for both parties.  Both parties filed exceptions.  The court denied all exceptions and upheld its earlier decision.  Northbrook filed an appeal to the Pennsylvania Supreme Court, which ruled in Northbrook's favor but only on a technicality and did not address the substantive findings of the Commonwealth Court.  The Supreme Court's decision resulted in an approximately $7,000 credit for Northbrook.

Counsel has now selected the Allstate  case to relitigate the issues involved.  Currently, there are docketed with the Commonwealth Court in excess of 40 cases representing 20 or more insurance companies.  Dozens of additional cases are being held pending this litigation at the administrative boards.

The Northbrook  and now Allstate  case along with all of the pending cases challenge the Department of Revenue's application of portions of the Life and Health Guaranty Association Act of 1982 (the "Act") that established a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuities contracts to insured Pennsylvania residents.  In accordance with this funding mechanism, other insurance companies are assessed to provide the funds due to Pennsylvania residents insured by insurance companies which have become insolvent or are otherwise in default to their insureds.  Because the assessed insurance companies are paying the insurance obligations of other companies, a provision was placed in the Act which allows assessed insurance companies to claim a credit against their gross premiums tax liability based on such assessments.  After several changes of direction, the Department of Revenue decided to allow credits for assessments paid on taxable annuity considerations. Credits were not allowed for assessments paid on non-taxable annuities. There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities. Taxpayers claim the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward.

The Allstate  case was briefed and argued before a five judge en banc Commonwealth Court on December 9, 2009.  On March 25, 2010, a 3-2 majority ruled that Allstate was entitled to claim a credit for all annuity assessments paid to the Guaranty Fund.  The Commonwealth filed exceptions.  Following briefing and oral argument before a seven judge en banc Commonwealth Court, a 4-3 majority issued an unreported decision on October 15, 2010, overruling the Commonwealth's exceptions.  The Commonwealth filed an appeal to the Pennsylvania Supreme Court.  On September 28, 2011, the Court directed oral argument on the issue of whether the statute allows for tax credits for assessments paid on annuities despite statutory language that specifically excludes annuities in the computation of such credit. The Court heard oral argument on November 29, 2011, and a decision is pending.  Potential tax refund exposure to the Commonwealth is up to $150 million.

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MCARE/HCPRA Cases.  On April 15, 2010, the trial court issued two separate decisions granting summary relief in favor of the petitioners, certain health care providers, in Pennsylvania Medical Society v. Department of Public Welfare (the "HCPRA Case"), and Hosp. & Healthsystem Ass'n of Pa. v. Commonwealth (the "MCARE Case").  As background, the Medical Care Availability and Reduction of Error ("MCARE") Fund is a special fund that pays claims against health providers for losses or damages awarded in medical professional liability actions in excess of their basic insurance coverage.  All health care providers in Pennsylvania are required to pay annual assessments to the MCARE Fund.  The Health Care Provider Retention ("HCPR") Account was a special account within the Commonwealth's General Fund established by statute in 2003 that received a portion of the taxes charged on cigarettes .  Monies in the HCPR Account were subject to annual appropriations by the General Assembly.

During 2003-2007, eligible health care providers in Pennsylvania were granted $946 million in abatements with respect to their MCARE assessments.  Also during those years, $330 million was transferred from the HCPR Account to the MCARE Fund in order to assist the MCARE Fund in paying claims and meeting its other obligations.  As part of the Fiscal Year 2010 budget, the General Assembly abolished the HCPR Account and transferred the $708 million remaining in the HCPR Account to the Commonwealth General Fund.  The General Assembly also transferred $100 million from the MCARE Fund to the Commonwealth General Fund.

The trial court held that the Commonwealth had a duty to transfer funds from the HCPR Account to the MCARE Fund equal to the aggregate amount of abatements granted between 2003 and 2007.  Subject to an accounting of the MCARE Fund and the HCPR Account, the amount of additional transfers to the MCARE Fund that would have been required under the court's ruling was between $446 and $616 million.  The court also held in the MCARE Case that the transfer of $100 million from the MCARE Fund to the Commonwealth General Fund was unlawful and violated the petitioners' alleged vested rights in that money.

On appeal to the Supreme Court of Pennsylvania, the Commonwealth contended that the trial court committed both factual and legal errors in rendering these decisions. The Commonwealth's appeals automatically stayed the court's declaratory judgments and that court's consideration of any further relief pending resolution of the Commonwealth's appeals.  Oral argument was held in both appeals in September 2011.  On February 29, 2012, the Supreme Court of Pennsylvania unanimously reversed the trial court in the HCPRA Case and held that the Commonwealth did not violate the rights of the petitioner health care providers when the General Assembly closed the HCRP Account and transferred its funds to the Commonwealth General Fund. The Supreme Court has not yet decided the MCARE Case.

Sears, et al. v. Corbett and Weisblatt, et al. v. Corbett.  Petitioners, former participants in the discontinued Pennsylvania adultBasic Insurance Coverage program ("adultBasic"), filed a class action suit against Governor Corbett seeking declaratory, mandamus and injunctive relief from alleged violations of the Pennsylvania Tobacco Settlement Act ("Act"), which, in part, established a Tobacco Settlement Fund ("Fund") to receive and distribute payments received by the Commonwealth pursuant to the MSA entered into among the Commonwealth, other states and participating tobacco manufacturers.  The Act established that the adultBasic program shared its funding stream with the Medical Benefits For Workers With Disabilities Program ("MAWD"), which received priority funding.  The petitioners claim that, in 2010 and 2011, the General Assembly violated the Act through the redistribution of certain funding from the Fund.  The trial court noted that MAWD received its funding from the Fund before adultBasic because MAWD was an entitlement program in contrast to the adultBasic program, which was subsidized by Pennsylvania Blue Cross/Blue Shield plans, which expired in December 2010.  The ultimate purpose of the lawsuit is to force the General Assembly to restore adultBasic.  The court determined that in 2010 only $20 million from the Fund was available to fund adultBasic, which was insufficient to allow operations to continue.  Thereafter, petitioners in both cases amended their petitions, adding constitutional challenges associated with the 2011 funding.  The Commonwealth filed preliminary objections to the amended petitions for review in both actions.

On June 27, 2012, an en banc panel of the court sustained in part and overruled in part the respondents' preliminary objection in the Sears  case and directed the respondents to answer the amended petitions for review within 30 days.  The court made the same decision in the Weisblatt  case on June 28, 2012.  The court dismissed all claims made against the General Assembly.  However, the court ruled that the petitioners' claims that the legislation amending the Commonwealth's Fiscal Code in 2010 and 2011 violated certain sections of the Constitution of Pennsylvania could be pursued, and equitable relief directed to executive officials could be granted by the court were it to agree that the statutes were enacted unconstitutionally.

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The respondents do not agree that the 2010 and 2011 amendments to the Commonwealth's Fiscal Code were unconstitutionally enacted.  In addition, the respondents contend that even if the 2010 and 2011 amendments were unconstitutionally enacted, adultBasic could not be revived since the funding allocated by the Tobacco Settlement Act for use in jointly supporting adultBasic and MAWD is sufficient to support only MAWD, which under the law must be given priority over adultBasic.  The court's opinions did not address this part of the Commonwealth's defense in the litigation.  Were the court ultimately to enter a judgment in favor of the petitioners and effectively order restoration of adultBasic, Commonwealth officials might be required to take administrative action to redistribute funds in a manner affecting other programs, including MAWD.

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PART III

HOW TO BUY SHARES

Initial investments in Individual Accounts must be accompanied by an Account Application.  If required information is missing from your Account Application, it may be rejected.  If an account is established pending receipt of requested information, it may be restricted to liquidating transactions only and closed if requested information is not received within specified time frames.  Subsequent purchase requests may be sent directly to the Transfer Agent or your Service Agent.  You will be charged a fee if a check used to purchase fund shares is returned unpayable.

Each fund reserves the right to reject any purchase order.  No fund will establish an account for a "foreign financial institution," as that term is defined in Treasury rules implementing Section 312 of the USA PATRIOT Act.  Foreign financial institutions include:  foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter.  No fund will accept cash, travelers' checks or money orders as payment for shares.

BNY Mellon Affiliates may impose certain conditions on Wealth Management Clients, Investment Advisory Firms may impose certain conditions on Investment Advisory Firm Clients, BNY Mellon Wealth Advisors and/or BNY Mellon Wealth Management Direct may impose certain conditions on BNY Mellon Wealth Brokerage Clients, and the plan sponsor may impose certain conditions on Qualified Employee Benefit Plan Accounts (as defined below) that are different from those described in the prospectus and this SAI and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees.  Holders of BNY Mellon Accounts (as defined below), BNY Mellon Wealth Brokerage Accounts (as defined below) or Qualified Employee Benefit Plan Accounts should consult their account officer, financial advisor or plan sponsor (employer or employer organization or both), respectively, and Investment Advisory Firm Clients should consult their financial advisor, in this regard.

Investment Advisory Firm Clients may not maintain accounts directly with a fund and should contact their financial advisor directly for information concerning purchasing, selling (redeeming) and exchanging fund shares.  The policies and fees applicable to Investment Advisory Firm Clients may differ from those described in this SAI, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Persons who hold fund shares through Qualified Employee Benefit Plan Accounts should contact their plan sponsor or administrator to purchase, sell (redeem) and exchange fund shares and to determine the shareholder services available to them with respect to their fund shares.  The policies, fees and shareholder services applicable to these accounts may differ from those described in this SAI, and different minimum investments or limitations on buying, selling and exchanging shares may apply.

Class M shares are generally offered only to:  (1) Wealth Management Clients, with such qualified fiduciary, custody, advisory or other accounts sometimes being referred to herein as "Qualified Accounts"; (2) BNY Mellon Asset Allocation Fund, BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund; (3) board members of the Trust; (4) former shareholders of each other fund advised by the Manager or its affiliates that was reorganized into a fund (each such other fund is hereinafter referred to as a "Reorganized Fund") who received MPAM shares (now designated Class M shares) of a fund pursuant to the reorganization and who, therefore, are permitted to continue to purchase and hold Class M shares of such fund, to exchange into Class M shares of other funds, and to purchase additional Class M shares of the funds into which they exchange; (5) former shareholders of a series of BNY Hamilton Funds that was reorganized into a fund (a "Predecessor Fund") who received Class M shares of a fund pursuant to the reorganization of such Predecessor Fund and who, therefore, are permitted to exchange into Class M shares of a fund, and to purchase additional Class M shares of a fund; (6) Investment Advisory Firms; and (7) unaffiliated investment companies approved by BNY Mellon Wealth Management.  In addition, holders of shares of a fund who were not Wealth Management Clients on July 10, 2001 ("Existing Individual Clients") are eligible to continue to purchase Class M shares of that fund for their then-existing accounts in that fund ("Existing Accounts"), to exchange into Class M shares of other funds, and to purchase additional Class M shares of funds into which they exchange.

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Investor shares are generally offered only to:  (1) Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, and who wish to continue to hold fund shares; (2) individuals or entities who are not Wealth Management Clients, who receive a transfer of fund shares from a Wealth Management Client (except that Existing Individual Clients would receive Class M shares if the transfer was to their Existing Accounts, as noted above); and (3) former shareholders of a Reorganized Fund or a Predecessor Fund who received Investor shares of a fund pursuant to the reorganization of such Reorganized Fund or Predecessor Fund and who, therefore, are permitted to continue to purchase and hold Investor shares of such fund, to exchange into Investor shares of other funds, and to purchase additional Investor shares of funds into which they exchange.  Such persons and entities described in the preceding provisions (1), (2) and (3) are sometimes referred to collectively herein as "Individual Clients."  Investor shares also may be offered to BNY Mellon Wealth Brokerage Clients and to Qualified Employee Benefit Plans.

On March 13, 2012, outstanding Premier shares of each Premier Class Fund converted to Investor shares of the same fund.  Holders of a Premier Class Fund's Premier shares who received Investor shares of such fund in the conversion are eligible to make additional investments in the fund's Investor shares.

Class M shares owned by Wealth Management Clients will be held in omnibus accounts, or separate accounts, with the Transfer Agent ("BNY Mellon Accounts").  Class M shares owned by Investment Advisory Firm Clients will be held in omnibus accounts in the name of their Investment Advisory Firm.  Class M shares held by persons other than Wealth Management Clients and Investor shares owned by Individual Clients will be held in Individual Accounts.  Fund shares owned by BNY Mellon Wealth Brokerage Clients also will be held in separate accounts ("BNY Mellon Wealth Brokerage Accounts").  Investor shares owned by participants in Qualified Employee Benefit Plans generally will be held in accounts maintained by an administrator or recordkeeper retained by the plan sponsor ("Qualified Employee Benefit Plan Accounts") and records relating to these accounts generally will not be maintained by Dreyfus, The Bank of New York Mellon or their affiliates.  Unless otherwise instructed, new purchases by existing shareholders are in the same class of fund shares that the shareholder then holds.

BNY Mellon Money Market Fund and BNY Mellon National Municipal Money Market Fund may be used as "sweep vehicles" for cash held in Qualified Accounts.  Any such investments in BNY Mellon Money Market Fund and BNY Mellon National Intermediate Municipal Money Market Fund Account must be in the respective fund's Class M shares.

The Code imposes various limitations on the amount that may be contributed to certain Retirement Plans or government sponsored programs.  These limitations apply with respect to participants at the Retirement Plan level and, therefore, do not directly affect the amount that may be invested in a fund by a Retirement Plan or government sponsored programs.  Participants and plan sponsors should consult their tax advisors for details.

Investment Minimums

There is no minimum initial or subsequent investment requirement for holders of BNY Mellon Accounts.  The minimum initial investment for Investment Advisory Firms is $1 million.  Wealth Management Clients may transfer Class M shares to other existing Wealth Management Clients for their BNY Mellon Accounts.  Wealth Management Clients also may transfer shares from a BNY Mellon Account to persons or entities that are not Wealth Management Clients to be held in Individual Accounts or BNY Mellon Wealth Brokerage Accounts.  At the time of any such transfer by a Wealth Management Client, the Class M shares transferred will be automatically converted into Investor shares of equivalent value (at the time of the conversion) and, accordingly, the recipient will receive Investor shares.  Wealth Management Clients who terminate their relationship with BNY Mellon Affiliates, but who wish to continue to hold fund shares may only do so by requesting the establishment of Individual Accounts or BNY Mellon Wealth Brokerage Accounts, and their Class M shares generally will be converted into Investor shares.  The conversion of such shareholders' Class M shares into Investor shares will be at the equivalent NAV of each class at the time of the conversion.  Any subsequent investments by such transferees or former Wealth Management Clients who received Investor shares from the conversion of Class M shares must be in Investor shares.

For Individual Accounts, the minimum initial investment, with respect to Class M shares and Investor shares, is $10,000, and subsequent investments must be at least $100.  Persons who hold fund shares through BNY Mellon Accounts or BNY Mellon Wealth Brokerage Accounts should contact their account officer or financial advisor, respectively, to purchase fund shares.

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To make subsequent investments to an IRA or other retirement account, investors must fill out an investment slip and include their account number on the check, indicating the year the contribution is for.  Subsequent investments to an IRA or other retirement account may also be made by wire by your bank and by electronic check.  Your bank must send your investment to The Bank of New York Mellon with the following information:  ABA #, DDA #, the fund name, the share class, the account number, name of investor, the contribution year and dealer number, if applicable.  For a subsequent investment by wire or electronic check, please call 1-800-DREYFUS for more information.

The entity acting as custodian for IRAs and Retirement Plans, including Qualified Employee Benefit Plans, may charge a fee, the payment of which could result in the liquidation of shares.  All fees charged are described in the appropriate form.  You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and you should consult a tax adviser.

In-Kind Purchases

Each fund may, at its discretion, permit the purchases of shares through an "in-kind" exchange of securities.  Any securities exchanged must meet the investment objective, policies and limitations of the fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale.  The market value of any securities exchanged, plus any cash, must be at least equal to $25,000.  Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

Securities accepted by a fund will be valued in the same manner as the fund values its assets.  Any interest earned on the securities following their delivery to the fund and prior to the exchange will be considered in valuing the securities.  All interest, dividends, subscription or other rights attached to the securities become the property of the fund, along with the securities.  The exchange of securities for fund shares may be a taxable transaction to the shareholder.  For further information about "in-kind" purchases, Wealth Management Clients may call 1-888-281-7350, holders of Class M shares and Investor shares in Individual Accounts (other than BNY Mellon Wealth Brokerage Clients) may call 1-800-DREYFUS, BNY Mellon Wealth Brokerage Clients may call 1-800-830-0549-Option 2 for BNY Mellon Wealth Management Direct or Option 3 for BNY Mellon Wealth Advisors, and participants in Qualified Employee Benefit Plans may call 1-877-774-0327. Investment Advisory Firm Clients may not make in-kind purchases directly into a fund.

TeleTransfer Privilege

Holders of Individual Accounts may purchase fund shares by telephone if they have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent.  The proceeds will be transferred between the bank account designated in one of these documents and your fund account.  Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.

TeleTransfer purchase orders may be made at any time.  If purchase orders are received prior to the time as of which the fund calculates its NAV (as described in the prospectus) on any day the Transfer Agent and the NYSE are open for regular business, fund shares will be purchased at the public offering price determined on that day.  If purchase orders are made after the time as of which the fund calculates its NAV on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any fund holiday (e.g., when the NYSE is not open for business) fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order.  To qualify to use the TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file.  If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed as described below under "How to Redeem Shares—Medallion Signature Guarantees."  See "How to Redeem Shares—TeleTransfer Privilege" below for more information.  The TeleTransfer Privilege enables investors to make regularly scheduled investments and may provide investors with a convenient way to invest for long-term financial goals, but does not guarantee a profit and will not protect an investor against loss in a declining market.

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Converting Shares

Holders of Investor shares of a fund at the time they become Wealth Management Clients ("Converting Investor Shareholders") generally may request to have their Investor shares converted into Class M shares of the same fund.  The aggregate dollar value of the shares of the class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion.  Converting Investor Shareholders in Class M shares of a fund who make subsequent investments in that fund will receive Class M shares of that fund.  An investor whose fund shares are converted from one class to another class will not realize taxable gain or loss as a result of the conversion.

Taxpayer ID Number

Federal regulations require that you provide a certified taxpaper identification number ("TIN") upon opening or reopening an account.  See the Account Application for further information concerning this requirement.  Failure to furnish a certified TIN could subject you to a $50 penalty imposed by the IRS.

Frequent Purchases and Exchanges (non-money market funds only)

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements.  A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund's performance and its shareholders.  If fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice.  Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds.  Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading.  In addition, a fund may refuse or restrict purchase or exchange requests for fund shares by any person or group if, in the judgment of fund management, the fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the fund receives or anticipates receiving simultaneous orders that may significantly affect the fund.  If an exchange request is refused, the fund will take no other action with respect to the fund shares until it receives further instructions from the investor.  While a fund will take reasonable steps to prevent excessive short-term trading deemed to be harmful to the fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

HOW TO REDEEM SHARES

Each fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.  However, if you have purchased fund shares by check, by TeleTransfer Privilege or through Automatic Asset Builder®, and subsequently submit a written redemption request to the Transfer Agent, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that the purchase check (including a certified or cashier's check) has cleared (normally eight business days).  For a money market fund, the fund may delay the redemption of such shares for such period; for a fund other than a money market fund, the fund may delay sending the redemption proceeds for such period.  In addition, the fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone or pursuant to the TeleTransfer Privilege, for eight business days after receipt by the Transfer Agent of the purchase check, the TeleTransfer purchase or the Automatic Asset Builder order against which such redemption is requested.  These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request.  Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

If you hold shares of more than one class of a fund with more than one class, any request for redemption must specify the class of shares being redeemed.  If you fail to specify the class of shares to be redeemed or if you own fewer shares of the class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

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The Wire Redemption Privilege, TeleTransfer Privilege and the Telephone Exchange Privilege authorize the Transfer Agent to act on telephone or letter instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine.  The fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  Neither the fund nor the Transfer Agent will be liable for following telephonic instructions reasonably believed to be genuine.

During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of fund shares.  In such cases, you should consider using the other redemption procedures described herein.  Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephonic redemption had been used.  During the delay the NAV of non-money market funds may fluctuate.

The funds impose no charges when shares are redeemed.  Service Agents may charge their clients a fee for effecting redemptions of fund shares.  The value of the shares redeemed may be more or less than their original cost, depending upon the fund's then-current NAV per share.

Procedures

Persons who hold fund shares through BNY Mellon Accounts or BNY Mellon Wealth Brokerage Accounts should contact their account officer or financial advisor, respectively, and persons who hold fund shares through Investment Advisory Firms or Qualified Employee Benefit Plan Accounts should contact their financial advisor or plan sponsor or administrator, respectively, to redeem fund shares.

Holders of Individual Accounts may redeem fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application.  The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing Individual Account by a signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-DREYFUS.  Holders of Individual Accounts also may redeem shares through the Wire Redemption Privilege or the TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent.  Holders of IRA and other retirement accounts may redeem fund shares by writing a letter of instruction, which must include the shareholder's account number and fund name, the dollar amount to sell, how and where to send the proceeds, whether the distribution is qualified or premature, and whether 10% should be withheld pursuant to TEFRA.  A signature-guarantee is required.  For information with respect to signature-guarantees, see "Medallion Signature Guarantees" below.  To request instructions to establish the Automatic Withdrawal Plan for a Keogh, IRA or other retirement account, call 1-800-DREYFUS.  Each fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests.  Each fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders.  No such fee currently is contemplated.  Shares held under IRAs or Retirement Plans are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or TeleTransfer Privileges.

Checkwriting Privilege (BNY Mellon Bond Fund, BNY Mellon Corporate Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Money Market Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Municipal Money Market Fund, BNY Mellon National Short-Term Municipal Bond Fund. BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund)

Holders of Individual Accounts may write redemption checks ("Checks") drawn on their fund accounts.  The fund provides Checks automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application.  Checks will be sent only to the registered owner(s) of the account and only to the address of record.  The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form.  The Account Application or Shareholder Services Form must be manually signed by the registered owner(s).  Checks are drawn on your fund account and may be made payable to the order of any person in the amount of $500 or more.  When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the Check.  Potential fluctuations in the NAV of a non-money market fund should be considered in determining the amount of a Check.  Dividends are earned until the Check clears.  After clearance, a copy of the Check will be returned to you.  You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

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Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason.  If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked "insufficient funds."  Checks should not be used to close your account.

You should date your Checks with the current date when you write them.  Please do not postdate your Checks.  If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment if they are otherwise in good order.

Except with respect to money market funds, the Checkwriting Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions.  Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

Wire Redemption Privilege

Holders of Individual Accounts may redeem fund shares by wire.  By using this privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, a fund other than a money market fund will initiate payment for shares redeemed pursuant to the Wire Redemption Privilege on the next business day if the Transfer Agent receives a redemption request in proper form prior to the time as of which the fund calculates its NAV (as described in the prospectus); for a money market fund that receives a redemption request in proper form prior to the time as of which the fund calculates its NAV, payment will be initiated the same day and the shares will not receive the dividend declared on that day.

Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor.  Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.  To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  This request must be signed by each shareholder, with each signature guaranteed as described below under "Medallion Signature Guarantees."

TeleTransfer Privilege

Holders of Individual Accounts may request by telephone that redemption proceeds (minimum $500) be transferred between their fund account and their bank account.  Only a bank account maintained in a domestic financial institution which is an ACH member may be designated.  You should be aware that if you have selected the TeleTransfer Privilege, any request for a TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested.  Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request.  Shares held in an Education Savings Account may not be redeemed through the TeleTransfer Privilege.  See "How to Buy Shares—TeleTransfer Privilege" above.

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Medallion Signature Guarantees

Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed.  The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program (STAMP) or the Stock Exchanges Medallion Program (SEMP).  Guarantees must be signed by an authorized signatory of the guarantor.  No other types of signature guarantees will be accepted.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.  For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment

Each fund has committed itself to pay in cash all redemption requests by any fund shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of such period.  Such commitment is irrevocable without the prior approval of the SEC.  In the case of requests for redemption from the fund in excess of such amount, the Trust's board reserves the right to make payments in whole or in part in securities or other assets of the fund in case of an emergency or any time a cash distribution would impair the liquidity of the fund to the detriment of the existing shareholders.  In such event, the securities would be valued in the same manner as the fund's portfolio is valued.  If the recipient sells such securities, brokerage charges would be incurred.

Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets a fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect fund shareholders.

SHAREHOLDER SERVICES

The following shareholder services are available only to holders of Investor shares in Individual Accounts and certain Individual Account holders of Class M shares.

Automatic Asset Builder, the Payroll Savings Plan and Government Direct Deposit Privilege enable investors to make regularly scheduled investments and may provide these investors with a convenient way to invest for long-term financial goals, but do not guarantee a profit and will not protect an investor against loss in a declining market.

Shareholder Services Forms and prospectuses of the funds may be obtained by visiting www.dreyfus.com  or by calling 1-800-DREYFUS.  To modify or terminate your participation in a service, call 1-800-DREYFUS.  Except as otherwise stated, the shareholder services described below may be modified or terminated at any time or charge a service fee; however no such fee currently is contemplated.

Exchanges

You should obtain and review the prospectus of the fund and class, if applicable, into which an exchange is being made.  Upon exchanging into a new account, the following shareholder services and privileges, as applicable, will be automatically carried over to the fund into which the exchange is made:  Fund Exchanges, Checkwriting Privilege, Dreyfus TeleTransfer Privilege, Wire Redemption Privilege and the dividends and distributions payment options (except Dreyfus Dividend Sweep) selected by you.

The funds reserve the right to reject any exchange request in whole or in part.  Fund Exchanges and the Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold.  Shares may be exchanged only between accounts having certain identical identifying designations.  The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

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Fund Exchanges.  Holders of Class M shares or Investor shares can generally exchange such shares of a fund worth $500 or more into shares of the same class of any other fund.

Redemption proceeds for Exchange Account shares are paid by federal wire or check only.  Exchange Account shares also are eligible for the Auto-Exchange Privilege and the Automatic Withdrawal Plan, each of which is described below.

You may exchange your shares of the Worldwide Dollar Fund held in an Exchange Account for Investor shares of the funds, including BNY Mellon Money Market Fund.  Class A shares of the General Fund received in the conversion from Premier shares of a Premier Class Fund of the funds to Investor shares also may be exchanged for Investor shares of the funds.

To request an exchange, holders of BNY Mellon Accounts must contact their account officer, Investment Advisory Firm Clients must contact their financial advisor and holders of Individual Accounts, or their Service Agent acting on their behalf, must give exchange instructions to the Transfer Agent in writing or by telephone.  For Individual Accounts, shares being exchanged must have a current value of at least $500, and each fund account, including those established through exchanges, must continue to meet the minimum account balance requirement of $10,000.  The ability to issue exchange instructions by telephone is given to all holders of Individual Accounts automatically, unless the account holder checks the relevant "No" box on the Account Application, indicating that this privilege is specifically refused.  The Telephone Exchange Privilege may be established for an existing Individual Account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, by oral request from any of the authorized signatories on the account or by calling 1-800-DREYFUS.  By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine.  Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted.  No fees currently are charged to shareholders directly in connection with exchanges, although the funds reserve the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

Exchanges of a fund's shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

During times of drastic economic or market conditions, Fund Exchanges may be temporarily suspended without notice, and exchange requests may be treated based on their separate components—redemption orders with a simultaneous request to purchase the other fund's shares.  In such a case, the redemption request would be processed at the fund's next determined NAV, but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Auto-Exchange Privilege.  Auto-Exchange Privilege, which is available for existing accounts only, permits the holder of an Individual Account to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a fund, shares of the same class of another fund of which you are a shareholder.  The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected.  With respect to shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.  Shares will be exchanged on the basis of relative NAV per share.  Enrollment in or modification or cancellation of this privilege is effective three business days following notification by you.  Shares held under IRAs and Retirement Plans are eligible for this privilege.  Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts.  With respect to Retirement Plan accounts, exchanges may be made only among those accounts.  Shareholders may modify or cancel their exercise of this privilege at any time by mailing written notification to BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-5268.

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Automatic Asset Builder®

Automatic Asset Builder permits the holder of an Individual Account to purchase fund shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by you.  Fund shares are purchased by transferring funds from the bank account designated by you.  Only an account maintained at a domestic financial institution which is an ACH member may be so designated.  To establish an Automatic Asset Builder account, you must file an authorization form with the Transfer Agent.  The notification will be effective three business days following receipt.

Government Direct Deposit Privilege

Government Direct Deposit Privilege enables holders of Individual Accounts to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) by having federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account.  When selecting this service for a fund other than a money market fund, you should consider whether Direct Deposit of your entire payment into a fund with a fluctuating NAV may be appropriate for you.  To enroll in Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this privilege.  Death or legal incapacity will terminate your participation in this privilege.  You may elect at any time to terminate your participation by notifying in writing the appropriate federal agency.  Further, a fund may terminate your participation upon 30 days' notice to you.

Payroll Savings Plan

Payroll Savings Plan permits holders of Individual Accounts to purchase fund shares (minimum of $100 per transaction) automatically on a regular basis.  Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing fund account electronically through the ACH system at each pay period.  To establish a Payroll Savings Plan account, you must file an authorization form with your employer's payroll department.  Your employer must complete the reverse side of the form and return it to the BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-5268.  You may change the amount of purchase or cancel the authorization only by written notification to your employer.  It is the sole responsibility of your employer to arrange for transactions under the Payroll Savings Plan.

Dividend Options

Dividend Sweep.  Dividend Sweep allows holders of Individual Accounts to invest automatically dividends or dividends and capital gain distributions, if any, from a fund in shares of the same class of another fund of which you are a shareholder.  Shares held through a Retirement Plan are not eligible for this privilege.  Identically registered existing IRA accounts are eligible for this privilege.  Shares of the other funds purchased pursuant to this privilege will be purchased on the basis of relative NAV per share.

Dividend ACH.  Dividend ACH permits holders of Individual Accounts to transfer electronically dividends or dividends and capital gain distributions, if any, from a fund to a designated bank account.  Only an account maintained at a domestic financial institution which is an ACH member may be so designated.  Banks may charge a fee for this service.

Shareholders may cancel these privileges by mailing written notification to the BNY Mellon Funds, P.O. Box 55268, Boston, MA 02205-5268.  To select a new fund after cancellation, you must submit a new Dividend Options Form.  Enrollment in or cancellation of these privileges is effective three business days following receipt.  These privileges may not be used to open new accounts.  Minimum subsequent investments do not apply for Dividend Sweep.

Automatic Withdrawal Plan

The Automatic Withdrawal Plan permits the holder of an Individual Account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account.  Automatic Withdrawal Plan transactions that fall on a non-business day generally will be processed on the next business day.  However, when the next business day is part of a new month, the transaction will be processed on the previous business day.  For example, if you request that Automatic Withdrawal Plan transactions be processed on the 30th day of each month, and June 30th falls on a Sunday, the transaction will be processed on June 28th.

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Withdrawal payments are the proceeds from sales of fund shares, not the yield on the shares.  If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted.  The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-DREYFUS.

Certain Retirement Plans may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans.  Participants should consult their Retirement Plan sponsor and tax advisor for details.  Such a withdrawal plan is different than the Automatic Withdrawal Plan.

SHAREHOLDER SERVICES PLAN
(Investor Shares Only)

The Trust has adopted a Shareholder Services Plan with respect to the funds' Investor shares.  The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the 1940 Act.  Under the Shareholder Services Plan, the funds pay the Distributor for the provision of certain services to holders of Investor shares a fee at an annual rate of 0.25% of the value of the average daily net assets attributable to Investor shares.  The services provided may include personal services to shareholders and/or the maintenance of shareholder accounts.  The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from the funds to compensate Service Agents in respect of these services.  The Distributor determines the amounts, if any, to be paid to Service Agents under the Shareholder Services Plan and the basis on which such payments are made.

A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the board for its review.  The Shareholder Services Plan provides that material amendments must be approved by the board and by the Independent Board Members who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments.  The Shareholder Services Plan is subject to annual approval by such vote of the board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan.  The Shareholder Services Plan may be terminated at any time by vote of a majority of the Independent Board Members who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

See the prospectus and "Investments, Investment Techniques and Risks" and "Investment Restrictions" in Part II of this SAI to determine which policies and risks apply to your fund.

The Funds of Funds invest all or substantially all of their investable assets in Underlying Funds and, therefore, the following descriptions of investments, investment techniques and risks apply primarily to the Underlying Funds, as applicable.  To the extent a Fund of Fund's Underlying Funds invest as described below, the effect of investment risks generally would be experienced similarly for the Fund of Funds.

All Funds other than Money Market Funds

Equity Securities

Equity securities include common stocks and certain preferred stocks, convertible securities and warrants.  Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.  Changes in the value of a fund's investments will result in changes in the value of its shares and thus the fund's total return to investors.

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Investing in equity securities poses risks specific to an issuer as well as to the particular type of company issuing the equity securities.  For example, equity securities of small- or mid-capitalization companies tend to have more abrupt or erratic price swings than equity securities of larger, more established companies because, among other reasons, they trade less frequently and in lower volumes and their issuers typically are more subject to changes in earnings and prospects in that they are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors.  Equity securities of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss. If a fund, together with other investment companies and other clients advised by the Adviser and its affiliates, owns significant positions in portfolio companies, depending on market conditions, the fund's ability to dispose of some or all positions at a desirable time may be adversely affected.  While common stockholders usually have voting rights on a number of significant matters, other types of equity securities, such as preferred stock, common limited partnership units and limited liability company interests, may not ordinarily have voting rights.

An investment in securities of companies that have no earnings or have experienced losses is generally based on a belief that actual or anticipated products or services will produce future earnings.  If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

Investing in equity securities also poses risks specific to a particular industry, market or sector, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas).  To some extent, the prices of equity securities tend to move by industry, market or sector.  When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the equity securities of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of such securities of companies in that industry to decline quickly.

Common Stock.  Stocks and similar securities, such as common limited partnership units and limited liability company interests, represent shares of ownership in a company.  After other claims are satisfied, common stockholders and other common equity owners participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company's common equity securities, so common equity securities generally have the greatest appreciation and depreciation potential of all corporate securities.  Common stock may be received upon the conversion of convertible securities.

Preferred Stock.  Preferred stock is a form of equity ownership in a corporation.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  The market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, also is affected by the issuer's ability or perceived ability to make payments on the preferred stock.  While most preferred stocks pay a dividend, a fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.  Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer.  Holding convertible preferred stock can provide a steady stream of dividends and the option to convert the preferred stock to common stock.

Certain convertible preferred stocks may offer enhanced yield features.  These preferred stocks may feature a mandatory conversion date and may have a capital appreciation limit expressed in terms of a stated price.  Other types of convertible securities may be designed to provide the investor with high current income with some prospect of future capital appreciation and may have some built-in call protection.  Investors may have the right to convert such securities into shares of common stock at a preset conversion ratio or hold them until maturity.  Upon maturity they may convert into either cash or a specified number of shares of common stock.

Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

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Convertible Securities.  Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). Convertible securities have characteristics similar to both equity and fixed-income securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Synthetic Convertible Securities.  So-called "synthetic convertible securities" are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities.  An example is a non-convertible debt security and a warrant or option.  The "market value" of a synthetic convertible is the combined value of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Warrants.  A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's securities at a set price for a specified period of time.  Warrants are subject to the same market risk as stocks, but may be more volatile in price.  A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.  Warrants or other non-income producing equity securities may be received in connection with a fund's investments in corporate debt securities (further described below), or restructuring of investments.  Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.

IPOs.  An IPO is a corporation's first offering of stock to the public.  Shares are given a market value reflecting expectations for the corporation's future growth.  Special rules of FINRA apply to the distribution of IPOs.  Corporations offering IPOs generally have limited operating histories and may involve greater investment risk.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size.  The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

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Fixed-Income Securities

Fixed-income securities include interest-bearing securities, such as corporate debt securities.  Interest-bearing securities are investments which promise a stable stream of income, although the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to interest rate risk, as well as the risk of unrelated market price fluctuations.  Fixed-income securities may have various interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.  Certain securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount."  The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount, will cause a fund to realize income prior to the receipt of cash payments with respect to these securities.  To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a fixed-income security (known as credit risk), can cause the security's price to fall, potentially lowering a fund's share price.  The values of fixed-income securities also may be affected by changes in the credit rating of the issuer.  Once the rating of a portfolio security has been changed, a fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.  Fixed-income securities rated below investment grade by the Rating Agencies may be subject to greater risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities.  See "High Yield and Lower-Rated Securities" below for a discussion of those securities and see "Rating Categories" below for a general description of the Rating Agencies' ratings.

As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates (known as interest rate risk).  Generally, the longer the duration, the more volatility an investor should expect.  For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%.  Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%.  The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration.  Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity.  The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates.  Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights.  In computing the duration of a fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

Average weighted maturity is the length of time, in days or years, until the securities held by a fund, on average, will mature or be redeemed by their issuers.  The average maturity is weighted according to the dollar amounts invested in the various securities by the fund.  In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.  For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date.  The call date of a security will be used to calculate average effective portfolio maturity when the Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security.  The Adviser may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

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When interest rates fall, the principal on certain fixed-income securities, including mortgage-backed and certain asset-backed securities (discussed below), may be prepaid.  The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce a fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall.  This is known as prepayment risk.  Conversely, when interest rates rise, the effective duration of a fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets.  This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

U.S. Government Securities.  U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  U.S. Government securities include Treasury bills, Treasury notes and Treasury bonds, which differ in their interest rates, maturities and times of issuance.  Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality.  These securities bear fixed, floating or variable rates of interest.  While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.  A security backed by the Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.  Neither the market value nor a fund's share price is guaranteed.

TIPS are issued by the Treasury and are designed to provide investors a long-term investment vehicle that is not vulnerable to inflation.  The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index.  Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face value at maturity.  In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities.  Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.  The secondary market for TIPS may not be as active or liquid as the secondary market for conventional Treasury securities.  Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income or original issue discount for federal income tax calculations.  As a result, any appreciation in principal must be counted as income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.  See also "Inflation-Indexed Securities" below.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund.  Investments in securities issued by the GNMA or FNMA, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.

On August 5, 2011, S&P lowered its long-term sovereign credit rating for the United States of America to "AA+" from "AAA."  The value of shares of a fund that may invest in U.S. Government obligations may be adversely affected by S&P's downgrade or any future downgrades of the U.S. Government's credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

Corporate Debt Securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities.  Debt securities may be acquired with warrants attached to purchase additional fixed-income securities at the same coupon rate.  A decline in interest rates would permit a fund to buy additional bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.  Corporate income-producing securities also may include forms of preferred or preference stock, which may be considered equity securities.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.  Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities, including gold bullion or other precious metals.

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Ratings of Securities.  Subsequent to its purchase by a fund, an issue of rated securities may cease to be rated or its rating may be reduced below any minimum that may be required for purchase by a fund.  Neither event will require the sale of such securities by the fund, but the Adviser will consider such event in determining whether the fund should continue to hold the securities.  In addition, it is possible that a Rating Agency might not timely change its ratings of a particular issue to reflect subsequent events.  To the extent the ratings given by a Rating Agency for any securities change as a result of changes in such organizations or their rating systems, a fund will attempt to use comparable ratings as standards for its investments in accordance with its investment policies.

High Yield and Lower-Rated Securities.  Fixed-income securities rated below investment grade, such as those rated Ba by Moody's or BB by S&P and Fitch, and as low as those rated Caa/CCC by Rating Agencies at the time of purchase (commonly known as "high yield" or "junk" bonds), or, if unrated, deemed to be of comparable quality by the Adviser, though higher yielding, are characterized by higher risk.  See "Rating Categories" below for a general description of securities ratings.  These securities may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated securities.  These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to the issuer's ability to make principal and interest payments in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.  The ratings of Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate.  It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality and, although ratings may be useful in evaluating the safety or interest and principal payments, they do not evaluate the market value risk of such obligations.  Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal based upon financial and other available information.  The success of a fund's investments in lower-rated securities may be more dependent on the Adviser's credit analysis than might be the case for investments in higher-rated securities.

Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon.  Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon.  This higher coupon is what the investor receives in return for bearing greater credit risk.  The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in a fund's relative share price volatility.

The prices of these securities can fall dramatically in response to negative news about the issuer or its industry.  The market values of many of these securities also tend to be more sensitive to general economic conditions than are higher-rated securities and will fluctuate over time.  Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing.  Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher-rated securities.  These securities may be particularly susceptible to economic downturns.  For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations.  The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing.  The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.  It is likely that an economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

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Because there is no established retail secondary market for many of these securities, a fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities.  The lack of a liquid secondary market may have an adverse impact on market price and yield and a fund's ability to dispose of particular issues when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing the fund's portfolio and calculating its NAV.  Adverse conditions could make it difficult at times for a fund to sell certain securities or could result in lower prices than those used in calculating the fund's NAV.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities.  In such cases, the Adviser's judgment may play a greater role in valuation because less reliable, objective data may be available.

Certain funds may invest in these securities when their issuers will be close to, or already have entered, reorganization proceedings.  As a result, it is expected that these securities will cease or will have ceased to meet their interest payment obligations, and accordingly would trade in much the same manner as an equity security.  Consequently, a fund would intend to make such investments on the basis of potential appreciation in the price of these securities, rather than any expectation of realizing income.  Reorganization entails a complete change in the structure of a business entity.  An attempted reorganization may be unsuccessful, resulting in substantial or total loss of amounts invested.  If reorganization is successful, the value of securities of the restructured entity may depend on numerous factors, including the structure of the reorganization, the market success of the entity's products or services, the entity's management, and the overall strength of the marketplace.

High yield, lower-rated securities acquired during an initial offering may involve special risks because they are new issues.  A fund will not have any arrangement with any person concerning the acquisition of such securities.

Zero Coupon, Pay-In-Kind and Step-Up Securities.  Zero coupon securities are issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date.  Zero coupon securities also may take the form of notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.  Zero coupon securities issued by corporations and financial institutions typically constitute a proportionate ownership of the issuer's pool of underlying Treasury securities.  A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity.  The amount of any discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Pay-in-kind securities generally pay interest through the issuance of additional securities.  Step-up coupon bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates.  The amount of any discount on these securities varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.  The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.  In addition, unlike bonds that pay cash interest throughout the period to maturity, a fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the fund may obtain no return at all on its investment.  Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments.  To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

The credit risk factors pertaining to high-yield, lower-rated securities (discussed above) also apply to lower-rated zero coupon, pay-in-kind and step-up securities.  In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

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Inflation-Indexed Securities.  Inflation-indexed securities, such as TIPS, are fixed-income securities whose value is periodically adjusted according to the rate of inflation.  Two structures are common.  The Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount.  If the periodic adjustment rate measuring inflation falls, the principal value of inflation-index bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed and will fluctuate.  Other inflation-related bonds may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government.  There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation-indexed securities is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities.  In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-index securities.  Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.  While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for adjustment in the interest rate paid on the obligations.  The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations.  The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.  Variable rate obligations typically provide for a specified periodic adjustment in the interest rate, while floating rate obligations typically have an interest rate which changes whenever there is a change in the external interest or market rate.  Because of the interest rate adjustment feature, variable and floating rate securities provide a fund with a certain degree of protection against rises in interest rates, although the fund will participate in any declines in interest rates as well.  Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations.  Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Variable Rate Demand Notes.  Variable rate demand notes include master demand notes, which are obligations that permit a fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the fund, as lender, and the borrower.  These obligations permit daily changes in the amounts borrowed.  Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable on demand at face value, plus accrued interest.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. Changes in the credit quality of banks or other financial institutions providing any credit support or liquidity enhancements could cause losses to the fund.

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Floating and Inverse Floating Rate Debt Instruments.  The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a prime rate or Treasury bill rate.  The interest rate on an inverse floating rate debt instrument resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index.  An inverse floating rate debt instrument may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and investing in these instruments involves leveraging which may magnify gains or losses.

Participation Interests and Assignments.  Short-term corporate or sovereign obligations denominated in U.S. and foreign currencies may be originated, negotiated and structured by a syndicate of lenders ("Co-Lenders"), consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank").  Co-Lenders may sell such securities to third parties called "Participants."  A fund investing in such securities may participate as a Co-Lender at origination or acquire an interest in the security from a Co-Lender or a Participant (collectively, "participation interests").  Co-Lenders and Participants interposed between a fund and the borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants."  A participation interest gives a fund an undivided interest in the security in the proportion that the fund's participation interest bears to the total principal amount of the security.  These instruments may have fixed, floating or variable rates of interest.

A fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the fund and the Borrower.  The fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the fund's rights against the Borrower but also for the receipt and processing of payments due to the fund under the security.  The fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the Intermediate Participant and only upon receipt of the payments from the Borrower.  The fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement nor any rights of set-off against the Borrower, and the fund may not directly benefit from any collateral supporting the obligation in which it has purchased the participation interest.  Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would be involved if the fund would enforce its rights directly against the Borrower.  Moreover, under the terms of a participation interest, a fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the fund may also be subject to the risk that the Intermediate Participant may become insolvent.  In the event of the insolvency of the Intermediate Participant, the fund may be treated as a general creditor of the Intermediate Participant and may not benefit from any set-off between the Intermediate Participant and the Borrower.  Certain participation interests may be structured in a manner designed to avoid purchasers being subject to the credit risk of the Intermediate Participant, but even under such a structure, in the event of the Intermediate Participant's insolvency, the Intermediate Participant's servicing of the participation interests may be delayed and the assignability of the participation interest impaired. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of a fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors.  In such case, the fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest.  Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

A fund also may invest in the underlying loan to the Borrower through an assignment of all or a portion of such loan ("Assignments") from a third party.  When the fund purchases Assignments from Co-Lenders it will acquire direct rights against the Borrower on the loan.  Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Co-Lender.

A fund may have difficulty disposing of participation interests and Assignments because to do so it will have to assign such securities to a third party.  Because there is no established secondary market for such securities, it is anticipated that such securities could be sold only to a limited number of institutional investors.  The lack of an established secondary market may have an adverse impact on the value of such securities and the fund's ability to dispose of particular participation interests or Assignments when necessary to meet the fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the Borrower.  The lack of an established secondary market for participation interests and Assignments also may make it more difficult for the fund to assign a value to these securities for purposes of valuing the fund's portfolio and calculating its NAV.

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Mortgage-Related Securities.  Mortgage-related securities are a form of derivative collateralized by pools of residential or commercial mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  These securities may include complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities, mortgage pass-through securities, interests in REMICs, adjustable rate mortgage loans, or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates; interest rates based on multiples of changes in a specified index of interest rates; interest rates that change inversely to changes in interest rates; and those that do not bear interest.

Mortgage-related securities are subject to credit, prepayment and interest rate risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities.  Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured.  Mortgage-backed securities issued by private issuers, whether or not such securities are subject to guarantees or another form of credit enhancement, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.  The market value of mortgage-related securities depends on, among other things, the level of interest rates, the securities' coupon rates and the payment history of the mortgagors of the underlying mortgages.

Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk.  In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support.  Improved credit risk does not reduce prepayment risk, which is unrelated to the rating assigned to the mortgage-related security.  Prepayment risk may lead to pronounced fluctuations in value of the mortgage-related security.  If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting solely from changes in interest rates or from prepayments on the underlying mortgage collateral (the rates of which are highly dependent upon changes in interest rates, as discussed below).  Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss.  Because these securities may be subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such securities may be redeemed prior to their scheduled maturities or even prior to ordinary call dates.  Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period.  The ability of issuers of mortgage-backed securities to make payments depends on such factors as rental income, occupancy levels, operating expenses, mortgage default rates, taxes, government regulations and appropriation of subsidies.

Certain mortgage-related securities, such as inverse floating rate CMOs, have coupons that move inversely to a multiple of a specific index, which may result in a form of leverage.  As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.  However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.  For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to a fund.  Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, a fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.  During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates.  Slower prepayments effectively may lengthen a mortgage-related security's expected maturity, which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates.  Were the prepayments on a fund's mortgage-related securities to decrease broadly, the fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.  Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid.  The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

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Residential Mortgage-Related Securities.  Residential mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the GNMA, the FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities, have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.  Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. Government.  Ginnie Maes are created by an "issuer," which is a Federal Housing Administration ("FHA") approved mortgagee that also meets criteria imposed by GNMA.  The issuer assembles a pool of FHA, Farmers' Home Administration or Veterans' Administration ("VA") insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling.  Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the Ginnie Maes backed by the mortgages included in the pool.  The Ginnie Maes, endorsed by GNMA, then are sold by the issuer through securities dealers.  Ginnie Maes bear a stated "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less GNMA's and the issuer's fees.  GNMA is authorized under the National Housing Act to guarantee timely payment of principal and interest on Ginnie Maes.  This guarantee is backed by the full faith and credit of the U.S. Government.  GNMA may borrow Treasury funds to the extent needed to make payments under its guarantee.  When mortgages in the pool underlying a Ginnie Mae are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders.  Accordingly, the life of the Ginnie Mae is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular Ginnie Mae.  Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less GNMA's and the issuer's fees.  The actual yield to be earned by a holder of a Ginnie Mae is calculated by dividing interest payments by the purchase price paid for the Ginnie Mae (which may be at a premium or a discount from the face value of the certificate).  Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on Ginnie Maes.

Mortgage-related securities issued by FNMA, including FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the U.S. Government.  Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.  Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs").  Freddie Macs are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Treasury has historically had the authority to purchase obligations of FNMA and FHLMC.  In addition, in 2008, due to capitalization concerns, Congress provided the Treasury with additional authority to lend FNMA and FHLMC emergency funds and to purchase the companies' stock, as described below.  In September 2008, the Treasury and the Federal Housing Finance Agency ("FHFA") announced that FNMA and FHLMC had been placed in conservatorship.  Since 2009, FNMA and FHLMC have received significant capital support through Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities.  While the Federal Reserve's purchases have terminated, the Treasury announced in December 2009 that it would continue its support for the entities' capital as necessary to prevent a negative net worth through at least 2012.  While the Treasury is committed to offset negative equity at FNMA and FHLMC through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, Treasury or FHFA initiatives discussed above will ensure that FNMA and FHLMC will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.  In August 2012 it was reported that FNMA and FHLMC had collectively drawn $190 billion in federal aid and paid $46 billion in dividends since being placed in conservatorship in 2008.  When a credit rating agency downgraded long-term U.S. Government debt in August 2011, the agency also downgraded FNMA and FHLMC's bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their mortgage-backed securities).  The U.S. Government's commitment to ensure that FNMA and FHLMC have sufficient capital to meet their obligations is, however, unaffected by the downgrade.  Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether.  FNMA and FHLMC also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation or abolishment of the entities.  Future legislative and regulatory action could alter the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by a fund.

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Commercial Mortgage-Related Securities.  Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties.  These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans.  This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans.  Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.  Commercial lending, however, generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending.  Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans.  In addition, the repayment of loans secured by income-producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.  Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than those secured by loans on residential properties.  The risks that recovery or repossessed collateral might be unavailable or inadequate to support payments on commercial mortgage-related securities may be greater than is the case for non-multifamily residential mortgage-related securities.

Subordinated Securities.  Subordinated Securities, including those issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers, have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages.  The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities.  On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages.  Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations (CMOs) and Multi-Class Pass-Through-Securities.  CMOs are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans.  CMOs may be collateralized by:  (1) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates; (2) unsecuritized mortgage loans insured by the FHA or guaranteed by the Department of Veterans' Affairs; (3) unsecuritized conventional mortgages; (4) other mortgage-related securities; or (5) any combination thereof.

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Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date.  Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.  The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways.  One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index or market rate, such as LIBOR (or sometimes more than one index).  These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon.  Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index or market rate such as LIBOR.  Accordingly, the coupon rate thereon will increase as interest rates decrease.  Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes.  The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor.  Inverse floating rate CMOs based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.  The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin.  The ability of a fund to dispose of positions in such securities will depend on the degree of liquidity in the markets for such securities.  It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.  It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned amortization class ("PAC") and targeted amortization class ("TAC"), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under varying prepayment scenarios.  Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

Stripped Mortgage-Backed Securities.  Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments.  Mortgage securities may be partially stripped so that each investor class receives some interest and some principal.  When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security ("IO") and all of the principal is distributed to holders of another type of security known as a principal-only security ("PO").  IOs and POs can be created in a pass-through structure or as tranches of a CMO.  The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.  Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable-Rate Mortgage Loans ("ARMs").  ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments.  Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.  ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans.  Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.  Negatively amortizing ARMs may provide limitations on changes in the required monthly payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Private Entity Securities.  Mortgage-related securities may be issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.  Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.  There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss.  No insurance or guarantee covers a fund or the price of a fund's shares.  Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

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Other Mortgage-Related Securities.  Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including a CMO tranche which collects any cash flow from collateral remaining after obligations to the other tranches have been met.  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities.  Asset-backed securities are a form of derivative instrument.  Non-mortgage asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans, receivables or other assets.  Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements.  The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities, including the issuance of securities in senior and subordinated classes (see "Mortgage-Related Securities—Commercial Mortgage-Related Securities" and "—Subordinated Securities" above).  These securities include debt securities and securities with debt-like characteristics.  The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.  Other types of asset-backed securities may be developed in the future.  The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities.

Asset-backed securities present certain risks of mortgage-backed securities, such as prepayment risk, as well as risks that are not presented by mortgage-backed securities.  Primarily, these securities may provide a less effective security interest in the related collateral than do mortgage-backed securities.  Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Collateralized Debt Obligations.  Collateralized debt obligations ("CDOs") are securitized interests in pools of—generally non-mortgage—assets.  Assets called collateral usually comprise loans or debt instruments.  A CDO may be called a collateralized loan obligation or collateralized bond obligation if it holds only loans or bonds, respectively.  Investors bear the credit risk of the collateral.  Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics.  Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk.  If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.  Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa.  The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Municipal Securities

Municipal Securities Generally.  "Municipal securities" are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and, with respect to municipal securities in which certain funds invest, the personal income taxes of a specified state (referred to in this SAI as Municipal Bonds, Municipal Obligations, State Municipal Bonds or State Municipal Obligations, as applicable—see "Glossary" below).  Municipal securities generally include debt obligations issued to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities.  Municipal securities are classified as general obligation bonds, revenue bonds and notes.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Tax-exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.  Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond issuance, collection of taxes or receipt of other revenues.  Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes.  These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt.  In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.   Municipal securities include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

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Municipal securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum.  Certain municipal securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal security and purchased and sold separately.  The purchase of call options on specific municipal securities may protect a fund from the issuer of the related municipal security redeeming, or other holder of the call option from calling away, the municipal security before maturity.  The sale by a fund of a call option that it owns on a specific municipal security could result in the receipt of taxable income by the fund.

For a fund that invests less than 50% of its assets in municipal securities, dividends received by shareholders on fund shares which are attributable to interest income received by the fund from municipal securities generally will be subject to federal income tax.  While, in general, municipal securities are tax exempt securities having relatively low yields as compared to taxable, non-municipal securities of similar quality, certain municipal securities are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible investments.

For the purpose of diversification under the 1940 Act, the identification of the issuer of municipal securities depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if the bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.  If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and would be treated as an issue of such government or other entity.

Municipal securities include certain private activity bonds (a type of revenue bond issued by or on behalf of public authorities to raise money to finance various privately operated or public facilities and for which the payment of principal and interest is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment), the income from which is subject to AMT.  Taxable municipal securities also may include remarketed certificates of participation.  Certain funds may invest in these municipal securities if the Adviser determines that their purchase is consistent with a fund's investment objective.  A municipal or other tax-exempt fund that invests substantially all of its assets in Municipal Bonds may invest more than 25% of the value of the fund's total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities (e.g., securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state).  A fund that so invests its assets may be subject to greater risk as compared to municipal or other tax-exempt funds that do not follow this practice.

Municipal securities may be repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in the same state.  Sizable investments in these securities could increase risk to a fund should any of the related projects or facilities experience financial difficulties.  An investment in a fund that focuses its investments in securities issued by a particular state or entities within that state may involve greater risk than investments in certain other types of municipal funds.  You should consider carefully the special risks inherent in a fund's investment in such municipal securities.  If applicable, you should review the information in "Risks of Investing in State Municipal Securities" in Part II of this SAI, which provides a brief summary of special investment considerations and risk factors relating to investing in municipal securities of a specific state.

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The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the municipal securities market, size of a particular offering, maturity of the obligation and rating of the issue. The achievement of the investment objective of a municipal or other tax-exempt fund is dependent in part on the continuing ability of the issuers of municipal securities in which the fund invests to meet their obligations for the payment of principal and interest when due.  Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.  Issuers of municipal securities, like issuers of corporate securities, may declare bankruptcy, and obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Many such bankruptcies historically have been of smaller villages, towns, cities and counties, but in November 2011 Jefferson County, Alabama (the state's most populous county) became the subject of the largest municipal bankruptcy ever in the U.S., at over $4 billion in total indebtedness, surpassing in size the 1994 bankruptcy of Orange County, California.  In addition, Harrisburg, Pennsylvania (the state's capital) filed for bankruptcy in October 2011.  Stockton, California also filed for bankruptcy in July 2012, making it the largest U.S. city in history to file for bankruptcy.  The obligations of municipal issuers may become subject to laws enacted in the future by Congress or state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  There is also the possibility that, as a result of litigation or other conditions, the ability of any municipal issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

Certain provisions in the Code relating to the issuance of municipal securities may reduce the volume of municipal securities qualifying for federal tax exemption.  One effect of these provisions could be to increase the cost of the municipal securities available for purchase by a fund and thus reduce available yield.  Shareholders should consult their tax advisors concerning the effect of these provisions on an investment in such a fund.  Proposals that may restrict or eliminate the income tax exemption for interest on municipal securities may be introduced in the future.  If any such proposal were enacted that would reduce the availability of municipal securities for investment by a fund so as to adversely affect fund shareholders, the fund would reevaluate its investment objective and policies and submit possible changes in the fund's structure to shareholders for their consideration.  If legislation were enacted that would treat a type of municipal securities as taxable, a fund would treat such security as a permissible Taxable Investment or, with respect to a money market fund, Money Fund Taxable Investment (in each case, as discussed below), within the applicable limits set forth herein.

Instruments Related to Municipal Securities.  The following is a description of certain types of investments related to municipal securities in which some funds may invest.  A fund's use of certain of the investment techniques described below may give rise to taxable income.

•         Floating and Variable Rate Demand Notes and Bonds.  Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals.  Variable rate demand notes include master demand notes.  See "Fixed-Income Securities—Variable and Floating Rate Securities" above.

•         Tax Exempt Participation Interests.  A participation interest in municipal securities (such as industrial development bonds and municipal lease/purchase agreements) purchased from a financial institution gives a fund an undivided interest in the municipal security in the proportion that the fund's participation interest bears to the total principal amount of the municipal security.  These instruments may have fixed, floating or variable rates of interest and generally will be backed by an irrevocable letter of credit or guarantee of a bank.  For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the fund's participation interest in the municipal security, plus accrued interest.  As to these instruments, a fund intends to exercise its right to demand payment only upon a default under the terms of the municipal security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.  See also "Fixed-Income Securities—Participation Interests and Assignments" above.

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•         Municipal Lease Obligations.   Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with general obligation or revenue bonds.  Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, lease obligations in which a fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.  Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.  Certain lease obligations may be considered illiquid.  Determination as to the liquidity of such securities is made in accordance with guidelines established by the board.  Pursuant to such guidelines, the board has directed the Adviser to monitor carefully a fund's investment in such securities with particular regard to:  (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Adviser may deem relevant.  In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the board has directed the Adviser to consider:  (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); (5) the legal recourse in the event of failure to appropriate; and (6) such other factors concerning credit quality as the Adviser may deem relevant.

•         Tender Option Bonds.  A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.  In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal security and for other reasons.  The funds expect to be able to value tender option bonds at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.  The quality of the underlying creditor or of the third party provider of the tender option, as the case may be, as determined by the Adviser, must be equivalent to the quality standard prescribed for the fund.  In addition, the Adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations.

•         Pre-Refunded Municipal Securities.  The principal and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities.  Instead, the source of such payments is typically an escrow fund consisting of U.S. Government securities.  The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities.  Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to bonds that are not yet subject to call or redemption by the issuer.  For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities.  However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

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•         Mortgage-Related and Asset-Backed Municipal Securities.  Mortgage-backed municipal securities are municipal securities of issuers that derive revenues from mortgage loans on multiple family residences, retirement housing or housing projects for low- to moderate-income families.  Certain of such securities may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries.  Non-mortgage asset-based securities are securities issued by special purpose entities whose primary assets consist of a pool of loans, receivables or other assets.  See "Fixed-Income Securities—Mortgage-Related Securities" and "Fixed-Income Securities—Asset-Backed Securities" above.

•         Custodial Receipts.  Custodial receipts represent the right to receive certain future principal and/or interest payments on municipal securities which underlie the custodial receipts.  A number of different arrangements are possible.  A fund also may purchase directly from issuers, and not in a private placement, municipal securities having characteristics similar to custodial receipts.  These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.  See "Derivatives—Custodial Receipts" below.

•         Indexed and Inverse Floating Rate Municipal Securities.  Indexed rate municipal securities are securities that pay interest or whose principal amount payable upon maturity is based on the value of an index of interest rates.  Interest and principal payable on certain securities also may be based on relative changes among particular indexes.  So-called "inverse floating obligations" or "residual interest bonds" ("inverse floaters") are derivative instruments created by depositing municipal securities in a trust which divides the bond's income stream into two parts:  (1) a short-term variable rate demand note; and (2) a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses.  The interest rate on the inverse floater varies inversely with a floating rate (which may be reset periodically by a "Dutch" auction, a remarketing agent or by reference a short-term tax-exempt interest rate index), usually moving in the opposite direction as the interest on the variable rate demand note.

A fund may either participate in structuring an inverse floater or purchase an inverse floater in the secondary market.  When structuring an inverse floater, a fund will transfer to a trust fixed rate municipal securities held in the fund's portfolio.  The trust then typically issues the inverse floaters and the variable rate demand notes that are collateralized by the cash flows of the fixed rate municipal securities.  In return for the transfer of the municipal securities to the trust, the fund receives the inverse floaters and cash associated with the sale of the notes from the trust.  For accounting purposes, a fund treats these transfers as part of a secured borrowing or financing transaction (not a sale), and the interest payments and related expenses due on the notes issued by the trusts and sold to third parties as expenses and liabilities of the fund.  Inverse floaters purchased in the secondary market are treated as the purchase of a security and not as a secured borrowing or financing transaction.  Synthetically created inverse floating rate bonds evidenced by custodial or trust receipts are securities that have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the rate at which fixed rate securities increase or decrease in response to such changes.

An investment in inverse floaters may involve greater risk than an investment in a fixed rate municipal security.  Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate municipal security.  Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a fund when short-term interest rates rise, and increase the interest paid to the fund when short-term interest rates fall.  Investing in inverse floaters involves leveraging which may magnify the fund's gains or losses.  Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate municipal securities with comparable credit quality, coupon, call provisions and maturity.  These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.  Investments in inverse floaters may be illiquid.

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•         Zero Coupon, Pay-In-Kind and Step-Up Municipal Securities.  Zero coupon municipal securities are issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date. Zero coupon securities also may take the form of municipal securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. Pay-in-kind municipal securities generally pay interest through the issuance of additional securities. Step-up municipal securities typically do not pay interest for a specified period of time and then pay interest at a series of different rates.  See "Fixed-Income Securities—Zero Coupon, Pay-In-Kind and Step-Up Securities."

•         Special Taxing Districts.  Some municipal securities may be issued in connection with special taxing districts.  Special taxing districts are organized to plan and finance infrastructure development to induce residential, commercial and industrial growth and redevelopment.  The bond financing methods, such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.  They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds.  Further, the fees, special taxes or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees.  The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

•         Stand-By Commitments.  Under a stand-by commitment, a fund obligates a broker, dealer or bank to repurchase, at the fund's option, specified securities at a specified price prior to such securities' maturity date and, in this respect, stand-by commitments are comparable to put options.  The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand.  The funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.  A fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying municipal security and similarly decreasing such security's yield to investors.  Gains realized in connection with stand-by commitments will be taxable.  For a fund that focuses its investments in New Jersey Municipal Bonds, the fund will acquire stand-by commitments only to the extent consistent with the requirements for a "qualified investment fund" under the New Jersey Gross Income Tax Act.

•         Structured Notes.  Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market.  When a fund purchases a structured note, it will make a payment of principal to the counterparty.  Some structured notes have a guaranteed repayment of principal while others place a portion (or all) or the principal at risk.  The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Taxable Investments (municipal or other tax-exempt funds only).  From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the fund's net assets) or for temporary defensive purposes, a fund may invest in taxable short-term investments (Taxable Investments, as defined in Part II of this SAI under "Investments, Investments Techniques and Risks").  Dividends paid by a fund that are attributable to income earned by the fund from Taxable Investments will be taxable to investors.  When a fund invests for temporary defensive purposes, it may not achive its investment objective.

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Funding Agreements.  In a funding agreement (sometimes referred to as a Guaranteed Interest Contract or "GIC"), a fund contributes cash to a deposit fund of an insurance company's general account, and the insurance company then credits the fund, on a monthly basis, guaranteed interest that is based on an index.  This guaranteed interest will not be less than a certain minimum rate.  Because the principal amount of a funding agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment.

Real Estate Investment Trusts (REITs)

A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn.  Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value.  Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower.  Mortgage REITs derive their income from interest payments on such loans.  Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill.  They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Money Market Instruments

When the Adviser determines that adverse market conditions exist, a fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, bank obligations, repurchase agreements and commercial paper.  During such periods, the fund may not achieve its investment objective(s).  A fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government securities) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Bank Obligations.  See "Bank Obligations" below under "Money Market Funds."

Repurchase Agreements.  See "Repurchase Agreements" below under "Money Market Funds."

Commercial Paper.  Commercial paper represents short-term, unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies used to finance short-term credit needs and may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.  Commercial paper may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.  Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

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Foreign Securities

Foreign securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities.  They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the United States or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.  Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries.  There is no assurance that these commitments will be undertaken or complied with in the future.

Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers.  Investments in foreign issuers may be affected by changes in currency rates (i.e., affecting the value of assets as measured in U.S. dollars), changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage).  A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.  A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income available for distribution.  If a portion of a fund's investment income may be received in foreign currencies, such fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations.  After the fund has distributed income, subsequent foreign currency losses may result in the fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.  In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends.  Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets, and foreign custodial costs are higher than domestic custodial costs.  In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign securities markets generally are not as developed or efficient as those in the United States.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers.  Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of foreign securities usually are held outside the United States, additional risks of investing in foreign securities include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage, exchange control regulations or otherwise.  Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when shareholders have no access to the fund.

Emerging Markets.   The risks associated with investing in foreign securities are often heightened for investments in emerging market countries.  These heightened risks include:  (1) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (2) the small size of the markets for securities of emerging market issuers and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (3) certain national policies which may restrict the investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (4) the absence of developed legal structures governing private or foreign investment and private property.  The purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors.  In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of a fund, its Adviser and its affiliates and their respective clients and other service providers.  A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  These limitations may have a negative impact on the fund's performance and may adversely affect the liquidity of the fund's investment to the extent that it invests in certain emerging market countries.  In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar.  Further, certain emerging market countries' currencies may not be internationally traded.  Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar.  If a fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the fund's NAV will be adversely affected.  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain of these countries.

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Depositary Receipts and New York Shares.  Securities of foreign issuers in the form of ADRs, EDRs and GDRs and other forms of depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs are receipts issued in Europe, and GDRs are receipts issued outside the United States typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the U.S. securities markets, EDRs in bearer form are designed for use in Europe, and GDRs in bearer form are designed for use outside the United States.  New York Shares are securities of foreign companies that are issued for trading in the United States.  New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market.

Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of the Manager, by brokers executing the purchases or sales.

Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not subject to many of the special considerations and risks discussed in the prospectus and this SAI that apply to foreign securities traded and held abroad.  A U.S. dollar investment in ADRs or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

Sovereign Debt Obligations.  Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations.  The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of a fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers.  In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

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Moreover, no established secondary markets may exist for many of the sovereign debt obligations in which a fund may invest.  Reduced secondary market liquidity may have an adverse effect on the market price and a fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer.  Reduced secondary market liquidity for certain sovereign debt obligations also may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its portfolio.  Market quotations are generally available on many sovereign debt obligations only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices of actual sales.

Sovereign Debt Obligations of Emerging Market Countries.  Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located.  The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which a fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries also are characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.  The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A governmental obligor may default on its obligations.  If such an event occurs, a fund may have limited legal recourse against the issuer and/or guarantor.  In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.  Sovereign obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the fund's holdings.  Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries.  There is no assurance that these commitments will be undertaken or complied with in the future.

Brady Bonds.  "Brady Bonds" are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.  In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative.  Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in over-the-counter secondary markets.  Brady Bonds with no or limited collateralization of interest or principal payment obligations have increased credit risk, and the holders of such bonds rely on the willingness and ability of the foreign government to make payments in accordance with the terms of such Brady Bonds.  U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate bonds or floating rate bonds, generally are collateralized by Treasury zero coupon bonds having the same maturity as the Brady Bonds.  One or more classes of securities ("structured securities") may be backed by, or represent interests in, Brady Bonds.  The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.  See "Derivatives—Structured Securities" below.

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Eurodollar and Yankee Dollar Investments.  Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe.  Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the United States by foreign governments and their agencies and foreign banks and corporations.  Eurodollar Certificates of Deposit are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; Eurodollar Time Deposits are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee Certificates of Deposit are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.  These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Investment Companies

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, limits a fund's investment in securities issued by registered and unregistered investment companies, including exchange-traded funds (discussed below), subject to certain exceptions (including those that apply for a Fund of Funds' investment in Underlying Funds), currently is limited to:  (1) 3% of the total voting stock of any one investment company; (2) 5% of the fund's total assets with respect to any one investment company; and (3) 10% of the fund's total assets in the aggregate.  As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.  These expenses would be in addition to the advisory fees and other expenses that the fund bears directly in connection with its own operations.  A fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the fund's securities lending program, in shares of one or more money market funds advised by the Manager.  Such investments will not be subject to the limitations described above.

Private Investment Funds.  As with investments in registered investment companies, if a fund invests in a private investment fund, such as a "hedge fund" or private equity fund, the fund will be charged its proportionate share of the advisory fees, including any incentive compensation and other operating expenses, of the private investment fund. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment funds are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject.  There may be very little public information available about their investments and performance.  Moreover, because sales of shares of private investment funds are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time.  Finally, because shares of private investment funds are not publicly traded, a fair value for the fund's investment in these companies typically will have to be determined under policies approved by the board.

Exchange-Traded Funds (ETFs)

Most ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities or commodities of a benchmark index.  These may include S&P Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities or commodities.  For an ETF with a securities index benchmark, the ETF's portfolio typically consists of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indexes of SPDRs, DIAMONDS and Nasdaq-100 Shares are the S&P 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

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The values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility.  Investments in ETFs that are designed to correspond to an index of securities involve certain inherent risks generally associated with investments in a portfolio of such securities, including the risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a fund.  Similarly, investments in ETFs that are designed to correspond to commodity returns involve certain inherent risks generally associated with investment in commodities.  Moreover, investments in ETFs designed to correspond to indexes of securities may not exactly match the performance of a direct investment in the respective indexes to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Exchange-Traded Notes

Exchange-traded notes ("ETNs") are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.  ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours.  However, investors can also hold the ETN until maturity.  At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to adjustment for the market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection.  ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged.  The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset.  When a fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN.  These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption.  A fund's decision to sell ETN holdings may be limited by the availability of a secondary market.

Derivatives

Depending on the fund, derivatives may be used for a variety of reasons, including to (1) hedge to seek to mitigate certain market, interest rate or currency risks; (2) to manage the maturity or the interest rate sensitivity (sometimes called duration) of fixed-income securities; (3) to provide a substitute for purchasing or selling particular securities to reduce portfolio turnover, to seek to obtain a particular desired return at a lower cost to a fund than if the fund had invested directly in an instrument yielding the desired return, such as when a fund "equitizes" available cash balances by using a derivative instrument to gain exposure to relevant equity investments or markets consistent with its investment objective and policies, or for other reasons; or (4) to seek to increase potential returns.  Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes.  Derivatives may provide a cheaper, quicker or more specifically focused way to invest than "traditional" securities would.  Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, forward contracts, swap agreements, credit derivatives, structured securities and participatory notes.  Whether or not a fund may use some or all of these derivatives varies by fund.  In addition, a fund's portfolio managers may decide not to employ some or all of these strategies, and there is no assurance that any derivatives strategy used by the fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the fund's performance.  Derivatives involve greater risks than if a fund had invested in the reference obligation directly.

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An investment in derivatives at inopportune times or when market conditions are judged incorrectly may lower return or result in a loss.  A fund could experience losses if its derivatives were poorly correlated with underlying instruments or the fund's other investments or if the fund were unable to liquidate its position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives, primarily futures contracts and options, generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a variation margin payment system operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  In contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a fund.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.  Derivatives that are considered illiquid will be subject to a fund's limit on illiquid investments.

Some derivatives may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index).  This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable.  Pursuant to regulations and/or published positions of the SEC, a fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to "cover" the fund's obligations relating to its transactions in derivatives.  For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a fund must set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open.  With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a fund is permitted to set aside liquid assets in an amount equal to the fund's daily marked-to-market net obligation (i.e., the fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value.  By setting aside assets equal to only its net obligations under cash-settled derivatives, a fund may employ leverage to a greater extent than if the fund were required to segregate assets equal to the full notional value of such contracts.  Requirements to maintain cover might impair a fund's ability to sell a portfolio security, meet redemption requests or other current obligations, or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

Successful use of certain derivatives may be a highly specialized activity that requires skills that may be different than the skills associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecasts of market factors, or a counterparty defaults, investment performance would diminish compared with what it would have been if derivatives were not used.  Successful use of derivatives by a fund also is subject to the Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities or position being hedged and the price movements of the corresponding derivative position.  For example, if a fund enters into a derivative position to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in the derivative position.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well.  Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.  A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.  If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

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The funds have claimed exclusions from the definition of the term "commodity pool operator" under the CEA and, therefore, are not subject to registration or regulation as a CPO under the CEA.  On February 9, 2012, the CFTC adopted amendments to its rules that may affect the ability of the funds to continue to claim this exclusion.  The funds may be limited in their ability to use futures contracts or options thereon or engage in swap transactions and potentially certain types of forward transactions if the funds continued to claim the exclusion.  Under the amendments, in order to be eligible to continue to claim this exclusion, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swap agreements) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of a fund's NAV, or, alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions).  In addition to meeting one of the foregoing trading limitations, a fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets.  If a fund were no longer able to claim the exclusion, the Manager would become subject to registration and regulation as a CPO with respect to that fund.  In the event that the Manager is required to register as a CPO with respect to a fund, the fund's disclosure and operations would need to comply with all applicable CFTC regulations, in addition to all applicable SEC regulations.  Compliance with these additional registration and regulatory requirements may increase fund expenses.  The funds and the Manager are continuing to analyze the effect of these rule changes, including available no-action relief from the CFTC, on the funds.

It is possible that developments in the derivatives markets, including potential government regulation, could adversely affect the ability to terminate existing derivatives positions or to realize amounts to be received in such transactions.

Futures Transactions.  A futures contract is an agreement between two parties to buy and sell a security or other asset for a set price on a future date. When a fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price.  With respect to index futures, no physical transfer of the securities underlying the index is made.  Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.  An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. When a fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the fund has written a call option, it assumes a short futures position. If the fund has written a put option, it assumes a long futures position. When a fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).  The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge.

Futures contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or other asset.  Although some futures contracts call for making or taking delivery of the underlying securities or other asset, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying asset, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date.  If an offsetting purchase price is less than the original sale price, a fund realizes a capital gain, or if it is more, a fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a fund realizes a capital gain, or if it is less, a fund realizes a capital loss.  Transaction costs also are included in these calculations.

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Engaging in these transactions involves risk of loss to a fund which could adversely affect the value of the fund's net assets.  No assurance can be given that a liquid market will exist for any particular contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.  Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially leading to substantial losses.

A fund may engage in futures transactions in foreign markets to the extent consistent with applicable law and the fund's ability to invest in foreign securities.  Foreign futures markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract.  In addition, any profits that a fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the fund could incur losses as a result of those changes.

Futures contracts and options on futures contracts include those with respect to securities, securities indexes, interest rates and foreign currencies and Eurodollar contracts, to the extent a fund can invest in the underlying reference security, instrument or asset.

Security Futures Contract.  A security future obligates a fund to purchase or sell an amount of a specific security at a future date at a specific price.

Index Futures Contract.  An index future obligates a fund to pay or receive an amount of cash based upon the change in value of the index based on the prices of the securities that comprise the index.

Interest Rate Futures Contract.  An interest rate future obligates a fund to purchase or sell an amount of a specific debt security at a future date at a specific price (or, in some cases, to settle an equivalent amount in cash).

Foreign Currency Futures Contract.  A foreign currency future obligates a fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Eurodollar Contracts.  A Eurodollar contract is a U.S. dollar-denominated futures contract or option thereon which is linked to the LIBOR, although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  Certain funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Options.  A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security, securities or other asset at the exercise price at any time during the option period, or at a specific date.  Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security, securities or other asset at the exercise price at any time during the option period, or at a specific date.  A fund receives a premium from writing an option which it retains whether or not the option is exercised.

A covered call option written by a fund is a call option with respect to which the fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets.  The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

Options may be traded on U.S. or, to the extent a fund may invest in foreign securities, foreign securities exchanges or in the over-the-counter market.  There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  If, as a covered call option writer, a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

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Call and put options in which a fund may invest include the following, in each case, to the extent that a fund can invest in such securities or instruments (or securities underlying an index, in the case of options on securities indexes).

Options on Securities.  Call and put options on specific securities (or groups or "baskets" of specific securities), including equity securities (including convertible securities), U.S. Government securities, municipal securities, mortgage-related securities, asset-backed securities, foreign sovereign debt, corporate debt securities or Eurodollar instruments, convey the right to buy or sell, respectively, the underlying securities at prices which are expected to be lower or higher than the current market prices of the securities at the time the options are exercised.

Options on Securities Indexes.  An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index.  Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater in the case of a call, or less, in the case of a put, than the exercise price of the option.  Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Foreign Currency Options.  Call and put options on foreign currency convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Swap Transactions.  Swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the "notional") amount. Some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a fund could lose margin payments it has deposited with a clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the fund may be entitled to the net amount of gains the fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the fund. Swap agreements also may be  two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

Swap agreements will tend to shift investment exposure from one type of investment to another.  For example, if a fund agreed to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Most swap agreements entered into are cash settled and calculate the obligations of the parties to the agreement on a "net basis."  Thus, a fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  A fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the fund.  A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Manager's repurchase agreement guidelines).

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A swap option is a contract (sometimes called "swaptions") that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.  These options typically are entered into with institutions, including securities brokerage firms.  Depending on the terms of the particular option agreement, a fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when a fund writes a swap option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement.

The swaps market has been an evolving and largely unregulated market.  It is possible that developments in the swaps market, including new regulatory requirements, could limit or prevent a fund's ability to utilize swap agreements or options on swaps as part of its investment strategy, terminate existing swap agreements or realize amounts to be received under such agreements, which could negatively affect the fund.  As discussed above, some swaps currently are, and more in the future will be, centrally cleared, which affects how swaps are transacted.  In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010 (the "Dodd-Frank Act"), has resulted in new clearing and exchange-trading requirements for swaps and other over-the-counter derivatives.  The Dodd-Frank Act also requires the CFTC and/or the SEC, in consultation with banking regulators, to establish capital requirements for swap dealers and major swap participants as well as requirements for margin on uncleared derivatives, including swaps, in certain circumstances that will be clarified by rules proposed by the CFTC and/or the SEC.  In addition, the CFTC and the SEC are reviewing the current regulatory requirements applicable to derivatives, including swaps, and it is not certain at this time how the regulators may change these requirements.  For example, some legislative and regulatory proposals would impose limits on the maximum position that could be held by a single trader in certain contracts and would subject certain derivatives transactions to new forms of regulation that could create barriers to certain types of investment activity.  Other provisions would expand entity registration requirements; impose business conduct, reporting and disclosure requirements on dealers, recordkeeping on counterparties such as the funds; and require banks to move some derivatives trading units to a non-guaranteed (but capitalized) affiliate separate from the deposit-taking bank or divest them altogether.  While some provisions of the Dodd-Frank Act have either already been implemented through rulemaking by the CFTC and/or the SEC or must be implemented through future rulemaking by those and other federal agencies, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the funds, it is possible that, when compliance with these rules is required, they could potentially limit or completely restrict the ability of a fund to use certain derivatives as a part of its investment strategy, increase the cost of entering into derivatives transactions or require more assets of the fund to be used for collateral in support of those derivatives than is currently the case.  Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions also could prevent the funds from using derivatives or affect the pricing or other factors relating to these transactions, or may change the availability of certain derivatives.

Specific swap agreements (and options thereon) include currency swaps; index swaps; interest rate swaps (including interest rate locks, caps, floors and collars); credit default swaps; and total return swaps (including equity swaps), in each case, to the extent that a fund can invest in the underlying reference security, instrument or asset (or fixed-income securities, in the case of interest rate swaps, or securities underlying an index, in the case of index swaps).

Currency Swap Transactions.  A currency swap agreement involves the exchange of principal and interest in one currency for the same in another currency.

Index Swap Transactions.  An index swap agreement involves the exchange of cash flows associated with a securities or other index.

Interest Rate Swap Transactions.  An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate.

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An interest rate lock transaction (which may also be known as a forward rate agreement) is a contract between two parties to make or receive a payment at a future date determined on the basis of a specified interest rate or yield of a particular security (the "contracted interest rate") over a predetermined time period, with respect to a stated notional amount.  These transactions typically are entered as a hedge against interest rate changes.  One party to the contract locks in the contracted interest rate to seek to protect against an interest rate increase, while the other party seeks to protect against a possible interest rate decline.  The payment at maturity is determined by the difference between the contracted interest rate and the then-current market interest rate.

In an interest rate cap one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed rate; conversely, in an interest rate floor one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed rate.  Caps and floors have an effect similar to buying or writing options.  Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect a fund against interest rate movements exceeding given minimum or maximum levels.

Credit Default Swap Transactions.  Credit default swap agreements and similar agreements may have as reference obligations debt securities that are or are not currently held by a fund.  The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred.  If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

Total Return Swap Transactions.  In a total return swap agreement one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains, and recovers any capital losses from the first party.  The underlying reference asset of a total return swap may include an equity index, loans or bonds.

Credit Linked Securities.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, an investment in these credit linked securities represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security.  However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit linked security.  For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

Credit Derivatives.  Credit derivative transactions include those involving default price risk derivatives and credit spread derivatives.  Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively.  Credit spread derivatives are based on the risk that changes in credit spreads and related market factors can cause a decline in the value of a security, loan or index.  Credit derivatives may take the form of options, swaps, credit-linked notes and other over-the-counter instruments.  The risk of loss in a credit derivative transaction varies with the form of the transaction.  For example, if a fund purchases a default option on a security, and if no default occurs with respect to the security, the fund's loss is limited to the premium it paid for the default option.  In contrast, if there is a default by the grantor of a default option, a fund's loss will include both the premium it paid for the option and the decline in value of any underlying security that the default option hedged (if the option was entered into for hedging purposes).  If a fund is a buyer of credit protection in a credit default swap agreement and no credit event occurs, the fund recovers nothing if the swap is held through its termination date.  However, if a credit event occurs, the fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.  As a seller of credit protection, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event.  If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.  Unlike credit default swaps, credit-linked notes are funded balance sheet assets that offer synthetic credit exposure to a reference entity in a structure designed to resemble a synthetic corporate bond or loan.  Credit-linked notes are frequently issued by special purpose vehicles that would hold some form of collateral securities financed through the issuance of notes or certificates to a fund.  The fund receives a coupon and par redemption, provided there has been no credit event of the reference entity.  The vehicle enters into a credit swap with a third party in which it sells default protection in return for a premium that subsidizes the coupon to compensate the fund for the reference entity default risk.  A fund will enter into credit derivative transactions only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Manager's repurchase agreement guidelines).

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Structured Securities and Hybrid Instruments

Structured Securities.  Structured securities are securities whose cash flow characteristics depend upon one or more indexes or that have embedded forwards or options or securities where a fund's investment return and the issuer's payment obligations are contingent on, or highly sensitive to, changes in the value of underlying assets, indexes, interest rates or cash flows ("embedded index").  When a fund purchases a structured security, it will make a payment of principal to the counterparty.  Some structured securities have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk.  Guarantees are subject to the risk of default by the counterparty or its credit provider.  The terms of such structured securities normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured securities are outstanding.  As a result, the interest and/or principal payments that may be made on a structured security may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments.  The rate of return on structured securities may be determined by applying a multiplier to the performance or differential performance of the embedded index.  Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.  Structured securities may be issued in subordinated and unsubordinated classes, with subordinated classes typically having higher yields and greater risks than an unsubordinated class. Structured securities may not have an active trading market.

Hybrid Instruments.  A hybrid instrument can combine the characteristics of securities, futures, and options.  For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of a benchmark, e.g., currency, securities index or another interest rate.  The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.

Participatory Notes.  Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate.  Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.

Custodial Receipts.  Custodial receipts, which may be underwritten by securities dealers or banks, represent the right to receive certain future principal and/or interest payments on a basket of securities which underlie the custodial receipts, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian.  Underlying securities may include U.S. Government securities, municipal securities or other types of securities in which a fund may invest.  A number of different arrangements are possible.  In a typical custodial receipt arrangement, an issuer or a third party owner of securities deposits such securities obligations with a custodian in exchange for custodial receipts.  These custodial receipts are typically sold in private placements and are designed to provide investors with pro rata ownership of a portfolio of underlying securities.  For certain securities law purposes, custodial receipts may not be considered obligations of the underlying securities held by the custodian.  As a holder of custodial receipts, a fund will bear its proportionate share of the fees and expenses charged to the custodial account.  Although under the terms of a custodial receipt a fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers.  Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer.  In addition, in the event that the custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

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Certain custodial receipts may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate.  Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for more traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios.  Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments and may present greater potential for capital gain or loss.  The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments.

Combined Transactions.  Certain funds may enter into multiple transactions, including multiple options, futures, swap, currency and/or interest rate transactions, and any combination of options, futures, swaps, currency and/or interest rate transactions ("combined transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the fund to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Future Developments.  A fund may take advantage of opportunities in derivatives transactions which are not presently contemplated for use by the fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the fund's investment objective and legally permissible for the fund.  Before a fund enters into such transactions or makes any such investment, the fund will provide appropriate disclosure in its prospectus or this SAI.

Foreign Currency Transactions

Investments in foreign currencies, including investing directly in foreign currencies, holding financial instruments that provide exposure to foreign currencies, or investing in securities that trade in, or receive revenues in, foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Depending on the fund, foreign currency transactions could be entered into for a variety of purposes, including:  (1) to fix in U.S. dollars, between trade and settlement date, the value of a security a fund has agreed to buy or sell; (2) to hedge the U.S. dollar value of securities the fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or (3) to gain or reduce exposure to the foreign currency for investment purposes.  Foreign currency transactions may involve, for example, a fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies.  A short position would involve the fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the fund contracted to receive.  A fund may engage in cross currency hedging against price movements between currencies, other than the U.S. dollar, caused by currency exchange rate fluctuations.  In addition, a fund might seek to hedge against changes in the value of a particular currency when no derivative instruments on that currency are available or such derivative instruments are more expensive than certain other derivative instruments.  In such cases, the fund may hedge against price movements in that currency by entering into transactions using derivative instruments on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged.  The risk that movements in the price of the derivative instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

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Currency hedging may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses if currencies do not perform as the Adviser anticipates.  There is no assurance that a fund's currency hedging activities will be advantageous to the fund or that the Adviser will hedge at an appropriate time.

The cost of engaging in foreign currency exchange contracts for the purchase or sale of a specified currency at a specified future date ("forward contracts") varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved.  Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract.  As with other over-the-counter derivatives transactions, forward contracts are subject to the credit risk of the counterparty.

Currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar.  Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.  Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable.  The interbank market in foreign currencies is a global, round-the-clock market.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.  Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Commodities

Commodities are assets that have tangible properties, such as oil, metals, livestock or agricultural products.  Historically, commodity investments have had a relatively high correlation with changes in inflation and a relatively low correlation to stock and bond returns.  Commodity-related instruments provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in commodities markets, without investing directly in physical commodities.  A fund may invest in commodity-related securities and other instruments, such as certain ETFs, that derive value from the price movement of commodities, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.  However, the ability of a fund to invest directly in commodities and certain commodity-related securities and other instruments is subject to significant limitations in order to enable the fund to maintain its status as a regulated investment company under the Code.

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The value of commodity-related instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, acts of terrorism, embargoes, tariffs and international economic, political and regulatory developments.  The value of commodity-related instruments will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-related instruments may be subject to greater volatility than non-commodity based investments.  A liquid secondary market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop.  Commodity-related instruments also are subject to credit and interest rate risks that in general affect the values of debt securities.

Short-Selling

In these transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security.  A fund may make short sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to seek to enhance returns.  To complete a short sale transaction, a fund must borrow the security to make delivery to the buyer.  The fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the fund, which would result in a loss or gain, respectively.  In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise, thereby exacerbating any loss, especially in an environment where others are taking the same actions.  A fund also may make short sales "against the box," in which the fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale.

Until a fund closes its short position or replaces the borrowed security, the fund will:  (1) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (2) otherwise cover its short position through offsetting positions.

Lending Portfolio Securities

Fund portfolio securities may be lent to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.  In connection with such loans, a fund would remain the owner of the loaned securities and continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities.  A fund also has the right to terminate a loan at any time.  Any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the fund retains the right to recall a security and may then exercise the security's voting rights.  In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date.  A fund may recall the loan to vote proxies if a material issue affecting the fund's investment is to be voted upon.  Subject to a fund's own more restrictive limitations, if applicable, an investment company is limited in the amount of portfolio securities it may loan to 33-1/3% of its total assets (including the value of all assets received as collateral for the loan).  A fund will receive collateral consisting of cash or cash equivalents or, to the extent a permissible investment for the fund, U.S. Government securities or irrevocable letters of credit, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  If the collateral consists of a letter of credit or securities, the borrower will pay the fund a loan premium fee.  If the collateral consists of cash, the fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment.  A fund may participate in a securities lending program operated by the Lending Agent.  The Lending Agent will receive a percentage of the total earnings of the fund derived from lending its portfolio securities.  Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the Adviser to be of good financial standing.  In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral.  A fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities, in each case to the extent it is a permissible investment for the fund.

Borrowing Money

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets.  Such borrowings may be for temporary or emergency purposes or for leveraging.  If borrowings are for temporary or emergency (not leveraging) purposes, when such borrowings exceed 5% of the value of a fund's total assets the fund will not make any additional investments.

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Borrowing Money for Leverage.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a fund's investments.  These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.  For borrowings for investment purposes, the 1940 Act requires a fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  If the required coverage should decline as a result of market fluctuations or other reasons, the fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  A fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements.  Reverse repurchase agreements may be entered into with banks, broker/dealers or other financial institutions.  This form of borrowing involves the transfer by a fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security.  The fund retains the right to receive interest and principal payments on the security.  At an agreed upon future date, the fund repurchases the security at principal plus accrued interest.  As a result of these transactions, the fund is exposed to greater potential fluctuations in the value of its assets and its NAV per share.  These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.  To the extent a fund enters into a reverse repurchase agreement, the fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with SEC guidance.  The SEC views reverse repurchase transactions as collateralized borrowings by a fund.

Forward Commitments.  The purchase or sale of securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, means delivery and payment take place at a future date at a predetermined price and/or yield.  Typically, no interest accrues to the purchaser until the security is delivered.  When purchasing a security on a forward commitment basis, a fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV.  Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  The sale of securities on a forward commitment or delayed-delivery basis involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Debt securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (i.e., appreciating when interest rates decline and depreciating when interest rates rise).  Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a fund to risks because they may experience declines in value prior to their actual delivery.  A fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  A fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests.  If the fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage.  Leveraging the portfolio in this manner will increase the fund's exposure to changes in interest rates and may result in greater potential fluctuation in the value of the fund's net assets and its NAV per share.  A fund will segregate permissible liquid assets at least equal at all times to the amount of the fund's purchase commitments.

Forward Mortgage Roll Transactions.  In a forward mortgage roll transaction, a fund sells a mortgage-related security to a bank, broker-dealer or other financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price.  During the period between the sale and purchase, the fund will not be entitled to receive interest and principal payments on the securities sold by the fund.  Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will be expected to generate income for the fund exceeding the yield on the securities sold.  Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the purchase price of those securities.  A fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

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In a mortgage "dollar roll" transaction, a fund sells mortgage-related securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.  The mortgage-related securities that are purchased will be of the same type and will have the same interest rate as those securities sold, but generally will be supported by different pools of mortgages with different prepayment histories than those sold.  A fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the fund is compensated by the difference between the current sales price and the lower prices of the future purchase, as well as by any interest earned on the proceeds of the securities sold.  The fund could be compensated also through the receipt of fee income equivalent to a lower forward price.  The dollar rolls entered into by a fund normally will be "covered."  A covered roll is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the related dollar roll transaction.  Covered rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of a fund's borrowings and other senior securities.

Illiquid Securities

Illiquid Securities Generally.  The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, limits funds other than money market funds to 15% of net assets in illiquid securities. Illiquid securities, which are securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by a fund, may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale that do not have readily available market quotations, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated derivatives transactions and securities used to cover such derivatives transactions.  As to these securities, there is a risk that, should a fund desire to sell them, a ready buyer will not be available at a price the fund deems  representative of their value, which could adversely affect the value of a fund's net assets.

Section 4(2) Paper and Rule 144A Securities.  "Section 4(2) paper" consists of commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act.  Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution.  Any resale by the purchaser must be pursuant to registration or an exemption therefrom.  Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity.  "Rule 144A securities" are securities that are not registered under the Securities Act but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act.  Rule 144A securities generally must be sold to other qualified institutional buyers.  If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from a fund or other holders.  Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Trust's board or by the Adviser pursuant to guidelines established by the board.  The Trust's board or the Adviser will consider availability of reliable price information and other relevant information in making such determinations.

Non-Diversified Status

A fund's classification as a "non-diversified" investment company means that the proportion of the fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  The 1940 Act generally requires a "diversified" investment company, with respect to 75% of its total assets, to invest not more than 5% of such assets in securities of a single issuer.  Since a relatively high percentage of a fund's assets may be invested in the securities of a limited number of issuers or industries, the fund may be more sensitive to changes in the market value of a single issuer or industry.  However, to meet federal tax requirements, at the close of each quarter a fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.  These limitations do not apply to U.S. Government securities or investments in certain other investment companies.

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Investments in the Technology Sector

The technology sector has been among the most volatile sectors of the stock market.  Many technology companies involve greater risks because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile.  Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group.  In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.  Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors.  Investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

Investments in the Real Estate Sector

An investment in securities of real estate companies may be susceptible to adverse economic or regulatory occurrences affecting that sector.  An investment in real estate companies, while not an investment in real estate directly, involves risks associated with the direct ownership of real estate.  These risks include: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; changes in interest rates; financial condition of tenants, buyers and sellers of real estate; and quality of maintenance, insurance and management services.

An economic downturn could have a material adverse effect on the real estate markets and on real estate companies.

Real property investments are subject to varying degrees of risk.  The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties.  Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., the Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing.  If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected.  In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants.  The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

The financial results of major local employers also may have an impact on the cash flow and value of certain properties.  In addition, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited.  A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Investments in the Natural Resources Sector

Many companies in the natural resources sector may experience more price volatility than securities of companies in other industries.  Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors.  Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.  These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.  To the extent a fund invests in the securities of companies with substantial natural resource assets, the fund will be exposed to the price movements of natural resources.

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Money Market Funds

The money market funds attempt to increase yields by trading to take advantage of short-term market variations.  This policy is expected to result in high portfolio turnover but should not adversely affect a fund since the funds usually do not pay brokerage commissions when purchasing short-term obligations.  The value of the portfolio securities held by a fund will vary inversely to changes in prevailing interest rates and, therefore, are subject to the risk of market price fluctuations.  Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost.  Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost.  In any event, if a security was purchased at face value and held to maturity and was paid in full, no gain or loss would be realized.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

Ratings of Securities

If, subsequent to its purchase by a fund, (a) a portfolio security ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the board determines that it is no longer of comparable quality or (b) the Adviser becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the board will reassess promptly whether such security continues to present minimal credit risks and will cause the fund to take such action as it determines is in the best interest of the fund and its shareholders; provided that the reassessments required by clauses (a) and (b) are not required if the portfolio security is disposed of or matures within five business days of the specified event and, in the case of events specified in clause (b), the board is subsequently notified of the Adviser's actions.  To the extent the ratings given by a Rating Agency for securities change as a result of changes in such organizations or their rating systems, a fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in such fund's prospectus and this SAI.  The ratings of the Rating Agencies represent their opinions as to the quality of the securities which they undertake to rate.  It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.  Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

Treasury Securities

Treasury securities include Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance.  Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

U.S. Government Securities

U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality.  These securities bear fixed, floating or variable rates of interest.  Interest rates may fluctuate based on generally recognized reference rates or the relationship of rates.  While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.  A security backed by the Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity.  Neither the market value nor a fund's share price is guaranteed.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund.  Investments in securities issued by the GNMA or FNMA, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.

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Repurchase Agreements

A repurchase agreement is a contract under which a fund would acquire a security for a relatively short period subject to the obligation of the seller, typically a bank, broker/dealer or other financial institution, to repurchase and the fund to resell such security at a fixed time and at a price higher than the purchase price (representing the fund's cost plus interest).  The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security.  The fund's custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by the fund under a repurchase agreement.  In connection with its third party repurchase transactions, a fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act.  The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  The fund bears a risk of loss if the other party to the repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities.  This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements are considered by the staff of the SEC to be loans by the fund that enters into them.  Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a fund's ability to dispose of the underlying securities.  A fund may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or, for certain funds, to the extent consistent with the fund's investment policies, collateralized by securities other than U.S. Government securities ("credit collateral").  Transactions that are collateralized fully enable the fund to look to the collateral for diversification purposes under the 1940 Act.  Conversely, transactions secured with credit collateral require the fund to look to the counterparty to the repurchase agreement for determining diversification.  Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities.  In an attempt to reduce the risk of incurring a loss on a repurchase agreement, a fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.  See "Fixed-Income Securities—High Yield and Lower-Rated Securities" above under "All Funds other than Money Market Funds" for a discussion of certain risks of credit collateral rated below investment grade.  The funds may jointly enter into one or more repurchase agreements in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder.  Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Bank Obligations

Bank obligations include certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic or foreign banks or thrifts or their subsidiaries or branches and other banking institutions.  CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.  TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.  Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.  These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.  The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.  TDs and CDs may be issued by domestic or foreign banks or their subsidiaries or branches.  A fund may purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Deposit Insurance Fund administered by the FDIC.  Interest payments on such a CD are not insured by the FDIC.  A fund would not own more than one such CD per such issuer.

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Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC.  Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join.  In addition, state banks whose CDs may be purchased by a fund are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending on the principal amount of the CDs of each bank held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation.  As a result of federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.  However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign subsidiaries or branches of domestic banks may be general obligations of the parent banks in addition to the issuing subsidiary or branch, or may be limited by the terms of a specific obligation and governmental regulation.  Such obligations and obligations of foreign banks or their subsidiaries or branches are subject to different risks than are those of domestic banks.  These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls, seizure of assets, declaration of a moratorium and foreign withholding and other taxes on interest income.  Foreign subsidiaries and branches of domestic banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements.  In addition, less information may be publicly available about a foreign subsidiary or branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office.  A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.  In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign subsidiaries or branches of domestic banks, or by foreign banks or their branches or subsidiaries, the Adviser carefully evaluates such investments on a case-by-case basis.

Bank Securities

To the extent a money market fund's investments are concentrated in the banking industry, the fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments.  Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses.  In addition, the value of and the investment return on the fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions.  A fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

Floating and Variable Rate Obligations

Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 397 days but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.  Frequently these obligations are secured by letters of credit or other credit support arrangements secured by banks.  Variable rate demand notes include master demand notes (see "Fixed-Income Securities—Variable and Floating Rate Securities " above under "All Funds other than Money Market Funds").

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Participation Interests

A participation interest purchased from a financial institution gives a fund an undivided interest in a security in the proportion that the fund's participation interest bears to the total principal amount of the security.  If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the fund may invest.  See "Fixed-Income Securities—Participation Interests and Assignments" above under "All Funds other than Money Market Funds."

Asset-Backed Securities

A fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets.  Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements.  The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Commercial Paper

Commercial paper represents short-term, unsecured promissory notes issued to finance short-term credit needs.  The commercial paper purchased by a fund will consist only of direct obligations issued by domestic and foreign entities which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P or F1 by Fitch; or (b) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the fund.  The other corporate obligations in which a fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (which may include variable rate master demand notes).

Investment Companies

See "Investment Companies" above under "All Funds other than Money Market Funds."

Foreign Securities

Foreign securities may include U.S. dollar-denominated securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, foreign government obligations and commercial paper issued by foreign issuers.  Foreign government obligations may include securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities and debt obligations of supranational entities.  Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

A fund investing in foreign securities, including foreign government obligations, may be subject to additional investment risks with respect to these securities or obligations that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers.  See, as applicable, "Foreign Securities" and "Foreign Securities—Sovereign Debt Obligations" above under "All Funds other than Money Market Funds."

Municipal Securities

See "Fixed-Income Securities—Municipal Securities—Municipal Securities Generally" above under "All Funds other than Money Market Funds."

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Derivative Products.  The value of certain derivative products is tied to underlying municipal securities.  A fund investing in derivative products will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity, liquidity and diversification standards of Rule 2a-7 under the 1940 Act.  The principal types of derivative products include tax exempt participation interests, tender option bonds and custodial receipts (see " Fixed-Income Securities—Municipal Securities—Instruments Related to Municipal Securities" above under "All Funds other than Money Market Funds") and structured notes (see "Derivative Instruments—Structured Securities and Hybrid Instruments—Structured Securities" above under "All Funds other than Money Market Funds").

Stand-By Commitments.  See "Fixed-Income Securities—Municipal Securities—Stand-By Commitments" above under "All Funds other than Money Market Funds."

Taxable Investments (municipal or other tax-exempt funds only)

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the fund's net assets) or for temporary defensive purposes, a fund may invest in taxable short-term investments (Money Fund Taxable Investments, as defined in Part II of this SAI).  Dividends paid by a fund that are attributable to income earned by the fund from Money Fund Taxable Investments will be taxable to investors.  When a fund invests for temporary defensive purposes, it may not achieve its investment objective.  If a fund purchases Money Fund Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments.

Illiquid Securities

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, limits money market funds to 5% of total assets in illiquid securities.  Illiquid securities, which are securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by a fund, may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale that do not have readily available market quotations, and repurchase agreements providing for settlement in more than seven days after notice.  As to these securities, there is a risk that, should a fund desire to sell them, a ready buyer will not be available at a price the fund deems representative of their value, which could adversely affect the value of a fund's net assets.  See "Illiquid Securities—Section 4(2) Paper and Rule 144A Securities" above under "All Funds other than Money Market Funds."

Borrowing Money

The 1940 Act, subject to a fund's own more restrictive limitations, if applicable, permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets.  Such borrowings may be for temporary or emergency purposes or for leveraging. If borrowings are for temporary or emergency (not leveraging) purposes, when such borrowings exceed 5% of the value of a fund's total assets the fund will not make any additional investments.

Reverse Repurchase Agreements.  See "Borrowing Money—Reverse Repurchase Agreements" above under "All Funds other than Money Market Funds."

Forward Commitments.  The purchase of portfolio securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase.  See "Borrowing Money—Forward  Commitments" above under "All Funds other than Money Market Funds."

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and/or borrow money from, certain other funds advised by the Manager or its affiliates.  All interfund loans and borrowings must comply with the conditions set forth in the exemptive order, which are designed to ensure fair and equitable treatment of all participating funds.  A fund's participation in the Interfund Borrowing and Lending Program must be consistent with its investment policies and limitations.  A fund will borrow through the Interfund Borrowing and Lending Program only when the costs are equal to or lower than the costs of bank loans, and will lend through the Program only when the returns are higher than those available from an investment in repurchase agreements.  Interfund loans and borrowings are normally expected to extend overnight, but can have a maximum duration of seven days.  Loans may be called on one day's notice.  Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

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Lending Portfolio Securities

See "Lending Portfolio Securities" above under "All Funds other than Money Market Funds."

RATING CATEGORIES

The following is a description of certain ratings assigned by S&P, Moody's, Fitch and DBRS.

S&P

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings also are used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings.  Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:  likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

An obligation rated "AAA" has the highest rating assigned by S&P.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated "AA" differs from the highest-rated obligations only to a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

An obligation rated "BBB" exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Obligations rated "BB,"  "B,"  "CCC,"  "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated "CC" is currently highly vulnerable to nonpayment.

A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated "D" is in payment default.  The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation's rating is lowered to "D" upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note:  The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

An "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings.  A short-term obligation rated "A-1" is rated in the highest category by S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated "A-3" exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated "B" is regarded as having significant speculative characteristics.  Ratings of "B-1," "B-2," and "B-3" may be assigned to indicate finer distinctions within the "B" category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated "D" is in payment default.  The "D" rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings Definitions.  An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S&P analysis will review the following considerations: amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1       Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3       Speculative capacity to pay principal and interest.

Moody's

Long-Term Obligation Ratings and Definitions.  Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

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Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

Obligations rated "B" are considered speculative and are subject to high credit risk.

Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.  Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings.

Short-Term Obligation Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels—MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

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When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch

Corporate Finance Obligations — Long-Term Rating Scales.  Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale.  In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability also is included in the rating assessment.  This notably applies to covered bond ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer.  As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower or the same as that entity's issuer rating.

Highest credit quality:  "AAA" ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

Very high credit quality:  "AA" ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

High credit quality:  "A" ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality:  "BBB" ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative:  "BB" ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

Highly speculative:  "B" ratings indicate that material credit risk is present.

Substantial credit risk:  "CCC" ratings indicate that substantial credit risk is present.

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Very high levels of credit risk:  "CC" ratings indicate very high levels of credit risk.

Exceptionally high levels of credit risk:  "C" indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned "D" ratings, but are instead rated in the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics.  This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note:  The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the "AAA" obligation rating category, or to corporate finance obligation ratings in the categories below "B."

Structured, Project & Public Finance Obligations — Long-Term Rating Scales.  Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations' relative vulnerability to default.  These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

Highest credit quality:  "AAA" ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

Very high credit quality:  "AA" ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

High credit quality:  "A" ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Good credit quality:  "BBB" ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative:  "BB" ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

Highly speculative:  "B" ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Substantial credit risk:  "CCC" indicates that default is a real possibility.

Very high levels of credit risk:  "CC" indicates that default of some kind appears probable.

Exceptionally high levels of credit risk:  "C" indicates that default appears imminent or inevitable.

Default:  "D" indicates a default.  Default generally is defined as one of the following:  failure to make payment of principal and/or interest under the contractual terms of the rated obligation;  the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or  the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance.  A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

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Highest short-term credit quality:  "F1" indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

Good short-term credit quality:  "F2" indicates good intrinsic capacity for timely payment of financial commitments.

Fair short-term credit quality:  "F3" indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

Speculative short-term credit quality:  "B" indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

High short-term default risk:  "C" indicates that default is a real possibility.

Restricted default:  "RD" indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

Default:   "D" indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

DBRS

Long Term Obligations.  The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All ratings categories other than AAA and D also contain subcategories "(high)" and "(low)."  The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

Long-term debt rated "AAA"  is considered to be of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

Long-term debt rated "AA" is considered to be of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from AAA only to a small degree.  Unlikely to be significantly vulnerable to future events.

Long-term debt rated "A" is considered to be of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

Long-term debt rated "BBB" is considered to be of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

Long-term debt rated "BB" is considered to be of speculative, non-investment-grade credit quality.  The capacity for the payment of future obligations is uncertain.  Vulnerable to future events.

Long-term debt rated "B" is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

Long-term debt rated "CCC," "CC" or "C" is of very highly speculative credit quality.  In danger of defaulting on financial obligations.  There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

A "D" rating implies a financial obligation has not been met or it is clear that a financial obligation will not met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

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Commercial Paper and Short Term Debt.  The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating are further denoted by the subcategories "(high)," "(middle)" and "(low)."

Short-term debt rated "R-1 (high)" is considered to be of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

Short-term debt rated "R-1 (middle)" is considered to be of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from R-1 (high) by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

Short-term debt rated "R-1 (low)" is considered to be of good credit quality.  The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer's ability to meet such obligations.

Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

Short-term debt rated "R-4" is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

Short-term debt rated "R-5" is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

A security rated "D" implies that a financial obligation has not been met or it is clear that a financial obligation will not met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations or extenuating circumstances may exist.

ADDITIONAL INFORMATION ABOUT THE BOARD

Board's Oversight Role in Management

The board's role in management of the funds is oversight.  As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the funds, primarily the Manager and its affiliates, have responsibility for the day-to-day management of the funds, which includes responsibility for risk management (including management of investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk).  As part of their oversight, the board, acting at its scheduled meetings, or the Chairman, acting between board meetings, regularly interacts with and receives reports from senior personnel of the Manager and its affiliates, service providers, including the Manager's Chief Investment Officer (or a senior representative of his office), the funds' and the Manager's Chief Compliance Officer and portfolio management personnel.  The board's audit committee (which consists of all Independent Board Members) meets during its regularly scheduled and special meetings, and between meetings the audit committee chair is available to the funds' independent registered public accounting firm and the Trust's Chief Financial Officer.  The board also receives periodic presentations from senior personnel of the Manager and its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending.  As warranted, the board also receives informational reports from the board's independent legal counsel and separate counsel to the Trust regarding regulatory compliance and governance matters.  The board has adopted policies and procedures designed to address certain risks to the funds.  In addition, the Manager and other service providers to the funds have adopted a variety of policies, procedures and controls designed to address particular risks to the funds.  Different processes, procedures and controls are employed with respect to different types of risks.  However, it is not possible to eliminate all of the risks applicable to the funds, and the board's risk management oversight is subject to inherent limitations.

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Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the board members be Independent Board Members and as such not affiliated with the Manager.  To rely on certain exemptive rules under the 1940 Act, a majority of the funds' board members must be Independent Board Members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board Members.  Currently, all of the Trust's board members, including the Chairman of the Board, are Independent Board Members.  The board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the specific characteristics and circumstances of the Trust, including, but not limited to:  (i) the services that the Manager and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships; (ii) the extent to which the day-to-day operations of the Trust are conducted by Trust officers and employees of the Manager and its affiliates; and (iii) the board's oversight role in management of the Trust.

Additional Information About the Board and Its Committees

Board members are elected to serve for an indefinite term.  The board has standing audit, nominating and compensation committees, each comprised of Independent Board Members.  The function of the audit committee is (i) to oversee the funds' accounting and financial reporting processes and the audits of the funds' financial statements and (ii) to assist in the board's oversight of the integrity of the funds' financial statements, the funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance.  The nominating committee is responsible for selecting and nominating persons as members of the board for election or appointment by the board and for election by shareholders.  In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter.  The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Trust, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which include information regarding the recommended nominee as specified in the nominating committee charter.  The function of the compensation committee is to establish appropriate compensation for serving on the board.  The board also has a standing pricing committee for the non-money market funds comprised of any one board member; the function of the pricing committee is to assist in valuing fund investments.

MANAGEMENT ARRANGEMENTS

The Manager

BNY Mellon Fund Advisers, a division of Dreyfus, serves as the investment adviser to the funds.  Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets.  BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace.  BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies.  Additional information is available at www.bnymellon.com.

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Pursuant to an Investment Advisory Agreement with the Trust, the Manager provides investment management of each fund's portfolio.

As further described below under "Distributor," Dreyfus may pay the Distributor or financial intermediaries for shareholder or other services from Dreyfus' own assets, including past profits but not including the management fee paid by the funds.  The Distributor may use part or all of such payments to pay Service Agents.  Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Sub-Advisers

See the prospectus to determine if any of the information about Sub-Advisers (below and elsewhere in this SAI) applies to your fund.

For funds with a Sub-Adviser, the Manager has entered into a Sub-Advisory Agreement with each Sub-Adviser.  A Sub-Adviser provides day-to-day investment management of a fund's portfolio (or a portion thereof allocated by the Manager), and certain related services.

The following is a list of persons (to the extent known by the Trust) who are deemed to control Robeco by virtue of ownership of stock or other interests:  Robeco US Holding, Inc., Robeco International Holding, B.V., Robeco Groep N.V. and Rabobank Nederland (these companies are in the asset management, banking or other financial services business).  For Walter Scott, which is a wholly-owned subsidiary of BNY Mellon, see "The Manager" above for ownership information.

Portfolio Managers and Portfolio Manager Compensation

See the prospectus to determine which portions of the information provided below apply to your fund.

For funds other than money market funds, an Affiliated Entity or the Sub-Adviser(s), as applicable, provide the funds with portfolio managers who are authorized by the board to execute purchases and sales of securities.  Portfolio managers are compensated by the company that employs them, and are not compensated by the funds.  Each fund's portfolio managers are listed in Part I of this SAI.

BNY Mellon Wealth Management:  The portfolio managers' compensation is comprised of four components: (i) a market-based salary, (ii) an annual incentive compensation plan, (iii) a long term incentive plan and (iv) benefits that are offered to similarly situated employees of BNY Mellon-affiliated firms.

The incentive compensation plan is comprised of three components: (1) portfolio performance (approximately 70%), (2) individual qualitative performance (approximately 25%) and (3) the overall performance of BNY Mellon Wealth Management (approximately 5%).  Portfolio performance is measured by one- and three-year fund and composite performance compared to the appropriate index and peer universe.  The one- and three-year performance in each category is weighted at 35% and 65%, respectively.  Assets are weighted according to a matrix based on the participant's job function.  Individual qualitative performance measures contributions the participant makes to either the Equity Management or Fixed Income Management group, account manager/client communications and BNY Mellon Wealth Management.  Senior management may consider additional factors at its discretion.

Senior portfolio managers may be eligible to participate in the Long Term Incentive Plan of BNY Mellon Wealth Management.  A long-term incentive pool is established at the beginning of the plan year.  Eighty percent of this pool is allocated to the individual participants as target awards and the remaining 20% is held in reserve until the end of the performance period (three years).  At the end of the performance period, the 20% of the award pool that has been held in reserve may be awarded to participants at management's discretion.  Interest is applied to both the target awards (80%) and the reserve (20%) at the T-note rate used for BNY Mellon's Elective Deferred Compensation Plan.  Individuals participating in the Long Term Incentive Plan of BNY Mellon Wealth Management are not eligible to receive stock options.

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Investment professionals, including portfolio managers, may be selected to participate in BNY Mellon's Long Term Profit Incentive Plan under which they may be eligible to receive options to purchase shares of stock of BNY Mellon.  The options permit the investment professional to purchase a specified amount of stock at a strike price equal to the fair market value of BNY Mellon stock on the date of grant.  Typically, such options vest over a set period and must be exercised within a ten-year period from the date of grant.  Investment professionals may also receive restricted stock as part of their compensation.  If granted, restricted stock normally vests and becomes free of restrictions after a period of three years, although the time period could vary.  Generally, in the case of either options or restricted stock, if an employee voluntarily terminates employment before vesting, the unvested options and/or restricted stock are forfeited.

Mellon Capital.  The primary objectives of the Mellon Capital compensation plans are to:

•         Motivate and reward superior investment and business performance

•         Motivate and reward continued growth and profitability

•         Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•         Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred).  Base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses.  Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.  Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.  Therefore, all bonus awards are based initially on Mellon Capital's financial performance.  Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards").  These targets are derived based on a review of competitive market data for each position annually.  Annual awards are determined by applying multiples to this target award.  Awards are 100% discretionary.  Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors.  Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility.  This plan provides for an annual award, payable in cash after a three-year cliff vesting period, as well as a grant of BNY Mellon Restricted Stock for senior level roles.

The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.  Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees.  Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to tax laws.  These plans are structured to provide the same retirement benefits as the standard retirement benefits.  In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the BNY Mellon Deferred Compensation Plan for Employees.

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Robeco:  All investment professionals receive a variable compensation package comprised of an industry competitive base salary and a discretionary bonus and long-term incentives.  Through Robeco's bonus program, key investment professionals are rewarded primarily for strong investment performance.  Typically, bonuses are based upon a combination of one or more of the following four criteria:

•         Individual Contribution:  a subjective evaluation of the professional's individual contribution based on the individual's goals and objectives established at the beginning of each year;

•         Product Investment Performance:   performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;

•         Investment Team Performance:  the financial results of the investment group; and

•         Firm-wide Performance:  the overall financial performance of Robeco.

Total revenues generated by any particular product affect the total available bonus pool for the analysts and portfolio managers associated with that product.  The discretionary bonus assessment is done annually.  Investment performance for a fund typically is based on the fund's 1-, 3-, and 5-year performance compared to its market benchmark and compared to its consultant peer group for its strategy.  Returns are evaluated on a pre-tax basis.

In addition, Robeco offers a profit participation plan focused on the firm's investment professionals whereby participants receive the equivalent of an equity stake in the firm based on a combination of factors, including the product investment performance and the investment professional's seniority and longevity with Robeco.  The incentive plan provides for the issuance of restricted shares and options that vest over multi-year periods.

TBCAM.  Investment Professionals. With the exception of the most senior portfolio managers of TBCAM, investment professionals' cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term incentive awards.  Annual cash and long-term incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks.  Incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide financial performance.  Further allocations are made to individual team members by the product portfolio manager based upon individual contribution, individual investment performance, and other qualitative factors.

Select Senior Portfolio Managers.   Select senior portfolio managers participate in a more formal structured compensation plan. This plan is designed to compensate TBCAM's investment professionals for superior investment performance and business results.  It is a two stage model: an opportunity range is determined based on the level of current business (assets under management, revenue) and an assessment of long-term business value (growth, retention, development).  A significant portion of the opportunity awarded is structured and based upon the one-year, three-year and five-year (three-year and five-year weighted more heavily) pre-tax performance of a portfolio manager's accounts relative to the performance of the appropriate peer groups.  Other factors considered in determining the award are individual qualitative performance based on discretionary factors (e.g., leadership, teamwork, etc.) and the asset size and revenue growth or retention of the products managed.  In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee.

Incentive compensation awards are generally subject to management discretion and pool funding availability.  Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability.  Awards are generally paid in cash on an annual basis, however many investment professionals receive a portion of their annual incentive award in deferred vehicles.

Walter Scott.  Compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible.  In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY Mellon employees and those of its affiliated sub-advisers.

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In the case of portfolio managers responsible for managing a fund and managed accounts, the method used to determine their compensation is generally the same for all funds and investment accounts.  A portfolio manager's base salary is determined by the portfolio manager's experience and performance in the role, taking into account BNY Mellon's analysis of current industry compensation norms and market data to ensure that the portfolio managers are paid a competitive base salary.  A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus, which varies from year to year, is determined by a number of factors.  One factor is gross, pre-tax performance of the fund(s) managed by the portfolio manager relative to expectations for how the fund(s) should have performed, given its/their objectives, policies, strategies and limitations, and the market environment during the measurement period.  This performance factor is not based on the value of assets held in the portfolio(s) of the fund(s).  For each fund, the performance factor depends on how the portfolio manager performs relative to the fund's benchmark and the fund's peer group, over one-year and three-year time periods.  While the performance of other accounts managed by a portfolio manager is taken into consideration, because all accounts managed by the portfolio manager are managed in a similar manner, performance of the fund(s) managed by the portfolio manager is considered to be the most reliable proxy for a portfolio manager's overall performance.  Additional factors include the portfolio manager's contributions to the investment management functions within his or her specialty, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group.  The bonus is paid on an annual basis.

Certain Conflicts of Interest with Other Accounts

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

Potential conflicts of interest may arise because of an Adviser's or portfolio manager's management of a fund and Other Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as an Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering, or to increase the Adviser's ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as an Adviser may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  IPOs, in particular, are frequently of very limited availability.  Conflicts of interest may also exist with respect to portfolio managers who also manage performance-based fee accounts, such as deciding which securities to allocate to a fund versus the performance-based fee account.  Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the fund, that they are managing on behalf of an Adviser.  The Advisers periodically review each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the fund.  In addition, an Adviser could be viewed as having a conflict of interest to the extent that the Adviser or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the relevant fund.  For these or other reasons, the portfolio managers may purchase different securities for the fund and the Other Accounts, and the performance of securities purchased for the fund may vary from the performance of securities purchased for Other Accounts.  The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the fund, which could have the potential to adversely impact the fund, depending on market conditions.  In addition, if a fund's investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Other Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the fund's and such Other Accounts' investments in the issuer.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

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BNY Mellon and its affiliates, including the Manager, Sub-Advisers affiliated with the Manager and others involved in the management, sales, investment activities, business operations or distribution of the funds, are engaged in businesses and have interests other than that of managing the funds.  These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the funds or the funds' service providers, which may cause conflicts that could disadvantage the funds.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the funds.  BNY Mellon has no obligation to provide to the Manager or the funds, or effect transaction on behalf of the funds in accordance with, any market or other information, analysis, or research in its possession.  Consequently, BNY Mellon (including, but not limited to, BNY Mellon's central Risk Management Department) may have information that could be material to the management of the funds and may not share that information with relevant personnel of the Manager.  Accordingly, the Manager has informed management of the funds that in making investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

Code of Ethics.  The funds, the Manager, the Sub-Advisers and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a fund.  The Code of Ethics subjects the personal securities transactions of employees to various restrictions to ensure that such trading does not disadvantage any fund.  In that regard, portfolio managers and other investment personnel employed by the Manager or an Affiliated Entity or a Sub-Adviser affiliated with the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon's Investment Ethics Committee.  Portfolio managers and other investment personnel may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Distributor

The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York  10166, serves as each fund's distributor on a best efforts basis pursuant to an agreement, renewable annually, with the Trust.

The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested in fund shares through such Service Agents by employees participating in Retirement Plans, or other programs.  Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents.  The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time.  The Distributor will pay such fees from its own funds, other than amounts received from a fund, including past profits or any other source available to it.  Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

Dreyfus or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of a fund or provide other services.  Such payments are separate from any shareholder services fees or other expenses paid by the fund to those intermediaries.  Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments.  These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent.  Cash compensation also may be paid from Dreyfus' or the Distributor's own resources to Service Agents for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as "revenue sharing."  From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of:  occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations.  In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of a fund to you.  In addition, the Distributor may provide additional and differing compensation from its own assets to certain of its employees who promote the sale of select funds to certain Service Agents, who in turn may recommend such funds to their clients.  In some cases, these payments may create an incentive for the employees of the Distributor to promote a fund for which the Distributor provides a higher level of compensation.  Please contact your Service Agent for details about any payments it may receive in connection with the sale of fund shares or the provision of services to a fund.

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Transfer and Dividend Disbursing Agent and Custodian

The Transfer Agent, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York  10166, is each fund's transfer and dividend disbursing agent.  Pursuant to a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the funds, the handling of certain communications between shareholders and the funds and the payment of dividends and distributions payable by the funds.  For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month, and is reimbursed for certain out-of-pocket expenses.  The funds also may make payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of fund shares.

The Custodian, an affiliate of the Manager, located at One Wall Street, New York, New York 10286, serves as custodian for the investments of the funds.  The Custodian has no part in determining the investment policies of the funds or which securities are to be purchased or sold by the funds.  Pursuant to a custody agreement applicable to each fund, the Custodian holds each fund's securities and keeps all necessary accounts and records.  For its custody services, the Custodian receives a monthly fee based on the market value of each fund's assets held in custody and receives certain securities transaction charges.

DETERMINATION OF NAV

See the prospectus and "Investments, Investment Techniques and Risks" in Part II of this SAI to determine which sections of the discussion below apply to your fund.

Valuation of Portfolio Securities (funds other than money market funds)

A fund's equity securities, including option contracts (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded.  Securities listed on NASDAQ markets generally will be valued at the official closing price.  If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices.  Bid price is used when no asked price is available.  Open short positions for which there is no sale price on a given day are valued at the lowest asked price.  Investments in other open-end investment companies are valued at their reported NAVs each day, except that shares of ETFs generally are valued at the last sale price on the day of valuation on the securities exchange on which the shares are primarily traded.

Substantially all of a fund's debt securities and instruments, including interest rate, credit default and total return swaps and options thereon, are valued by one or more independent pricing services (the "Service") approved by the board.  When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.  The Service's procedures are reviewed by fund officers under the general supervision of the board.  Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the board, the amortized cost method would not represent fair value.

Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars, and foreign currency forward contracts are valued at the forward rate obtained from a Service approved by the board.  If a fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the fund's NAV may not take place contemporaneously with the determination of prices of certain of the fund's portfolio securities.  Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.  The valuation of a security based on this fair value process may differ from the security's most recent closing price and from the prices used by other mutual funds to calculate their NAVs.  Foreign securities held by a fund may trade on days that the fund is not open for business, thus affecting the value of the fund's assets on days when fund investors have no access to the fund.

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Generally, over-the-counter option contracts will be valued by the Service at the average of the most recent bid and asked quotations obtained from the Service.  Futures contracts will be valued at the most recent settlement price.  Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by a fund not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the board.  Fair value of investments may be determined by the board or its pricing committee or the fund's valuation committee using such information as it deems appropriate.  The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.  The valuation of a security based on fair value procedures may differ from the prices used by other mutual funds to calculate their NAVs.

Valuation of Portfolio Securities (money market funds only)

In the case of a money market fund that uses amortized cost pricing to value its portfolio securities, the valuation of the fund's portfolio securities is based upon their amortized cost which does not take into account unrealized gains or losses.  This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument.  The board has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the funds' price per share as computed for the purpose of purchases and redemptions at $1.00.  Such procedures include review of the funds' portfolio holdings by the board, at such intervals as it may deem appropriate, to determine whether the funds' NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) deviates from $1.00 per share based on amortized cost.  Other investments and assets will be valued at fair value as determined in good faith by the board.

Calculation of NAV

Fund shares are sold on a continuous basis.  NAV per share of each fund is determined as of the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time) on each day the NYSE is open for regular business.  For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE.  The NAV per share of a fund is computed by dividing the value of the fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of such fund outstanding.

Fund expenses and fees, including management fees and fees pursuant to the Shareholder Services Plan (reduced by the fund's expense limitation, if any), are accrued daily and taken into account for the purpose of determining the NAV of a fund's shares.  Because of the differences in operating expenses incurred by each class of shares of a fund, the per share NAV of each class of shares of the fund will differ.  The NAV of each class of a fund with more than one class of shares is computed by dividing the value of the fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding.

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Expense Allocations

All expenses incurred in the operation of the funds are borne by the Trust.  Expenses attributable to a particular fund are charged against the assets of that fund; other expenses of the Trust are allocated among the funds on the basis determined by the board, including, but not limited to, proportionately in relation to the net assets of each fund.  In addition, each class of shares of a fund with more than one class bears any class specific expenses allocated to such class, such as expenses related to the shareholder servicing of such class.

NYSE and Transfer Agent Closings

The holidays (as observed) on which both the NYSE and the Transfer Agent are closed currently are:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  In addition, the NYSE is closed on Good Friday.

DIVIDENDS AND DISTRIBUTIONS

Each of BNY Mellon Asset Allocation Fund, BNY Mellon Bond Fund, BNY Mellon Income Stock Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Intermediate U.S. Government Fund, BNY Mellon Large Cap Stock Fund and BNY Mellon Short-Term U.S. Government Securities Fund usually declares dividends on the second-to-last business day of each month and pays dividends on the last business day of each month.

Each of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Money Market Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Municipal Money Market Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund usually declares dividends daily and pays dividends on the last business day of each month.

For Individual Accounts, dividends and other distributions will be reinvested in fund shares at NAV unless the shareholder instructs the fund otherwise.  Persons who hold fund shares through BNY Mellon Accounts, BNY Mellon Wealth Brokerage Accounts or Qualified Employee Benefit Plan Accounts should contact their account officer, financial advisor or plan sponsor (employer or employer organization or both), respectively, and Investment Advisory Firm Clients should consult their financial advisor, for information on reinvestment of dividends and other distributions.

If a fund investor elects to receive dividends and distributions in cash, and the investor's dividend or distribution check is returned to the fund as undeliverable or remains uncashed for six months, the fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional fund shares at NAV.  No interest will accrue on amounts represented by uncashed distribution or redemption checks.

For a fund that declares dividends each business day, if you redeem all shares in your account at any time during a month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption.  If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to the omnibus accountholder along with the proceeds of the redemption.

Dividends and distributions among share classes in the same fund may vary due to the different expenses of such share classes.

Funds Other Than Money Market Funds

Any dividend or distribution paid shortly after an investor's purchase of fund shares may have the effect of reducing the aggregate NAV of the shares below the cost of the investment.  Such a dividend or distribution would be a return of capital in an economic sense, although taxable as stated in the prospectus and this SAI.  In addition, the Code provides that if a shareholder holds shares of a fund for six months or less and has (or is deemed to have) received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received or deemed to have been received.  The Code further provides that if a shareholder holds shares of a municipal or other tax-exempt fund for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares generally will be disallowed to the extent of the exempt-interest dividend received.

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A fund may make distributions on a more frequent basis than is described in its prospectus to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.  A fund may not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.

[For a bond fund that declares dividends daily, dividends accrue beginning one day after the date of purchase and through the date a redemption is effective.]  [When determining a fund's dividend rate on a weekend or holiday, the fund will use the dividend rate on the business day following the weekend or holiday.]  All expenses are accrued daily and deducted before declaration of dividends to shareholders.

Money Market Funds

Dividends accrue beginning on the date of purchase (provided purchase payments are received by wire prior to the time as of which the fund calculates its NAV on such day (as described in the prospectus)) and through the day prior to the date a redemption is effective.  A fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day.  Dividends usually are paid on the last calendar day of each month.  All expenses are accrued daily and deducted before declaration of dividends to shareholders.

Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.  A fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired.  The funds do not expect to realize any long-term capital gains or losses.

TAXATION

See the prospectus and "Investment Policies and Restrictions" in Part II of this SAI to determine which sections of the discussion below apply to your funds.

The following is only a general summary of some of the important federal income tax considerations generally affecting the funds and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities or, except to the extent specifically addressed herein, to discuss state and local tax matters affecting the funds or their shareholders.  Shareholders are urged to consult their own tax advisors for more detailed information concerning the tax implications of investments in the funds.

Taxation of the Funds

Each fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code and intends to continue to so qualify if such qualification is in the best interests of its shareholders.  As a RIC, a fund will pay no federal income tax on its net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code.  To qualify as a RIC, a fund must, among other things: (a) derive in each taxable year (the "gross income test") at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in "qualified publicly traded partnerships" ("QPTPs," as defined below); (b) diversify its holdings (the "asset diversification test") so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses or one or more QPTPs; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year.

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In general, for purposes of the gross income test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by a RIC.  However, as noted above, 100% of the net income derived from an interest in a QPTP is qualifying income for purposes of the gross income test.  A QPTP is defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives at least 90% of its gross income from certain enumerated passive income sources described in Code section 7704(d), but does not include a partnership that derives 90% of its gross income from sources described in Code section 851(b)(2)(A).  Although income from a QPTP is qualifying income for purposes of the gross income test, investment in QPTPs cannot exceed 25% of a fund's assets.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the gross income test.  However, the Treasury has the authority to issue regulations (possibly with retroactive effect) treating a RIC's foreign currency gains as non-qualifying income for purposes of the gross income test to the extent that such income is not directly related to the RIC's principal business of investing in stock or securities.

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act"), a RIC that fails the gross income test for a taxable year shall nevertheless be considered to have satisfied the test for such year if (i) the RIC satisfies certain procedural requirements, and (ii) the RIC's failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect.  However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (x) the RIC's non-qualifying gross income exceeds (y) one-ninth of the RIC's qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter shall nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances.  If the RIC's failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the RIC's assets at the end of such quarter and (ii) $10,000,000 (a "de minimis failure"), the RIC shall be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC shall nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the RIC satisfies certain procedural requirements; (ii) the RIC's failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test.  However, in such case, a tax is imposed on the RIC, at the highest prescribed corporate tax rate, on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met.  In all events, however, such tax will not be less than $50,000.

If a fund were to fail to qualify as a RIC in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible for a preferential maximum tax rate in respect of "qualified dividends" in the case of shareholders taxed as individuals (if legislation is or has been enacted to that effect), provided in both cases, the shareholder meets certain holding period and other requirements in respect of the fund's shares (as described below).  Rates applicable to "qualified dividends" were temporarily reduced, in general to 15%, for taxable years which began before January 1, 2013, which rates may increase for subsequent years depending on whether legislation is or has been enacted, and, if so, in what form.  In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

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A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of a fund's "required distribution" over its actual distributions in any calendar year.  Generally, the required distribution is 98% of a fund's ordinary income for the calendar year plus 98.2% of its capital gain net income, determined under prescribed rules for this purpose, recognized during the one-year period ending on October 31st of such year (or December 31st of that year if the fund is permitted to so elect and so elects) plus undistributed amounts from prior years.  Each fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.  A fund's investments in partnerships, including in QPTPs, may result in a fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of Fund Distributions (Funds Other Than Municipal or Other Tax-Exempt Funds)

For federal income tax purposes, distributions of investment income generally are taxable as ordinary income to the extent of the distributing fund's earnings and profits, regardless of whether you receive your distributions in cash or have them reinvested in additional fund shares.  Taxes on distributions of capital gains are determined by how long a fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  In general, a fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less.  Distributions of "net capital gain," that is, the excess of net long-term capital gains over net short-term capital losses, that are properly characterized by the fund as capital gain dividends ("capital gain dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain.  Long-term capital gain rates applicable to individuals were temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years which began before January 1, 2013.  These rates may increase depending on whether legislation is or has been enacted, and, if so, in what form.  Distributions of net short-term capital gains that exceed net long-term capital losses will generally be taxable as ordinary income.  The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any.  Under the Modernization Act, if a RIC has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC's net capital loss consisting of the excess (if any) of the RIC's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC's next taxable year, and that portion of the RIC's net capital loss consisting of the excess (if any) of the RIC's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC's next taxable year.  Any such capital losses of a RIC may be carried forward to succeeding taxable years of the RIC without limitation.  Net capital loss carryforwards of a RIC arising in taxable years of the RIC beginning on or before December 22, 2010 (the date of enactment of the Modernization Act) may be applied against any net realized capital gains of the RIC in each succeeding year, or until their respective expiration dates, whichever is first.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares).  Distributions are taxable regardless of whether shareholders receive them in cash or in additional shares.  Distributions declared and payable by a fund during October, November or December to shareholders of record on a date in any such month and paid by the fund during the following January generally will be treated for federal tax purposes as paid by the fund and received by shareholders on December 31st of the year in which the distributions are declared rather than the calendar year in which they are received.

A fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained.  In such case, the fund may designate its retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder in the fund will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his or her pro rata share of the tax paid by the fund on the gain and (iii) increase the tax basis for his or her shares in the fund by an amount equal to the deemed distribution less the tax credit.

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In general, dividends (other than capital gain dividends) paid by a fund to U.S. individual shareholders may be eligible for the 15% preferential maximum tax rate to the extent that the fund's income consists of dividends paid by U.S. corporations and certain "qualified foreign corporations" on shares that have been held by the fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend.  Dividends paid on shares held by a fund will not be taken into account in determining the applicability of the preferential maximum tax rate to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Dividends paid by REITs are not generally eligible for the preferential maximum tax rate.  Further, a "qualified foreign corporation" does not include any foreign corporation, which for its taxable year in which its dividend was paid, or the preceding taxable year, is a passive foreign investment company ("PFIC," discussed below).  Unless extended, this favorable provision will have expired on December 31, 2012, and ordinary dividends taxable in years beginning thereafter will again be taxed at tax rates applicable to ordinary income.  In order to be eligible for the preferential rate, the shareholder in the fund must have held his or her shares in the fund for at least 61 days during the 121-day period commencing 60 days before the fund shares become ex-dividend.  Additional restrictions on a shareholder's qualification for the preferential rate may apply.

In general, dividends (other than capital gain dividends) paid by a fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the fund's income consists of dividends paid by U.S. corporations (other than REITs) on shares that have been held by the fund for at least 46 days during the 91-day period commencing 45 days before the shares become ex-dividend.  Dividends paid on shares held by a fund will not be taken into account for this purpose if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), or to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividend received deduction may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing holding period and other requirements with respect to its shares of the fund or by application of the Code.

If a fund makes a distribution that is or is considered to be in excess of its current and accumulated "earnings and profits" for the relevant period, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a RIC and net gains from redemptions or other taxable dispositions of RIC shares) of U.S. individuals, estates and trusts.  The tax applies to the lesser of (i) such net investment income (or, in the case of an estate or trust, its undistributed net investment income), and (ii) the excess, if any, of such person's "modified adjusted gross income" (or, in the case of an estate or trust, its "adjusted gross income") over a threshold amount.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of shares in a fund will give rise to a gain or loss.  Any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of fund shares will be treated as short-term capital gain or loss.

However, any loss realized upon a taxable disposition of fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to the shares.  Further, all or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other substantially identical shares of the fund are purchased (including by means of a dividend reinvestment plan) within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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As discussed below under "Funds Investing in Municipal Securities," any loss realized upon a taxable disposition of shares in a municipal or other tax-exempt fund that have been held for six months or less will be disallowed to the extent of any exempt-interest dividends received (or deemed received) by the shareholder with respect to the shares.  Under the Modernization Act, this loss disallowance rule, however, does not apply with respect to a regular dividend paid by a RIC which declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

Generally, if a shareholder sells or redeems shares of a fund within 90 days of their original acquisition, the shareholder cannot claim a loss on the original shares attributable to the amount of their load charge if the load charge is reduced or waived on a future purchase of shares of any fund (on account of the prior load charge), but instead is required to reduce the basis of the original shares by the amount of their load charge and carry over that amount to increase the basis of the newly acquired fund shares.  Under the Modernization Act, this rule applies only if the acquisition of the new fund shares occurs on or before January 31 of the calendar year following the year in which the original shares were sold or redeemed.

If a shareholder recognizes a loss with respect to a fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of the applicable regulations in light of their individual circumstances.

Legislation passed by Congress in 2008 requires the funds (or their administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information and holding period for fund shares purchased on or after January 1, 2012, and redeemed on or after that date.  The funds will permit fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost.  In the absence of an election by a shareholder, the funds will use the average cost method with respect to that shareholder.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

PFICs

Funds that invest in foreign securities may own shares in certain foreign entities that are treated as PFICs for U.S. federal income tax purposes.  A fund that owns shares of a PFIC may be subject to U.S. federal income tax (including interest charges) on distributions received from the PFIC or gains from a disposition of shares in the PFIC.  To avoid this treatment, each fund owning PFIC shares may make an election to mark the gains (and to a limited extent losses) in a PFIC "to market" as though it had sold and repurchased its holdings in the PFIC on the last day of the fund's taxable year.  Such gains and losses are treated as ordinary income and loss.  Alternatively, a fund may in certain cases elect to treat a PFIC as a "qualified electing fund" (a "QEF"), in which case the fund will be required to include in its income annually its share of the QEF's income and net capital gains, regardless of whether the fund receives any distribution from the QEF.  If the QEF incurs a loss for a taxable year, the loss will not pass through to the fund and, accordingly, cannot offset other income and/or gains of the fund.  A fund may not be able to make the QEF election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a fund to avoid taxation.  Making either of these elections therefore may require a fund to liquidate investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the fund's total return.  Dividends paid by PFICs generally will not be eligible to be treated as qualified dividend income (which is relevant to the extent qualified income is afforded any preferential tax rate.

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Non-U.S. Taxes

Investment income that may be received by a fund from sources within foreign countries may be subject to foreign withholding and other taxes.  Tax treaties between the United States and certain countries may reduce or eliminate such taxes.  If more than 50% of the value of a fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs (as is the case for a Fund of Funds), that fund may elect to "pass through" to its shareholders the amount of foreign taxes paid or deemed paid by that fund.  If that fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid or deemed paid by that fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both).  For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the fund representing income derived from foreign sources.  No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions.  In certain circumstances, a shareholder that (i) has held shares of the fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares.  Additionally, the fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for "creditable" taxes to flow-through.  Each shareholder should consult his or her own tax advisor regarding the potential application of foreign tax credits.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time that fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss.  Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, also are treated as ordinary income or loss.

Financial Products

A fund's investments in options, futures contracts, forward contracts, swaps and derivatives, as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (including notional principal contract, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the fund (including, potentially, without a corresponding receipt of cash with which to make required distributions), defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income, render dividends that would otherwise be eligible for the dividends received deduction or preferential rates of taxation (if any)  ineligible for such treatment, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders of a fund.  In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the applicable requirements, to maintain its qualification as a RIC and avoid fund-level taxation.

Payments with Respect to Securities Loans

A fund's participation in loans of securities may affect the amount, timing and character of distributions to shareholders.  With respect to any security subject to a securities loan, any (i) amounts received by a fund in place of dividends earned on the security during the period that such security was not directly held by a fund may not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by a fund will not qualify as a foreign tax paid by such fund and therefore cannot be passed through to shareholders even if the fund meets the requirements described in "Non-U.S. Taxes," above.

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Securities Issued or Purchased at a Discount and Payment-in-Kind Securities

A fund's investments, if any, in securities issued or purchased at a discount, as well as certain other securities (including zero coupon obligations and certain redeemable preferred stock), may require the fund to accrue and distribute income not yet received.  Similarly, a fund's investment in payment-in-kind securities will give rise to income which is required to be distributed even though the fund receives no payment in cash on the security during the year.  In order to generate sufficient cash to make its requisite distributions, a fund may be required to borrow money or sell securities in its portfolio that it otherwise would have continued to hold.

Inflation-Indexed Treasury Securities

The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds.  Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest or original issue discount income subject to taxation.  Interest payments generally are taxable when received or accrued.  The inflation adjustment to the principal generally is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received.  Accordingly, as in the case of securities issued or purchased at a discount and zero coupon obligations, a fund's investments in inflation-indexed Treasury securities may require the fund to accrue and distribute income not yet received.  Decreases in the indexed principal in a given year generally (i) will reduce the amount of interest income otherwise includible in income for that year in respect of the Treasury security, (ii) to the extent not treated as an offset to current income under (i), will constitute an ordinary loss to the extent of prior year inclusions of interest, original issue discount and market discount in respect of the security that exceed ordinary losses in respect of the security in such prior years, and (iii) to the extent not treated as an offset to current income under (i) or an ordinary loss under (ii), can be carried forward as an ordinary loss to reduce interest, original issue discount and market discount in respect of the security in subsequent taxable years.  If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional debt instruments.

Certain Higher-Risk and High Yield Securities

Certain funds may invest in lower-quality fixed-income securities, including debt obligations of issuers not currently paying interest or that are in default.  Investments in debt obligations that are at risk of or are in default present special tax issues for a fund.  Tax rules are not entirely clear on the treatment of such debt obligations, including as to whether and to what extent a fund should recognize market discount on such a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund shall allocate payments received on obligations in default between principal and interest.  These and other related issues would be addressed by each fund if it invests in such securities as part of the fund's efforts to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Funds Investing in Municipal Securities (Municipal or Other Tax-Exempt Funds)

It is anticipated that substantially all of the ordinary dividends to be paid by municipal or other tax-exempt funds that invest substantially all of their assets in U.S. municipal securities will constitute "exempt-interest dividends."  Such exempt-interest dividends will be exempt from federal income taxes.  It is possible, however, that a portion of the income dividends from such funds will not be exempt from federal income taxes.  Municipal or other tax-exempt funds may realize capital gains from the sale or other disposition of municipal securities or other securities.  Distributions by such funds of capital gains will be treated in the same manner as capital gains as described under "Taxation of Fund Distributions."  Recipients of Social Security and/or certain railroad retirement benefits who receive dividends from municipal bond or other tax-exempt funds may have to pay taxes on a portion of their benefits.  Shareholders will receive a Form 1099-DIV, Form 1099-INT or other IRS forms, as required, reporting the taxability of all dividends.  Certain municipal or other tax-exempt funds may invest in municipal securities the income from which is subject to AMT.  Such funds will advise shareholders of the percentage of dividends, if any, which should be included in the computation of AMT.

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Because the ordinary dividends of municipal or other tax-exempt funds are expected to be exempt-interest dividends, any interest on money a shareholder of such a fund borrows that is directly or indirectly used to purchase shares in the fund will not be deductible.  Further, entities or persons that are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisors before purchasing shares of these funds.  The income from such bonds may not be tax-exempt for such substantial users.  There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies.  A shareholder falling into any such category should consult its tax advisor concerning its investment in a fund that is intended to generate exempt-interest dividends.

As a general rule, any loss realized upon a taxable disposition of shares in a municipal or other tax-exempt fund that have been held for six months or less will be disallowed to the extent of any exempt-interest dividends received (or deemed received) by the shareholder with respect to the shares.  Under the Modernization Act, this loss disallowance rule, however, does not apply with respect to a regular dividend paid by a RIC which declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

Under the Modernization Act, if at least 50% of the value of a fund's total assets at the close of each quarter of its taxable year is represented by interests in other RICs (such as a Fund of Funds), the fund may pass through to its shareholders its exempt interest income in the form of dividends that are exempt from federal income tax.

Proposals have been and may be introduced before Congress that would restrict or eliminate the federal income tax exemption of interest on municipal securities.  If such a proposal were enacted, the availability of such securities for investment by a fund that would otherwise invest in tax-exempt securities and the value of such a fund's portfolio would be affected.  In that event, such a fund would reevaluate its investment objective and policies.

The treatment under state and local tax law of dividends from a fund that invests in municipal securities may differ from the federal income tax treatment of such dividends under the Code.

Investing in Mortgage Entities

Special tax rules may apply to the investments by a fund in entities which invest in or finance mortgage debt.  Such investments include residual interests in REMICs and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code.  Although it is the practice of each fund not to make such investments, there is no guarantee that a fund will be able to avoid an inadvertent investment in REMIC residual interests or a taxable mortgage pool.

Such investments may result in a fund receiving excess inclusion income ("EII") in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII.  This can result in the funds being required to pay tax on the portion of its EII that is allocated to disqualified organizations, including certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income ("UBTI").  In addition, such amounts generally cannot be offset by net operating losses, will be treated as UBTI to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any otherwise applicable exemptions or rate reductions in any relevant tax treaties.

Special tax consequences also apply where charitable remainder trusts invest in RICs that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools.  Furthermore, any investment in residual interests of a REMIC can create complex tax consequences to both a fund and its shareholders, especially if a fund has state or local governments or other tax-exempt organizations as shareholders.

Tax-Exempt Shareholders

Under current law, each fund serves to "block" (that is, prevent the attribution to shareholders of) UBTI from being realized by its tax-exempt shareholders (including, among others, individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities).  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.  As noted above, a tax-exempt shareholder may also recognize UBTI if a fund recognizes EII derived from direct or indirect investments in residual interests in REMICs or taxable mortgage pools.  If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

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Backup Withholding

Each fund generally is required to withhold and remit to the Treasury a percentage of the taxable distributions and redemption proceeds paid to certain shareholders who fail to properly furnish the fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the applicable fund that he or she is not subject to such withholding.  Corporate shareholders, certain foreign persons and other shareholders specified in the Code and applicable regulations are generally exempt from backup withholding, but may need to provide documentation to the fund to establish such exemption.

Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign (Non-U.S.) Shareholders

Dividends paid by a fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty, if any, to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or other applicable tax form certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or, if applicable, a lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.  All non-U.S. shareholders should consult their tax advisors to determine the appropriate tax forms to provide to a fund to claim a reduced rate or exemption from U.S. federal withholding taxes, and the proper completion of those forms.

In general, and subject to the exceptions described below, U.S. withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends or upon the sale or other disposition of shares of a fund.

For non-U.S. shareholders of a fund, a distribution by a fund that is attributable to the fund's receipt of certain capital gain distributions from a REIT and, for calendar years before 2012, gains from sales or exchanges of "United States real property interests" ("USRPIs") generally will be treated as "effectively connected" real property gain that is subject to tax in the hands of the non-U.S. shareholder at the graduated rates applicable to U.S. shareholders (subject to a special AMT in the case of nonresident alien individuals), a potential 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation and a 35% withholding tax (which can be credited against the non-U.S. shareholder's direct U.S. tax liabilities) if the fund is a "United States real property holding corporation" (as such term is defined in the Code, and referred to herein as a "USRPHC") or would be but for the operation of certain exclusions.  An exception to such treatment is provided if the non-U.S. shareholder has not owned more than 5% of the class of stock of the fund in respect of which the distribution was made at any time during the one-year period ending on the date of the distribution.  In that case, the distribution generally is treated as an ordinary dividend subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).  In addition, non-U.S. shareholders may be subject to certain tax filing requirements if the fund is a USRPHC.

Gains from the disposition of fund shares by a non-U.S. shareholder will be subject to withholding tax and treated as income effectively connected to a U.S. trade or business if at any time during the five-year period ending on the date of disposition (or if shorter, the non-U.S. shareholder's holding period for the shares), the fund was a USRPHC and the foreign shareholder actually or constructively held more than 5% of the outstanding shares of the fund.  Notwithstanding the foregoing, gains recognized upon a disposition of fund shares in calendar years before 2012 will not be subject to U.S. income or withholding taxes if the fund is "domestically controlled" (as such term is defined in the Code).

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Non-U.S. shareholders that engage in certain "wash sale" and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from a fund that would be treated as gain effectively connected with a U.S. trade or business generally will be treated as having received such distributions. All shareholders of a fund should consult their tax advisors regarding the application of the foregoing rule.

For calendar years before 2012 (and for subsequent years if legislation to such effect has been or is enacted), a distribution of a USRPI in redemption of a non-U.S. shareholder's shares of a fund generally will cause that fund to recognize gain if the fund is considered "domestically controlled."  If a fund is required to recognize gain, the amount of gain recognized will equal a percentage of the excess of the fair market value of the distributed USRPI over the fund's adjusted basis in the distributed USRPI, with such percentage based on the greatest foreign ownership percentage of the fund during the five-year period ending on the date of the redemption.

For taxable years of a fund beginning before January 1, 2012 (and for subsequent years if legislation to such effect has been or is enacted), properly reported dividends are generally exempt from U.S. withholding tax where they (i) are paid in respect of a fund's "qualified net interest income" (generally, the fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a fund's "qualified short-term capital gains" (generally, the excess of the fund's net short-term capital gain over the fund's long-term capital loss for such taxable year).  However, depending on its circumstances, a fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form).  In the case of shares of a fund held through an intermediary, the intermediary may withhold even if a fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

The Hiring Incentives to Restore Employment Act

Under provisions of The Hiring Incentives to Restore Employment Act, P.L. 111-147 (the "HIRE Act"), certain payments of U.S. source interest, dividends, and other fixed or determinable annual or periodical gains, profits and income, as well as gross proceeds from the sale or disposition of property of a type that can produce U.S. source dividends or interest (all such payments, "withholdable payments"), which are made to a "foreign financial institution," which term may include certain non-U.S. shareholders of a fund, may be subject to a 30% withholding tax, if the foreign financial institution does not, among other things, comply, under an agreement with the Secretary of the Treasury or his/her delegate or the terms of an applicable intergovernmental agreement entered into by the United States and the country where such non-U.S. shareholder resides or does business, with prescribed due diligence requirements necessary to determine which of its accounts (including equity interests in the foreign financial institution) are held by specified United States persons or United States owned foreign entities (such accounts, "United States accounts"), and prescribed reporting requirements in respect of its United States accounts.  Further, a 30% withholding tax may apply in respect of "passthru payments" made by a foreign financial institution to certain accountholders that do not comply with reasonable information requests aimed at enabling the foreign financial institution to identify its United States accounts and meet applicable reporting obligations.  The HIRE Act will further impose a 30% withholding tax on certain payments to non-financial foreign entities.  The scope of the applicable HIRE Act provisions is not entirely clear and no assurance can be given that some or all of the income of a fund, and/or certain of the fund's shareholders will not be subject to any of the above described withholding taxes or that information will not be required to be reported to the IRS in respect of a shareholder's interest in the fund.  To comply with the requirements of the HIRE Act, a fund may, in appropriate circumstances, require shareholders to provide information and tax documentation regarding their direct and indirect owners, and direct and indirect owners of certain entity shareholders will be required to waive the application of any non-US laws which, but for such waiver, would prevent such entity from reporting information in respect of United States accounts in accordance with the applicable provisions of the HIRE Act or any agreement described in Section 1471(b) of the Code.  While the withholding tax provisions of the HIRE Act were to have been fully effective beginning in 2013, the Treasury and the IRS have indicated there will be a phased-in implementation of these provisions.

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The HIRE Act also imposes information reporting requirements on individuals (and, to the extent provided in future regulations, certain domestic entities) that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000.  Significant penalties can apply upon a failure to make the required disclosure and in respect of understatements of tax attributable to undisclosed foreign financial assets.  The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in certain investments of a fund.

All non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a fund.

Possible Legislative Changes

The tax consequences described herein may be affected (possibly with retroactive effect) by various legislative bills and proposals that may be initiated in Congress.  Several provisions of the Code relating to the taxation of RICs and their non-U.S. shareholders previously expired, and it is possible that those provisions could be legislatively re-enacted (possibly with retroactive effect).  Similarly, several preferential tax provisions discussed herein (including the taxation to individuals of qualified dividend income at capital gains rates, as well as certain preferential tax rates) had a December 31, 2012 expiration date, but may be or have been, through legislative action, extended or otherwise modified.  Prospective investors should consult their own tax advisors regarding the status of any proposed legislation and the effect, if any, on their investment in a fund.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of such an investment in their particular tax situation.

Dividends, distributions and gains from the sale of fund shares may be subject to state, local and foreign taxes.  Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund.  Investments in securities issued by the GNMA or FNMA, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.  Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local and, where applicable, non-U.S. taxes.

Shareholders should consult their own tax advisors regarding the state, local and non-U.S. tax consequences of an investment in shares and the particular tax consequences to them of an investment in a fund.

PORTFOLIO TRANSACTIONS

This section, other than "Disclosure of Portfolio Holdings," does not apply to the Funds of Funds' investments in Underlying Funds.  The Funds of Funds will not pay brokerage commissions or sales loads to buy and sell shares of Underlying Funds.

The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds.  The funds, except for the money market funds, are managed by dual employees of the Manager and an Affiliated Entity or employ a Sub-Adviser.  Those funds use the research facilities, and are subject to the internal policies and procedures, of the applicable Affiliated Entity or Sub-Adviser and execute portfolio transactions through the trading desk of the Affiliated Entity or Sub-Adviser, as applicable (collectively with Dreyfus' trading desk (for the money market funds only), the "Trading Desk").  All portfolio transactions of the money market funds are placed on behalf of each fund by the Manager.

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Trading the Funds' Portfolio Securities

In managing money market funds, the Manager will draw upon BNY Mellon Cash Investment Strategies ("CIS").  CIS is a division of the Manager that provides investment and credit risk management services and approves all money market fund eligible securities for the fund and for other investment companies and accounts managed by the Manager or its affiliates that invest primarily in money market instruments.  CIS, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by such investment companies and other accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research.  CIS investment and credit professionals also utilize inputs and guidance from BNY Mellon's central Risk Management Department (the "Risk Department") as part of the investment process.  These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investment.  The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by CIS or BNY Mellon and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at CIS.  In the event a security is removed from the "approved" credit list after being purchased by the fund, the fund is not required to sell that security.

Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a "spread."  Other portfolio transactions may be executed through brokers acting as agents, which are typically paid a commission.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed-income securities) and the commission rates or spreads to be paid.  Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable.  In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services.  The Trading Desk seeks to obtain best execution by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following:  (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counterparty risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security).  In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use.  Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers.  Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may, but are not required to, seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account, and available investments or opportunities for sales will be allocated equitably to each.  In some cases, this policy may adversely affect the size of the position obtained or sold or the price paid or received by a fund.  When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the fund will be charged or credited with the average price.

The portfolio managers will make investment decisions for the funds as they believe are in the best interests of the funds.  Investment decisions made for a fund may differ from, and may conflict with, investment decisions made for other funds and accounts advised by the Manager and its Affiliated Entities or a Sub-Adviser.  Actions taken with respect to such other funds or accounts may adversely impact a fund, and actions taken by a fund may benefit the Manager or its Affiliated Entities or a Sub-Adviser or other funds or accounts advised by the Manager or an Affiliated Entity or Sub-Adviser.  Funds and accounts managed by the Manager, an Affiliated Entity or a Sub-Adviser may own significant positions in an issuer of securities which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.  Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among other funds and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including the Manager and its Affiliated Entities) and the aggregate exposure of such accounts) may restrict investment activities of the funds.  While the allocation of investment opportunities among a fund and other funds and accounts advised by the Manager and its Affiliated Entities may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel (or, with respect to a fund advised by a Sub-Adviser, the Sub-Adviser and its affiliates), the portfolio managers will make allocation decisions consistent with the interests of the fund and other funds and accounts and not solely based on such other interests.

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Portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

The Manager, an Affiliated Entity or a Sub-Adviser may buy for a fund securities of issuers in which other funds or accounts advised by the Manager, the Affiliated Entity or the Sub-Adviser may have, or are making, an investment in the same issuer that are subordinate or senior to the securities purchased for the fund.  For example, a fund may invest in debt securities of an issuer at the same time that other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer.  To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by the Manager, an Affiliated Entity or a Sub-Adviser relating to what actions are to be taken may raise conflicts of interests, and the Manager, the Affiliated Entity or the Sub-Adviser, as applicable, may take actions for certain funds or accounts that have negative impacts on other funds or accounts.

Portfolio turnover may vary from year to year as well as within a year.  In periods in which extraordinary market conditions prevail, portfolio managers will not be deterred from changing a fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.  Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

The Manager (and, where applicable, an Affiliated Entity or a Sub-Adviser) may utilize the services of an affiliate to effect certain client transactions when it determines that the use of such affiliate is consistent with its fiduciary obligations, including its obligation to obtain best execution, and the transactions are in the best interests of its clients.  Procedures have been adopted in conformity with Rule 17e-1 under the 1940 Act to provide that all brokerage commissions paid by the funds to the Manager (or, where applicable, an Affiliated Entity or a Sub-Adviser) are reasonable and fair.

For funds that invest in municipal securities, portfolio securities are purchased from and sold to parties acting as either principal or agent.  Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained.  Usually no brokerage commissions as such are paid by a fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.  The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

69

Soft Dollars

The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and brokerage services to be used by the investment adviser. Section 28(e) of the Exchange Act provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided.  Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, the funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e).  Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable Affiliated Entity or Sub-Adviser in its investment decision-making responsibilities, as contemplated under Section 28(e).  Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staff of many securities firms.  Such services and products may include, but are not limited to, the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; statistical data; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies.  The Trading Desk also may use client brokerage commission arrangements to defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems) or functions related thereto (such as clearance and settlement).  Some of the research products or services received by the Trading Desk may have both a research function and a non-research or administrative function (a "mixed use").  If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly.  The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars.  The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration.  Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided.  The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

There may be no correlation between the amount of brokerage commissions generated by a particular fund or account and the indirect benefits received by that fund or client.  The Affiliated Entity or Sub-Adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit.  Further, research services and products may be useful to the Affiliated Entity or Sub-Adviser in providing investment advice to any of the funds or other accounts it advises.  Information made available to the Affiliated Entity or Sub-Adviser from brokerage firms effecting securities transactions for another fund or account may be utilized on behalf of a fund.  Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund and the indirect benefits received by that fund.  Information so received is in addition to, and not in lieu of, services required to be performed by the Affiliated Entity or Sub-Adviser and fees are not reduced as a consequence of the receipt of such supplemental information.  Although the receipt of such research services does not reduce the normal independent research activities of the Affiliated Entity or Sub-Adviser, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

70

IPO Allocations

Certain funds may participate in IPOs.  In deciding whether to purchase an IPO, a fund's portfolio manager(s) generally consider the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase.  Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus.  The Affiliated Entity or Sub-Adviser (as applicable), when consistent with the fund's and/or account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis.  In the case of "hot" IPOs, where the Affiliated Entity or Sub-Adviser only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Affiliated Entity or Sub-Adviser.  "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed.  The distribution of the partial allocation among funds and/or accounts will be based on relative NAVs.  Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody and other associated costs.  International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

Disclosure of Portfolio Holdings

The funds have adopted policies and procedures with respect to the disclosure of fund portfolio holdings and any ongoing arrangements to make available information about fund portfolio holdings.  It is the policy of the Manager to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings.  The policy requires that consideration always be given as to whether disclosure of information about fund portfolio holdings is in the best interests of fund shareholders, and that any conflicts of interest between the interests of fund shareholders and those of the Manager or its affiliates be addressed in a manner that places the interests of fund shareholders first.

Each fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.  Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag at www.dreyfus.com.  In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.  Each money market fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor the Manager or its affiliates may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings.  Funds may distribute portfolio holdings to mutual fund evaluation services such as S&P, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

A fund may also disclose any and all portfolio holdings information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  These service providers include the fund's custodian, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisors.

Disclosure of portfolio holdings may be authorized only by the Chief Compliance Officer for the fund, and any exceptions to this policy are reported quarterly to the board.

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SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

The board has delegated to Dreyfus the authority to vote proxies of companies held in a fund's portfolio.  Dreyfus, through its participation in BNY Mellon's Proxy Policy Committee (the "PPC"), applies BNY Mellon's Proxy Voting Policy, related procedures and voting guidelines when voting proxies on behalf of a fund.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts.  Dreyfus further recognizes that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset.  An investment adviser's duty of loyalty precludes an adviser from subrogating its clients' interests to its own.  Accordingly, in voting proxies, Dreyfus seeks to act solely in the best financial and economic interests of the funds.  With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Dreyfus seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by third party vendors, and without consideration of any client relationship factors.  Further, Dreyfus and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and proxies of mutual funds sponsored by Dreyfus or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers in Dreyfus' and its affiliates' discretion.

Each proxy is reviewed, categorized and analyzed in accordance with the PPC's written guidelines in effect from time to time.  The guidelines are reviewed periodically and updated as necessary to reflect new issues and changes to the PPC's policies on specific issues.  Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require.  Proposals for which a guideline has not yet been established, such as, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote.  Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The PPC will also consider specific interests and issues raised by Dreyfus on behalf of a fund, which interests and issues may require that a vote for a fund be cast differently from the collective vote in order to act in the best interests of such fund.

Dreyfus believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote.  Dreyfus carefully reviews proposals that would limit shareholder control or could affect shareholder values.

Dreyfus generally opposes proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders.  Dreyfus generally supports proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

On questions of social responsibility where economic performance does not appear to be an issue, Dreyfus attempts to ensure that management reasonably responds to the social issues.  Responsiveness is measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company.  Dreyfus pays particular attention to repeat issues where management has failed in its commitment to take specific actions.  With respect to a fund having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, Dreyfus votes such issues in accordance with those investment policies.

Information regarding how Dreyfus voted proxies for the funds during the most recent 12-month period ended June 30th is available on Dreyfus' website, by the following August 31st, at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on a fund's Form N-PX.

72

THE FUNDS' STRUCTURE; FUND SHARES AND VOTING RIGHTS

Massachusetts Business Trusts

The funds are series of the Trust, which is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts.  As a result of this organizational structure, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund.  However, the Trust's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a board member.  The Trust Agreement provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management believes is remote.  Upon payment of any liability incurred by a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund.  The Trust intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of a fund.

Fund Shares and Voting Rights

Fund shares have equal rights as to dividends and in liquidation.  Shares have no preemptive, subscription rights or, except as described in the prospectus or this SAI, conversion rights and are freely transferable.  Each fund share has one vote and, when issued and paid for in accordance with the terms of its offering, is fully paid and non-assessable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a fund to hold annual meetings of shareholders.  As a result, shareholders may not consider each year the election of board members or the appointment of an independent registered public accounting firm.  However, for a fund that is organized as a Massachusetts business trust or a series of a Massachusetts business trust, the holders of at least 30% of the fund's shares outstanding and entitled to vote may require the fund to hold a special meeting of shareholders for purposes of removing a board member from office.  In addition, the board will call a meeting of shareholders for the purpose of electing board members if, at any time, less than a majority of the board members then holding office have been elected by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series, if any, affected by such matter.  Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.  Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of board members from the separate voting requirements of the rule.

73

GLOSSARY

Term	Meaning

1940 Act	Investment Company Act of 1940, as amended
ACH	Automated Clearing House
ADRs	American Depositary Receipts and American Depositary Shares
Adviser	The Manager and/or one or more Sub-Advisers, as applicable to the relevant fund or funds
Affiliated Entity	An affiliate of Dreyfus that, along with Dreyfus, employs fund portfolio managers who are dual employees of the Dreyfus and such affiliate
AMT	Alternative Minimum Tax
Authorized Entity

A bank, broker-dealer, financial adviser or Retirement Plan that has entered into an agreement with the Distributor to receive orders to buy and sell fund shares by the close of trading on the NYSE and transmit such orders to the Distributor or its designee in accordance with the agreement with the Distributor

BNY Hamilton Funds	The BNY Hamilton Funds, Inc.
BNY Mellon	The Bank of New York Mellon Corporation; BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.
BNY Mellon Affiliates	Various affiliates of BNY Mellon
BNY Mellon Wealth Advisors	A division of MBSC Securities Corporation, an indirect subsidiary of BNY Mellon
BNY Mellon Wealth Brokerage Clients	Brokerage clients of BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct
BNY Mellon Wealth Management Direct	A division of MBSC Securities Corporation, an indirect subsidiary of BNY Mellon
CEA	Commodities Exchange Act
CFTC	Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CPO	Commodity Pool Operator
Custodian	The Bank of New York Mellon
Distributor	MBSC Securities Corporation
Dreyfus	The Dreyfus Corporation
ETFs	Exchange traded funds
Exchange Account	A special account in either the General Fund or the Worldwide Dollar Fund created solely for the purpose of purchasing shares by exchange from Premier shares of a Premier Class Fund
Exchange Act	Securities Exchange Act of 1934, as amended
FDIC	Federal Deposit Insurance Corporation
Federal Funds	Monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank
FINRA	Financial Industry Regulatory Authority
Fitch	Fitch Ratings
FNMA	Federal National Mortgage Association
Fund of Funds	BNY Mellon Asset Allocation Fund, BNY Mellon Large Cap Market Opportunities Fund or BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
General Fund	General Money Market Fund, Inc., a money market fund advised by the Manager into which certain fund shares may be exchanged
GNMA	Government National Mortgage Association
Independent Board Member	A board member who is not an "interested person" (as defined in the 1940 Act) of the Trust
Individual Accounts	Separate accounts in which Class M shares (held by persons other than Wealth Management Clients) and Investor shares (owned by Individual Clients) are held
Interested Board Member	A board member who is considered to be an "interested person" (as defined in the 1940 Act) of the Trust
Investment Advisory Firm Clients	High net worth and related clients of an Investment Advisory Firm
Investment Advisory Firms

Certain investment advisory firms that make an initial investment in a fund of at least $1 million on behalf of their Investment Advisory Clients, provided that such firms are approved by BNY Mellon Wealth Management and invest in the fund through an omnibus account

IPO	Initial public offering
IRA	Individual retirement account
IRS	Internal Revenue Service
Lending Agent	The Bank of New York Mellon
LIBOR	London Interbank Offered Rate
Manager	BNY Mellon Fund Advisers, a division of Dreyfus
Mellon Capital	Mellon Capital Management Corporation
Moody's	Moody's Investors Service, Inc.
Municipal Bonds Municipal Obligations

Debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, including cities, counties, municipalities, municipal agencies and regional districts, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from federal income tax

Municipal Securities

Short-term debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from federal income tax and which obligations at the time of purchase: (i) are backed by the full faith and credit of the United States, or (ii) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security) or if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated or are of comparable quality, as determined by the Manager under procedures established by the board

NASDAQ	The Nasdaq Stock Market, Inc.
NAV	Net asset value
NFA	National Futures Association
NYSE	New York Stock Exchange
Premier Class Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Mid Cap Stock Fund and BNY Mellon National Intermediate Municipal Bond Fund
Qualified Employee Benefit Plans

Certain employee benefit plans, including pension, profit-sharing and other deferred compensation plans, that are approved by BNY Mellon Wealth Management to invest in one or more funds, that are not Wealth Management Clients and that are serviced by an administrator or recordkeeper with which the Manager and/or certain of its affiliates have entered into an agreement

Rating Agencies	S&P, Moody's, Fitch and, with respect to money market funds, DBRS
REIT	Real estate investment trust
REMIC	Real estate mortgage investment conduit
Retirement Plans

Qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions or state and local governments, not including IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pensions Plans ("SEP-IRAs")

Robeco	Robeco Investment Management, Inc.
S&P	Standard & Poor's Ratings Services
SEC	Securities and Exchange Commission
Securities Act	Securities Act of 1933, as amended
Service Agents

Certain financial institutions (which may include banks), securities dealers and other industry professionals, including BNY Mellon Affiliates (for Wealth Management Clients), Investment Advisory Firms (for Investment Advisory Clients), BNY Mellon Wealth Advisors or BNY Mellon Wealth Management Direct (for BNY Mellon Wealth Brokerage Clients) and the plan sponsor (for Qualified Employee Benefit Plan Accounts)

State Municipal Bonds

Debt securities of the state after which the relevant fund is named, and the state's political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the respective issuers, exempt from federal and such state's personal income taxes (also referred to as "New York Municipal Bonds," "Pennsylvania Municipal Bonds," etc., depending on the state in the name of the relevant fund); New York Municipal Bonds also are exempt from New York City personal income taxes

Sub-Adviser	A fund's sub-investment adviser, if any, as described in the prospectus
TBCAM	The Boston Company Asset Management, LLC
TEFRA	Tax Equity and Fiscal Responsibility Act of 1982
TIPS	Treasury Inflation-Protection Securities
Transfer Agent	Dreyfus Transfer, Inc.
Treasury	U.S. Department of the Treasury
Trust	BNY Mellon Funds Trust
Underlying Funds	Underlying funds, as described in the prospectus, in which a Fund of Funds may invest
USA PATRIOT Act	Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001
Walter Scott	Walter Scott & Partners Limited
Wealth Management Clients	Wealth Management clients of BNY Mellon that maintain qualified fiduciary, custody, advisory or other accounts with BNY Mellon Affiliates
Worldwide Dollar Fund	Dreyfus Worldwide Dollar Money Market Fund, Inc.

74

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed July 7, 2000.

(a)(2) Certificate of Amendment is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed December 23, 2004.

(a)(3) Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed March 27, 2008.

(a)(4) Certificates of Designation are incorporated by reference to Exhibits (a)(4) and (a)(5) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed December 28, 2011.

(b) Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit 77Q1 of Registrant's Form N-SAR, filed October 27, 2011.

(c) Instruments defining the rights of holders of Registrant's securities are incorporated by reference to Articles III, V, VI, VIII and IX of Registrant's Amended and Restated Agreement and Declaration of Trust and Articles 9 and 11 of Registrant's Amended and Restated By-Laws.

(d)(1) Investment Advisory Agreement. Filed herewith.

(d)(2) Sub-Investment Advisory Agreement between BNY Mellon Fund Advisers and Walter Scott & Partners Limited, with respect to the U.S. Large Cap Equity Strategy of each of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed July 14, 2010 ("Post-Effective Amendment No. 31").

(d)(3) Sub-Investment Advisory Agreement between BNY Mellon Fund Advisers and Robeco Investment Management, Inc., with respect to the Robeco Mid Cap Value Strategy of BNY Mellon Mid Cap Multi-Strategy Fund. Filed herewith.

(e) Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 43  to the Registration Statement on Form N-1A, filed February 3, 2012 ("Post-Effective Amendment No. 43").

(f) Not Applicable.

(g) Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed December 29, 2010.

           (h)(1) Transfer Agency Agreement. Filed herewith.

(h)(2) Amended Administration Agreement. Filed herewith.

(h)(3) Shareholder Services Plan is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43.

(i) Opinion and Consent of Registrant's counsel. Filed herewith.

(j) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k) Not Applicable.

(l) Not Applicable.

(m) Not applicable.

(n) Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 43.

(o) Not Applicable.

(p)(1) Code of Ethics of The Bank of New York Mellon Corporation. Filed herewith.

(p)(2) Code of Ethics of Walter Scott & Partners Limited is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 31.

(p)(3) Code of Ethics of Robeco Investment Management, Inc. Filed herewith.

(p)(4) Code of Ethics of Nonmanagement Board Members of Registrant. Filed herewith.

Other Exhibits

(1) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (1) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed October 27, 2005.

(2) Power of Attorney of David K. Mossman, James Windels, Patrick J. O’Connor, John R. Alchin, Ronald R. Davenport, Jack L. Diederich, Kim D. Kelly, Kevin C. Phelan, Patrick J. Purcell, Thomas F. Ryan, Jr. and Maureen M. Young. Filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant

 Not Applicable.

Item 30. Indemnification

(a) The Registrant shall indemnify each of its Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Registrant in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Registrant shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in 1940 Act) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and that such indemnification would not protect such Covered Person against any liability to the Registrant to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

(c)  The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Registrant, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Registrant to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant's Amended and Restated Agreement and Declaration of Registrant and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Registrant in connection with the registered securities of the Registrant, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the 1940 Act, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Registrant shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 31(a). Business and Other Connections of Investment Adviser

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), is investment adviser to the Registrant. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

Item 31(b).  Business and Other Connections of Sub-Investment Advisers.

The Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Walter Scott & Partners Limited ("Walter Scott"), the sub-investment adviser to the U.S. Large Cap Equity Strategy of the Registrant's BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon Large Cap Market Opportunities Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Walter Scott, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") by Walter Scott (SEC File No. 801-19420).

The Registrant is fulfilling the requirement of this Item 31(b) to provide a list of the officers and directors of Robeco Investment Management, Inc. ("Robeco"), the sub-investment adviser to the Robeco Mid Cap Value Strategy of BNY Mellon Mid Cap Multi-Strategy Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Robeco, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Advisers Act by Robeco (SEC File No. 801-61786).

Item 31. Business and Other Connections of Investment Adviser (continued)
  Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Chief Executive Officer and Chair of the Board	MBSC Securities Corporation++	Chief Executive Officer Chairman of the Board	3/08 - Present 3/08 - Present

J. Charles Cardona President and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 – Present 6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
Diane P. Durnin Vice Chair and Director	None

Robert G. Capone Director	MBSC Securities Corporation++	Executive Vice President Director	4/07 - Present 4/07 - Present
	The Bank of New York Mellon*****	Vice President	2/06 - Present

Mitchell E. Harris Director	Standish Mellon Asset Management Company LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	Chairman Chief Executive Officer Member, Board of Managers	2/05 – Present 8/04 – Present 10/04 - Present

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC Mellon Financial Center 201 Washington Street Boston, MA 02108-4408	President Manager	12/05 - Present 12/05 - Present

	Palomar Management London, England	Director	12/97 - Present

	Palomar Management Holdings Limited London, England	Director	12/97 - Present

	Pareto Investment Management Limited London, England	Director	9/04 - Present

Christopher E. Sheldon Chief Investment Officer, Executive Vice President and Director	Mellon Global Investing Corp. +	Senior Vice President	5/08 - Present
	BNY Mellon, National Association+	Managing Director	7/09 – Present
	The Bank of New York Mellon*****	Managing Director	7/09 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
Bradley J. Skapyak Chief Operating Officer and Director	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

	Dreyfus Transfer, Inc. ++	Chairman Director Senior Vice President	5/11 - Present 5/10 - Present 5/10 - 5/11

Dwight Jacobsen Executive Vice President and Director	MBSC Securities Corporation++	Executive Vice President Director	6/08 – Present 6/08 – Present

Cynthia Fryer Steer Director	None

Joseph Fuschillo Executive Vice President - Intermediary Distribution	American Independence Financial New York, N.Y.	Senior Managing Director	7/10 – 2/12

Patrice M. Kozlowski Senior Vice President – Corporate Communications	None

Gary Pierce Controller	The Bank of New York Mellon *****	Vice President	7/08 - Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

	MBSC Securities Corporation++	Director Chief Financial Officer	6/07 – Present 6/07 - Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09
	Dreyfus Consumer Credit Corporation ++	Treasurer	7/05 - 8/10

	Dreyfus Transfer, Inc. ++	Chief Financial Officer Treasurer	7/05 - Present 5/11- Present

	Dreyfus Service Organization, Inc.++	Treasurer	7/05 – Present

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 - Present
	Laurel Capital Advisors, LLP+	Chief Compliance Officer	4/05 - Present
	BNY Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present
	MBSC Securities Corporation++	Chief Compliance Officer	6/07 – Present

Christopher O'Connor Chief Administrative Officer	MBSC Securities Corporation++	Executive Vice President Senior Vice President	12/11 – Present 5/06 – 12/11

John Pak Chief Legal Officer	Deutsche Bank 60 Wall Street New York, NY 10005	Managing Director	3/05 - 7/12

	Deutsche Investment Management Americas, Inc. 345 Park Avenue New York, NY 10154	Chief Legal Officer	3/05 - 7/12

Gary E. Abbs Vice President – Tax	The Bank of New York Mellon+	First Vice President and Manager of Tax Compliance	12/96 - Present
	Dreyfus Service Organization++	Vice President – Tax	1/09 - Present

	Dreyfus Consumer Credit Corporation++	Chairman President	1/09 – 8/10 1/09 – 8/10

	MBSC Securities Corporation++	Vice President – Tax	1/09 - Present

Jill Gill Vice President – Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present
	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

Joanne S. Huber Vice President – Tax	The Bank of New York Mellon+	State & Local Compliance Manager	7/07 - Present

	Dreyfus Service Organization++	Vice President – Tax	1/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	1/09 – 8/10

	MBSC Securities Corporation++	Vice President – Tax	1/09 – Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Anthony Mayo Vice President – Information Systems	None

John E. Lane Vice President	A P Colorado, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	A P East, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Management, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	A P Properties, Inc. +	Vice President – Real Estate and Leases	8/07 - Present
	Allomon Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	AP Residential Realty, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	AP Wheels, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	BNY Mellon, National Association +	Vice President – Real Estate and Leases	7/08 - Present
	Citmelex Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Eagle Investment Systems LLC 65 LaSalle Road West Hartford, CT 06107	Vice President– Real Estate and Leases	8/07 - Present
	East Properties Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	FSFC, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Holiday Properties, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	MBC Investments Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MBSC Securities Corporation++	Vice President– Real Estate and Leases	8/07 - Present
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Bank Community Development Corporation+	Vice President– Real Estate and Leases	11/07 - Present
	Mellon Capital Management Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #1+	Vice President– Real Estate and Leases	8/07 - Present
	Mellon Financial Services Corporation #4+	Vice President – Real Estate and Leases	7/07 - Present
	Mellon Funding Corporation+	Vice President– Real Estate and Leases	12/07 - Present
	Mellon Holdings, LLC+	Vice President– Real Estate and Leases	12/07 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Mellon International Leasing Company+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Leasing Corporation+	Vice President– Real Estate and Leases	7/07 - Present
	Mellon Ventures, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Melnamor Corporation+	Vice President– Real Estate and Leases	8/07 - Present
	MFS Leasing Corp. +	Vice President– Real Estate and Leases	7/07 - Present
	MMIP, LLC+	Vice President– Real Estate and Leases	8/07 - Present
	Pareto New York LLC++	Vice President– Real Estate and Leases	10/07 - Present
	Pontus, Inc. +	Vice President– Real Estate and Leases	7/07 - Present
	Promenade, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	RECR, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present

	Texas AP, Inc. +	Vice President– Real Estate and Leases	8/07 - Present
	The Bank of New York Mellon*****	Vice President – Real Estate and Leases	7/08 - Present
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real Estate and Leases	8/07 - Present

Kathleen Geis Vice President	BNY Mellon, National Association+	Managing Director	7/09 - Present
	BNY Mellon Distributors Holdings, Inc. +	Vice President - Real Estate	7/11 - Present
	BNY Mellon Investment Servicing (US) Inc. +	Vice President - Real Estate	7/11 - Present
	BNY Mellon Performance & Risk Analytics, LLC+	Vice President - Real Estate	7/11 - Present
	BNY Mellon Trust Company of Illinois+	Vice President - Real Estate	7/11 - Present
	BNY Mellon Trust of Delaware+	Vice President - Real Estate	7/11 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Eagle Investment Systems LLC+	Vice President - Real Estate	7/11 - Present
	Ivy Asset Management LLC+	Vice President - Real Estate	7/11 - Present
	Mellon Capital Management Corporation***	Vice President - Real Estate	7/11 - Present
	Mellon Financial Services Corporation #1+	Vice President - Real Estate	7/11 - Present
	Mellon Holdings LLC+	Vice President - Real Estate	7/11 - Present
	Mellon Investor Services LLC+	Vice President - Real Estate	7/11 - Present
	Pareto New York LLC*****	Vice President - Real Estate	7/11 - Present
	SourceNet Solutions, Inc. +	Vice President - Real Estate	7/11 - Present
	Technology Services Group, Inc. +	Vice President - Real Estate	7/11 - Present
	Tennessee Processing Center LLC+	Vice President - Real Estate	7/11 - Present
	The Bank of New York Mellon Trust Company, National Association+	Vice President - Real Estate	7/11 - Present
	Alcentra US, Inc. ++	Vice President - Real Estate	7/11 - Present
	BNY Mellon Capital Markets LLC++	Vice President - Real Estate	7/11 - Present
	Pershing LLC*****	Vice President - Real Estate	7/11 - Present
	The Bank of New York Mellon+	Managing Director	7/09 - Present
	MBNA Institutional PA Services, LLC+	Managing Director Senior Vice President	7/09 - Present 10/06 - 7/09

Dean M. Steigauf Vice President	BNY Mellon, National Association+	Vice President	7/09 - Present
	BNY Mellon Distributors Holdings, Inc. +	Vice President - Real Estate	7/11 - Present
	BNY Mellon Investment Servicing (US) Inc. +	Vice President - Real Estate	7/11 - Present
	BNY Mellon Performance & Risk Analytics, LLC+	Vice President - Real Estate	7/11 - Present
	BNY Mellon Trust Company of Illinois+	Vice President - Real Estate	7/11 - Present
	BNY Mellon Trust of Delaware+	Vice President - Real Estate	7/11 - Present
	Eagle Investment Systems LLC+	Vice President - Real Estate	7/11 - Present
	Ivy Asset Management LLC+	Vice President - Real Estate	7/11 - Present

Name and Position With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Capital Management Corporation***	Vice President - Real Estate	7/11 - Present
	Mellon Financial Services Corporation #1+	Vice President - Real Estate	7/11 - Present
	Mellon Holdings LLC+	Vice President - Real Estate	7/11 - Present
	Mellon Investor Services LLC+	Vice President - Real Estate	7/11 - Present
	Pareto New York LLC*****	Vice President - Real Estate	7/11 - Present
	SourceNet Solutions, Inc. +	Vice President - Real Estate	7/11 - Present
	Technology Services Group, Inc. +	Vice President - Real Estate	7/11 - Present
	Tennessee Processing Center LLC+	Vice President - Real Estate	7/11 - Present
	The Bank of New York Mellon Trust Company, National Association+	Vice President - Real Estate	7/11 - Present
	Alcentra US, Inc. ++	Vice President - Real Estate	7/11 - Present
	BNY Mellon Capital Markets LLC++	Vice President - Real Estate	7/11 - Present
	Pershing LLC*****	Vice President - Real Estate	7/11 - Present
	The Bank of New York Mellon+	Vice President	12/02 - Present

James Bitetto Secretary	The Dreyfus Family of Funds++	Vice President and Assistant Secretary	8/05 - Present

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - 8/10

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 32. Principal Underwriters
(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:
1.	Advantage Funds, Inc.
2.	CitizensSelect Funds
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus BASIC Money Market Fund, Inc.
5.	Dreyfus BASIC U.S. Mortgage Securities Fund
6.	Dreyfus Bond Funds, Inc.
7.	Dreyfus Cash Management
8.	Dreyfus Funds, Inc.
9.	The Dreyfus Fund Incorporated
10.	Dreyfus Government Cash Management Funds
11.	Dreyfus Growth and Income Fund, Inc.
12.	Dreyfus Index Funds, Inc.
13.	Dreyfus Institutional Cash Advantage Funds
14.	Dreyfus Institutional Preferred Money Market Funds
15.	Dreyfus Institutional Reserves Funds
16.	Dreyfus Intermediate Municipal Bond Fund, Inc.
17.	Dreyfus International Funds, Inc.
18.	Dreyfus Investment Funds
19.	Dreyfus Investment Grade Funds, Inc.
20.	Dreyfus Investment Portfolios
21.	The Dreyfus/Laurel Funds, Inc.
22.	The Dreyfus/Laurel Funds Trust
23.	The Dreyfus/Laurel Tax-Free Municipal Funds
24.	Dreyfus Liquid Assets, Inc.
25.	Dreyfus Manager Funds I
26.	Dreyfus Manager Funds II
27.	Dreyfus Midcap Index Fund, Inc.
28.	Dreyfus Money Market Instruments, Inc.
29.	Dreyfus Municipal Bond Opportunity Fund
30.	Dreyfus Municipal Cash Management Plus
31.	Dreyfus Municipal Funds, Inc.
32.	Dreyfus Municipal Money Market Fund, Inc.
33.	Dreyfus New Jersey Municipal Bond Fund, Inc.
34.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
35.	Dreyfus New York AMT-Free Municipal Bond Fund
36.	Dreyfus New York AMT-Free Municipal Money Market Fund
37.	Dreyfus New York Municipal Cash Management
38.	Dreyfus New York Tax Exempt Bond Fund, Inc.
39.	Dreyfus Opportunity Funds

40.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
41.	Dreyfus Premier GNMA Fund, Inc.
42.	Dreyfus Premier Investment Funds, Inc.
43.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
44.	Dreyfus Premier Worldwide Growth Fund, Inc.
45.	Dreyfus Research Growth Fund, Inc.
46.	Dreyfus State Municipal Bond Funds
47.	Dreyfus Stock Funds
48.	Dreyfus Short-Intermediate Government Fund
49.	The Dreyfus Socially Responsible Growth Fund, Inc.
50.	Dreyfus Stock Index Fund, Inc.
51.	Dreyfus Tax Exempt Cash Management Funds
52.	The Dreyfus Third Century Fund, Inc.
53.	Dreyfus Treasury & Agency Cash Management
54.	Dreyfus Treasury Prime Cash Management
55.	Dreyfus U.S. Treasury Intermediate Term Fund
56.	Dreyfus U.S. Treasury Long Term Fund
57.	Dreyfus 100% U.S. Treasury Money Market Fund
58.	Dreyfus Variable Investment Fund
59.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
60.	General California Municipal Money Market Fund
61.	General Government Securities Money Market Funds, Inc.
62.	General Money Market Fund, Inc.
63.	General Municipal Money Market Funds, Inc.
64.	General New York Municipal Money Market Fund
65.	Strategic Funds, Inc.

(b)
Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Jon R. Baum*	Chairman of the Board	None
Ken Bradle**	Chief Executive Officer, President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	Executive Vice President (Money Market Funds Only)
Sue Ann Cormack**	Executive Vice President	None
John M. Donaghey***	Executive Vice President and Director	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
James D. Kohley***	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
Christopher D. O'Connor*	Executive Vice President and Director	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Bill E. Sappingon*	Executive Vice President and Director	None
Gary Pierce*	Chief Financial Officer and Director	None

(b)
Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Tracy Hopkins*	Senior Vice President	None
Mercedez Katz**	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None
Barbara A. McCann****	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Kathleen DeNicholas*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	Anti-Money Laundering Compliance Officer
Matthew D. Connolly*	Anti-Money Laundering Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs***	Vice President – Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber***	Vice President – Tax	None
John E. Lane******	Vice President	None
Kathleen Geis******	Vice President	None
Dean M. Steigauf******	Vice President	None
Donna M. Impagliazzo**	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
Claudine Orloski***	Vice President – Tax	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer
James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary
James D. Muir*	Assistant Secretary	None
Barbara J. Parrish***	Assistant Secretary	None
Cristina Rice***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, Suite 3900, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 33. Location of Accounts and Records

  1.  The Bank of New York Mellon
   One Wall Street
   New York, New York 10286

       2.   The Bank of New York Mellon
   One Mellon Bank Center
   Pittsburgh, Pennsylvania 15258

  3.  BNY Mellon Investment Servicing (US), Inc.
   4400 Computer Drive
   Westborough, MA 01581

  4.  The Dreyfus Corporation
   200 Park Avenue
   New York, New York 10166

Item 34. Management Services

  Not Applicable

Item 35. Undertakings

  None

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, BNY Mellon Funds Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of December, 2012.

BNY MELLON FUNDS TRUST

BY:	/s/ David K. Mossman*
David K. Mossman, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David K. Mossman*	President (Principal Executive Officer)	December 28, 2012
David K. Mossman
/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	December 28, 2012
James Windels
/s/ Patrick J. O’Connor*	Chairman of the Board	December 28, 2012
Patrick J. O’Connor
/s/ John R. Alchin*	Board Member	December 28, 2012
John R. Alchin
/s/ Ronald R. Davnport*	Board Member	December 28, 2012
Ronald R. Davenport
/s/ Jack L. Diederich*	Board Member	December 28, 2012
Jack L. Diederich
/s/ Kim D. Kelly*	Board Member	December 28, 2012
Kim D. Kelly
/s/ Kevin C. Phelan*	Board Member	December 28, 2012
Kevin C. Phelan
/s/ Patrick J. Purcell*	Board Member	December 28, 2012
Patrick J. Purcell
/s/ Thomas F. Ryan, Jr.*	Board Member	December 28, 2012

Thomas F. Ryan, Jr.
/s/ Maureen M. Young*	Board Member	December 28, 2012
Maureen M. Young

*BY:	/s/ Joseph M. Chioffi
Joseph M. Chioffi Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

(d)(1) Investment Advisory Agreement.

(d)(3) Sub-Investment Advisory Agreement between BNY Mellon Fund Advisers and Robeco Investment Management, Inc., with respect to the Robeco Mid Cap Value Strategy of BNY Mellon Mid Cap Multi-Strategy Fund.

(h)(1) Transfer Agency Agreement.

(h)(2) Amended Administration Agreement.

(i) Opinion and Consent of Registrant's counsel.

(j) Consent of Independent Registered Public Accounting Firm.

(p)(1) Code of Ethics of The Bank of New York Mellon Corporation.

(p)(3) Code of Ethics of Robeco Investment Management, Inc.

(p)(4) Code of Ethics of Nonmanagement Board Members of Registrant.

Other Exhibits

(2) Power of Attorney